        As filed with the Securities and Exchange Commission on October 12, 2007
                                                         1933 Act No.___________
                                                          1940 Act No. 811-22132

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                  Pre-Effective Amendment No.                                [ ]

                  Post-Effective Amendment No.                               [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                  Amendment No.                                              [ ]

                        (Check appropriate box or boxes)

                                 ABERDEEN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 5 Tower Bridge
                        300 Barr Harbor Drive, Suite 300
                           West Conshohocken, PA 19428
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 345-6531
              (Registrant's Telephone Number, including Area Code)

                              Lucia Sitar, Esquire
                        c/o Aberdeen Asset Management Inc
                         1735 Market Street, 37th Floor
                             Philadelphia, PA 19103

               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                           Barbara A. Nugent, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                                  SELECT SERIES

                          Aberdeen Mid Cap Growth Fund

                           Aberdeen Select Equity Fund

                         Aberdeen Select Small Cap Fund

                           Aberdeen Select Growth Fund

                         Aberdeen Select Worldwide Fund

                                   PROSPECTUS

                               [__________, 2007]

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                              [WWW.__________.COM]

                                  SELECT SERIES

These specialty Funds are concentrated stock portfolios  focusing in major world markets and featuring the managers' BEST IDEAS.

--------------------------------------------------------------------------------
FUND AND CLASS                                                  TICKER
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Class A
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Class B
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Class C
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Class D
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Class R
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Institutional Class
--------------------------------------------------------------------------------
Aberdeen Mid Cap Growth Fund Institutional Service Class
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Class A
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Class B
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Class C
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Class R
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Institutional Class
--------------------------------------------------------------------------------
Aberdeen Select Equity Fund Institutional Service Class
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Class A
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Class B
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Class C
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Class R
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Institutional Class
--------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund Institutional Service Class
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Class A
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Class B
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Class C
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Class R
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Institutional Class
--------------------------------------------------------------------------------
Aberdeen Select Growth Fund Institutional Service Class
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Class A
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Class B
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Class C
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Class R
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Institutional Class
--------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund Institutional Service Class
--------------------------------------------------------------------------------

SECTION     KEY TERMS                                                 Page [  ]
SECTION 1   FUND SUMMARIES & PERFORMANCE                              Page [  ]
            Aberdeen Mid Cap Growth Fund
            Aberdeen Select Equity Fund
            Aberdeen Select Small Cap Fund
            Aberdeen Select Growth Fund
            Aberdeen Select Worldwide Fund
SECTION 2   FUND DETAILS                                              Page [  ]
            Additional Information about Investments, Investment
            Techniques and Risks
SECTION 3   FUND MANAGEMENT                                           Page [  ]
            Investment Adviser
            Subadviser
            Management Fees
            Portfolio Management
            Multi-Manager Structure
SECTION 4   INVESTING WITH ABERDEEN FUNDS                             Page [  ]
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Aberdeen Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees
SECTION 5   DISTRIBUTION AND TAXES                                    Page [  ]
            Income and Capital Gains Distributions
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred
            Accounts
            Backup Withholding
SECTION 6   FINANCIAL HIGHLIGHTS                                      Page [  ]

SELECT SERIES

INTRODUCTION TO THE SELECT SERIES

This prospectus provides information about five funds (the "Funds"),  the shares of which are offered by Aberdeen Funds (the "Trust"):

Aberdeen Mid Cap Growth Fund (the "Mid Cap Fund")
Aberdeen Select Equity Fund (the "Select Equity")
Aberdeen Select Small Cap Fund (the "Small Cap Fund")
Aberdeen Select Growth Fund (the "Select Growth Fund")
Aberdeen Select Worldwide Fund (the "Worldwide Fund")

These Funds are primarily intended:

o    to help investors grow their capital through investments in leading U.S. or foreign companies.

Because  these  Funds  invest in fewer  individual  securities  than most mutual funds,  they are subject to  substantially  higher risks and greater  volatility than other mutual funds.  These Funds may not be suitable for all investors.  To decide if one or more of these Funds is appropriate for your investment program,
you  should   consider  your  personal   investment   objectives  and  financial
circumstances,  the  length of time  until you need your money and the amount of risk you are comfortable taking.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE  THAT ANY OF THE FUNDS WILL MEET THEIR  RESPECTIVE  OBJECTIVES OR THAT
THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

Each Fund offers the following six different  share  classes:  Class A, Class B,
Class C, Class R, Institutional  Service Class and Institutional  Class. The Mid
Cap Fund also offers Class D Shares.

An investment in any share class of a Fund  represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser"),  as the Funds'  investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK - securities representing shares of ownership of a corporation.

CONVERTIBLE  SECURITIES  - debt  securities  or  preferred  stocks  that  may be converted  into common  stock.  While a convertible  security is a  fixed-income security that typically pays interest or dividend income,  its market value also tends to  correspond  to market  changes in the value of the  underlying  common stock.

DERIVATIVE - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

EQUITY  SECURITIES  -  securities  including  common  stock,   preferred  stock,
securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

GROWTH STYLE - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

LARGE-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of companies included in the Standard & Poor's 500(R) Index,  ranging from
$1.65 billion to $472.52 billion as of June 30, 2007.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MID-CAP COMPANIES - companies that have market capitalizations  similar to those of companies included in the Russell Midcap(R) Index, ranging from $1.16 billion to $22.735 billion as of August 31, 2007.

SMALL-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of  companies  included in the Russell  2000(R)  Index,  ranging  from $27 million to $5.02 billion as of August 31, 2007.

TOTAL RETURN - investment  return that  reflects  both capital  appreciation  or depreciation (increase or decrease in the market value of a security) and income
(I.E., interest or dividends).

VALUE  STYLE - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

SECTION 1 ABERDEEN MID CAP GROWTH FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Mid Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Mid Cap Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES issued by MID-CAP COMPANIES. In selecting an investment for the Mid Cap Fund's  portfolio,  management  seeks to invest in securities  of a mid  cap  company  that  management  believes  is,  or has  the potential to be, best capable of taking advantage of its positioning  within its business  sector,  with high  earnings  growth  potential  and a minimum  market capitalization  of approximately $1 billion.  Typically,  the companies in which the Mid Cap Fund will  invest  exhibit  greater-than-average  growth  prospects, given the prevailing  economic  climate.  The Mid Cap Fund  management  tries to choose such  investments  that will increase in value over the long term.  Under normal circumstances, the Mid Cap Fund holds between 25 and 40 such securities.

The  portfolio  manager uses both a  "bottom-up"  and a  "top-down"  approach to select  securities  for the Mid Cap  Fund.  The  portfolio  manager  conducts  a
"bottom-up"  analysis  of  potential   investments,   which  means  an  in-depth
evaluation of each particular  company whose equity securities may be considered for  inclusion  in the Mid Cap Fund.  The  portfolio  manager  seeks  individual
companies   with   attractive   earnings   potential  and   sustainable   growth
characteristics  that may not be fully  recognized by the market.  The portfolio manager  evaluates  each  company's  stock  price  over the course of 12 months, paying particular attention to minimum rates of capital  appreciation,  before a stock will be added to the Mid Cap Fund.

The "top-down" aspect of the approach then considers such overall factors as the general health of the economy, interest rates, inflation, Federal Reserve policy and the vitality of  particular  industry  sectors.  This enables the  portfolio manager to focus on the most  attractive  business  sectors and to identify  the most  attractive  prospective  investments  from the large  universe  of mid-cap stocks.

From  time-to-time,  the Mid Cap  Fund  may  invest  in  companies  experiencing
"special   situations"   such   as   acquisitions,    consolidations,   mergers,
reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

The Fund's portfolio manager usually will sell a security if:

o    the security hits an established price target;
o    the circumstances of the company's industry sector appear to have changed;
o    the company's fundamentals have weakened; or
o    more favorable opportunities have been identified.

PRINCIPAL RISKS

The Mid Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Mid Cap Fund's  investments--and  therefore, the value of Mid Cap Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Mid Cap Fund could lose value if the  individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock  market,  the  Russell  Midcap(R)  Growth  Index,  or other funds with similar investment objectives and strategies.

SECTION 1 Aberdeen Mid Cap Growth Fund SUMMARY AND PERFORMANCE (CONT.)

MID-CAP RISK - in general,  stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

SPECIAL  SITUATION  COMPANIES RISK - Special  situation  companies are companies that may be involved in acquisitions,  consolidations, mergers, reorganizations, or other unusual  developments  that can affect a company's market value. If the anticipated  benefits of the  developments  do not ultimately  materialize,  the value of a special situation company may decline.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Mid Cap Fund to  sometimes  underperform  other equity funds that use different investing styles.

CONCENTRATION RISK - investing in a select group of securities could subject the
Mid Cap Fund to greater  risk of loss and could be  considerably  more  volatile than a  broad-based  market  index or other  mutual  funds that are  diversified across a greater number of securities and industries.

PORTFOLIO  TURNOVER  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely  impact the Mid Cap Fund's  performance  and may:
o    increase share price volatility and
o    result in additional tax consequences for Mid Cap Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance information is not available for the Mid Cap Fund because it is new.

SECTION 1 ABERDEEN MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Mid Cap Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
------------------------------------------------------------------------------------------------------------------------------
                                                                                               INSTITUTIONAL
                                      CLASS       CLASS      CLASS       CLASS       CLASS     SERVICE         INSTITUTIONAL
Shareholder Fees(Paid Directly          A           B          C           D           R       CLASS           CLASS
From Your Investment)(1)              SHARES      SHARES     SHARES      SHARES      SHARES    SHARES          SHARES
------------------------------------------------------------------------------------------------------------- ----------------
Maximum Sales Charge(Load)          5.75%(2)    None        None       4.50%(2)    None        None            None
imposed upon purchases(as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------- ----------------
Maximum Deferred Sales              None(3)     5.00%(4)    1.00%(5)   None        None        None            None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
------------------------------------------------------------------------------------------------------------- ----------------
Redemption/Exchange Fee (as         2.00%       2.00%       2.00%      2.00%       2.00%       2.00%           2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------------------------------------------------------------------------- ----------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------------------------------------------------------------------------- ----------------
Management Fees (paid to            0.80%       0.80%       0.80%      0.80%       0.80%       0.80%           0.80%
have the Fund's investments
professionally managed)
------------------------------------------------------------------------------------------------------------- ----------------
Distribution and/or Service         0.25%       1.00%       1.00%      None        0.50%       None            None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------------------------------------------------------------------------- ----------------
Other Expenses(8)                   0.47%       0.44%       0.44%      0.44%       0.64%       0.44%           0.44%
------------------------------------------------------------------------------------------------------------- ----------------
TOTAL ANNUAL FUND OPERATING         1.52%       2.24%       2.24%      1.24%       1.94%       1.24%           1.24%
EXPENSES
------------------------------------------------------------------------------------------------------------- ----------------
Amount of Fee Limitations/ Expense  0.04%       0.04%       0.04%      0.04%       0.04%       0.04%           0.04%
Reimbursements(9)
------------------------------------------------------------------------------------------------------------- ----------------
TOTAL ANNUAL FUND OPERATING         1.48%       2.20%       2.20%      1.20%       1.90%       1.20%           1.20%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------- ----------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales  charge on  purchases of Class A and Class D shares is reduced or eliminated  for  purchases of $50,000 or more.  For more  information,  see
     Section 4, Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3    A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

6    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be  up  to  0.25%  with  respect  to  Class  A,  Class  D,  Class  R and
     Institutional  Service  Class  shares.  The full  0.25%  in  administrative services fees is not reflected in "Other Expenses" at this time because the
     Fund does not  currently  anticipate  selling its shares to  intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.20% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.70% for Class A shares,  1.45% for Class D shares,  1.95% for Class R shares  and 1.45% for
     Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.

SECTION 1 ABERDEEN MID CAP GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Mid
Cap Fund with the cost of investing in other mutual funds.

The  Example  assumes  that you invest  $10,000 in the Mid Cap Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR 3 YEARS
-------------------------------------------- --------- -------

Class A shares*                                  [   ]   [   ]
-------------------------------------------- --------- -------

Class B shares                                   [   ]   [   ]
-------------------------------------------- --------- -------

Class C shares                                   [   ]   [   ]
-------------------------------------------- --------- -------

Class D shares                                   [   ]   [   ]
-------------------------------------------- --------- -------

Class R shares                                   [   ]   [   ]
-------------------------------------------- --------- -------

Institutional Service Class shares               [   ]   [   ]
-------------------------------------------- --------- -------

Institutional Class shares                       [   ]   [   ]
-------------------------------------------- --------- -------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                        1 YEAR    3 YEARS
---------------------------- ------------------ ----------

Class B shares                          [   ]      [   ]
---------------------------- ------------------ ----------

Class C shares                          [   ]      [   ]
---------------------------- ------------------ ----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Mid Cap Fund does not apply sales charges on reinvested  dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 1 ABERDEEN SELECT EQUITY FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Select Equity Fund seeks a high total return from a  concentrated  portfolio of U.S. securities.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Select Equity Fund invests at least 80% of the value of its net assets in EQUITY  SECURITIES,  primarily  in COMMON  STOCKS and
CONVERTIBLE SECURITIES.  The Select Equity Fund seeks to invest in securities of
U.S. companies that management believes have strong franchises capable of taking advantage  of  their  positions  in the  marketplace.  The  securities  of  U.S.
companies  selected for the Select Equity Fund's  portfolio are those  companies that management  believes will become dominant in their  industries  because the companies have  reputations  for quality  management  and superior  products and services.

The portfolio  manager seeks companies which generally meet one of the following characteristics:

o    above-average revenue growth
o    above-average earnings growth
o    consistent earnings growth
o    attractive valuation

The  Select  Equity  Fund is  nondiversified,  which  means that it may invest a significant  portion of the Select Equity  Fund's assets in the  securities of a small  number of  companies.  The  Select  Equity  Fund  typically  focuses  its investments in a core group of 25 to 35 common stocks of U.S. LARGE-CAP and U.S.
MID-CAP COMPANIES.  A U.S. company is defined as having been organized under the laws of the United  States,  having a principal  place of business in the United
States or if its stock trades primarily in the United States.

In seeking TOTAL RETURN,  the portfolio  manager seeks returns from both capital gains  (i.e.,  an  increase  in the value of the stocks the Select  Equity  Fund holds) as well as income  generated by  dividends  paid by stock  issuers.  Over time, stock markets in general may produce  proportionately higher capital gains relative to dividends,  or vice versa, at different  periods.  While many of the stocks the Select Equity Fund invests in pay  dividends,  the portfolio  manager anticipates  that capital gains may constitute a somewhat  higher  proportion of returns than dividends under current market conditions.  However,  stock markets could  change,  either  suddenly  or  gradually,  so  that  over  time a  higher proportion of the Select Equity Fund's returns would be derived from dividends.

The Select Equity Fund usually sells portfolio securities if:

o    the outlook of a company's earnings growth becomes less attractive;
o    more favorable opportunities are identified; or
o    a company's stock price has increased significantly.

PRINCIPAL RISKS

The Select  Equity Fund cannot  guarantee  that it will  achieve its  investment objective.

As with  any  fund,  the  value of the  Select  Equity  Fund's  investments--and therefore, the value of Select Equity Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET RISK - the Select  Equity Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market, the Standard & Poor's 500(R) Index ("S&P 500 Index"), or other funds with similar investment objectives and strategies.

NONDIVERSIFIED  FUND RISK -  because  the  Select  Equity  Fund may hold  larger positions in fewer securities than other funds, a single security's  increase or decrease  in value may have a greater  impact on the  Leaders  Fund's  value and total return.

SECTION 1 ABERDEEN SELECT EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

PORTFOLIO  TURNOVER - the Select  Equity Fund may engage in active and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result  may  adversely  impact  the  Leaders  Fund's performance and may:

o        increase share price volatility and
o        result in additional tax consequences for Fund shareholders.

If the value of the Select Equity  Fund's  investments  goes down,  you may lose money.

SECTION 1 Aberdeen Select Equity Fund SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not available for the Select Equity Fund because it is new.

SECTION 1 ABERDEEN SELECT EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the  Select  Equity  Fund  depending  on the share  class you select.

-------------------------------------------------------------------------------------------------------------------
                                Fees and Expenses
-------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL
                                      CLASS       CLASS      CLASS       CLASS     SERVICE          INSTITUTIONAL
Shareholder Fees(Paid Directly          A           B          C           R       CLASS            CLASS
From Your Investment)(1)              SHARES      SHARES     SHARES      SHARES    SHARES           SHARES
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Maximum Sales Charge(Load)          5.75%(2)      None        None        None        None          None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Maximum Deferred Sales              None(3)       5.00%(4)    1.00%(5)    None        None          None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Redemption/Exchange Fee (as         2.00%         2.00%       2.00%       2.00%       2.00%         2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Management Fees (paid to            0.80%         0.80%       0.80%      0.80%       0.80%          0.80%
have the Fund's investments
professionally managed)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Distribution and/or Service         0.25%         1.00%       1.00%      0.50%       None           None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Other Expenses(8)                   0.64%         0.60%       0.60%      0.80%       0.70%          0.60%
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
TOTAL ANNUAL FUND OPERATING         1.69%         2.40%       2.40%      2.10%       1.50%          1.40%
EXPENSES
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
Amount of Fee Limitations/ Expense  0.20%         0.20%       0.20%      0.20%       0.20%          0.20%
Reimbursements(9)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------
TOTAL ANNUAL FUND OPERATING         1.49%         2.20%       2.20%      1.90%       1.30%          1.20%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  ---------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases of $ 50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

3    A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Choosing a Share Class--Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

6    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 30  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.20% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than five  years  after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.70% for Class A shares, 1.95% for Class R shares and 1.45% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SELECT EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Select
Equity Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $ 10,000 in the Select  Equity Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS
----------------------------------------- ------- --------
Class A shares*                            [   ]    [   ]
----------------------------------------- ------- --------
Class B shares                             [   ]    [   ]
----------------------------------------- ------- --------
Class C shares                             [   ]    [   ]
----------------------------------------- ------- --------
Class R shares                             [   ]    [   ]
----------------------------------------- ------- --------
Institutional Service Class shares         [   ]    [   ]
----------------------------------------- ------- --------
Institutional Class shares                 [   ]    [   ]
----------------------------------------- ------- --------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                               1 YEAR  3 YEARS
---------------------------- --------- -------

Class B shares                 [   ]    [   ]
---------------------------- --------- -------

Class C shares                 [   ]    [   ]
---------------------------- --------- -------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Select Equity Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 1 ABERDEEN SELECT SMALL CAP FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Small Cap Fund typically invests at least 80% of the value of its net assets in EQUITY  SECURITIES  of issuers  considered  to be
SMALL-CAP COMPANIES as of the time of investment. In selecting an investment for the Small Cap Fund's  portfolio,  management  seeks to invest in securities of a small cap company that  management  believes is within a top business sector and is capable of taking  advantage of its positioning  within that business sector.
While  the  Small  Cap Fund may sell a  security  if its  market  capitalization exceeds the definition of a SMALL-CAP COMPANY, it is not required to sell solely because of that fact.

The Small Cap Fund  consists of two sleeves,  or portions,  managed by different subadvisers.  The Adviser is the Small Cap Fund's investment adviser and selects the Small Cap Fund's  subadvisers  and monitors their  performance on an ongoing basis.  Currently,  the Adviser is directly managing the small-cap value portion and the Adviser has selected  NorthPointe  Capital LLC  ("NorthPointe) to manage the small-cap growth portion. The Fund's assets are typically allocated in equal portions to each  manager,  although  at times more of the Fund's  assets may be allocated to either growth or value, depending on market conditions.

NorthPointe  employs a GROWTH STYLE by investing in securities of  undiscovered, emerging  growth  small-cap  companies in an attempt to provide  investors  with potentially  higher  returns than funds that invest  primarily  in larger,  more established  companies.  NorthPointe  focuses on securities that exhibit some or all of the following characteristics:

o    above-average earnings growth;
o    attractive valuation;
o    development of new products, technologies or markets;
o    high-quality balance sheet; and
o    a strong management team.

NorthPointe considers selling a particular security due to:

o    any  change  in  company   fundamentals  from  the  time  of  the  original
     investment;
o    the company's  MARKET  CAPITALIZATION  reaching  twice the Small Cap Fund's buying range;
o    deterioration of the stock's  valuation such that other  attractive  stocks are available more cheaply;
o    management's actions that are not in shareholders' best interests; or
o    weakening financial stability.

The Adviser  employs a VALUE  STYLE of  investing  and looks at factors  such as earnings  growth and  relative  value,  management  action and price trends when selecting securities. The Adviser focuses on securities that exhibit some or all of the following characteristics:

o    attractive  valuation and near-term  strength of business  (i.e.,  based on estimate revisions and earnings surprises);
o    long-term growth prospects of the company and its industry;
o    level of duress a company is experiencing;
o    price-to-earnings  ratio and  price-to-free  cash flow ratio  that,  in the team's opinion, reflect the best standards of value; and
o    quality of earnings.

The Adviser considers selling a security when:

o    a company's  market  capitalization  exceeds the  benchmark  capitalization range;
o    long-term growth prospects deteriorate;
o    more compelling investment values are identified;
o    near-term   reported  or  pre-announced   earnings  are  disappointing  and
     recurring; or
o    the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

The Fund may  invest  without  limit in initial  public  offerings  ("IPOs")  of small-cap  companies,  although such IPOs may not be available for investment by the Fund and the impact on performance of any such IPO would be uncertain.

PRINCIPAL RISKS

The  Small  Cap  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Small Cap Fund's investments--and  therefore, the value of Small  Cap Fund  shares--may  fluctuate.  These  changes  may occur because of:

STOCK MARKET RISK - the Small Cap Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock  market,  the  Russell  2000(R)  Index,  or other  funds with  similar investment objectives and strategies.

SMALL  CAP RISK - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than securities of larger  companies or the market overall.  Small-cap  companies may have limited product lines or markets,  be less  financially  secure than larger companies, or depend on a small number of key personnel. If adverse developments occur,  such  as due to  management  changes  or  product  failure,  the  Fund's investment  in a small-cap  company may lose  substantial  value.  Investing  in small-cap  companies  requires  a  longer  term  investment  view and may not be appropriate for all investors.

GROWTH VERSUS VALUE STYLE RISK - over time growth and value investing styles may go in and out of favor (usually not at the same time) causing the Small Cap Fund to  sometimes  underperform  other  equity  funds that use  different  investing styles.  There is a risk that the Small Cap  Fund's  management  may  allocate a greater  portion of the Fund's assets to growth when value is more in favor,  or vice-versa.

INITIAL  PUBLIC  OFFERING  RISK - IPOs may be limited and the Small Cap Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often
are  subject  to  greater  and  more  unpredictable   price  changes  than  more
established stocks.

PORTFOLIO  TURNOVER  - the Small Cap Fund may  engage  in  active  and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may adversely  impact the Fund's  performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Small Cap Fund shareholders.

If the value of the Small Cap Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN SELECT SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not  available for the Small Cap Fund because it is new.

SECTION 1 ABERDEEN SELECT SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Select  Small Cap Fund  depending  on the share class you select.

------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL
                                      CLASS       CLASS      CLASS       CLASS     SERVICE          INSTITUTIONAL
Shareholder Fees(Paid Directly          A           B          C           R       CLASS            CLASS
From Your Investment)(1)              SHARES      SHARES     SHARES      SHARES    SHARES           SHARES
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Maximum Sales Charge(Load)          5.75%(2)    None        None       None        None             None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Maximum Deferred Sales              None(3)     5.00%(4)    1.00%(5)   None        None             None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Redemption/Exchange Fee (as         2.00%       2.00%       2.00%      2.00%       2.00%            2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Management Fees (paid to            0.95%       0.95%       0.95%      0.95%       0.95%            0.95%
have the Fund's investments
professionally managed)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Distribution and/or Service         0.25%       1.00%       1.00%      0.50%       None             None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Other Expenses(8)                   0.47%       0.46%       0.46%      0.66%       0.61%            0.46%
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
TOTAL ANNUAL FUND OPERATING         1.67%       2.41%       2.41%      2.11%       1.56%            1.41%
EXPENSES
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
Amount of Fee Limitations/ Expense  0.06%       0.06%       0.06%      0.06%       0.06%            0.06%
Reimbursements(9)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------
TOTAL ANNUAL FUND OPERATING         1.61%       2.35%       2.35%      2.05%       1.50%            1.35%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
----------------------------------- ----------- ----------- ---------- ----------- ---------------  --------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

3    A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

6    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends or capital gains,  or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.35% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SELECT SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Small Cap Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR  3 YEARS
-------------------------------------- ---------- -------
Class A shares*                           [   ]    [   ]
-------------------------------------- ---------- ------
Class B shares                            [   ]    [   ]
-------------------------------------- ---------- -------
Class C shares                            [   ]    [   ]
-------------------------------------- ---------- -------
Class R shares                            [   ]    [   ]
-------------------------------------- ---------- -------
Institutional Service Class shares        [   ]    [   ]
-------------------------------------- ---------- -------
Institutional Class shares                [   ]    [   ]
-------------------------------------- ---------- -------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                    1 YEAR   3 YEARS
--------------------------------- --------- --------
Class B shares                       [   ]    [   ]
--------------------------------- --------- --------
Class C shares                       [   ]    [   ]
--------------------------------- --------- --------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Fund does not apply  sales  charges on  reinvested  dividends  and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 1 ABERDEEN SELECT GROWTH FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Select Growth Fund seeks long-term growth.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Select Growth Fund invests at least 80% of the value of its net assets in EQUITY  SECURITIES.  The Select  Growth Fund seeks to invest in securities of U.S. companies that management  believes have strong and improving  franchises capable of taking advantage of growth  opportunities.  The securities of U.S. companies selected for the Select Growth Fund's portfolio are those  companies  that  management  believes  have  high  growth  potential  and reputations  for quality  management  and superior  products and  services.  The
Select Growth Fund typically focuses its investments in a core group of 25 to 35
COMMON STOCKS of U.S.  companies of any size whose earnings are expected to grow faster than those of other  companies in the market.  The Select Growth Fund may hold a limited  number of  additional  common stocks at times when the portfolio
managers  are  accumulating  new  positions,   selling  existing  positions,  or
responding to exceptional market conditions. A U.S. company is defined as having been organized under the laws of the United States,  having a principal place of business in the United  States,  or if its stock trades  primarily in the United
States.

The  Select  Growth  Fund is  nondiversified,  which  means that it may invest a significant  portion of the Select Growth  Fund's assets in the  securities of a single or small number of  companies.

The Select Growth Fund usually sells portfolio securities if:

o    the price of the security is or becomes overvalued;
o    the outlook of a company's earnings growth becomes less attractive; and/or
o    more favorable opportunities are identified.

PRINCIPAL RISKS

The Select  Growth Fund cannot  guarantee  that it will  achieve its  investment objective.

As with  any  fund,  the  value of the  Select  Growth  Fund's  investments--and therefore, the value of Select Growth Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET RISK - the Select  Growth Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Standard & Poor's 500(R) Index (S&P 500 Index),  or other funds with similar investment objectives and strategies.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Select  Growth Fund to sometimes  underperform  other equity funds that use different investing styles.

NONDIVERSIFIED  FUND RISK -  because  the  Select  Growth  Fund may hold  larger positions in fewer securities than other funds, a single security's  increase or decrease in value may have a greater  impact on the Select  Growth  Fund's value and total return.

SECTION 1 ABERDEEN SELECT GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

PORTFOLIO  TURNOVER - the Select  Growth Fund may engage in active and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may adversely  impact the Fund's  performance and may:  o increase  share  price  volatility  and o result in  additional  tax consequences for Select Growth Fund shareholders.

If the value of the Select Growth  Fund's  investments  goes down,  you may lose money.

SECTION 1 ABERDEEN SELECT GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not available for the Select Growth Fund because it is new.

SECTION 1 ABERDEEN SELECT GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the  Select  Growth  Fund  depending  on the share  class you select.

------------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
------------------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL
                                            CLASS       CLASS      CLASS       CLASS     SERVICE          INSTITUTIONAL
Shareholder Fees(Paid Directly                A           B          C           R       CLASS            CLASS
From Your Investment)(1)                    SHARES      SHARES     SHARES      SHARES    SHARES           SHARES
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None       None             None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None       None             None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is
less)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%      2.00%            2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Management Fees (paid to                   0.90%       0.90%      0.90%       0.90%      0.90%            0.90%
have the Fund's investments
professionally managed)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%      None             None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
Other Expenses(8)                          0.32%       0.28%      0.28%       0.48%      0.41%            0.28%
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.47%       2.18%      2.18%       1.88%      1.31%            1.18%
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
AMOUNT OF FEE LIMITATIONS/EXPENSE
REIMBURSEMENTS(9)                          0.00%       0.00%      0.00%       0.00%      0.00%            0.00%
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER LIMITATIONS/REIMBURSEMENTS)         1.47%       2.18%      2.18%       1.88%      1.31%            1.18%
------------------------------------------ ----------- ---------- ----------- ---------- --------------   --------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

3    A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

6    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 30  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.30% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than five  years  after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.80% for Class A shares, 2.05% for Class R shares and 1.55% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SELECT GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Select
Growth Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Select  Growth Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods.  It  assumes a 5% return  each  year,  no change in  expenses,  and the expense  limitations  for one year only (if  applicable).  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR    3 YEARS
---------------------------------------------- --------- ---------
Class A shares*                                   [   ]     [   ]
----------------------------------------------- --------- ---------
Class B shares                                    [   ]     [   ]
----------------------------------------------- --------- ---------
Class C shares                                    [   ]     [   ]
----------------------------------------------- --------- ---------
Class R shares                                    [   ]     [   ]
----------------------------------------------- --------- ---------
Institutional Service Class shares                [   ]     [   ]
----------------------------------------------- --------- ---------
Institutional Class shares                        [   ]     [   ]
----------------------------------------------- --------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                             1 YEAR    3 YEARS
------------------------------------------- --------- -------
Class B shares                                [   ]     [   ]
------------------------------------------- --------- -------
Class C shares                                [   ]     [   ]
------------------------------------------- --------- -------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Select Growth Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Worldwide Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal circumstances, the Worldwide Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES  issued by companies  located  throughout the world (including the U.S.). The Worldwide Fund seeks to invest in securities of companies located anywhere in the world that management believes are, or have the potential to be, well  positioned to take advantage of growth  opportunities in their industries. The securities of companies selected for the Worldwide Fund include both:  (i) companies  that appear to offer  long-term  strategic  growth opportunities  because of their strong  competitive  advantage within key growth
segments;   and  (ii)  companies  that  appear  to  offer  short-term   tactical
opportunities  based on current  circumstances.  Some of the  companies  will be multi-national  companies operating  globally,  while others will be located in, and primarily tied  economically to one country.  Under normal  conditions,  the
Worldwide Fund invests in securities from at least three different countries.

The Worldwide Fund's  portfolio  manager  evaluates which  industries  appear to offer  the most  attractive  growth  rates  and which  companies  have  earnings potential  greater  than that  expected  by the  stock  markets  in which  their securities  are traded.  Proprietary  research is  conducted in order to form an independent  perspective that provides a basis for valuing stocks.  By comparing its own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the consensus.

The Worldwide Fund also may use  DERIVATIVES,  such as futures and options,  for efficient portfolio management.

The Worldwide Fund is nondiversified,  which means that a significant portion of the Fund's assets may be invested in the  securities of a single or small number of companies. Typically, the Fund holds approximately 30-40 COMMON STOCKS.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the Worldwide Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  Worldwide  Fund  cannot  guarantee  that it  will  achieve  its  investment objective.

As with any fund, the value of the Worldwide Fund's investments--and  therefore, the value of  Worldwide  Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK MARKET RISK - the Worldwide Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Morgan Stanley Capital  International  (MSCI) World Index
(SM), or other funds with similar investment objectives and strategies.

NONDIVERSIFIED  FUND RISK - because the Worldwide Fund may hold larger positions in fewer securities than other funds, a single  security's  increase or decrease in value  may have a  greater  impact on the  Worldwide  Fund's  value and total return.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND SUMMARY AND PERFORMANCE (CONT.)

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

PORTFOLIO  TURNOVER  - the  Worldwide  Fund may  engage in active  and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may  adversely  impact the  Worldwide  Fund's performance and may:
o    increase share price volatility and
o    result in additional tax consequences for Worldwide Fund shareholders.

If the value of the Worldwide Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not available for the Worldwide  Fund because it is new.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Worldwide Fund depending on the share class you select.

-----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
-----------------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL
                                            CLASS       CLASS      CLASS       CLASS     SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly                A           B          C           R       CLASS          CLASS
From Your Investment)(1)                    SHARES      SHARES     SHARES      SHARES    SHARES         SHARES
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None       None           None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None       None           None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is
less)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%      2.00%          2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Management Fees (paid to                   0.90%       0.90%      0.90%       0.90%      0.90%          0.90%
have the Fund's investments
professionally managed)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%      None           None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
Other Expenses(8)                          0.38%       0.34%      0.34%       0.54%      0.59%          0.34%
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.53%       2.24%      2.24%       1.94%      1.49%          1.24%

------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
AMOUNT OF FEE LIMITATIONS/EXPENSE
REIMBURSEMENTS(9)                          0.00%       0.00%      0.00%       0.00%      0.00%          0.00%
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER LIMITATIONS/REIMBURSEMENTS)         1.53%       2.24%      2.24%       1.94%      1.49%          1.24%
------------------------------------------ ----------- ---------- ----------- ---------- ------------- ----------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

3    A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

6    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends,  or capital gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares.  The full 0.25% in  administrative  services fees for
     Class A and Class R shares is not  reflected  in "Other  Expenses"  at this time because the Fund does not anticipate selling Class A or Class R shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.40% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.90% for Class A shares and 2.15% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Worldwide Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Worldwide Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR  3 YEARS
---------------------------------------------- --------- ---------
Class A shares*                                   [   ]    [   ]
---------------------------------------------- --------- ---------
Class B shares                                    [   ]    [   ]
---------------------------------------------- --------- ---------
Class C shares                                    [   ]    [   ]
---------------------------------------------- --------- ---------
Class R shares                                    [   ]    [   ]
---------------------------------------------- --------- ---------
Institutional Service Class shares                [   ]    [   ]
---------------------------------------------- --------- ---------
Institutional Class shares                        [   ]    [   ]
---------------------------------------------- --------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                  1 YEAR   3 YEARS
------------------------------- --------- --------
Class B shares                     [   ]    [   ]
------------------------------- --------- --------
Class C shares                     [   ]    [   ]
------------------------------- --------- --------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Worldwide  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - Each of the Funds could lose value if the individual  stocks in which it has invested  and/or the overall  stock  markets on which the stocks trade  decline in price.  Stocks and stock  markets  may  experience  short-term volatility  (price  fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks,  small or large stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

FOREIGN  SECURITIES RISK - Foreign  securities in which a Fund may invest may be more  volatile,  harder to price and less liquid than U.S.  securities.  Foreign investments involve some of the following risks as well:
o        political and economic instability;
o        the impact of currency exchange rate fluctuations;
o        reduced information about issuers;
o        higher transaction costs;
o        less stringent regulatory and accounting standards; and
o        delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market); and the possible adoption of foreign governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

DEPOSITARY  RECEIPTS - Certain Funds may invest in securities of foreign issuers in the  form of  depositary  receipts,  such  as  American  Depositary  Receipts
("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"),  which  typically  are  issued  by local  financial  institutions  and evidence ownership of the underlying securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE  SECURITIES - are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that

SECTION 2 FUND DETAILS (CONT.)

is, if market  interest  rates rise,  the value of a convertible  usually falls.
Since it is convertible  into common stock,  the  convertible  also has the same types of market and issuer risk as the underlying common stock.

WARRANTS -  securities  that give the holder the right to buy common  stock at a specified  price  for a  specified  period  of  time.  Warrants  are  considered speculative and have no value if they are not exercised  before their expiration date.

DERIVATIVES - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset or measure to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:
o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets;
o    the Fund may suffer  disproportionately heavy losses relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES  LENDING - Each of the Funds may lend securities,  which involves the risk that the borrower may fail to return the  securities  in a timely manner or at all.  Consequently,  a Fund  may lose  money  and  there  could be a delay in recovering  the loaned  securities.  A Fund could also lose money if it does not recover  the  loaned  securities  and/or  the  value  of the  collateral  falls, including  the value of  investments  made with cash  collateral.  Under certain circumstances, these events could trigger adverse tax consequences to a Fund.

TEMPORARY  INVESTMENTS - Each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;
o    repurchase  agreements covering any of the securities in which the Fund may invest directly; and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the address and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto the  Trust's  internet  site  ([www.______________.com])
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

SUBADVISERS

ABERDEEN SELECT WORLWIDE FUND

Aberdeen Asset  Management  Investment  Services  Limited  ("AAMISL"),  a United
Kingdom  corporation,  and Aberdeen Asset Management Asia Limited  ("AAMAL"),  a
Singapore  corporation,  will each serve as subadviser  to the  Worldwide  Fund.
AAMISL and AAMAL are both  affiliates  of the  Adviser.  AAMISL and AAMAL do not have management over a specific  portion of the Worldwide  Fund's assets at this time, but each assist the Adviser with oversight for the Fund. AAMISL is located at One Bow Churchyard,  London,  England EC4M9HH.  AAMAL is located at 21 Church
Street,  #01-01  Capital  Square Two,  Singapore  049480.  If AAMISL or AAMAL is
allocated a specific  portion of the  Worldwide  Fund's  assets to manage it the future,  it will  receive a fee from the  Adviser  for its  investment  decision services as described below.

GGP, 8 Fenchurch Place, London,  England, United Kingdom, is a subadviser to the
Select  Worldwide Fund.  Subject to the supervision of the Adviser and the Board of Trustees,  GGP manages the Worldwide  Fund's  assets in  accordance  with the
Fund's investment  objective and strategies.  GGP makes investment decisions for the Worldwide Fund and, in connection  with such  investment  decisions,  places purchase  and sell  orders  for  securities.  GGP is owned by a special  purpose investment entity whose interests are owned by Hellman & Friedman LLC, a private equity firm, together with members of GGP's management and executive teams and a number of  employees.  AAMISL  and AAMAL  will each  receive a flat fee from the
Adviser for the oversight services each provide. GGP will receive an asset based fee from the Adviser for its investment decision services, as described below.

ABERDEEN SELECT SMALL CAP FUND

NorthPointe,  101 West Big Beaver Road, Suite 745, Troy,  Michigan 48084, is the
subadviser to the Aberdeen Select Small Cap Fund.  Subject to the supervision of the Adviser and Board of Trustees,  NorthPointe manages the portion of the Small
Cap Fund's  assets  allocated  to it in  accordance  with the Fund's  investment objective  and  strategies.  With  regard to the portion of the Small Cap Fund's assets allocated to it, NorthPointe makes investment decisions for the Fund and, in connection  with such investment  decisions,  places purchase and sell orders for  securities.  NorthPointe  was organized in 1999 as a domestic  equity money management  firm  dedicated  to serving the  investment  needs of  institutions, high-net worth  individuals  and mutual funds.  NorthPointe is a  majority-owned subsidiary of NorthPointe Holdings, LLC.

MANAGEMENT FEES

Each Fund pays the Adviser a management  fee based on each Fund's  average daily net assets.  With respect to the Small Cap Fund and Worldwide  Fund, the Adviser
pays each subadviser from the management fee it receives.

The total annual  advisory  fees each Fund pays the Adviser (as a percentage  of the average daily net assets of each Fund) are as follows:

 FUND/ASSETS                                  MANAGEMENT FEE

 ABERDEEN MID CAP GROWTH FUND
 -------------------------------------------------------------
 On assets up to $250 million                    0.80%
 -------------------------------------------------------------
 On assets of $250 million up to $1 billion      0.77%
 -------------------------------------------------------------
 On assets of $1 billion up to $2 billion        0.74%
 -------------------------------------------------------------
 On assets of $2 billion up to $5 billion        0.71%
 -------------------------------------------------------------
 On assets of $5 billion and more                0.68%
 -------------------------------------------------------------

 ABERDEEN SELECT EQUITY FUND
 -------------------------------------------------------------
 On assets up to $500 million                    0.80%
 -------------------------------------------------------------
 On assets of $500 million up to $2 billion      0.70%
 -------------------------------------------------------------
 On assets of $2 billion and more                0.65%
 -------------------------------------------------------------

 ABERDEEN SELECT SMALL CAP FUND
 -------------------------------------------------------------
 All assets                                      0.95%
 -------------------------------------------------------------

 ABERDEEN SELECT GROWTH FUND
 -------------------------------------------------------------
 On assets up to $500 million                    0.90%
 -------------------------------------------------------------
 On assets of $500 million up to $2 billion      0.80%
 -------------------------------------------------------------
 On assets of $2 billion and more                0.75%
 -------------------------------------------------------------

 ABERDEEN SELECT WORLDWIDE FUND
 -------------------------------------------------------------
 On assets up to $500 million                    0.90%
 -------------------------------------------------------------
 On assets of $500 million up to $2 billion      0.85%
 -------------------------------------------------------------
 On assets of $2 billion and more                0.80%
 -------------------------------------------------------------

ABERDEEN SELECT SMALL CAP FUND SUBADVISORY FEES

The subadvisory fees paid to Northpointe for the investment advisory services it provides to the Aberdeen  Select Small Cap Fund are paid by the Adviser from the management fee the Adviser receives from the Aberdeen Select Small Cap Fund. The
Adviser pays  Northpointe a subadvisory  fee at the rate of 0.55% of the average daily net assets of the Aberdeen Select Small Cap Fund allocated to Northpointe.

ABERDEEN WORLDWIDE SELECT FUND SUBADVISORY FEES

                        Subadvisory Fee Schedule for GGP

The subadvisory  fees for the Worldwide Fund paid to GGP are paid by the Adviser from the management fee it receives.  The subadvisory fees paid to GGP are based on the following schedule:

NET ASSETS MANAGED                    SUBADVISORY FEE

On assets up to $500 million             0.450%
------------------------------------------------------
On assets of $500 million
up to $2 billion                         0.425%
------------------------------------------------------
On assets of $2 billion
and more                                 0.400%
------------------------------------------------------

                 Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have management over a specific portion of the Worldwide
Fund's assets at this time and are not currently  paid  asset-based  subadvisory fees.  If AAMISL  and/or AAMAL is allocated a specific  portion of the Worldwide
Fund's assets to manage it the future, it will receive a fee based on the assets it manages,  paid by the Adviser from the management  fee the Adviser  receives.
The sub-advisory  fees paid by the Adviser to AAMISL and/or AAMAL would be based on the following schedule:

 NET ASSETS MANAGED                   SUBADVISORY FEE

On assets up to $500 million              0.450%
------------------------------------------------------
On assets of $500 million
up to $2 billion                          0.425%
------------------------------------------------------
On assets of $2 billion
and more                                  0.400%
------------------------------------------------------

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of the Funds.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

For the Funds that are subadvised,  information about the portfolio managers for the subadvisers is also included below.

Aberdeen Select Equity Fund

Gary D. Haubold,  CFA, is the portfolio manager to the Select Equity Fund. He is
Senior  Investment  Manager with Aberdeen  Asset  Management  Inc. and, prior to joining  Aberdeen in Oct. 2007, Mr.  Haubold was Senior  Portfolio  Manager with
Nationwide  Fund  Advisors  since  December of 2003.  He is a co-manager  of the
Aberdeen Small Cap Fund.

Mr.  Haubold joined  Nationwide  Fund Advisors from Edge Capital  Management,  a small  hedge  fund he  founded  in 2000.  Previously,  he was CIO of PBHG  Value
Investors,  and created and launched PBHG's small and mid cap value mutual funds business in 1997. Under his management,  the PBHG Small Cap Value Fund was twice named to Money Magazine's list of top 100 funds.

Prior to joining PBHG,  Mr.  Haubold was a senior  portfolio  manager at Miller,
Anderson & Sherrerd, where he managed top-performing small cap and mid cap value portfolios.  He previously  worked at Wood,  Struthers & Winthrop as a small cap value  portfolio  manager  and as head of  research.  Mr.  Haubold  started  his investment  career at Stein,  Roe & Farnham as a  fundamental  research  analyst covering health care and specialty chemicals.

He has 23 years of industry experience.

Mr. Haubold  graduated  magna cum laude from Rice University in 1980 with a B.S.
in   Civil/Structural   Engineering;   and   received  a  Masters  of   Business
Administration  with a concentration  in Finance in 1983 from the Wharton School of Business at the University of Pennsylvania.

Aberdeen Mid Cap Growth Fund

Christopher Baggini, CFA, and Douglas Burtnick,  CFA, are the portfolio managers to the Mid Cap Growth Fund.

Mr. Baggini is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since March 2000.

Mr. Baggini joined Nationwide Fund Advisors from Allied  Investment  Advisors in
Baltimore, Maryland, managing institutional portfolios and two mutual funds, the
ARK Capital Growth  Portfolio and Ark Mid-Cap  Portfolio.  Mr. Baggini began his career in 1986 at Salomon Brothers in New York, where he spent nearly five years in computer programming,  equity research and equity trading. He also spent five years at First  Metropolitan,  a small investment  company in New York, where he managed all equity investments.

He has 21 years of industry experience.

Mr.  Baggini  graduated  from  Fairfield  University  in 1986  receiving a BS in
Economics.  He obtained his Masters of Business  Administration  in Finance from
New York University in 1991 and a CFA designation in 1996.

Mr.  Burtnick is Investment  Manager with Aberdeen  Asset  Management  Inc. and, prior to joining  Aberdeen  in  October  2007,  he was  Portfolio  Manager  with
Nationwide Fund Advisors since May 2002.

Mr.  Burtnick  joined  Nationwide  Fund Advisors from Brown Brothers  Harriman &
Company  (BBH)  where he served as a  portfolio  manger and risk  manager in the private client group.  Prior to BBH he worked at Barra,  Inc., a risk management firm,  where he co-led the Professional  Education Group,  focusing on portfolio construction and risk management  issues for  institutional  investors and hedge funds.  Mr. Burtnick has also led a fixed income market analysis team at Thomson
Financial Services.

He has 16 years of industry experience.

Mr. Burtnick holds a BS from Cornell University.

Aberdeen Select Small Cap Fund

Small Cap Growth Sleeve

NorthPointe,  a  majority-owned  subsidiary of NorthPointe  Holdings,  LLC, is a subadviser to the Small Cap Fund.

Carl P. Wilk, CFP, and Karl Knas, CPA, are portfolio  managers of the portion of the Small Cap Fund managed by NorthPointe.

Mr.  Wilk  joined  NorthPointe  in April  2002.  He  currently  also  manages or co-manages  the  Aberdeen  Micro Cap Equity Fund and the  NorthPointe  Small Cap
Growth  Fund.  He has more  than 17  years of  experience  managing  micro-  and small-capitalization securities.

Mr. Knas joined NorthPointe in March 2003. Previously, he was an equity research analyst at SoundView Technology Group from August 2001.

Small Cap Value Sleeve

Gary Haubold, CFA, William Gerlach, CFA, and Charles Purcell, CFA, are portfolio managers to the Small Cap Fund. See "Aberdeen Select Equity Fund" above for more information regarding Mr. Haubold's investment management experience.

Mr. Gerlach is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and,  prior to joining  Aberdeen in Oct. 2007, he was Senior  Portfolio  Manager
with Nationwide Fund Advisors since December 2003.

Mr.  Gerlach  joined  Nationwide  Fund Advisors from Morgan  Stanley  Investment
Management/Miller  Anderson & Sherrerd, LLP, where he was a Managing Director in charge of Mid Cap and Small Cap Value and Core products.  Under his  leadership, the MAS Mid Cap Mutual Fund  generated  consistently  good  performance  and was twice named to Money Magazine's list of top 100 funds.  Prior to Morgan Stanley,
Bill was an inflation economist for Wharton Econometrics.  He started his career in 1984.

He has 23 years of industry experience.

Mr. Gerlach graduated from Haverford College in 1983 with a B. A. in Economics.

Mr. Purcell is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and,  prior to joining  Aberdeen in Oct. 2007, he was Senior  Portfolio  Manager
with  Nationwide  Fund Advisors  since  December 2003. He is a co-manager of the
Aberdeen Small Cap Fund.

Mr.  Purcell  joined  Nationwide  Fund Advisors from Morgan  Stanley  Investment
Management/Miller Anderson & Sherrerd, LLP, where he was co-portfolio manager of the Morgan Stanley  Institutional  Mid Cap Fund. He was also a member of the mid and small  cap  equity  group  managing  nearly  $3  billion  in  small/mid  cap institutional  assets.  Under  his  leadership,  the  MAS Mid  Cap  Mutual  Fund generated  consistently good performance and was twice named to Money Magazine's list of top 100 funds. Before becoming a portfolio manager, he was a fundamental research analyst specializing in technology and business services industries.

He has 16 years of industry experience.

Mr. Purcell graduated from Pennsylvania State University with a B. S. in Finance in 1990. He earned a Masters of Business  Administration  degree from  Villanova
University with a concentration in Finance.

Aberdeen Select Growth Fund

Christopher Baggini, CFA, and Douglas Burtnick,  CFA, are the portfolio managers to the Select  Growth Fund.  See  "Aberdeen  Mid Cap Growth Fund" above for more information  regarding  Mr.  Baggini and Mr.  Burtnick's  investment  management experience.

Aberdeen Select Worldwide Fund

GGP, is the subadviser for the Worldwide Fund.

Neil Rogan is portfolio  manager of the Worldwide  Fund and has managed the Fund since January 12, 2001.

Mr.  Rogan joined GGP in September  1997 as head of Asia  Pacific  Equities.  In
December   1999,  he  was  appointed   head  of   International   Equities  with
responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global
Equities  management  teams. In January 2001, Mr. Rogan accepted  responsibility for the Global Equity Team.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  also will allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees, but without shareholder approval. Currently, the growth portion of the
Small Cap Fund is subadvised by NorthPointe and the Worldwide Fund is subadvised by GGP. If a new unaffiliated  subadviser is hired for a Fund, shareholders will receive  information about the new subadviser within 90 days of the change.  The exemptive  order  will  allow the Funds  greater  flexibility  enabling  them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to a subadvised Funds:
o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class D, Class R, Institutional Service Class and Institutional Class shares are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class D, Class B, and Class C Shares

Classes and Charges                                          Points to Consider

Class A and Class D Shares

Front-end sales charge up to 5.75% for Class A shares and    A front-end sales charge means that a portion of your
4.50% for Class D shares                                     initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1)  (Class A shares  Reduction  and waivers of sales charges may be
only)                                                        available.

Annual service and/or 12b-1 fee of 0.25% (Class A shares     Total annual operating expenses are lower than Class B
only).  Administrative services fee of up to 0.25%.          and Class C charges which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower dividends and/or NAV per
                                                             share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

(1)  Unless you are  otherwise  eligible  to purchase  Class A shares  without a sales  charge,  a CDSC of up to  1.00%  will be  charged  on Class A shares redeemed  within 18 months of purchase  if you paid no sales  charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

 --------------------------------------------------------------------------------
                          SALES CHARGE AS A PERCENTAGE OF
                          -------------------------------           DEALER
                                               NET AMOUNT    COMMISSION AS
 AMOUNT OF                     OFFERING          INVESTED    PERCENTAGE OF
 PURCHASE                         PRICE   (APPROXIMATELY)   OFFERING PRICE
 -------------------------------------------------------------------------
 Less than $50,000                 5.75%             6.10%            5.00%
 -------------------------------------------------------------------------
 $50,000 to $99,999                4.75              4.99             4.00
 -------------------------------------------------------------------------
 $100,000 to $249,999              3.50              3.63             3.00
 -------------------------------------------------------------------------
 $250,000 to $499,999              2.50              2.56             2.00
 -------------------------------------------------------------------------
 $500,000 to $999,999              2.00              2.04             1.75
 -------------------------------------------------------------------------
 $1 million or more                None              None            None*
 -------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in  "Purchasing  Class A
Shares without a Sales Charge" below.

CLASS D SHARES

Class D shares are available to the following:

o    Investors who received  Class D shares of a Fund in a  reorganization  of a
     Nationwide  fund into a series of the Trust,  as long as you  purchase  the
     Class D shares through the same account in the same capacity and
o    Persons  eligible  to  purchase  Class D shares  without a sales  charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS D SHARES

 --------------------------------------------------------------------------------
                           SALES CHARGE AS A PERCENTAGE OF
                           -------------------------------                DEALER
                                                     NET AMOUNT    COMMISSION AS
 AMOUNT OF                           OFFERING          INVESTED    PERCENTAGE OF
 PURCHASE                               PRICE   (APPROXIMATELY)   OFFERING PRICE
 -------------------------------------------------------------------------------
 Less than $50,000                       4.50%             4.71%            4.00%
 -------------------------------------------------------------------------------
 $50,000 to $99,999                      4.00              4.17             3.50
 -------------------------------------------------------------------------------
 $100,000 to $249,999                    3.00              3.09             2.50
 -------------------------------------------------------------------------------
 $250,000 to $499,999                    2.50              2.56             1.75
 -------------------------------------------------------------------------------
 $500,000 to $999,999                    2.00              2.04             1.25
 -------------------------------------------------------------------------------
 $1 million to $24,999,999               0.50              0.50             0.50
 -------------------------------------------------------------------------------
 $25 million or more                     None              None             None
 -------------------------------------------------------------------------------

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

If you qualify for a  reduction  or waiver of Class A or Class D sales  charges, you must notify Customer Service,  your financial adviser or other  intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current  value of those  shares,  whichever  is higher.  The current value of shares  is  determined  by  multiplying  the  number of shares by their current  NAV.  In order  to  obtain a sales  charge  reduction,  you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase,  with information regarding shares of the Funds held in other accounts which may be eligible for  aggregation.  Such  information  may include  account statements  or other  records  regarding  shares  of the  Funds  held in (i) all
accounts  (e.g.,   retirement  accounts)  with  the  Funds  and  your  financial intermediary;  (ii)  accounts  with other  financial  intermediaries;  and (iii)
accounts in the name of immediate family household  members (spouse and children under 21). You should retain any records  necessary to  substantiate  historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain  this  information.  Otherwise,  you may not receive the  reduction  or waiver.  See  "Reduction  of Class A and Class D Sales  Charges"  and "Waiver of
Class A and Class D Sales  Charges"  below and "Reduction of Class A and Class D
Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in
the SAI for more  information.  This information  regarding  breakpoints is also available free of charge at [www.________________.com]

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A and Class D shares through one or more of these methods:
o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.
o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger  purchase  than you are  currently  making (as shown in the table above),  you and other family members living at the same address  can add the  value  of any  Class A,  Class D,  Class B or Class C shares  in all  Aberdeen  Funds  that you  currently  own or are  currently purchasing to the value of your Class A purchase.
o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)
o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchase  of Class D shares to  fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

Front-end  sales  charges  on Class A and  Class D  shares  are  waived  for the following purchasers:
o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement  with  [_______________]  (the  "Distributor")  to waive sales charges (Class A shares only);
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor. (Class A shares only);
o    any investor who pays for shares with proceeds from sales of Class D shares of an  Aberdeen  Fund (if the new Fund  does not offer  Class D shares  and
     Class A shares are purchased instead);
o    retirement plans (Class A shares only);
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

A CDSC of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:
o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

 -------------------------------------------------------------------
 AMOUNT OF                 $1 MILLION       $4 MILLION   $25 MILLION
 PURCHASE               TO $3,999,999   TO $24,999,999       OR MORE
 -------------------------------------------------------------------
 If sold within             18 months        18 months     18 months
 -------------------------------------------------------------------
 Amount of CDSC                 1.00%            0.50%         0.25%
 -------------------------------------------------------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class A, Class B, and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class A, Class B or Class C shares sold  following  the death or disability of a  shareholder,  provided the  redemption  occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts  after  age  70  1/2  and  for  other  required distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

 -------------------------------------------------------------------------------
                                                                        7 YEARS
 SALE WITHIN       1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  OR MORE
 -------------------------------------------------------------------------------
 Sales charge          5%       4%       3%       3%       2%       1%       0%
 -------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  Fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your shares.  If you redeem your Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B, and Class C Shares" for a list of situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:
o    the level of distribution and administrative services the plan requires;
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:
o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial services firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized  retirement plans that have at least $1 million in assets and shares held through omnibus accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:
o        institutional non-retirement accounts;
o        traditional and Roth IRAs;
o        Coverdell Education Savings Accounts;
o        SEPs and SAR-SEPs;
o        SIMPLE IRAs;
o        one-person Keogh plans;
o        individual 403(b) plans; or
o        529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:
o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:
o    funds of funds offered by affiliates of the Funds;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate  sponsors,   subsidiaries;   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1  or  administrative  service  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for
distribution  and  shareholder  services.   Class  D,  Institutional  Class  and
Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

----------------------- -------------------------------------------------------
CLASS                   AS A % OF DAILY NET ASSETS
----------------------- -------------------------------------------------------
Class A shares          0.25% (distribution or service fee)
----------------------- -------------------------------------------------------
Class B shares          1.00% (0.25% service fee)
----------------------- -------------------------------------------------------
Class C shares          1.00% (0.25% service fee)
----------------------- -------------------------------------------------------
Class R shares          0.50% (0.25% of which may be either a distribution or
                        service fee)
----------------------- -------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class D, Class R and  Institutional  Service  Class shares of the Funds are subject to fees pursuant to an  Administrative  Services Plan adopted by the
Board of Trustees  of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class A and Class R shares as described  above.)  These fees are paid by the
Funds  to   broker-dealers  or  other  financial   intermediaries   who  provide
administrative  support  services to  beneficial  shareholders  on behalf of the
Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other  intermediary  a maximum annual fee of 0.25% for Class A, Class D, Class R and  Institutional  Service Class shares;  however,  many  intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these  fees  are paid out of a  Fund's  Class A,  Class D,  Class R and
Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively, Aberdeen) may make payments for marketing,  promotional or related services provided by broker-dealers and other financial  intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list and/or access to an  intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by the Adviser.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [______________].

AUTOMATED  VOICE  RESPONSE Call  [_____________],  24 hours a day,  seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:
o        make transactions;
o        hear fund price information; and
o        obtain mailing and wiring instructions.

INTERNET Go to  [www.______________.com]  24 hours a day, seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:
o        download Fund prospectuses;
o        obtain information on the Aberdeen Funds;
o        access your account information; and
o        request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [____________________].

BY OVERNIGHT MAIL Aberdeen Funds, [_______________________].

BY FAX [_______________].

FUND TRANSACTIONS--CLASS A, CLASS D, CLASS B, AND CLASS C SHARES

All  transaction  orders must be received by the Funds' transfer agent in [ ] or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             800-848-0920.

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactionsm.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:
o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.
o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.
o        New Year's Day
o        Martin Luther King, Jr. Day
o        Presidents' Day
o        Good Friday
o        Memorial Day
o        Independence Day
o        Labor Day
o        Thanksgiving Day
o        Christmas Day
o        Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS D, CLASS B AND CLASS C SHARES
 To open an account                         $    2,000 (per Fund)
 To open an IRA account                     $    1,000 (per Fund)
 Additional investments                     $      100 (per Fund)
 To start an Automatic
 Asset Accumulation Plan                    $    1,000 (per Fund)
 Additional Investments
 (Automatic Asset Accumulation Plan)        $                  50

CLASS R SHARES
 To open an account                                   No Minimum
 Additional investments                               No Minimum

INSTITUTIONAL SERVICE CLASS SHARES
 To open an account                         $   50,000 (per Fund)
 Additional investments                               No Minimum

INSTITUTIONAL CLASS SHARES
 To open an account                         $1,000,000 (per Fund)
 Additional investments                                No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such information is collected by the broker-dealer or other financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:
o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social  Security  number,   taxpayer   identification   number,   or  other
     identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.
o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares.

The exchange  privileges  may be amended or  discontinued  upon 60 days' written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class D, Class B, Class
C, Class R, Institutional Class or Institutional Service Class shares. However,
o    if you exchange  from Class A shares of a Fund with a lower sales charge to a fund with a higher sales  charge,  you may have to pay the  difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem  Class A,  Class D,  Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section  of the
Mutual Fund Application for New Accounts or contact your financial  intermediary or the Funds' transfer  agent.  Your account value must meet the minimum initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell, or in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:
o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:
o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in shares of the particular Fund at the Fund's  then-current  NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion  signature guarantee is required for sales of shares of the Funds in any of the following instances:
o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  short-term or excessive  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:

o        disrupt portfolio management strategies;
o        increase brokerage and other transaction costs; and
o        negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund  shares and other  factors.  Funds that invest in foreign  securities  may be at  greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the  Funds  based on events  occurring  after the close of a foreign  market  that may not be  reflected  in a  Fund's  NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in funds that hold  significant  investments  in small-cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive proceeds (and buying shareholders  receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following policies and procedures to detect,  discourage and prevent excessive  short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser; its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades or traders,  such Fund has broad authority to take  discretionary  action against market timers and against particular trades and uniformly will apply the short-term  trading  restrictions to all such trades that the Fund identifies. They also have sole discretion to:
o    restrict   purchases  or  exchanges  that  they  or  their  agents  believe constitute excessive trading and
o    reject transactions that violate a Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:
o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying  Shares--Share  Price.  Despite its best efforts,  Aberdeen  Funds may be unable to identify or deter  excessive trades  conducted  through  certain  intermediaries  or  omnibus  accounts  that transmit aggregate  purchase,  exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares in such an account within a designated  holding period, the redemption  fee is paid  directly  to the fund from  which the  shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:
o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability,  determination  of disability,  and subsequent  redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2 and other  required  distributions  from  retirement accounts;
o    shares  redeemed or exchanged from  retirement  accounts within 30 calendar days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 calendar days of an automatic  payroll  deduction,  you must inform  Customer
Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the  exception.  Redemption and exchange fees will be  assessed  unless or until the Funds are  notified  that an  account  is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:
o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus  accounts where there is no capability to impose an exchange fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose an exchange fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital  gains you can earn while you own Fund  shares,  as well as the  federal income  taxes you may have to pay.  The amount of any  distributions  varies and there is no guarantee a Fund will pay either income  dividends or a capital gain distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest the check proceeds and future distributions in shares of the particular
Fund  at the  Fund's  then-current  NAV  until  you  give  the  Trust  different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:
o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for corporate  shareholders,  a portion of income dividends may be eligible
     for  the  corporate   dividend-received   deduction,   subject  to  certain
     limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term  capital gains are taxed as ordinary income.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this  capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current  federal  income taxes.  In general,  these entities are  governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more  information  about your tax situation,  including possible state or local taxes.

BACKUP WITHHOLDING

You  may  be  subject  to  backup  withholding  on a  portion  of  your  taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN SELECT SERIES FINANCIAL HIGHLIGHTS

Because each Fund is new, there are no financial  highlights to report as of the date of this Prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  -- which may be  obtained  free of charge --  contain additional information about the Funds:
o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund, or to make other shareholder inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  [_____________],  or write to us at the address listed below, to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[__________________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Aberdeen Funds

[__________________________]

BY OVERNIGHT MAIL:

Aberdeen Funds

[__________________________]

FOR 24-HOUR ACCESS:

[______________]  (toll free) Customer Service  Representatives  are available 8
a.m. - 9 p.m.  Eastern Time,  Monday through Friday.  Call after 7 p.m.  Eastern
Time for closing  share  prices.  Also,  visit the  Aberdeen  Funds'  website at
[www._____________.com.]

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain information about the Fund, including the SAI from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov;
o    by electronic request to publicinfo@sec.gov;
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: [_______]

                              INTERNATIONAL SERIES

                        Aberdeen China Opportunities Fund

                         Aberdeen Developing Markets Fund

                       Aberdeen International Equity Fund

                                   PROSPECTUS

                               [___________, 2007]

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                           [WWW._________________.COM]

                              INTERNATIONAL SERIES

------------------------------------------------------------------ -------------
FUND AND CLASS                                                        TICKER
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Class A
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Class B
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Class C
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Class R
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Institutional Class
------------------------------------------------------------------ -------------
Aberdeen China Opportunities Fund Institutional Service Class
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Class A
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Class B
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Class C
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Class R
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Institutional Class
------------------------------------------------------------------ -------------
Aberdeen Developing Markets Fund Institutional Service Class
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Class A
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Class B
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Class C
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Class R
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Institutional Class
------------------------------------------------------------------ -------------
Aberdeen International Equity Fund Institutional Service Class
------------------------------------------------------------------ -------------

SECTION     KEY TERMS                                                 Page [  ]
SECTION 1   FUND SUMMARIES & PERFORMANCE                              Page [  ]
            Aberdeen China Opportunities Fund
            Aberdeen Developing Markets Fund
            Aberdeen International Equity Fund
SECTION 2   FUND INFORMATION                                          Page [  ]
            Additional Information about Investments
            Investment Techniques and Risks
SECTION 3   FUND MANAGEMENT                                           Page [  ]
            Investment Adviser and Subadvisers
            Management Fees
            Portfolio Management
            Multi-Manager Structure
SECTION 4   INVESTING WITH ABERDEEN FUNDS                             Page [  ]
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Aberdeen Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees
SECTION 5   DISTRIBUTION AND TAXES                                    Page [  ]
            Income and Capital Gains Distributions
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred
            Accounts
            Backup Withholding
SECTION 6   FINANCIAL HIGHLIGHTS                                      Page [  ]

INTERNATIONAL SERIES

INTRODUCTION TO THE INTERNATIONAL SERIES

This prospectus provides information about three funds (the "Funds"), the shares of which are offered by Aberdeen Funds (the "Trust"):

Aberdeen China Opportunities Fund (the "China Fund")
Aberdeen Developing Markets Fund (the "Developing Markets Fund")
Aberdeen International Equity Fund (the "International Equity Fund")

These Funds are primarily intended:

o    to help  investors  seek to  grow  their  capital  by  pursuing  investment opportunities outside the United States.

Since these Funds invest primarily in securities of foreign companies,  they may involve substantially higher risks and greater volatility than mutual funds that invest  only in U.S.  securities.  The  Funds  may  not be  appropriate  for all investors.  To  decide  if one or more of these  Funds is  appropriate  for your investment program, you should consider your personal investment  objectives and financial  circumstances,  the length of time until you need your money, and the amount of risk you are comfortable taking.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE  THAT ANY OF THE FUNDS WILL MEET THEIR  RESPECTIVE  OBJECTIVES OR THAT
THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

Each Fund offers six different share  classes--Class  A, Class B, Class C, Class
R,  Institutional  Service Class and  Institutional  Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser"),  as each Fund's investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK - securities representing shares of ownership of a corporation.

DERIVATIVE - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

DEVELOPING  MARKET  COUNTRIES - developing and low or middle income countries as identified by the International  Finance Corporation or the World Bank. Emerging
market  countries may be found in regions such as Asia,  Latin America,  Eastern
Europe, the Middle East and Africa.

EQUITY-LINKED  NOTE - a security whose performance is generally tied to a single stock, a stock index or a basket of stocks.

EQUITY  SECURITIES - the securities,  including  common stock,  preferred stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

GROWTH STYLE - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

LARGE-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of companies included in the Standard & Poor's(S&P) 500(R) Index,  ranging from $1.65 billion to $472.52 billion as of June 30, 2007.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MID-CAP COMPANIES - companies that have market capitalizations  similar to those of companies included in the Russell Midcap(R) Index, ranging from $1.16 billion to $22.735 billion as of August 31, 2007.

SMALL-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of  companies  included in the Russell  2000(R)  Index,  ranging  from $27
milFlion to $5.02 billion as of August 31, 2007.

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The China Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances,  the China Fund invests at least 80% of the value of its net  assets  in  EQUITY  SECURITIES  issued by  companies  located  in China
(including Hong Kong). If the China Fund changes this investment policy, it will notify  shareholders at least 60 days before the change and will change the name of the China Fund. A company  generally is considered to be located in China if, as determined by the China Fund's management:
o    it is  organized  under  the  laws of  China or Hong  Kong or  maintains  a principal office there;
o    its securities trade principally in China or Hong Kong; or
o    it derives at least 50% of its revenue or  earnings  from goods or services sold or  produced  in China or Hong Kong or has at least 50% of its  assets there.  The portfolio  manager  currently  believes  such  companies may be located primarily in Taiwan, Singapore and the United States.

The portfolio manager invests in securities of companies he believes:
o    have the potential to deliver unexpected earnings and
o    have prospects for earnings growth that the market has underestimated.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The  portfolio  manager  assesses  the  valuation  and  growth  rates  both of a particular company and its market. He conducts  proprietary research in order to form an independent  perspective  that provides a basis for valuing  stocks.  By comparing his own valuations of individual companies to those of the market, the portfolio manager pinpoints  companies whose prospects appear different from the market's consensus.

The China Fund may invest  without  limit in  companies  of any size,  including
SMALL-CAP and MID-CAP COMPANIES. The China Fund also may invest in EQUITY-LINKED
NOTES.   For  purposes  of  the  China  Fund's  80%  policy   described   above,
equity-linked  notes are classified  according to their underlying or referenced security or  securities.  The China Fund also may use  DERIVATIVES,  either as a substitute for taking a position in an underlying  asset, to increase returns or as part of a hedging strategy.

The  portfolio  manager  typically  sells a security  if it appears to no longer offer the potential for unexpected earnings.  The portfolio manager specifically monitors:
o    earnings revisions and surprises;
o    stock price performance; and
o    any information indicating a change in the industry or franchise assessment of a company.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the China Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the China Fund's investments--and  therefore, the value of China Fund's shares--may fluctuate. These changes may occur because of:

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

STOCK MARKET RISK - the China Fund could lose value if the individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

GEOGRAPHIC RISK - concentrating  investments in China and Hong Kong subjects the
China Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing markets countries because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Morgan  Stanley  Capital  International  (MSCI) Zhong Hua
Index (SM), or other funds with similar investment objectives and strategies.

EQUITY-LINKED NOTES RISK - the risk that linked securities may decline in value.
Additional  risks include  exchange rate  fluctuations and the credit quality of the issuer that may negatively affect the value of a note.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the China Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance information is not available for the China Fund because it is new.

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the China Fund depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
                                                                                     INSTITUTIONAL
                                                                                     SERVICE         INSTITUTIONAL
Shareholder Fees(Paid Directly       CLASS A      CLASS B     CLASS C    CLASS R     CLASS           CLASS
From Your Investment)(1)             SHARES       SHARES      SHARES     SHARES      SHARES          SHARES
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Maximum Sales Charge(Load)           5.75%(2)     None        None       None        None            None
imposed upon purchases(as a
percentage of offering price)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Maximum Deferred Sales               None(3)      5.00%(4)    1.00%(5)   None        None            None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Redemption/Exchange Fee (as          2.00%        2.00%       2.00%      2.00%       2.00%           2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Management Fees (paid to             1.25%        1.25%       1.25%      1.25%       1.25%           1.25%
have the Fund's investments
professionally managed)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Distribution and/or Service          0.25%        1.00%       1.00%      0.50%       None            None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Other Expenses(8)                    0.61%        0.61%       0.61%      0.81%       0.61%           0.61%
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Total Annual Fund Operating          2.11%        2.86%       2.86%      2.56%       1.86%           1.86%
Expenses
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Amount of Fee Limitations/ Expense   0.11%        0.11%       0.11%      0.11%       0.11%           0.11%
Reimbursements(9)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------
Total Annual Fund Operating          2.00%        2.75%       2.75%      2.45%       1.75%           1.75%
Expenses(After
Limitations/Reimbursements)
------------------------------------ ------------ ----------- ---------- ----------- --------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.75% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 2.25% for Class A shares, 2.50% for Class R shares and 2.00% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if  applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR       3 YEARS
-------------------------------------------- ------------- -----------
Class A shares*                                  [    ]      [    ]
-------------------------------------------- ------------- -----------
Class B shares                                   [    ]      [    ]
-------------------------------------------- ------------- -----------
Class C shares                                   [    ]      [    ]
-------------------------------------------- ------------- -----------
Class R shares                                   [    ]      [    ]
-------------------------------------------- ------------- -----------
Institutional Service Class shares               [    ]      [    ]
-------------------------------------------- ------------- -----------
Institutional Class shares                       [    ]      [    ]
-------------------------------------------- ------------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                 1 YEAR      3 YEARS
------------------------------------------- ------------ --------------
Class B shares                                   [    ]      [    ]
------------------------------------------- ------------ --------------
Class C shares                                   [    ]      [    ]
------------------------------------------- ------------ --------------

**   Expenses  paid on the same  investment  in Class A (unless  your shares are subject to a CDSC applicable to purchases of $1,000,000 or more),  Class R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The  Developing  Markets  Fund  seeks  long-term  capital  growth  by  investing
primarily  in  equity   securities  of  companies  located  in  emerging  market
countries.

PRINCIPAL STRATEGIES

Under normal circumstances,  the Developing Markets Fund invests at least 80% of the value of its net assets in EQUITY  SECURITIES  issued by companies  that are located in, or that derive a significant  portion of their  earnings or revenues from,  DEVELOPING  MARKET  COUNTRIES.  The Fund  emphasizes  companies  that the portfolio manager believes have the potential to deliver unexpected earnings.

The portfolio  manager looks for  developing  markets that he believes offer the potential for strong economic growth,  and tries to avoid developing  markets he believes might be politically or economically  unstable.  The portfolio  manager assesses the valuation and growth rates both of a particular  company and of the developing  market where the company is located.  The portfolio manager conducts proprietary research in order to form an independent perspective that provides a basis  for  valuing  stocks.  By  comparing  his own  valuations  of  individual companies to those of the market,  the  portfolio  manager  pinpoints  companies whose prospects appear different from the market's consensus.

The  Developing  Markets  Fund also may use  DERIVATIVES,  such as  futures  and options, for efficient portfolio management.

The  portfolio  manager  typically  sells a security  if it appears to no longer offer the potential for unexpected earnings.  The portfolio manager specifically monitors:
o    earnings revisions and surprises;
o    stock price performance; and
o    any information indicating a change in the industry or franchise assessment of a company.

The Adviser has  selected GGP as  subadviser  to manage the  Developing  Markets
Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Developing Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Developing  Markets Fund's  investments--and therefore,  the value of Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK  MARKET  RISK - the  Developing  Markets  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing market countries  because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Morgan  Stanley  Capital  International  (MSCI)  Emerging
Markets  Index  (SM),  or other funds with  similar  investment  objectives  and strategies.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND SUMMARY AND PERFORMANCE (CONT.)

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

If the value of the  Developing  Markets Fund's  investments  goes down, you may lose money.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND SUMMARY AND PERFORMANCE (CONT.)

 PERFORMANCE

Performance information is not available for the Developing Markets Fund because it is new.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Devloping  Markets Fund  depending on the share class you select.

-------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
-------------------------------------------------------------------------------------------------------------------
                                                                                     INSTITUTIONAL
                                                                                     SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly       CLASS A      CLASS B     CLASS C    CLASS R     CLASS          CLASS
From Your Investment)(1)             SHARES       SHARES      SHARES     SHARES      SHARES         SHARES
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Maximum Sales Charge(Load)           5.75%(2)     None        None       None        None           None
imposed upon purchases(as a
percentage of offering price)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Maximum Deferred Sales               None(3)      5.00%(4)    1.00%(5)   None        None           None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Redemption/Exchange Fee (as          2.00%        2.00%       2.00%      2.00%       2.00%          2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Management Fees (paid to             1.05%        1.05%       1.05%      1.05%       1.05%          1.05%
have the Fund's investments
professionally managed)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Distribution and/or Service          0.25%        1.00%       1.00%      0.50%       None           None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Other Expenses(8)                    0.40%        0.31%       0.31%      0.51%       0.34%          0.31%
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
TOTAL ANNUAL FUND OPERATING          1.70%        2.36%       2.36%      2.06%       1.39%          1.36%
EXPENSES
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
Amount of Fee Limitations/Expense
Reimbursements(9)                    0.0%         0.0%        0.0%       0.0%        0.0%          0.0%
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
LIMITATIONS/REIMBURSEMENTS)          1.70%        2.36%       2.36%      2.06%       1.39%          1.36%
------------------------------------ ------------ ----------- ---------- ----------- -------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.55% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 2.05% for Class A shares, 2.30% for Class R shares and 1.80% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if  applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR     3 YEARS
--------------------------------------------------- ---------- -----------
Class A shares*                                       [    ]      [    ]
--------------------------------------------------- ---------- -----------
Class B shares                                        [    ]      [    ]
--------------------------------------------------- ---------- -----------
Class C shares                                        [    ]      [    ]
--------------------------------------------------- ---------- -----------
Class R shares                                        [    ]      [    ]
--------------------------------------------------- ---------- -----------
Institutional Service Class shares                    [    ]      [    ]
--------------------------------------------------- ---------- -----------
Institutional Class shares                            [    ]      [    ]
--------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                     1 YEAR     3 YEARS
------------------------------------------------- ----------- ----------
Class B shares                                        [    ]     [    ]
------------------------------------------------- ----------- ----------
Class C shares                                        [    ]     [    ]
------------------------------------------------- ----------- ----------

**   Expenses  paid on the same  investment  in Class A (unless  your shares are subject to a CDSC applicable to purchases of $1,000,000 or more),  Class R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The  International  Equity  Fund seeks  long-term  capital  growth by  investing primarily in equity securities of companies located in Europe, Australasia,  the
Far East and other regions, including developing countries.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the International Equity Fund invests at least 80%
of the value of its net assets in EQUITY SECURITIES issued by companies that are located in, or that derive a significant  portion of their  earnings or revenues from, a number of countries around the world other than the United States.  Some of these  countries may be considered to be  DEVELOPING  MARKET  COUNTRIES.  The
International Equity Fund employs a GROWTH STYLE of investing,  which emphasizes companies  that the  portfolio  managers  believe have the  potential to deliver unexpected earnings.

The  portfolio  managers  look for foreign  markets that they believe  offer the potential for strong economic growth,  and assess the valuation and growth rates both of a  particular  company  and of the market  where the company is located.
They conduct  proprietary  research in order to form an independent  perspective that provides a basis for valuing  stocks.  By comparing their own valuations of individual  companies to those of the market,  the portfolio  managers  pinpoint companies whose prospects appear different from the market's consensus.

The  International  Equity  Fund also may use  DERIVATIVES,  such as futures and options, for efficient portfolio management.

The Adviser has selected GGP as  subadviser to manage the  International  Equity
Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  International  Equity  Fund  cannot  guarantee  that  it will  achieve  its investment objective.

As with any fund, the value of the International Equity Fund's  investments--and therefore,  the value of International Equity Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK - the  International  Equity  Fund  could  lose value if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing market countries  because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Morgan Stanley Capital  International  (MSCI) All Country
World ex U.S. Index (SM), or other funds with similar investment  objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

GROWTH  STYLE  RISK - over  time a growth  investing  style may go in and out of favor,  causing the International  Equity Fund to sometimes  underperform  other equity funds that use different investing styles.

If the value of the International  Equity Fund's  investments goes down, you may lose money.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not  available  for the  International  Equity Fund because it is new.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the International Equity Fund depending on the share class you select.

-------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
                                                                                     INSTITUTIONAL
                                                                                     SERVICE         INSTITUTIONAL
Shareholder Fees(Paid Directly       CLASS A      CLASS B     CLASS C    CLASS R     CLASS           CLASS
From Your Investment)(1)             SHARES       SHARES      SHARES     SHARES      SHARES          SHARES
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Maximum Sales Charge(Load)           5.75%(2)     None        None       None        None            None
imposed upon purchases(as a
percentage of offering price)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Maximum Deferred Sales               None(3)      5.00%(4)    1.00%(5)   None        None            None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Redemption/Exchange Fee (as          2.00%        2.00%       2.00%      2.00%       2.00%           2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Management Fees (paid to             0.90%        0.90%       0.90%      0.90%       0.90%           0.90%
have the Fund's investments
professionally managed)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Distribution and/or Service          0.25%        1.00%       1.00%      0.50%       None            None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Other Expenses(8)                    0.51%        0.47%       0.47%      0.67%       0.48%           0.47%
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
TOTAL ANNUAL FUND OPERATING          1.66%        2.37%       2.37%      2.07%       1.38%           1.37%
EXPENSES
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
Amount of Fee Limitations/ Expense   0.00%        0.00%       0.00%      0.00%       0.00%           0.00%
Reimbursements(9)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------
TOTAL ANNUAL FUND OPERATING          1.66%        2.37%       2.37%      2.07%       1.38%           1.37%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
------------------------------------ ------------ ----------- ---------- ----------- --------------- --------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.40% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.90% for Class A shares, 2.15% for Class R shares and 1.65% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class A shares*                                    [    ]     [    ]
------------------------------------------------ ---------- -----------
Class B shares                                     [    ]     [    ]
------------------------------------------------ ---------- -----------
Class C shares                                     [    ]     [    ]
------------------------------------------------ ---------- -----------
Class R shares                                     [    ]     [    ]
------------------------------------------------ ---------- -----------
Institutional Service Class shares                 [    ]     [    ]
------------------------------------------------ ---------- -----------
Institutional Class shares                         [    ]     [    ]
------------------------------------------------ ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ----------- -----------
Class B shares                                     [    ]     [    ]
----------------------------------------------- ----------- -----------
Class C shares                                     [    ]     [    ]
----------------------------------------------- ----------- -----------

**   Expenses  paid on the same  investment  in Class A (unless  your shares are subject to a CDSC  applicable to purchases  $1,000,000  or more),  Class R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The  International  Equity  Fund  does not apply  sales  charges  on  reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 2 FUND INFORMATION

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - Each of the Funds could lose value if the individual  stocks in which it has invested  and/or the overall  stock  markets on which the stocks trade  decline in price.  Stocks and stock  markets  may  experience  short-term volatility  (price  fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks, small or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

FOREIGN  SECURITIES  RISK - Each of the Funds may invest in foreign  securities, which  may be  more  volatile,  harder  to  price  and  less  liquid  than  U.S.
securities. Foreign investments involve some of the following risks as well:
o    political and economic instability;
o    the impact of currency exchange rate fluctuations;
o    reduced information about issuers;
o    higher transaction costs;
o    less stringent regulatory and accounting standards; and
o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with developing  markets,  the foreign  securities  risks are  magnified  since these countries  often have unstable  governments,  more volatile  currencies and less established markets.

DEPOSITARY  RECEIPTS - The Funds may invest in securities of foreign  issuers in the form of depositary receipts,  such as American Depositary Receipts ("ADRs"),
European  Depositary  Receipts ("EDRs") and Global Depositary Receipts ("GDRs"),
which  typically  are  issued  by  local  financial  institutions  and  evidence ownership of the underlying securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

EQUITY-LINKED  NOTES - The China  Opportunities Fund may invest in equity-linked notes,  which are  generally  subject  to the same risks as the  foreign  equity securities  or the basket of  foreign  securities  they are linked to.  Upon the maturity of the note, the holder generally  receives a return of principal based on  the  capital  appreciation  of  the  linked  security(ies).  If  the  linked security(ies) declines in value, the note may return a lower amount at maturity.
The  trading  price of an  equity-linked  note also  depends on the value of the linked security(ies). Equity-linked notes involve further risks associated with:

o    purchases and sales of notes,  including the possibility that exchange rate fluctuations may negatively affect the value of a note; and
o    the credit quality of the note's issuer.

Equity-linked notes are frequently secured by collateral. If an issuer defaults, the Fund would look to any underlying collateral to recover its losses.  Ratings of issuers of  equity-linked  notes refer only to the issuer's  creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

DERIVATIVES - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:
o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets;
o    the Fund may suffer  disproportionately heavy losses relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING - The Funds may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of  investments  made with cash  collateral.  These events  could under  certain circumstances trigger adverse tax consequences to a Fund.

PORTFOLIO  TURNOVER  - The Funds may engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:
o    increase share price volatility and
o    result in additional tax consequences for Fund shareholders.

TEMPORARY  INVESTMENTS - Each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:
o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;
o    repurchase  agreements covering any of the securities in which the Fund may invest directly; and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto  the  Trust's  internet  site  [www._______________.com]
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

SUBADVISERS

Aberdeen Asset  Management  Investment  Services  Limited  ("AAMISL"),  a United
Kingdom  corporation,  and Aberdeen Asset Management Asia Limited  ("AAMAL"),  a
Singapore  corporation,  serve as subadvisers  to each of the Funds.  AAMISL and
AAMAL  are  both  affiliates  of the  Adviser.  AAMISL  and  AAMAL  do not  have management over a specific portion of any of the Funds' assets at this time, but each assist the Adviser with  oversight for the Funds.  AAMISL is located at One
Bow Churchyard,  London,  England EC4M9HH. AAMAL is located at 21 Church Street,
#01-01 Capital Square Two,  Singapore  049480. If AAMISL or AAMAL is allocated a specific  portion of a Fund's assets to manage it the future,  it will receive a fee from the Adviser for its investment decision services as described below.

GGP, 8 Fenchurch Place, London, England, United Kingdom, is a subadviser to each of the  Funds.  Subject  to the  supervision  of the  Adviser  and the  Board of
Trustees,  GGP  manages  each  Fund's  assets  in  accordance  with  the  Fund's investment  objective and  strategies.  GGP makes  investment  decisions for the
Funds and, in connection  with such  investment  decisions,  places purchase and sell orders for securities.  GGP is owned by a special purpose investment entity whose  interests  are owned by Hellman & Friedman  LLC, a private  equity  firm, together with members of GGP's  management  and executive  teams and a number of employees.  AAMISL and AAMAL will each  receive a flat fee from the  Adviser for the oversight  services  each provide.  GGP will receive an asset based fee from the Adviser for its investment decision services as described below.

MANAGEMENT FEES

Each Fund pays the Adviser a management  fee based on each Fund's  average daily net  assets.  The  Adviser  pays  each  subadviser  from the  management  fee it receives.

The total annual advisory fees that can be paid to the Adviser for each Fund (as a percentage of the average daily net assets of each Fund) are as follows:

 FUND/ASSETS                               MANAGEMENT FEE

 ABERDEEN CHINA OPPORTUNITIES FUND
 --------------------------------------------------------
 On assets up to $500 million                   1.25%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               1.20%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       1.15%
 --------------------------------------------------------

 ABERDEEN DEVELOPING MARKETS FUND
 --------------------------------------------------------
 On assets up to $500 million                   1.05%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               1.00%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.95%
 --------------------------------------------------------

 ABERDEEN INTERNATIONAL EQUITY FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.90%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.85%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.80%
 --------------------------------------------------------

Subadvisory Fee Schedule for GGP

The subadvisory fees paid to GGP are paid by the Adviser from the management fee it  receives.  The  subadvisory  fees  paid to GGP are  based  on the  following schedule:

 FUND/ASSETS MANAGED                      SUBADVISORY FEE

 ABERDEEN CHINA OPPORTUNITIES FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.625%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.600%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.575%
 --------------------------------------------------------

 ABERDEEN DEVELOPING MARKETS FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.525%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.500%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.475%
 --------------------------------------------------------

 ABERDEEN INTERNATIONAL EQUITY FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.450%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.425%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.400%
 --------------------------------------------------------

Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have  management  over a specific  portion of any of the
Funds' assets at this time and are not currently  paid  asset-based  subadvisory fees. If AAMISL and/or AAMAL is allocated a specific  portion of a Fund's assets to manage it the  future,  it will  receive a fee based on the assets it manages paid  by  the  Adviser  from  the  management  fee  the  Adviser  receives.  The sub-advisory  fees paid by the Adviser to AAMISL  and/or AAMAL would be based on the following schedule:

FUND/ASSETS MANAGED                       SUBADVISORY FEE

 ABERDEEN CHINA OPPORTUNITIES FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.625%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.600%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.575%
 --------------------------------------------------------

 ABERDEEN DEVELOPING MARKETS FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.525%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.500%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.475%
 --------------------------------------------------------

 ABERDEEN INTERNATIONAL EQUITY FUND
 --------------------------------------------------------
 On assets up to $500 million                   0.450%
 --------------------------------------------------------
 On assets of $500 million
 up to $2 billion                               0.425%
 --------------------------------------------------------
 On assets of $2 billion
 and more                                       0.400%
 --------------------------------------------------------

PORTFOLIO MANAGEMENT

Aberdeen China Opportunities Fund

GGP is the subadviser for the China Fund.

Charlie Awdry,  CFA, is portfolio manager of the China Fund, and has assisted in the management of the Fund since its inception in June 2004.

Mr. Awdry joined GGP in September 2001 and, two years later, he assumed the role of investment manager, co-managing a China investment fund in the United Kingdom
(UK). As co-manager of the UK Gartmore China Opportunities Fund, Mr. Awdry spent six months  working in  Gartmore's  Hong Kong  office,  returning in April 2006.
Prior to 2001,  Mr. Awdry was at the  University  of Bristol  where he graduated with a first class Honours BA in Geography.

Aberdeen Developing Markets Fund

GGP is the subadviser for the Developing Markets Fund.

Christopher Palmer, CFA, is portfolio manager of the Developing Markets Fund.

Mr. Palmer has been with GGP since 1995 and has extensive experience in Emerging
Markets,  Latin  America,  and hedge  fund  investments,  including  five  years managing  hedge funds.  He previously  co-managed the Fund from its inception in
August 2000 through February 2004. Mr. Palmer graduated from Colgate  University in 1986. In 1988, he completed an MBA in Finance at New York University.

Aberdeen International Equity Fund

GGP is the subadviser for the International Equity Fund.

Brian O'Neill and Ben Walker,  CFA, are portfolio  managers of the International
Equity Fund, and have jointly managed the Fund since January 7, 2004.

Mr. O'Neill joined GGP as a Senior  Investment  Manager on the Global  Portfolio
team in 1981 with  responsibility  for a variety of global  funds.  Mr.  O'Neill graduated  from Glasgow  University in 1969 with an Honours  degree in Political
Economy.

Mr. Walker, Senior Investment Manager, Global Equities,  joined GGP in 1997. Mr.
Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  also will allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees, but without shareholder approval.  Currently, the Funds are managed by the Adviser and  subadvised  by AAMISL,  AAMAL,  and GGP. If a new  unaffiliated subadviser is hired for a Fund,  shareholders will receive information about the new subadviser within 90 days of the change.  The exemptive order will allow the
Funds greater flexibility enabling them to operate more efficiently.

In instances where the Adviser hires a subadviser, the Adviser or its affiliates performs the following oversight and evaluation services to a subadvised Funds:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

Classes and Charges                                          Points to Consider

Class A Shares

Front-end sales charge up to 5.75%                           A front-end sales charge means that a portion of your
                                                             initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1)                   Reduction and waivers of sales charges may be
                                                             available.

Annual service and/or 12b-1 fee of 0.25%                     Total annual operating expenses are lower than Class B
Administrative services fee of up to 0.25%                   and Class C expenses which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower dividends and/or NAV per
                                                             share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

(1)  Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

 -----------------------------------------------------------------------
                      SALES CHARGE AS A PERCENTAGE OF
                      -------------------------------
                                                                 DEALER
                                         NET AMOUNT       COMMISSION AS
 AMOUNT OF             OFFERING            INVESTED       PERCENTAGE OF
 PURCHASE                 PRICE      (APPROXIMATELY)     OFFERING PRICE
 -----------------------------------------------------------------------
 Less than $50,000         5.75%                6.10%              5.00%
 -----------------------------------------------------------------------
 $50,000 to $99,999        4.75                 4.99               4.00
 -----------------------------------------------------------------------
 $100,000 to $249,999      3.50                 3.63               3.00
 -----------------------------------------------------------------------
 $250,000 to $499,999      2.50                 2.56               2.00
 -----------------------------------------------------------------------
 $500,000 to $999,999      2.00                 2.04               1.75
 -----------------------------------------------------------------------
 $1 million or more        None                 None               None*
 -----------------------------------------------------------------------

*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
[www.__________________.com]

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.
o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address  can add the  current  value of any Class A,  Class D,  Class B, or
     Class  C  shares  in all  Aberdeen  Funds  that  you  currently  own or are currently purchasing to the value of your Class A purchase.
o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)
o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchases  of Class D shares to fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A SALES CHARGES

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:
o    investors purchasing shares through an unaffiliated brokerage firm that has an  agreement  with  [______________]  (the  "Distributor")  to waive sales charges;
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;
o    any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen  Fund (Class D shares are offered by other  Aberdeen  Funds, but not these Funds);
o    retirement plans;
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

A CDSC of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:
o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

   CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

 ------------------------------------------------------------------------
 AMOUNT OF              $ 1 MILLION        $ 4 MILLION      $ 25 MILLION
 PURCHASE            TO $ 3,999,999     TO $24,999,999           OR MORE
 ------------------------------------------------------------------------
 If sold within           18 months          18 months         18 months
 ------------------------------------------------------------------------
 Amount of CDSC                1.00%              0.50%             0.25%
 ------------------------------------------------------------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class  A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;

o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;

o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts  after  age  70  1/2  and  for  other  required distributions from retirement accounts; and

o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or other  intermediary  at the time of purchase and must also provide any  required  evidence  showing  that you  qualify.  For more  complete information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

 ------------------------------------------------------------------------------
                                                                       7 YEARS
 SALE WITHIN 1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEAR   OR MORE
 ------------------------------------------------------------------------------
 Sales charge     5%        4%        3%        3%        2%       1%        0%
 ------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B and Class C Shares" for a list of  situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires,
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:
o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial services firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:
o        institutional non-retirement accounts;
o        traditional and Roth IRAs;
o        Coverdell Education Savings Accounts;
o        SEPs and SAR-SEPs;
o        SIMPLE IRAs;
o        one-person Keogh plans;
o        individual 403(b) plans; or
o        529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:
o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by affiliates of the Fund;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Fund(s);
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate   sponsors,   subsidiaries   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

 ---------------------------------------------------------------------
 CLASS                             AS A % OF DAILY NET ASSETS
 ---------------------------------------------------------------------
 Class A shares                    0.25% (distribution or service fee)
 ---------------------------------------------------------------------
 Class B shares                    1.00% (0.25% service fee)
 ---------------------------------------------------------------------
 Class C shares                    1.00% (0.25% service fee)
 ---------------------------------------------------------------------
 Class R shares                    0.50% (0.25% of which may be either
                                   a distribution or service fee)
 ---------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates  (collectively,  "Aberdeen") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [_______________].

AUTOMATED  VOICE  RESPONSE Call  [______________],  24 hours a day, seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:
o        make transactions;
o        hear fund price information; and
o        obtain mailing and wiring instructions.

INTERNET Go  to[www.______________.com]  24 hours a day,  seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:
o        download Fund prospectuses,
o        obtain information on the Aberdeen Funds,
o        access your account information; and
o        request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [_____________________________].

BY OVERNIGHT MAIL Aberdeen Funds, [_______________________].

BY FAX [____________________].

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in [____________] or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             [____________________].

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactionsm.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:
o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.
o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.
o        New Year's Day
o        Martin Luther King, Jr. Day
o        Presidents' Day
o        Good Friday
o        Memorial Day
o        Independence Day
o        Labor Day
o        Thanksgiving Day
o        Christmas Day
o        Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
To open an account                                 $2,000 (per Fund)
To open an IRA account                             $1,000 (per Fund)
Additional investments                               $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                  $1,000 (per Fund)
Additional investments
(Automatic Asset Accumulation Plan)                             $50

CLASS R SHARES
To open an account                                        No Minimum
Additional investments                                    No Minimum

INSTITUTIONAL SERVICE CLASS SHARES
To open an account                                $50,000 (per Fund)
Additional investments                                    No Minimum

INSTITUTIONAL CLASS SHARES
To open an account                             $1,000,000 (per Fund)
Additional investments                                    No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account,

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:
o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.

Federal law prohibits the Funds and other financial  institutions from opening a new account  unless they  receive the  minimum  identifying  information  listed above.  After an account  is  opened,  the Funds may  restrict  your  ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.
o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:
o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Funds,  but may not exchange between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60 days written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,
o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum amount of $50 or more.  Complete the  appropriate  section of the Mutual
Fund Application for New Accounts or contact your financial  intermediary or the
Funds'  transfer  agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:
o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings),
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:
o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:
o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or redemptions and repurchases of Aberdeen Funds within a short time period) may:
o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs; and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap securities,  high--yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:
o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:
o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares-Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares within a designated  holding period,  the redemption fee is paid  directly  to the fund from  which the  shares  are being  redeemed  and is designed  to  offset  brokerage  commissions,  market  impact  and  other  costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected  account,  shares that were held the  longest  are  redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:
o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2 and other  required  distributions  from  retirement accounts;
o    shares redeemed or exchanged from retirement  accounts within 30 days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 days of an automatic payroll  deduction,  you must inform Customer Service or your  intermediary  that the fee does not  apply.  You may be  required  to show evidence that you qualify for the  exception.  Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:
o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax  consequences  of owning  Fund  shares.  Each Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary, and there is no  guarantee  a Fund will pay either an income  dividend  or a capital gain  distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from the Fund,  whether you reinvest  your  distributions  in additional
Fund shares or receive them in cash,  are subject to federal  income tax,  state taxes or local taxes:
o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income  eligible for long-term  capital gain tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in the Fund shortly  before it makes a capital gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other  tax-deferred  account,  income  dividends  and capital gains distributions  generally are not subject to current  federal  income  taxes.  In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN INTERNATIONAL SERIES FINANCIAL HIGHLIGHTS

Because the  International  Series is new, there are no financial  highlights to report as of the date of this Prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  -- which may be  obtained  free of charge --  contain additional information about the Funds:
o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund, or to make other shareholder inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  [_________________],  or write to us at the address listed below, to request
(1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[______________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Aberdeen Funds

[__________________________]

BY OVERNIGHT MAIL:

Aberdeen Funds

[__________________________]

FOR 24-HOUR ACCESS:

[________________]  (toll free) Customer Service Representatives are available 8
a.m. - 9 p.m.  Eastern Time,  Monday through Friday.  Call after 7 p.m.  Eastern
Time for closing  share  prices.  Also,  visit the  Aberdeen  Funds'  website at
[www._______________.com].

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov;
o    by electronic request to publicinfo@sec.gov;
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: [_____________]

                                 CONCEPT SERIES

                        Aberdeen Hedged Core Equity Fund

                          Aberdeen Market Neutral Fund

                         Aberdeen Equity Long-Short Fund

                                   PROSPECTUS

                             [______________, 2007]

        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds'
            shares or determined whether this prospectus is complete
                  or accurate. To state otherwise is a crime.

                        [WWW._______________________.COM]

                                 CONCEPT SERIES

----------------------------------------------- ----------------------
FUND AND CLASS                                         TICKER
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Class A
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Class B
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Class C
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Class R
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Institutional
Class
----------------------------------------------- ----------------------
Aberdeen Hedged Core Equity Fund Institutional
Service Class
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Class A
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Class B
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Class C
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Class R
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Institutional
Class
----------------------------------------------- ----------------------
Aberdeen Market Neutral Fund Institutional
Service Class
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Class A
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Class B
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Class C
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Class R
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Institutional Class
----------------------------------------------- ----------------------
Aberdeen Equity Long-Short Fund
Institutional Service Class
----------------------------------------------- ----------------------

SECTION     KEY TERMS                                                 Page [  ]
SECTION 1   FUND SUMMARIES & PERFORMANCE                              Page [  ]
            Aberdeen Hedged Core Equity Fund
            Aberdeen Market Neutral Fund
            Aberdeen Equity Long-Short Fund
SECTION 2   FUND DETAILS                                              Page [  ]
            Additional Information about Investments, Investment
            Techniques and Risks
SECTION 3   FUND MANAGEMENT                                           Page [  ]
            Investment Adviser
            Subadviser
            Management Fees
            Portfolio Management
            Multi-Manager Structure
SECTION 4   INVESTING WITH ABERDEEN FUNDS                             Page [  ]
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Aberdeen Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees
SECTION 5   DISTRIBUTION AND TAXES                                    Page [  ]
            Income and Capital Gains Distributions
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred
            Accounts
            Backup Withholding
SECTION 6   FINANCIAL HIGHLIGHTS                                      Page [  ]

                                 CONCEPT SERIES

INTRODUCTION TO THE CONCEPT SERIES

This prospectus provides information about three Funds (the "Funds"), the shares of which are offered by Aberdeen Funds (the "Trust"):

Aberdeen Hedged Core Equity Fund (the "Hedged Core Equity Fund")
Aberdeen Market Neutral Fund (the "Market Neutral Fund")
Aberdeen Equity Long-Short Fund (the "Long-Short Fund")

The Funds are primarily intended:

o    to seek  long-term  capital  appreciation  regardless of market  conditions through the purchase and short sale of securities.

The Funds use investment  strategies,  such as short  selling,  that may present higher  risks than other mutual  funds.  The Funds are not  appropriate  for all investors.

The following  section  summarizes key  information  about the Funds,  including information  regarding their  investment  objectives,  principal  strategies and risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO GUARANTEE
THAT THE  FUNDS  WILL  MEET  THEIR  INVESTMENT  OBJECTIVES  OR THAT  THE  FUNDS'
PERFORMANCE  WILL BE POSITIVE  FOR ANY PERIOD OF TIME.  EACH  FUNDS'  INVESTMENT
OBJECTIVES CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

A NOTE ABOUT SHARE CLASSES

Each Fund offers six different share  classes--Class  A, Class B, Class C, Class
R,  Institutional  Class and  Institutional  Service Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you.  The fees and expenses for each Fund are set forth in the
Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser"),  as the Funds'  investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK - securities representing shares of ownership of a corporation.

DERIVATIVE - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

EQUITY  SECURITIES  -  securities  including  common  stock,   preferred  stock,
securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

GROWTH STYLE - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

LARGE-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of companies  included in the Russell  1000(R)  Index,  ranging from $1.16 billion to $482.94 billion as of August 31, 2007.

LEVERAGE - using borrowed assets to make additional investments.

LONG POSITION - The Fund actually owns a security in anticipation that its price will increase.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

QUANTITATIVE  TECHNIQUES  -  mathematical  and  statistical  methods used in the investment  process to identify  securities of issuers for possible  purchase or sale by a Fund.

SHORT  SALE -  selling a  security  the Fund  does not own,  but must  borrow to complete the sale, in  anticipation  of purchasing  the same security at a later date at a lower price.

SMALL-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of  companies  included in the Russell  2000(R)  Index,  ranging  from $27 million to $5.02 billion as of August 31, 2007.

VALUE  STYLE - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

SECTION 1 ABERDEEN HEDGED CORE EQUITY FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Hedged Core Equity Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal circumstances,  the Hedged Core Equity Fund will have both long and short  positions  in EQUITY  SECURITIES,  primarily  COMMON  STOCKS of LARGE-CAP
COMPANIES  that are organized  under the laws of the United  States,  have their principal  places of  business  in the United  States,  or whose stock is traded primarily in the United States. The Hedged Core Equity Fund pursues a long/short strategy in which the  portfolio  manager  targets an  allocation of 100-130% in
LONG POSITIONS and 0-30% in SHORT SALES as a percentage of net assets, generally resulting  in a target  net (i.e.,  combined  long and  short)  equity  exposure position of 100%.  The amount of the target net position will vary  according to market opportunities.

The Hedged Core Equity Fund seeks to  capitalize on  opportunities  presented by changing  market  environments.  The Hedged  Core  Equity  Fund seeks to buy the highest returning  securities and short the weakest returning  securities in the current market environment as determined by QUANTITATIVE TECHNIQUES incorporated into a multi-factor  model. This model attempts to capitalize on the theory that the financial markets are dynamic and investment  opportunities  vary over time.
The Hedged Core Equity Fund  attempts to benefit  from stock  pricing  anomalies based on various factors, such as:

o    book-to-price ratio;
o    earnings revisions;
o    earnings quality;
o    price momentum; and
o    cash  flow  changes  through  its  purchase  of long  positions  and  short positions.

Portfolio  optimization is used to build a risk  controlled  portfolio by buying the highest ranking stocks and shorting the lowest ranking stocks from the model while  adhering to various risk  constraints.  The portfolio  will  generally be rebalanced on a monthly basis.

With a long position,  the Hedged Core Equity Fund  purchases a stock  outright;
with a short position, the Hedged Core Equity Fund sells a security that it does not own and must borrow to meet its  settlement  obligations.  To  complete  the short-sale  transaction,  the Hedged Core Equity Fund buys the same stock in the market and returns it to the lender.  The Hedged Core Equity Fund makes money if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short  sale,  the Hedged  Core  Equity Fund will lose money  because it will have to pay more to replace the borrowed  stock than it received  when it sold the stock short.  Short  positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner  returns from  declines in securities  prices.  The Hedged Core Equity
Fund may take long and short  positions in the same  sector/industry.  While the
Hedged  Core Equity  Fund's  securities  may be held  either  long or short,  no security will at the same time be held both long and short.

The Hedged Core Equity  Fund may also engage in  securities  lending in order to generate  additional  income. The Fund may also utilize  DERIVATIVES,  including options on futures,  to hedge positions,  LEVERAGE positions or generate income.
In addition, the Hedged Core Equity Fund may invest in exchange-traded funds.

PRINCIPAL RISKS

The Hedged Core Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Hedged Core Equity Fund's  investments -- and therefore,  the value of Hedged Core Equity Fund shares -- may fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value considerably. The Hedged Core Equity Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the Hedged Core Equity Fund sells short increase in value.

STRATEGY  RISK - The strategy  used by the Hedged Core Equity  Fund's  portfolio manager may fail to produce the intended result.  There is no guarantee that the use of long and short  positions will succeed in limiting the Hedged Core Equity
Fund's  exposure to stock market  movements,  capitalization,  sector  swings or other risk factors. The strategy used by the Hedged Core Equity Fund's portfolio manager involves complex  securities  transactions  that involve risks different from those involved with direct  investment in equity  securities.  As a result, the Hedged Core Equity Fund is intended for  investors  who are able to maintain their  investment  over a longer  term  and are  willing  to  assume  the  risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase  in value  between  the time of the short  sale and the time the Hedged
Core Equity Fund must purchase the security to return it to the lender.

LEVERAGE  RISK - the use of  leverage  may  exaggerate  changes in the net asset value  ("NAV") of Hedged Core  Equity  Fund shares and thus result in  increased volatility  of  returns.  The amount that the Hedged Core Equity Fund must repay may  fluctuate  due to market  forces,  and the Hedged Core Equity Fund's assets that are used as  collateral to secure the leverage may decrease in value during the time the leverage  exposure is  outstanding,  which would require the Hedged
Core Equity Fund to use its other  assets to make up a shortfall in the value of the collateral.  Leverage will create interest and other expenses for the Hedged
Core Equity Fund which can exceed the income from the assets  purchased with the leverage and thus reduce overall Hedged Core Equity Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Hedged Core Equity Fund.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

EXCHANGE-TRADED   FUNDS   RISK  -  the  risk   associated   with  a   particular
exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the Hedged Core Equity Fund is tracking. An ETF will perform well when the index it tracks is making  gains,  but may perform  poorly when that index is falling.
The  Hedged  Core  Equity  Fund will also bear a pro rata  portion  of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

If the value of the Hedged Core Equity  Fund's  investments  goes down,  you may lose money.

SECTION 1 ABERDEEN HEDGED CORE EQUITY FUND SUMMARY AND PERFORMANCE

PERFORMANCE

Performance information is not available for the Hedged Core Equity Fund because it is new.

SECTION 1 ABERDEEN HEDGED CORE EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Hedged Core Equity Fund  depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL         INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS         CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES        SHARES                SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load)                  5.75%(2)   None        None       None          None                   None
imposed upon purchases(as a
percentage of offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                      None(3)    5.00%(4)    1.00%(5)   None          None                   None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as                 2.00%      2.00%       2.00%      2.00%         2.00%                  2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                    1.25%      1.25%       1.25%      1.25%         1.25%                  1.25%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service                 0.25%      1.00%       1.00%      0.50%         None                   None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Short-Sale Dividend Expenses(9)             0.79%      0.79%       0.79%      0.79%         0.79%                  0.79%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Remainder of Other Expenses                 1.15%      1.15%       1.15%      1.35%         1.27%                  1.15%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total of Other Expenses                     1.94%      1.94%       1.94%      2.14%         2.06%                  1.94%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 3.44%      4.19%       4.19%      3.89%         3.31%                  3.19%
Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/ Expense          0.75%      0.75%       0.75%      0.75%         0.75%                  0.75%
Reimbursements(10)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 2.69%      3.44%       3.44%      3.14%         2.56%                  2.44%
Expenses(After
Limitations/reimbursements)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finder's  fee was paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount permitted.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.65% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations  /Reimbursements)"  could increase to 2.94% for Class A shares, 3.19% for Class R shares and 2.69% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN HEDGED CORE EQUITY FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Hedged
Core Equity Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Hedged Core Equity Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR     3 YEARS
          ---------------------------------------------------------------
          Class A shares*                        [   ]      [   ]
          ---------------------------------------------------------------
          Class B shares                         [   ]      [   ]
          ---------------------------------------------------------------
          Class C shares                         [   ]      [   ]
          ---------------------------------------------------------------
          Class R shares                         [   ]      [   ]
          ---------------------------------------------------------------
          Institutional Service Class shares     [   ]      [   ]
          ---------------------------------------------------------------
          Institutional Class shares             [   ]      [   ]
          ---------------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                 1 YEAR     3 YEARS
          ---------------------------------------------------------------
          Class B shares                          [   ]       [   ]
          --------------------------------------------------------------
          Class C shares                          [   ]       [   ]
          ----------------------------------------------------------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Hedged Core Equity Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 1 ABERDEEN MARKET NEUTRAL FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Market Neutral Fund seeks to provide long-term  capital  appreciation from a broadly  diversified  portfolio of U.S.  stocks while  neutralizing  the general risks associated with stock market investing.

PRINCIPAL STRATEGIES

The Market  Neutral  Fund  seeks to  achieve  its  objective  regardless  of the direction of the market through the purchase and short sale of EQUITY SECURITIES of U.S. companies. The Market Neutral Fund takes LONG POSITIONS in COMMON STOCKS of companies that the Market Neutral Fund's management  believes will outperform the market.  Simultaneously,  the Market Neutral Fund intends to engage in SHORT
SALES of stocks that the portfolio manager believes will underperform the market and decline in value.  The Market Neutral Fund uses a multi-cap and  multi-style approach,  meaning that it may invest across different  industries,  sectors and
MARKET CAPITALIZATION levels,  targeting both GROWTH STYLE and VALUE STYLE types of companies.  The Market Neutral Fund attempts to maintain  approximately equal dollar value exposure in its long and short  positions (to the extent the market permits) in order to neutralize  the effects on its  performance  resulting from general U.S. stock market movements or sector swings. By regulation, the current market  value of the  securities  in which the Fund is short may not  exceed the current  market  value of the Market  Neutral  Fund's  long  holdings  of liquid securities and other liquid assets.

The Market  Neutral  Fund seeks to  capitalize  on  opportunities  presented  by
changing  market   environments.   The  Adviser  uses  QUANTITATIVE   TECHNIQUES
incorporated  into a  multi-factor  model  that  seeks  to  select  the  highest returning  securities in the current market environment.  This model attempts to capitalize on the theory that the financial  markets are dynamic and  investment opportunities  vary over time.  The Market Neutral Fund attempts to benefit from stock pricing anomalies in various factors, such as:

o    book-to-price;
o    earnings revisions;
o    earnings quality;
o    price momentum; and
o    cash  flow  changes  through  its  purchase  of long  positions  and  short positions.

With a long position, the Market Neutral Fund purchases a stock outright; with a short  position,  the Market  Neutral Fund sells a security that it does not own and must borrow to meet its settlement  obligations.  To complete the short-sale transaction,  the  Market  Neutral  Fund buys the same  stock in the  market and returns it to the  lender.  The Market  Neutral  Fund makes  money if the market price of the stock goes down after the short sale.  Conversely,  if the price of the stock goes up after the short sale,  the Market Neutral Fund will lose money because it will have to pay more to replace the borrowed  stock than it received when it sold the stock short.  Short  positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

While the Market Neutral Fund's  securities may be held either long or short, no security  will at the same time be held both long and short.  Nevertheless,  the
Market Neutral Fund may effect  strategic  paired  trades,  taking both long and short  positions in  different  companies  within the same  industry in order to remove much of the market and sector impact on performance.

The Fund may also utilize  DERIVATIVES,  including options on futures,  to hedge positions,  LEVERAGE  positions or generate income, and may engage in securities lending in order to generate additional income.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the  Market  Neutral  Fund's  investments  - and therefore,  the value of  Market  Neutral  Fund  shares - may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value considerably. The Market Neutral Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the
Market Neutral Fund sells short increase in value.

STRATEGY RISK - The strategy used by the Market Neutral Fund's portfolio manager may fail to produce the intended  result.  There is no guarantee that the use of long and short  positions  will  succeed in limiting the Market  Neutral  Fund's exposure to stock market movements, capitalization,  sector swings or other risk factors.  The  strategy  used by the Market  Neutral  Fund's  portfolio  manager involves complex securities transactions that involve risks different from those involved with direct investment in equity  securities.  As a result,  the Market
Neutral Fund is intended for investors who are able to maintain their investment over a longer term and are willing to assume the risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase  in value  between  the time of the short  sale and the time the Market
Neutral Fund must purchase the security to return it to the lender.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Market Neutral Fund to sometimes  underperform  other equity funds that use different investing styles.

VALUE  STYLE  RISK - over  time,  a value  investing  style may go in and out of favor,  causing the Market Neutral Fund to sometimes  underperform  other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time while the market concentrates on "growth" stocks.

LEVERAGE RISK - the use of leverage may exaggerate  changes in the NAV of Market
Neutral  Fund shares and thus result in  increased  volatility  of returns.  The amount  that the  Market  Neutral  Fund must repay may  fluctuate  due to market forces,  and the Market  Neutral  Fund's  assets that are used as  collateral to secure the leverage may decrease in value during the time the leverage  exposure is  outstanding,  which would  require the Market  Neutral Fund to use its other assets to make up a  shortfall  in the value of the  collateral.  Leverage  will create  interest and other expenses for the Market Neutral Fund which can exceed the income from the assets  purchased  with the leverage and thus reduce overall
Market Neutral Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Market Neutral Fund.

PORTFOLIO  TURNOVER  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Market Neutral Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Market Neutral Fund shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Market  Neutral Fund's  investments  goes down, you may lose money.

SECTION 1 ABERDEEN MARKET NEUTRAL FUND SUMMARY AND PERFORMANCE

PERFORMANCE

Performance  information is not available for the Market Neutral Fund because it is new.

SECTION 1 ABERDEEN MARKET NEUTRAL FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Market  Neutral  Fund  depending  on the share  class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL         INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS         CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES        SHARES                SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load)                  5.75%(2)   None        None       None          None                   None
imposed upon purchases(as a
percentage of offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                      None(3)    5.00%(4)    1.00%(5)   None          None                   None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as                 2.00%      2.00%       2.00%      2.00%         2.00%                  2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                    1.25%      1.25%       1.25%      1.25%         1.25%                  1.25%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service                 0.25%      1.00%       1.00%      0.50%         None                   None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Short-Sale Dividend Expenses(9)             2.00%      2.00%       2.00%      2.00%         2.00%                  2.00%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Remainder of Other Expenses                 1.12%      1.12%       1.12%      1.32%         1.12%                  1.12%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total of Other Expenses                     3.12%      3.12%       3.12%      3.32%         3.12%                  3.12%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 4.62%      5.37%       5.37%      5.07%         4.37%                  4.37%
Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/ Expense          0.72%      0.72%       0.72%      0.72%         0.72%                  0.72%
Reimbursements(9)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 3.90%      4.65%       4.65%      4.35%         3.65%                  3.65%
Expenses(After
Limitations/reimbursements)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.65% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 4.15% for Class A shares, 4.40% for Class R shares and 3.90% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN MARKET NEUTRAL FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Market
Neutral Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Market Neutral Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR      3 YEARS
          ---------------------------------------------------------------
          Class A shares*                          [   ]        [   ]
          ---------------------------------------------------------------
          Class B shares                           [   ]        [   ]
          ---------------------------------------------------------------
          Class C shares                           [   ]        [   ]
          ---------------------------------------------------------------
          Class R shares                           [   ]        [   ]
          ---------------------------------------------------------------
          Institutional Service Class shares       [   ]        [   ]
          ---------------------------------------------------------------
          Institutional Class shares               [   ]        [   ]
          ---------------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                   1 YEAR      3 YEARS
          ---------------------------------------------------------------
          Class B shares                           [   ]        [   ]
          ---------------------------------------------------------------
          Class C shares                           [   ]        [   ]
          ----------------------------------------------------------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Market Neutral Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 1 ABERDEEN EQUITY LONG-SHORT FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Long-Short Fund seeks long-term capital appreciation.

LEADER a company  with a strong  franchise  capable of taking  advantage  of its position in the marketplace.  The Long-Short Fund's management  anticipates that
Leaders are companies  that will dominate  their  respective  industries  due to their  reputation for quality  management and superior  products and services or distribution.

PRINCIPAL STRATEGIES

The  Long-Short  Fund  seeks to  achieve  its  objective  regardless  of  market conditions  through the  purchase  and short sale of EQUITY  SECURITIES  of U.S.
companies of any size.  Under normal  circumstances,  the  Long-Short  Fund will invest at least 80% of the value of its net assets in Leaders that are organized under the laws of the United States,  have their principal places of business in the United States, or whose stock is traded primarily in the United States.

The Long-Short  Fund takes LONG POSITIONS in Leaders that the Long-Short  Fund's management believes will generate earnings growth exceeding market expectations.
Simultaneously, the Long-Short Fund intends to engage in SHORT SALES of stock of companies which the portfolio managers believe:

o    have earnings that appear to be reflected in the current price;
o    are likely to fall short of expectations;
o    are in industries exhibiting structural weaknesses;
o    have poor quality management; or
o    are likely to suffer an event affecting long-term earnings power.

With a long position,  the Long-Short  Fund purchases a stock  outright;  with a short  position,  the Long-Short  Fund sells a security that it does not own and must borrow to meet its settlement obligations.  In engaging in short sales, the
Long-Short  Fund will profit or incur a loss  depending  on whether the value of the underlying stock decreases,  as anticipated,  or instead increases,  between the  time  the  stock  is sold  and  when  the  Long-Short  Fund  purchases  its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short  positions in  companies in the same  industry in order to remove much of the market and sector impact on performance.

While the  Long-Short  Fund's  securities  may be held either long or short,  no security will at the same time be held both long and short.

The Long-Short Fund also may invest in exchange-traded funds and DERIVATIVES.

PRINCIPAL RISKS

The  Long-Short  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Long-Short Fund's investments--and therefore, the value of  Long-Short  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value  considerably.  The  Long-Short  Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the
Long-Short Fund sells short increase in value.

STRATEGY RISK - The strategy used by the Long-Short  Fund's  portfolio  managers may fail to produce the intended  result.  There is no guarantee that the use of long and short positions will succeed in limiting the Long-Short Fund's exposure to stock market movements, capitalization,  sector swings or other risk factors.
The strategy used by

SECTION 1 ABERDEEN EQUITY LONG-SHORT FUND SUMMARY AND PERFORMANCE

the  Long-Short   Fund's  portfolio   managers   involves   complex   securities
transactions  that  involve  risks  different  from those  involved  with direct investment in equity  securities.  As a result,  the Long-Short Fund is intended for investors who are able to maintain their  investment  over a longer term and are willing to assume the risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase in value between the time of the short sale and the time the Long-Short
Fund must purchase the security to return it to the lender.

LEVERAGE  RISK - the  use of  leverage  may  exaggerate  changes  in the  NAV of
Long-Short Fund shares and thus result in increased  volatility of returns.  The amount that the  Long-Short  Fund must repay may fluctuate due to market forces, and the  Long-Short  Fund's  assets  that are used as  collateral  to secure the leverage  may  decrease  in  value  during  the time the  leverage  exposure  is outstanding,  which would require the Long-Short Fund to use its other assets to make up a  shortfall  in the  value  of the  collateral.  Leverage  will  create interest and other expenses for the Long-Short  Fund which can exceed the income from the assets  purchased with the leverage and thus reduce overall  Long-Short
Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Long-Short Fund.

SMALL- AND MID-CAP RISK - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

EXCHANGE-TRADED   FUNDS   RISK  -  the  risk   associated   with  a   particular
exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the  Long-Short  Fund is  tracking.  An ETF will  perform well when the index it tracks is making gains,  but may perform poorly when that index is falling.  The
Long-Short  Fund will also bear a pro rata  portion  of the ETF's  expenses.  In addition,  some ETFs are more  thinly  traded than  others,  which could make it difficult to sell at the desired price, especially in a market downturn.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Long-Short Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN EQUITY LONG-SHORT FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance information is not available for the Long-Short Fund because it is new.

SECTION 1 ABERDEEN EQUITY LONG-SHORT FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Long Short Fund depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS            CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES          SHARES                SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load)                  5.75%(2)   None        None       None          None                   None
imposed upon purchases(as a
percentage of offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                      None(3)    5.00%(4)    1.00%(5)   None          None                   None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as                 2.00%      2.00%       2.00%      2.00%         2.00%                  2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
 FROM FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                    1.50%      1.50%       1.50%      1.50%         1.50%                  1.50%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service                 0.25%      1.00%       1.00%      0.50%         None                   None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Short-Sale Dividend Expenses(9)             0.56%      0.56%       0.56%      0.56%         0.56%                  0.56%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Remainder of Other Expenses                 0.28%      0.27%       0.27%      0.47%         0.27%                  0.27%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total of Other Expenses                     0.84%      0.83%       0.83%      1.03%         0.83%                  0.83%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 2.59%      3.33%       3.33%      3.03%         2.33%                  2.33%
Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/(10)              0.25%      0.25%       0.25%      0.25%         0.25%                  0.25%
Expense Reimbursements
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Annual Fund Operating                 2.34%      3.08%       3.08%      2.78%         2.08%                  2.08%
Expenses (After Limitations/
REimbursements)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Acquired Fund (Indirect                     0.08%      0.08%       0.08%      0.08%         0.08%                  0.08%
Underlying Fund)
Annual Operating
Expenses(11)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Total Direct and Acquired Fund              2.42%      3.16%       3.16%      2.86%         2.16%                  2.16%
Annual Operating
Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a finders fee was paid.  Section 4,  Investing  with Aberdeen
     Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service  Class  shares.  Administrative  services  fees  for  Institutional
     Service Class shares are estimated to be 0.00% for the current fiscal year.
     The full 0.25% in  administrative  services fees is not reflected in "Other
     Expenses"  at this time  because the Fund does not  anticipate  selling its shares to intermediaries that charge the full amount permitted.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security--thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) The Trust and the Adviser have entered into a written  contract under which the  Adviser  has  agreed  to waive  an  amount  equal  to  0.25%  from its management fee.  Pursuant to a separate written  contract,  the Adviser has also  agreed to limit the  Fund's  operating  expenses  to 1.65%.  Both the waiver and the expense  limitation  run at least through  February 28, 2009 and apply to all share classes.  The expense  limitation  excludes  certain
     Fund expenses,  including any taxes,  interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses,  administrative  services fees, other expenses  which are  capitalized  in  accordance  with  generally  accepted accounting  principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred  in the  ordinary  course  of the  Fund's  business.  The Trust is authorized to reimburse the Adviser for management fees previously  limited and/or for expenses previously paid by the Adviser,  provided, however that any  reimbursements  must be paid at a date not more than three years after the fiscal year in which the Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreements.  If the  maximum  amount of  administrative services  fees were  charged,  the "Total  Direct and Acquired  Fund Annual
     Operating  Expenses" could increase to 2.79% for Class A shares,  3.04% for
     Class R shares and 2.54% for Institutional  Service Class shares before the
     Adviser would be required to further limit the Fund's expenses.

(11) Reflects the Fund's  investment  in shares of one or more other  investment companies, as permitted by the Fund's policies.

SECTION 1 ABERDEEN EQUITY LONG-SHORT FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Long-Short Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS
          --------------------------------------------
          Class A shares*          [   ]     [   ]
          --------------------------------------------
          Class B shares           [   ]     [   ]
          --------------------------------------------
          Class C shares           [   ]     [   ]
          --------------------------------------------
          Class R shares           [   ]     [   ]
          --------------------------------------------
          Institutional Service
          Class shares             [   ]     [   ]
          --------------------------------------------
          Institutional Class
          shares                   [   ]     [   ]
          --------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                    1 YEAR   3 YEARS
          --------------------------------------------
          Class B shares             [   ]    [   ]
          --------------------------------------------
          Class C shares             [   ]    [   ]
          --------------------------------------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - Each Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade  decline  in  price.  In  addition,  the  Funds  could  lose  value if the individual  stocks  which they sell short  increase  in price.  Stocks and stock markets may experience  short-term  volatility  (price  fluctuation)  as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks,  small or large stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

SHORT  SALES RISK - Each Fund may sell a  security  the Fund does not own in the hope of buying the same  security at a later date at a lower price.  The Fund is required to borrow the  security to deliver it to the buyer and is  obligated to return the security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases  from the time the security is sold  short to the date  the Fund  purchases  the  security  to  replace  the borrowed  security.  Any such loss is  increased by the amount of the premium or interest  the Fund must pay to the lender of the  security.  Likewise,  any gain will be  decreased by the amount of premium or interest the Fund must pay to the lender of the security. When a cash dividend is declared on a security for which the Fund has a short  position,  the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security  sold short  generally  reduces  the market  value of the shorted  security,  thus  increasing the Fund's  unrealized gain or reducing the
Fund's unrealized loss on its short-sale transaction.  The Fund is also required to  segregate  other assets on its books to cover its  obligation  to return the security to the lender  which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

A Fund's  performance  may also  suffer if it is  required  to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the  securities  the Fund borrowed prior to the end of the term of the short sale and the Fund was  unable to borrow the  securities from another securities lender.

DEPOSITARY  RECEIPTS - Each Fund may invest in securities of foreign  issuers in the form of depositary receipts,  such as American Depositary Receipts ("ADRs"),
European  Depositary  Receipts ("EDRs") and Global Depositary Receipts ("GDRs"),
which  typically  are  issued  by  local  financial  institutions  and  evidence ownership  of the  underlying  securities.  Depositary  receipts  are  generally subject to the same risks as the foreign  securities  that they evidence or into which they may be converted.

Depositary  receipts  may or may  not be  jointly  sponsored  by the  underlying issuer.  The issuers of  unsponsored  depositary  receipts are not  obligated to
disclose   information  that  is  considered  material  in  the  United  States.
Therefore,  there may be less information  available regarding these issuers and there may not be a correlation  between such information and the market value of the  depositary  receipts.  Certain  depositary  receipts  are not  listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES  - Each Fund may  invest in  derivatives,  which  are  contracts  or investments  with  their  values  based  on  the  performance  of an  underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.
The  value of an  option  on a  futures  contract  varies  with the value of the underlying  futures  contract,  which  in turn  varies  with  the  value  of the
underlying   commodity   or   security.   Derivatives   present   the   risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset or measure to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their use may reduce liquidity and make a Fund harder to value,  especially in declining markets;
o    a Fund may suffer  disproportionately  heavy losses  relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING - Each Fund may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

PORTFOLIO  TURNOVER  - The Funds may engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Fund shareholders.

TEMPORARY INVESTMENTS - Each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Funds'  management  believes  that  business,  economic,  political or financial  conditions  warrant,  each Fund may invest  without  limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;
o    repurchase  agreements covering any of the securities in which the Fund may invest directly; and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto the  Trust's  internet  site  [www.________________.com]
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

MANAGEMENT FEES

The total annual advisory fees that can be paid to the Adviser for each Fund (as a percentage of the average daily net assets of each Fund) are as follows:

-------------------------------------------------- -------------------
FUND/ASSETS                                           MANAGEMENT FEE
-------------------------------------------------- -------------------
ABERDEEN HEDGED CORE EQUITY FUND AND
ABERDEEN MARKET NEUTRAL FUND
-------------------------------------------------- -------------------
All assets                                                 1.25%
-------------------------------------------------- -------------------
ABERDEEN EQUITY LONG-SHORT FUND
-------------------------------------------------- -------------------
Up to $250 million                                         1.50%
-------------------------------------------------- -------------------
$250 million or more                                       1.25%
-------------------------------------------------- -------------------

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of the Funds.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

Aberdeen Hedged Core Equity Fund

Joseph A.  Cerniglia,  CFA, is the  portfolio  manager to the Hedged Core Equity
Fund. Mr. Cerniglia is Senior Investment  Manager with Aberdeen Asset Management
Inc. He leads the firm's  efforts in  designing  and  implementing  quantitative investment  strategies.  Within the quantitative group he focuses on researching and implementing quantitative alpha strategies, and portfolio optimization.

Prior to joining  Aberdeen in October 2007, Mr.  Cerniglia was Senior  Portfolio
Manager with Nationwide Fund Advisors since September 2000. Mr. Cerniglia joined
Nationwide  Fund  Advisors  from  Pitcairn  Trust Company where he was an equity analyst involved in both fundamental and quantitative research.

He has 16 years of industry experience.

Mr. Cerniglia  graduated cum laude from Saint Joseph's University in 1991 with a
B.S.  in  Accounting  and  received  a MS in  Mathematics  of Finance at Courant
Institute  of  Mathematics,  New  York  University  in  2005.  Recently  he  has
co-authored an academic article on earnings revisions that is forthcoming in the
Journal of Investment Management.

Aberdeen Market Neutral Fund

Joseph A. Cerniglia,  CFA, is the portfolio  manager to the Market Neutral Fund.
Mr. Cerniglia is Senior  Investment  Manager with Aberdeen Asset Management Inc.
He  leads  the  firm's  efforts  in  designing  and  implementing   quantitative
investment  strategies.  Within the quantitative group he focuses on researching and implementing quantitative alpha strategies, and portfolio optimization.

Prior to joining  Aberdeen in October 2007, Mr.  Cerniglia was Senior  Portfolio
Manager with Nationwide Fund Advisors since September 2000. Mr. Cerniglia joined
Nationwide  Fund  Advisors  from  Pitcairn  Trust Company where he was an equity analyst involved in both fundamental and quantitative research.

He has 16 years of industry experience.

Mr. Cerniglia  graduated cum laude from Saint Joseph's University in 1991 with a
B.S.  in  Accounting  and  received  a MS in  Mathematics  of Finance at Courant
Institute  of  Mathematics,  New  York  University  in  2005.  Recently  he  has
co-authored an academic article on earnings revisions that is forthcoming in the
Journal of Investment Management.

Aberdeen Equity Long-Short Fund

Christopher Baggini, CFA, and Douglas Burtnick,  CFA, are the portfolio managers to the Long-Short Fund.

Mr. Baggini is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since March 2000.

Mr. Baggini joined Nationwide Fund Advisors from Allied  Investment  Advisors in
Baltimore, Maryland, managing institutional portfolios and two mutual funds, the
ARK Capital Growth  Portfolio and Ark Mid-Cap  Portfolio.  Mr. Baggini began his career in 1986 at Salomon Brothers in New York, where he spent nearly five years in computer programming,  equity research and equity trading. He also spent five years at First  Metropolitan,  a small investment  company in New York, where he managed all equity investments.

He has 21 years of industry experience.

Mr.  Baggini  graduated  from  Fairfield  University  in 1986  receiving a BS in
Economics.  He obtained his Masters of Business  Administration  in Finance from
New York University in 1991 and a CFA designation in 1996.

Mr.  Burtnick is Investment  Manager with Aberdeen  Asset  Management  Inc. and, prior to joining  Aberdeen  in  October  2007,  he was  Portfolio  Manager  with
Nationwide Fund Advisors since May 2002.

Mr.  Burtnick  joined  Nationwide  Fund Advisors from Brown Brothers  Harriman &
Company  (BBH)  where he served as a  portfolio  manger and risk  manager in the private client group.  Prior to BBH he worked at Barra,  Inc., a risk management firm,  where he co-led the Professional  Education Group,  focusing on portfolio construction and risk management  issues for  institutional  investors and hedge funds.  Mr. Burtnick has also led a fixed income market analysis team at Thomson
Financial Services.

He has 16 years of industry experience.

Mr. Burtnick holds a BS from Cornell University.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  will also allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees, but without shareholder approval.  Currently, the Funds are managed by the  Adviser,  but  if a new  unaffiliated  subadviser  is  hired  for  a  Fund, shareholders will receive information about the new subadviser within 90 days of the  change.  The  exemptive  order  will  allow the Funds  greater  flexibility enabling them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to a subadvised Fund:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table to the right  compares Class A, Class B and
Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

Classes and Charges                                          Points to Consider
------------------------------------------------------------ ---------------------------------------------------------
Class A Shares

Front-end sales charge up to 5.75% for Class A shares        A front-end sales charge means that a portion of your
                                                             initial investment goes toward the sales charge and is
                                                             not invested.

Contingent deferred sales charge (CDSC)(1)                   Reduction and waivers of sales charges may be
                                                             available.

Annual service and/or 12b-1 fee of 0.25% Administrative      Total annual operating expenses are lower than Class B
services fee of up to 0.25%.                                 and Class C expenses which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------
Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------
Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
                                                             expenses which means lower dividends and/or NAV per
No administrative services fee                               share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

(1)  Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

                            SALES CHARGE AS A PERCENTAGE OF
                            -------------------------------
                                                                          DEALER
                                                 NET AMOUNT        COMMISSION AS
AMOUNT OF                   OFFERING               INVESTED        PERCENTAGE OF
PURCHASE                       PRICE        (APPROXIMATELY)       OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000              5.75%                  6.10%                5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999             4.75                   4.99                 4.00
--------------------------------------------------------------------------------
$100,000 to $249,999           3.50                   3.63                 3.00
--------------------------------------------------------------------------------
$250,000 to $499,999           2.50                   2.56                 2.00
--------------------------------------------------------------------------------
$500,000 to $999,999           2.00                   2.04                 1.75
--------------------------------------------------------------------------------
$1 million or more             None                   None                 None*
--------------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in  "Purchasing  Class A
Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
[www.____________.com].

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.
o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all  Aberdeen  Funds that you  currently  own or are  currently purchasing to the value of your Class A purchase.
o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)
o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchase  of Class D shares to  fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A SALES CHARGES

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement  with  [_______________]  (the  "Distributor")  to waive sales charges;
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;
o    any investor who pays for shares with  proceeds from sales of Aberdeen Fund
     Class D shares (Class D shares are offered by other Aberdeen Funds, but not these Funds);
o    retirement plans; and
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

--------------------------------------------------------------------------------
AMOUNT OF                             $1 MILLION       $4 MILLION   $25 MILLION
PURCHASE                           TO $3,999,999   TO $24,999,999       OR MORE
--------------------------------------------------------------------------------
If sold within                         18 months        18 months     18 months
--------------------------------------------------------------------------------
Amount of CDSC                              1.00%            0.50%         0.25%
--------------------------------------------------------------------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class  A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts   after  age  70-1/2  and  for  other  required
     distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

 ----------------------------------------------------------------------------------
                                                                           7 YEARS
 SALE WITHIN    1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
 ----------------------------------------------------------------------------------
 Sales charge    5%        4%        3%        3%        2%        1%        0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your shares.  If you redeem your Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B and Class C Shares" for a list of  situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:
o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial  service firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:
o    institutional non-retirement accounts;
o    traditional and Roth IRAs;
o    Coverdell Education Savings Accounts;
o    SEPs and SAR-SEPs;
o    SIMPLE IRAs;
o    one-person Keogh plans;
o    individual 403(b) plans; or
o    529 Plan accounts.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by the Distributor or other affiliates of the Fund;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional  advisory accounts of the Adviser's or its affiliates,  those accounts which have client  relationships with an affiliate of the Adviser, its  affiliates  and their  corporate  sponsors,  subsidiaries  and related retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where  advisers  derive  compensation  for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

 -----------------------------------------------------
 CLASS            AS A % OF DAILY NET ASSETS
 -----------------------------------------------------
 Class A shares   0.25% (distribution or service fee)
 -----------------------------------------------------
 Class B shares   1.00% (0.25% service fee)
 -----------------------------------------------------
 Class C shares   1.00% (0.25% service fee)
 -----------------------------------------------------
 Class R shares   0.50% (0.25% of which may be either
                  a distribution or service fee)

ADMINISTRATIVE SERVICES FEES

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively,  "Aberdeen ") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [_____________].

AUTOMATED VOICE RESPONSE Call  [________________],  24 hours a day, seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:
o    make transactions;
o    hear fund price information; and
o    obtain mailing and wiring instructions.

INTERNET Go to  [WWW.__________________.COM]  24 hours a day, seven days a week, for easy access to your mutual fund accounts.  The website provides instructions on how to select a password and perform transactions. On the website, you can:

o    download Fund prospectuses;
o    obtain information on the Aberdeen Funds;
o    access your account information; and
o    request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [_____________________].

BY OVERNIGHT MAIL Aberdeen Funds, [_____________________].

BY FAX [____________].

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

FUND TRANSACTIONS-CLASS A, CLASS B, AND CLASS C SHARES

All  transaction  orders must be received by the Funds' transfer agent in [   ]
or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             800-848-0920.

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o   your proceeds typically will be wired to your
     application.                                                bank on the next business day after your order has
                                                                 been processed.
o    your bank may charge a fee to wire funds.
                                                             o   Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order             the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o   your financial institution may also charge a
                                                                 fee for receiving the wire.

                                                             o   funds sent outside the U.S. may be subject to
                                                                 higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactionsm.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.

o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
 To open an account                                        $     2,000 (per Fund)
 To open an IRA account                                    $     1,000 (per Fund)
 Additional investments                                    $       100 (per Fund)
 To start an Automatic Asset
 Accumulation Plan                                         $     1,000 (per Fund)
 Additional investments
 (Automatic Asset Accumulation Plan)                       $                  50

CLASS R SHARES
 To open an account                                                   No Minimum
 Additional investments                                               No Minimum

 INSTITUTIONAL SERVICE CLASS SHARES
 To open an account                                        $    50,000 (per Fund)
 Additional investments                                               No Minimum

 INSTITUTIONAL CLASS SHARES
 To open an account                                        $ 1,000,000 (per Fund)
 Additional investments                                               No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60-day  written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section of the Mutual  Fund
Application  for New  Accounts or contact  your  financial  intermediary  or the
Funds'  transfer  agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem  your  Fund  shares  or  Aberdeen  Funds may delay paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:

o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs; and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser and its agents, monitor selected trades and flows of money in and out of the Funds in an effort  to  detect  excessive  short-term trading  activities.  If a  shareholder  is found to have  engaged in  excessive short-term trading,  the Funds may, in their discretion,  ask the shareholder to stop  such  activities  or refuse  to  process  purchases  or  exchanges  in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares--Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares held in such an account within a designated holding period, the  redemption fee is paid directly to the fund from which the shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2 and other  required  distributions  from  retirement accounts;
o    shares redeemed or exchanged from retirement  accounts within 30 days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 days of an automatic payroll  deduction,  you must inform Customer Service or your  intermediary  that the fee does not  apply.  You may be  required  to show evidence that you qualify for the  exception.  Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax  consequences  of owning  Fund  shares.  Each Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary, and there is no  guarantee  a Fund will pay either an income  dividend  or a capital gain  distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

If you are a taxable  investor,  dividends  and capital gain  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you  invest  in the  Funds  through  a  qualified  employee  benefit  plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN CONCEPT SERIES FINANCIAL HIGHLIGHTS

Because the Aberdeen Concept Series is new, there are no financial highlights to report as of the date of this prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  -- which may be  obtained  free of charge --  contain additional information about the Funds:

o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment  strategies that significantly  affected each Fund's performance during its last fiscal year)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund or to make other shareholder  inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at [_______________], or write to us at the address listed below, to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[________________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Aberdeen Funds

[______________]

BY OVERNIGHT MAIL:

Aberdeen Funds

[______________]

FOR 24-HOUR ACCESS:

[____________] (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for
closing   share   prices.   Also,   visit  the   Aberdeen   Funds'   website  at
[www.___________.com].

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov;
o    by electronic request to publicinfo@sec.gov;
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.:[______________________]

                                  SECTOR SERIES

                     Aberdeen Global Financial Services Fund

                      Aberdeen Global Health Sciences Fund

                     Aberdeen Global Natural Resources Fund

               Aberdeen Global Technology and Communications Fund

                         Aberdeen Global Utilities Fund

                                   PROSPECTUS

                               [___________, 2007]

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined
                whether this prospectus is complete or accurate.
                         To state otherwise is a crime.

                            [WWW._______________.COM]

                                  SECTOR SERIES

These specialty Funds feature sector portfolios focused on specific  industries, including financial services, health sciences, natural resources, technology and utilities.

-------------------------------------------------- ----------------------
FUND AND CLASS                                            TICKER
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund Class A
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund Class B
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund Class C
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund Class R
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund
Institutional Class
-------------------------------------------------- ----------------------
Aberdeen Global Financial Services Fund
Institutional Service Class
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Class A
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Class B
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Class C
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Class R
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Institutional Class
-------------------------------------------------- ----------------------
Aberdeen Global Health Services Services Fund
Institutional Service Class
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Class A
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Class B
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Class C
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Class R
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Institutional Class
-------------------------------------------------- ----------------------
Aberdeen Global Natural Resources Services Fund
Institutional Service Class
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Class A
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Class B
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Class C
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Class R
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Institutional Class
-------------------------------------------------- ----------------------
Aberdeen Global Technology and Communications
Services Fund Institutional Service
Class
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Class A
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Class B
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Class C
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Class R
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Institutional
Class
-------------------------------------------------- ----------------------
Aberdeen Global Utilities Fund Institutional
Service Class
-------------------------------------------------- ----------------------

SECTION    KEY TERMS                                                 Page [  ]
SECTION 1  FUND SUMMARIES & PERFORMANCE                              Page [  ]
           Aberdeen Global Financial Services Fund
           Aberdeen Global Health Services Fund
           Aberdeen Global Natural Resources Fund
           Aberdeen Global Technology and Communications Fund
           Aberdeen Global Utilities Fund
SECTION 2  FUND DETAILS                                              Page [  ]
           Additional Information about Investments, Investment
            Techniques and Risks
SECTION 3  FUND MANAGEMENT                                           Page [  ]
           Investment Adviser
           Subadviser
           Management Fees
           Portfolio Management
           Multi-Manager Structure
SECTION 4  INVESTING WITH ABERDEEN FUNDS                             Page [  ]
           Choosing a Share Class
           Sales Charges and Fees
           Revenue Sharing
           Contacting Aberdeen Funds
           Buying Shares
           Fair Value Pricing
           Customer Identification Information
           Exchanging Shares
           Automatic Withdrawal Program
           Selling Shares
           Excessive or Short-Term Trading
           Exchange and Redemption Fees
SECTION 5  DISTRIBUTION AND TAXES                                    Page [  ]
           Income and Capital Gains Distributions
           Selling and Exchanging Shares
           Other Tax Jurisdictions
           Tax Status for Retirement Plans and Other Tax-Deferred
           Accounts
           Backup Withholding
SECTION 6  FINANCIAL HIGHLIGHTS                                      Page [  ]

SECTOR SERIES

INTRODUCTION TO THE SECTOR SERIES
This prospectus provides information about five funds (the "Funds"),  the shares of which are offered by Aberdeen Funds (the "Trust"):

Aberdeen Global Financial Services Fund (the "Financial Services Fund")
Aberdeen Global Health Sciences Fund (the "Health Sciences Fund")
Aberdeen Global Natural Resources Fund (the "Natural Resources Fund")
Aberdeen Global Technology and Communications Fund (the "Technology and
Communications Fund")
Aberdeen Global Utilities Fund (the "Utilities Fund")

These Funds are primarily intended:
o    to help  investors  seek to  grow  their  capital  by  pursuing  investment opportunities in specific market sectors with dynamic prospects.

Because the Funds  concentrate  their  investments in particular  sectors of the economy, they may involve substantially higher risks and greater volatility than other mutual funds and may not be appropriate  for  conservative  investors.  To decide if one or more of these Funds is appropriate for your investment program,
you  should   consider  your  personal   investment   objectives  and  financial
circumstances,  the  length of time  until you need your money and the amount of risk you are comfortable taking.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE  THAT ANY OF THE FUNDS WILL MEET THEIR  RESPECTIVE  OBJECTIVES OR THAT
THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

Each Fund offers six different share  classes--Class  A, Class B, Class C, Class
R,  Institutional  Service Class and  Institutional  Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser"),  as the Funds'  investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMODITY-LINKED  DERIVATIVES  -  investments  that are linked to, and therefore provide exposure to, the investment returns of physical assets that trade in the
commodities   markets  without  actually   investing  in  such  physical  assets
themselves.

EQUITY  SECURITIES  -  securities  including  common  stock,   preferred  stock,
securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer. They may also include interests in real estate investment trusts.

EMERGING  MARKET  COUNTRIES - developing  and low or middle income  countries as identified by the International  Finance Corporation or the World Bank. Emerging
market  countries may be found in regions such as Asia,  Latin America,  Eastern
Europe, the Middle East and Africa.

GROWTH STYLE - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

LARGE-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of companies included in the Standard & Poor's(S&P) 500(R) Index,  ranging from $1.65 billion to $472.52 billion as of June 30, 2007.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MID-CAP COMPANIES - companies that have market capitalizations  similar to those of companies included in the Russell Midcap(R) Index, ranging from $1.16 billion to $22.735 billion as of August 31, 2007.

SMALL-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of  companies  included in the Russell  2000(R)  Index,  ranging  from $27 million to $5.02 billion as of August 31, 2007.

VALUE  STYLE - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

SECTION 1 ABERDEEN GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Financial Services Fund seeks long-term capital growth.

A FINANCIAL  SERVICES COMPANY is one that is primarily involved in or related to banking,  mortgage  lending and servicing,  securities and commodities  trading, investment management,  investment banking,  insurance,  real estate,  providing financial guarantees, leasing, credit card servicing and lending.

PRINCIPAL STRATEGIES

Under normal circumstances,  the Financial Services Fund invests at least 80% of the value of its net  assets in EQUITY  SECURITIES  issued by U.S.  and  foreign companies  (including those located in EMERGING MARKET  COUNTRIES) with business operations in or related to financial  services.  A company that is eligible for investment by the Financial  Services Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector. The Financial
Services Fund is  nondiversified,  and may invest a  significant  portion of its assets in the  securities of a single  issuer or a small number of issuers.  The
Financial  Services Fund also  concentrates at least 25% of its net assets in at least one or more of the following industry groups:

o    banks and savings and loans;
o    consumer and industrial finance companies;
o    investment banks;
o    insurance brokers;
o    insurance companies;
o    securities brokers and advisers;
o    real estate-related companies; and
o    leasing companies.

The  portfolio  manager  aims to provide  strong  performance  by  investing  in companies that the portfolio manager believes:
o    have the potential to deliver unexpected earnings growth and
o    have prospects for earnings growth that the market has underestimated.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The Financial  Services Fund may invest in financial  services  companies of any size, including  established  LARGE-CAP COMPANIES that are expected to grow with the market and SMALL-CAP and MID-CAP  COMPANIES that may offer strong  prospects for future growth.

The  portfolio  manager  typically  sells  a  security  if it no  longer  offers potential for unexpected  earnings growth.  The portfolio  manager  specifically monitors:
o    earnings revisions and surprises;
o    stock price performance; and
o    any information indicating a change in the industry or franchise assessment of a company.

PRINCIPAL RISKS

The Financial Services Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Financial  Services Fund's  investments - and therefore,  the value of Financial  Services Fund shares - may fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK - the  Financial  Services  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

SECTION 1 ABERDEEN GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE
(CONT.)

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These  risks may be  enhanced in emerging  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the  stock  market,  the  Morgan  Stanley  Capital  International  (MSCI)  World
Financials  Index(SM),  or other funds with similar  investment  objectives  and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Financial  Services Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease  in value  may have a  greater  impact  on the  Fund's  value and total return.

CONCENTRATION  RISK - investing 25% or more of the Financial Services Fund's net assets in a select group of companies in  financial  services  industries  could subject  the  Financial  Services  Fund to  greater  risk of loss  and  could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Financial  Services  Fund's  investments  goes down, you may lose money.

SECTION 1 ABERDEEN  GLOBAL  FINANCIAL  SERVICES  FUND  SUMMARY  AND  PERFORMANCE
(CONT.)

PERFORMANCE

Performance information is not available for the Financial Services Fund because it is new.

SECTION 1 ABERDEEN GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE
(CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Financial  Services Fund depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS            CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES          SHARES               SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load) imposed upon   5.75%(2)   None        None         None            None                  None
purchases(as a percentage of offering
price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                    None(3)    5.00%(4)    1.00%(5)     None            None                  None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever is
less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as               2.00%      2.00%       2.00%        2.00%           2.00%                 2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                  0.90%      0.90%       0.90%        0.90%           0.90%                 0.90%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service               0.25%      1.00%       1.00%        0.50%           None                  None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                         0.40%      0.38%       0.38%        0.58%           0.40%                 0.38%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(9)   1.55%      2.28%       2.28%        1.98%           1.30%                 1.28%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/Expense
Reimbursements                            0.0%       0.0%        0.0%         0.0%            0.0%                  0.0%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER LIMITATIONS
 /REIMBURSEMENTS)                         1.55%      2.28%       2.28%        1.98%           1.30%                 1.28%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount permitted.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.40% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/  Reimbursements)"  could increase to 1.90% for Class A shares, 2.15% for Class R shares and 1.65% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN GLOBAL FINANCIAL SERVICES FUND SUMMARY AND PERFORMANCE
(CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Financial Services Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Financial  Services Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR   3 YEARS
------------------------------------ --------- ---------

Class A shares*                         [   ]     [   ]
------------------------------------ --------- ---------

Class B shares                          [   ]     [   ]
------------------------------------ --------- ---------

Class C shares                          [   ]     [   ]
------------------------------------ --------- ---------

Class R shares                          [   ]     [   ]
------------------------------------ --------- ---------

Institutional Service Class shares      [   ]     [   ]
------------------------------------ --------- ---------

Institutional Class shares              [   ]     [   ]
------------------------------------ --------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                       1 YEAR  3 YEARS
------------------------------------ --------- ---------

Class B shares                          [   ]     [   ]
------------------------------------ --------- ---------

Class C shares                          [   ]     [   ]
------------------------------------ --------- ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Financial Services Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 1 ABERDEEN GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Health Sciences Fund seeks long-term capital appreciation.

A HEALTH SCIENCES  COMPANY is one that focuses on maintaining or improving one's quality of life through research, development and/or distribution of products or services related to medicine, pharmaceuticals or personal health care.

PRINCIPAL STRATEGIES

Under normal circumstances, the Health Sciences Fund invests at least 80% of the value  of its net  assets  in  EQUITY  SECURITIES  issued  by U.S.  and  foreign companies  (including those located in EMERGING MARKET  COUNTRIES) with business operations  in or related to health  sciences.  A company  that is eligible  for investment  by the Health  Sciences Fund  typically  derives at least 50% of its revenues, net income or assets from health sciences. The Health Sciences Fund is nondiversified,  and may  invest a  significant  portion  of its  assets  in the securities of a single issuer or a small number of issuers.  The Health Sciences
Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

o    biotechnology;
o    health care;
o    medical services and devices;
o    medical supplies; and
o    pharmaceuticals.

In analyzing  specific  companies for possible  investment,  the Health Sciences
Fund's  portfolio  manager   ordinarily  looks  for  several  of  the  following
characteristics:

o    above-average per share earnings growth;
o    evidence of positive fundamental change;
o    high return on invested capital;
o    a healthy balance sheet;
o    sound financial and accounting policies and overall financial strength;
o    strong competitive advantages;
o    effective research, product development and marketing;
o    strong management; and
o    general  operating  characteristics  that  enable  the  company  to compete successfully.

The Health  Sciences Fund may invest in health  sciences  companies of any size, including  established  LARGE-CAP  COMPANIES  that are expected to grow with the market and SMALL-CAP and MID-CAP  COMPANIES that may offer strong  prospects for future growth.

The  portfolio  manager  considers  selling a security when any of these factors changes  materially or when an alternative  investment  provides more attractive risk/return characteristics.

PRINCIPAL RISKS

The Health  Sciences Fund cannot  guarantee  that it will achieve its investment objective.

As with any  fund,  the value of the  Health  Sciences  Fund's  investments--and therefore,  the value of  Health  Sciences  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Health  Sciences Fund could lose value if the individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SECTION 1 ABERDEEN GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (CONT.)

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These  risks may be  enhanced in emerging  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Goldman Sachs (GS) Healthcare  Index, or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

NON-DIVERSIFIED  FUND RISK - because  the Health  Sciences  Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease in value may have a greater impact on the Health  Sciences Fund's value and total return.

CONCENTRATION  RISK - investing  25% or more of the Health  Sciences  Fund's net assets in a select  group of  companies  in  health  sciences  industries  could subject  the  Health  Sciences  Fund  to  greater  risk  of loss  and  could  be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Health Sciences Fund's  investments  goes down, you may lose money.

SECTION 1 ABERDEEN GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance information is not available for the Health Sciences Fund because it is new.

SECTION 1 ABERDEEN GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Health  Science  Fund  depending  on the share  class you select.

-------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
                                                                                    INSTITUTIONAL
                                                                                    SERVICE          INSTITUTIONAL
Shareholder Fees(Paid Directly      CLASS A      CLASS B     CLASS C    CLASS R     CLASS            CLASS
From Your Investment)(1)            SHARES       SHARES      SHARES     SHARES      SHARES           SHARES
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Maximum Sales Charge(Load)          5.75%(2)     None        None       None        None             None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Maximum Deferred Sales              None(3)      5.00%(4)    1.00%(5)   None        None             None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Redemption/Exchange Fee (as         2.00%        2.00%       2.00%      2.00%       2.00%            2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Management Fees (paid to            0.90%        0.90%       0.90%      0.90%       0.90%            0.90%
have the Fund's investments
professionally managed)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Distribution and/or Service         0.25%        1.00%       1.00%      0.50%       None             None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Other Expenses(8)                   0.47%        0.38%       0.38%      0.58%       0.54%            0.38%
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Total Annual Fund Operating         1.62%        2.28%       2.28%      1.98%       1.44%            1.28%
Expenses(9)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Acquired Fund (Indirect             0.04%        0.04%       0.04%      0.04%       0.04%            0.04%
Underlying Fund)
Annual Operating
Expenses(10)
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
TOTAL DIRECT AND ACQUIRED FUND      1.66%        2.32%       2.32%      2.02%       1.48%            1.32%
ANNUAL OPERATING
EXPENSES
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Amount of Fee Limitations/Expense
Reimbursements                      0.0%         0.0%        0.0%       0.0%        0.0%             0.0%
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------
Total Annual Fund Operating
Expenses (After
Limitations/reimbursements)         1.66%        2.32%       2.32%      2.02%       1.48%            1.32%
----------------------------------- ------------ ----------- ---------- ----------- ---------------- --------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A Shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount permitted.

(9)  The Trust and the Adviser have entered  into a written  agreement  limiting operating expenses to 1.40% for all share classes at least through February
     28, 2009. This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses, administrative  services  fees,  other  expenses  which are  capitalized in accordance  with  generally  accepted  accounting  principles  and expenses incurred by the Fund in connection  with any merger or  reorganization  and may exclude other non-routine  expenses not incurred in the ordinary course of the Fund's  business.  The Trust is  authorized to reimburse the Adviser for management fees previously limited and/or for expenses  previously paid by the Adviser, provided, however that any such reimbursements must be paid at a date not more  than five  years  after  the  fiscal  year in which the
     Adviser limited the fees or reimbursed the expenses and the  reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum  amount of  administrative  services fees were charged,  "Total
     Annual Fund Operating  Expenses (After  Limitations/Reimbursements)"  could
     increase   to  1.90%  for  Class  A,  2.15%  for  Class  R  and  1.65%  for
     Institutional  Service Class shares of the Fund before the Adviser would be required to further limit the Fund's expenses.

(10) Reflects the Fund's  investment  in shares of one or more other  investment companies, as permitted by the Fund's policies.

SECTION 1 ABERDEEN GLOBAL HEALTH SCIENCES FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Health
Sciences Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Health Sciences Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS
---------------------------------- ------ ---------

Class A shares*                     [   ]    [   ]
---------------------------------- ------ ---------

Class B shares                      [   ]    [   ]
---------------------------------- ------ ---------

Class C shares                      [   ]    [   ]
---------------------------------- ------ ---------

Class R shares                      [   ]    [   ]
---------------------------------- ------ ---------

Institutional Service Class shares  [   ]    [   ]
---------------------------------- ------ ---------

Institutional Class shares          [   ]    [   ]
---------------------------------- ------ ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                   1 YEAR   3 YEARS
---------------------------------- ------ ---------

Class B shares                      [   ]    [   ]
---------------------------------- ------ ---------

Class C shares                      [   ]    [   ]
---------------------------------- ------ ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Health  Sciences Fund does not apply sales  charges on reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 1 ABERDEEN GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Natural Resources Fund seeks long-term capital growth.

NATURAL  RESOURCES - materials with economic value that are derived from natural origins,  such as  energy  sources,  precious  metals  (e.g.,  gold,  platinum),
non-precious  metals  (e.g.,  aluminum,   copper),  chemicals  and  other  basic
commodities.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Natural Resources Fund invests at least 80% of the value of its net  assets in EQUITY  SECURITIES  issued by U.S.  and  foreign companies of any size  (including  those located in EMERGING  MARKET  COUNTRIES)
with  business  operations  in or related  to  activities  in natural  resources industries.  A company that is eligible for investment by the Natural  Resources
Fund typically  derives at least 50% of its revenues,  net income or assets from the natural  resources  sector.  Companies in natural  resources  industries may include those that:

o    participate in the discovery and development of natural resources;
o    own or produce natural resources;
o    engage  in the  transportation,  distribution,  or  processing  of  natural resources;
o    contribute new  technologies for the production or efficient use of natural resources,  such  as  systems  for  energy  conversion,  conservation,  and pollution control; and
o    provide related  services such as mining,  drilling,  chemicals and related parts and equipment.

The  Natural  Resources  Fund is  nondiversified,  and may invest a  significant portion of its assets in the  securities of a single issuer or a small number of issuers.  The Fund also  concentrates at least 25% of its net assets in at least one or more of the following industry groups:

o    agricultural products;
o    alternative energy sources;
o    base metal production;
o    building materials;
o    chemicals;
o    coal;
o    energy services and technology;
o    environmental services;
o    ferrous and nonferrous metals;
o    forest products;
o    gold and other precious metals;
o    integrated oil;
o    steel and iron ore production;
o    oil and gas exploration and production;
o    paper products; and
o    real estate.

The  portfolio  managers  aim to provide  strong  performance  by  investing  in companies they believe:

o    have the potential to deliver unexpected earnings growth and
o    have prospects for earnings growth that the market has underestimated.

The Natural  Resources  Fund may invest in natural  resources  companies  of any size, including  established  LARGE-CAP COMPANIES that are expected to grow with the market and SMALL-CAP and MID-CAP  COMPANIES that may offer strong  prospects for future growth.

The portfolio managers maintain a strong selling discipline by:

o    reviewing   securities   for   potential   sale  if  the  price  reaches  a
     predetermined level;
o    evaluating a security within the context of applicable historic trends; and
o    focusing on both economic and specific news about the security.

In pursuing its investment objective, the Natural Resources Fund also may invest in  COMMODITY-LINKED  DERIVATIVES.  The value of a  commodity-linked  derivative typically is based on the price  movements of the physical  commodities to which it is linked or to a commodity  index that measures the value of  commodities or the commodities markets.

PRINCIPAL RISKS

The Natural  Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Natural  Resources  Fund's  investments--and therefore,  the value of Natural  Resources Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK  - the  Natural  Resources  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These  risks may be  enhanced in emerging  market countries.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market, the Goldman Sachs (GS) Natural Resources Index, or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Natural  Resources  Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease  in value may have a greater  impact on the  Natural  Resources  Fund's value and total return.

CONCENTRATION  RISK - investing 25% or more of the Natural  Resources Fund's net assets in a select  group of  companies in natural  resources  industries  could subject  the  Natural  Resources  Fund to  greater  risk of loss  and  could  be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

If the value of the Natural Resources Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information is not available for the Natural Resources Fund because it is new.

SECTION 1 ABERDEEN GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Natural  Resources  Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
                                                                                         INSTITUTIONAL
                                                                                         SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly             CLASS A     CLASS B    CLASS C     CLASS R    CLASS          CLASS
From Your Investment)(1)                   SHARES      SHARES     SHARES      SHARES     SHARES         SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None        None          None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None        None          None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is
less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%       2.00%         2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Management Fees (paid to                   0.70%       0.70%      0.70%       0.70%       0.70%         0.70%
have the Fund's investments
professionally managed)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%       None          None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Other Expenses(8)                          0.36%       0.35%      0.35%       0.58%       0.35%         0.35%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
TOTAL ANNUAL FUND OPERATING EXPENSES(9)    1.31%       2.05%      2.05%       1.78%       1.05%         1.05%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
Amount of Fee Limitations/Expense
Reimbursements                             0.0%        0.0%       0.0%        0.0%        0.0%          0.0%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
LIMITATIONS/REIMBURSEMENTS)                1.31%       2.05%      2.05%       1.78%       1.05%         1.05%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- -------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Trust and the Adviser have entered  into a written  agreement  limiting operating expenses to 1.20% for all share classes at least through February
     28, 2009. This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses, administrative  services  fees,  other  expenses  which are  capitalized in accordance  with  generally  accepted  accounting  principles  and expenses incurred by the Fund in connection  with any merger or  reorganization  and may exclude other non-routine  expenses not incurred in the ordinary course of the Fund's  business.  The Trust is  authorized to reimburse the Adviser for management fees previously limited and/or for expenses  previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the  reimbursements  do not cause the Fund to exceed the expense  limitation in the  agreement.  If the maximum amount of administrative  services fees were charged, "Total Annual
     Fund Operating Expenses (After Limitations/ Reimbursements)" could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service
     Class  shares of the Fund before the  Adviser  would be required to further limit the Fund's expenses.

SECTION 1 ABERDEEN GLOBAL NATURAL RESOURCES FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Natural  Resources Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR 3 YEARS
------------------------------------- ------ -------

Class A shares*                        [   ]   [   ]
------------------------------------- ------ -------

Class B shares                         [   ]   [   ]
------------------------------------- ------ -------

Class C shares                         [   ]   [   ]
------------------------------------- ------ -------

Class R shares                         [   ]   [   ]
------------------------------------- ------ -------

Institutional Service Class shares     [   ]   [   ]
------------------------------------- ------ -------

Institutional Class shares             [   ]   [   ]
------------------------------------- ------ -------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                      1 YEAR 3 YEARS
------------------------------------- ------ -------

Class B shares                        [   ]   [   ]
------------------------------------- ------ -------

Class C shares                        [   ]   [   ]
------------------------------------- ------ -------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Natural Resources Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 1  ABERDEEN  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND  SUMMARY  AND
PERFORMANCE

OBJECTIVE

The Technology and Communications Fund seeks long-term capital appreciation.

Technology  is the use of  science  to  create  new  products  and  services.  A
TECHNOLOGY  or  COMMUNICATIONS  company  is one,  for  example,  that  develops,
produces   or   distributes   products  or   services   related  to   computers,
semiconductors, electronics, communications, health care or biotechnology.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Technology and Communications  Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES issued by U.S. and foreign  companies  (including those located in EMERGING MARKET  COUNTRIES) with business  operations in or related to technology  or  communications.  A company that is eligible  for  investment  by the  Technology  and  Communications  Fund typically  derives at least 50% of its  revenues,  net income or assets from the technology or communications sectors. The Fund is nondiversified, and may invest a  significant  portion of its assets in the  securities of a single issuer or a small  number of  issuers.  The Fund also  concentrates  at least 25% of its net assets in at least one or more of the following industry groups:

o    technology or communications hardware and equipment;
o    information technology;
o    software services;
o    technology or communications consulting services;
o    consumer electronics;
o    internet infrastructure;
o    semiconductors and semiconductor equipment;
o    defense technology; and
o    broadcasting.

In analyzing  specific  companies for possible  investment,  the  Technology and
Communications  Fund's  portfolio  manager  ordinarily  looks for several of the following characteristics:

o    above-average per share earnings growth;
o    high return on invested capital;
o    a healthy balance sheet;
o    sound financial and accounting policies and overall financial strength;
o    differentiated competitive advantages;
o    effective research, product development and marketing;
o    development of new technologies;
o    efficient service and strong management;
o    pricing power;
o    reasonable valuation; and
o    general  operating  characteristics  that  enable  the  company  to compete successfully.

The   Technology   and   Communications   Fund  may  invest  in  technology  and
communications  companies of any size, including established LARGE-CAP COMPANIES that are expected to grow with the market and  SMALL-CAP  and MID-CAP  COMPANIES that may offer strong prospects for future growth.

The  portfolio  manager  considers  selling a security when any of these factors changes  materially or when an alternative  investment  provides more attractive risk/return characteristics.

PRINCIPAL RISKS

The Technology and Communications Fund cannot guarantee that it will achieve its investment objective.

SECTION 1  ABERDEEN  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND  SUMMARY  AND
PERFORMANCE (CONT.)

As with  any  fund,  the  value  of the  Technology  and  Communications  Fund's investments--and  therefore,  the value of Technology  and  Communications  Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Technology and  Communications  Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These  risks may be  enhanced in emerging  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market, the Goldman Sachs Technology Composite Index(R) (GSTI(R)),  or
other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Technology and  Communications  Fund may hold larger positions in fewer securities than other funds, a single  security's increase or decrease in value may have a greater  impact on the  Technology  and
Communications Fund's value and total return.

CONCENTRATION  RISK - investing 25% or more of the Technology and Communications
Fund's  net  assets  in  a  select  group  of  companies   in   technology   and
communications  industries could subject the Technology and Communications  Fund to  greater  risk of  loss  and  could  be  considerably  more  volatile  than a broad-based  market index or other mutual  funds that are  diversified  across a greater number of securities and industries.

If the value of the Technology and Communications  Fund's investments goes down, you may lose money.

SECTION 1  ABERDEEN  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND  SUMMARY  AND
PERFORMANCE (CONT.)

PERFORMANCE

Performance  information is not available for the Technology and  Communications
Fund because it is new.

SECTION 1  ABERDEEN  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND  SUMMARY  AND
PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Technology and Communications  Fund depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
                                                                                         INSTITUTIONAL
                                                                                         SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly             CLASS A     CLASS B    CLASS C     CLASS R    CLASS          CLASS
From Your Investment)(1)                   SHARES      SHARES     SHARES      SHARES     SHARES         SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None       None            None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None       None           None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is
less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%      2.00%          2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Annual Fund Operating Expenses (Expenses
That Are Deducted From Fund Assets)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Management Fees (paid to                   0.88%       0.88%      0.88%       0.88%      0.88%          0.88%
have the Fund's investments
professionally managed)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%      None           None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Other Expenses(8)                          0.85%       0.82%      0.82%       1.02%      1.02%          0.82%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Total Annual Fund Operating Expenses(9)    1.98%       2.70%      2.70%       2.40%      1.90%          1.70%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Amount of Fee Limitations/Expense          0.32%       0.32%      0.32%       0.32%      0.32%          0.32%
Reimbursements
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Total Annual Fund Operating                1.66%       2.38%      2.38%       2.08%      1.58%          1.38%
Expenses(After
Limitations/Reimbursements)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount permitted.

(9)  The Trust and the Adviser have entered  into a written  agreement  limiting operating expenses to 1.38% for all share classes at least through February
     28, 2009. This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses, administrative  services  fees,  other  expenses  which are  capitalized in accordance  with  generally  accepted  accounting  principles  and expenses incurred by the Fund in connection  with any merger or  reorganization  and may exclude other non-routine  expenses not incurred in the ordinary course of the Fund's  business.  The Trust is  authorized to reimburse the Adviser for management fees previously limited and/or for expenses  previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than five years  after the fiscal  year in which the  Adviser limited the fees or reimbursed the expenses and the  reimbursements  do not cause the Fund to exceed the expense  limitation in the  agreement.  If the maximum amount of administrative  services fees were charged, "Total Annual
     Fund Operating Expenses (After  Limitations/Reimbursements)" could increase to 1.88% for Class A, 2.13% for Class R and 1.63% for Institutional Service
     Class  shares of the Fund before the  Adviser  would be required to further limit the Fund's expenses.

SECTION 1  ABERDEEN  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND  SUMMARY  AND
PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Technology  and  Communications  Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Technology and Communications
Fund for the time periods  indicated and then sell all of your shares at the end of those  periods.  It assumes a 5% return each year,  no change in expenses and the expense limitations for one year only (if applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR   3 YEARS
------------------------------------- ------- ---------

Class A shares*                         [   ]    [   ]
------------------------------------- ------- ---------

Class B shares                          [   ]    [   ]
------------------------------------- ------- ---------

Class C shares                          [   ]    [   ]
------------------------------------- ------- ---------

Class R shares                          [   ]    [   ]
------------------------------------- ------- ---------

Institutional Service Class shares      [   ]    [   ]
------------------------------------- ------- ---------

Institutional Class shares              [   ]    [   ]
------------------------------------- ------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                      1 YEAR   3 YEARS
------------------------------------- ------- ---------

Class B shares                          [   ]   [   ]
------------------------------------- ------- ---------

Class C shares                          [   ]   [   ]
------------------------------------- ------- ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Technology  and  Communications  Fund  does  not  apply  sales  charges  on reinvested  dividends and other  distributions.  If these sales charges  (loads)
were included, your costs would be higher.

SECTION 1 ABERDEEN GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Utilities Fund seeks long-term capital growth.

A UTILITY  COMPANY is one that is  primarily  involved  in, or  related  to, the ownership or operation of  facilities  used to generate,  transmit or distribute electricity, telecommunications, gas or water.

PRINCIPAL STRATEGIES

Under normal circumstances, the Utilities Fund invests at least 80% of the value of its net assets in EQUITY  SECURITIES  issued by U.S.  and  foreign  companies
(including those located in EMERGING MARKET COUNTRIES) with business  operations in or related to utilities.  If the Utility Fund changes this investment policy, it will notify  shareholders  at least 60 days before the change and will change the name of the Utility Fund. Although utility companies traditionally have paid above-average  dividends,  the Utility Fund instead will invest a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall  portfolio that generally  combines elements of both VALUE and GROWTH styles.

A company  that is eligible  for  investment  by the  Utilities  Fund  typically derives at least 50% of its  revenues,  net income or assets from the  utilities sector.  The  Utilities  Fund is  nondiversified,  and may invest a  significant portion of its assets in the  securities of a single issuer or a small number of issuers.  The Utilities Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups within this sector:

o    energy sources;
o    utility maintenance services;
o    providers of utility infrastructure;
o    cable television;
o    radio;
o    telecommunications services;
o    transportation services; and
o    water and sanitary services.

The  portfolio  manager  aims to provide  strong  performance  by  investing  in companies that the portfolio manager believes:

o    have the potential to deliver unexpected earnings and
o    whose prospects for earnings have been underestimated by the market.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The  portfolio  manager  assesses  the  valuation  and  growth  rates  both of a particular  company and of its utility sector.  The portfolio  manager  conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing the portfolio manager's own valuations of individual  companies to those of the market,  the portfolio  manager  pinpoints companies whose prospects appear different from the market's consensus.

The  Utilities  Fund may  invest in  utility  companies  of any size,  including established  LARGE-CAP  COMPANIES  that are expected to grow with the market and
SMALL-CAP  and MID-CAP  COMPANIES  that may offer  strong  prospects  for future growth.  The Utilities Fund also may use derivatives  either as a substitute for taking a position in an underlying  asset,  to increase  returns or as part of a hedging strategy.

The  portfolio  manager  typically  sells  a  security  if it no  longer  offers potential for unexpected  earnings growth.  The portfolio  manager  specifically monitors:

o    earnings revisions and surprises;
o    stock price performance; and
o    any information indicating a change in the industry or franchise assessment of a company.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the Utilities Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  Utilities  Fund  cannot  guarantee  that it  will  achieve  its  investment objective.

As with any fund, the value of the Utilities Fund's investments--and  therefore, the value of  Utilities  Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK MARKET RISK - the Utilities Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid  than U.S.  securities.  These  risks are  enhanced  in  emerging  market countries.

NON-DIVERSIFIED FUND RISK - because the Utilities Fund may hold larger positions in fewer securities than other funds, a single  security's  increase or decrease in value may have a greater impact on the Fund's value and total return.

CONCENTRATION RISK - investing 25% or more of the Utilities Fund's net assets in a select group of companies in utilities and  utility-related  industries  could subject the  Utilities  Fund to greater  risk of loss and could be  considerably more  volatile  than a  broad-based  market index or other mutual funds that are diversified across a greater number of securities and industries.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Utilities Fund's benchmark  indices,  or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Utilities Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not available for the Utilities  Fund because it is new.

SECTION 1 ABERDEEN GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Utilities Fund depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
                                                                                         INSTITUTIONAL
                                                                                         SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly             CLASS A     CLASS B    CLASS C     CLASS R    CLASS          CLASS
From Your Investment)(1)                   SHARES      SHARES     SHARES      SHARES     SHARES         SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None       None           None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None       None           None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%      2.00%          2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Management Fees (paid to                   0.70%       0.70%      0.70%       0.70%      0.70%          0.70%
have the Fund's investments
professionally managed)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%      None           None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Other Expenses(8)                          0.80%       0.80%      0.80%       1.00%      0.80%          0.80%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.75%       2.50%      2.50%       2.20%      1.50%          1.50%
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
Amount of Fee Limitations/Expense          0.30%       0.30%      0.30%       0.30%      0.30%          0.30%
Reimbursements(9)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------
TOTAL ANNUAL FUND OPERATING                1.45%       2.20%      2.20%       1.90%      1.20%          1.20%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
------------------------------------------ ----------- ---------- ----------- ---------- -------------- --------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount permitted.

(9)  The Trust and the Adviser have entered  into a written  agreement  limiting operating expenses to 1.20% for all share classes at least through February
     28, 2009. This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses, administrative  services  fees,  other  expenses  which are  capitalized in accordance  with  generally  accepted  accounting  principles  and expenses incurred by the Fund in connection  with any merger or  reorganization  and may exclude other non-routine  expenses not incurred in the ordinary course of the Fund's  business.  The Trust is  authorized to reimburse the Adviser for management fees previously limited and/or for expenses  previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the  reimbursements  do not cause the Fund to exceed the expense  limitation in the  agreement.  If the maximum amount of administrative  services fees were charged, "Total Annual
     Fund Operating Expenses (After  Limitations/Reimbursements)" could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service
     Class  shares of the Fund before the  Adviser  would be required to further limit the Fund's expenses.

SECTION 1 ABERDEEN GLOBAL UTILITIES FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Utilities Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Utilities Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR  3 YEARS
------------------------------------- ------ --------

Class A shares*                        [   ]   [   ]
------------------------------------- ------ --------

Class B shares                         [   ]   [   ]
------------------------------------- ------ --------

Class C shares                         [   ]   [   ]
------------------------------------- ------ --------

Class R shares                         [   ]   [   ]
------------------------------------- ------ --------

Institutional Service Class shares     [   ]   [   ]
------------------------------------- ------ --------

Institutional Class shares             [   ]   [   ]
------------------------------------- ------ --------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                      1 YEAR   3 YEARS
------------------------------------- ------- ---------

Class B shares                         [   ]   [   ]
------------------------------------- ------- ---------

Class C shares                         [   ]   [   ]
------------------------------------- ------- ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Utilities  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - Each of the Funds could lose value if the individual  stocks in which it has invested  and/or the overall  stock  markets on which the stocks trade  decline in price.  Stocks and stock  markets  may  experience  short-term volatility  (price  fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks, small or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

FOREIGN  SECURITIES  RISK - Each of the Funds may invest in foreign  securities, which  may be  more  volatile,  harder  to  price  and  less  liquid  than  U.S.
securities. Foreign investments involve some of the following risks as well:

o    political and economic instability;
o    the impact of currency exchange rate fluctuations;
o    reduced information about issuers;
o    higher transaction costs;
o    less stringent regulatory and accounting standards; and
o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

REIT RISK - the risk  associated  with direct  ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability of mortgage funds,  and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

DEPOSITARY  RECEIPTS - The Funds may invest in securities of foreign  issuers in the form of depositary receipts,  such as American Depositary Receipts ("ADRs"),
European  Depositary  Receipts ("EDRs") and Global Depositary Receipts ("GDRs"),
which  typically  are  issued  by  local  financial  institutions  and  evidence ownership of the underlying securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is considered material in the United States.  Therefore,  there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

WARRANTS -  securities  that give the holder the right to buy common  stock at a specified  price  for a  specified  period  of  time.  Warrants  are  considered speculative and have no value if they are not exercised  before their expiration date.

SECTION 2 FUND DETAILS (CONT.)

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE  SECURITIES - generally debt securities or preferred stocks that may be converted  into common stock.  Convertibles  typically pay current  income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

DERIVATIVES - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets;
o    the Fund may suffer  disproportionately heavy losses relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EQUITY INTERESTS IN FOREIGN  INVESTMENT FUNDS OR TRUSTS - In some countries,  it is common  practice for U.S.  mutual funds to gain market exposure by purchasing shares of investment  companies  that in turn invest in the  securities of these countries.

COMMODITY-LINKED  DERIVATIVES  -  allow  investors  exposure  to the  investment returns of real assets that trade in the commodities  markets without  investing directly in physical  commodities.  Real assets,  as opposed to stocks or bonds,
are  assets  that  have  tangible   properties,   such  as  oil,  livestock  and
agricultural or metal products.  The value of a  commodity-linked  derivative is typically based upon the price movements of its linked commodities,  a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

PORTFOLIO  TURNOVER  - The Funds may engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Fund shareholders.

SECURITIES LENDING - The Funds may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

TEMPORARY  INVESTMENTS - Each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;

     SECTION 2 FUND DETAILS (CONT.)

o    repurchase  agreements covering any of the securities in which the Fund may invest directly; and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto the  Trust's  internet  site  (www.________________.com)
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

SUBADVISER

Aberdeen Asset  Management  Investment  Services  Limited  ("AAMISL"),  a United
Kingdom  corporation,  and Aberdeen Asset Management Asia Limited  ("AAMAL"),  a
Singapore  corporation,  will each serve as  subadviser  to the Aberdeen  Global
Utilities Fund. AAMISL and AAMAL are both affiliates of the Adviser.  AAMISL and
AAMAL do not have  management  over a specific  portion of the Utilities  Fund's assets at this time,  but each assist the Adviser with  oversight  for the Fund.
AAMISL is located  at One Bow  Churchyard,  London,  England  EC4M9HH.  AAMAL is
located at 21 Church Street,  #01-01 Capital Square Two,  Singapore  049480.  If
AAMISL or AAMAL is allocated a specific  portion of the Utility Fund's assets to manage it the future,  it will receive a fee from the Adviser for its investment decision services as described below.

GGP, 8 Fenchurch Place, London,  England, United Kingdom, is a subadviser to the
Aberdeen Global  Utilities  Fund.  Subject to the supervision of the Adviser and the Board of Trustees,  GGP manages the  Utilities  Fund's  assets in accordance with the  Fund's  investment  objective  and  strategies.  GGP makes  investment decisions  for the  Utilities  Fund and,  in  connection  with  such  investment decisions,  places  purchase and sell orders for  securities.  GGP is owned by a special  purpose  investment  entity  whose  interests  are  owned by  Hellman &
Friedman LLC, a private equity firm,  together with members of GGP's  management and  executive  teams  and a number of  employees.  AAMISL  and AAMAL  will each receive a flat fee from the Adviser for the oversight services each provide. GGP will  receive an asset based fee from the Adviser  for its  investment  decision services as described below.

MANAGEMENT FEES

Each Fund pays the Adviser a management  fee based on each Fund's  average daily net assets. With respect to the Utilities Fund, the Adviser pays each subadviser from the management fee it receives.

The total annual  advisory  fees each Fund pays the Adviser (as a percentage  of the average daily net assets of each Fund) are as follows:

SECTION 3 FUND MANAGEMENT (CONT.)

FUND/ASSETS                                                  MANAGEMENT FEE
--------------------------------------------------------------------------------
ABERDEEN GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
On assets up to $500 million                                    0.90%
--------------------------------------------------------------------------------
On assets of $500 million up to $2 billion                      0.85%
--------------------------------------------------------------------------------
On assets of $2 billion and more                                0.80%
--------------------------------------------------------------------------------
ABERDEEN GLOBAL HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
On assets up to $500 million                                    0.90%
--------------------------------------------------------------------------------
On assets of $500 million up to $2 billion                      0.85%
--------------------------------------------------------------------------------
On assets of $2 billion and more                                0.80%
--------------------------------------------------------------------------------
ABERDEEN GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------
On assets up to $500 million                                    0.70%
--------------------------------------------------------------------------------
On assets of $500 million up to $2 billion                      0.65%
--------------------------------------------------------------------------------
On assets of $2 billion and more                                0.60%
--------------------------------------------------------------------------------
ABERDEEN GLOBAL TECHNOLOGY AND
  COMMUNICATIONS FUND
--------------------------------------------------------------------------------
On assets up to $500 million                                    0.88%
--------------------------------------------------------------------------------
On assets of $500 million up to $2 billion                      0.83%
--------------------------------------------------------------------------------
On assets of $2 billion and more                                0.78%
--------------------------------------------------------------------------------
ABERDEEN GLOBAL UTILITIES FUND
--------------------------------------------------------------------------------
On assets up to $500 million                                    0.70%
--------------------------------------------------------------------------------
On assets of $500 million
up to $2 billion                                                0.65%
--------------------------------------------------------------------------------
On assets of $2 billion
and more                                                        0.60%
--------------------------------------------------------------------------------

Aberdeen Global Utilities Fund Subadvisory Fees

                        Subadvisory Fee Schedule for GGP

The subadvisory  fees for the Utilities Fund paid to GGP are paid by the Adviser from the management fee it receives.  The subadvisory fees paid to GGP are based on the following schedule:

 NET ASSETS MANAGED                         SUBADVISORY FEE

 -------------------------------------------------------------------
 On assets up to $500 million                  0.350%
 -------------------------------------------------------------------
 On assets of $500 million
 up to $2 billion                              0.325%
 -------------------------------------------------------------------
 On assets of $2 billion
 and more                                      0.300%
 ----------------------------------------------------------------

Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have management over a specific portion of the Utilities
Fund's assets at this time and are not currently  paid  asset-based  subadvisory fees.  If AAMISL  and/or AAMAL is allocated a specific  portion of the Utilities
Fund's assets to manage it the future, it will receive a fee based on the assets it manages,  paid by the Adviser from the management  fee the Adviser  receives.
The  sub-advisory  fees paid by the Adviser to AMISL and/or AAMAL would be based on the following schedule:

 NET ASSETS MANAGED                         SUBADVISORY FEE

 -------------------------------------------------------------------
 On assets up to $500 million                  0.350%
 -------------------------------------------------------------------
 On assets of $500 million
 up to $2 billion                              0.325%
 -------------------------------------------------------------------
 On assets of $2 billion
 and more                                      0.300%
 -------------------------------------------------------------------

SECTION 3 FUND MANAGEMENT (CONT.)

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of the Funds.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

Aberdeen Global Financial Services Fund

Douglas Burtnick,  CFA, and Stuart Quint, CFA, are the portfolio managers to the
Financial Services Fund.

Mr.  Burtnick is Investment  Manager with Aberdeen  Asset  Management  Inc. and, prior to joining  Aberdeen  in  October  2007,  he was  Portfolio  Manager  with
Nationwide Fund Advisors since May 2002.

Mr.  Burtnick  joined  Nationwide  Fund Advisors from Brown Brothers  Harriman &
Company  (BBH)  where he served as a  portfolio  manger and risk  manager in the private client group.  Prior to BBH he worked at Barra,  Inc., a risk management firm,  where he co-led the Professional  Education Group,  focusing on portfolio construction and risk management  issues for  institutional  investors and hedge funds.  Mr. Burtnick has also led a fixed income market analysis team at Thomson
Financial Services.

He has 16 years of industry experience.

Mr. Burtnick holds a BS from Cornell University.

Mr. Quint is Investment  Manager with Aberdeen Asset  Management Inc. and, prior to joining  Aberdeen in October 2007, he was Senior Equity Research Analyst with
Nationwide Fund Advisors since September 2003. He provides  fundamental research coverage for the Financial sector,  including banks,  S&Ls,  brokers,  insurance companies and other specialized financial companies.

Mr.  Quint  joined  Nationwide  Fund  Advisors  from North  America and Emerging
Markets where he managed  investments  for a joint venture between Friends Ivory
Sime and LF Wasa, a Swedish  insurance  company,  for 4 years.  Previoiusly,  he
worked  at  Montgomery   Asset   Management  for  6  years  in  Emerging  Market
investments. He began his career at Sanford Bernstein as a junior analyst on the sell-side covering US mortgage finance companies.

He has 17 years of industry experience.

Mr.  Quint  holds a B.S.  degree in  Economics  from the  Wharton  School at the
University   of   Pennsylvania   (cum  laude)  along  with  a  B.A.  in  Russian
Civilization, and is also a CFA designation.

Aberdeen Global Health Sciences Fund

Douglas Burtnick, CFA, is the portfolio manager to the Health Sciences Fund. See
"Aberdeen Global Financial  Services Fund" above for more information  regarding his investment management experience.

Aberdeen Global Natural Resources Fund

William Gerlach,  CFA, and Jason Kotik,  CFA, are the portfolio  managers to the
Natural Resources Fund.

Mr. Gerlach is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since December 2003.

Mr.  Gerlach  joined  Nationwide  Fund Advisors from Morgan  Stanley  Investment
Management/Miller  Anderson & Sherrerd, LLP, where he was a Managing Director in charge of Mid Cap and Small Cap Value and Core products.  Under his  leadership, the MAS Mid Cap Mutual Fund  generated  consistently  good  performance  and was twice named to Money Magazine's list of top 100 funds.  Prior to Morgan Stanley,
Bill was an inflation economist for Wharton Econometrics.  He started his career in 1984.

He has 23 years of industry experience.

Mr. Gerlach graduated from Haverford College in 1983 with a B. A. in Economics.

Mr. Kotik is Investment  Manager with Aberdeen Asset  Management Inc. and, prior to joining  Aberdeen in October  2007, he was  Assistant  Portfolio  Manager and
Senior Equity  Research  Analyst with  Nationwide  Fund Advisors  since November
2000. He provides fundamental  research coverage for the Industrials,  Materials and Utilities sectors.

Mr. Kotik joined Nationwide Fund Advisors from Allied Investment  Advisors where he served as a financial analyst, and with T. Rowe Price Associates as a trading systems administrator.

He has 16 years of industry experience.

Mr. Kotik is a graduate of the  University  of  Delaware,  and has earned an MBA from John Hopkins University.

Aberdeen Global Technology and Communications Fund

Robert  V.  Tango,   Jr.,  is  the  portfolio  manager  to  the  Technology  and
Communications  Fund.  Mr.  Tango is  Investment  Manager  with  Aberdeen  Asset
Management Inc. and, prior to joining Aberdeen in October 2007, he was Portfolio
Manager with  Nationwide  Fund Advisors since May 2006. He provides  fundamental research coverage for Semi Cap equipment, Hardware and Telecommunications in the
Information Technology sector.

Mr. Tango joined  Nationwide Fund Advisors from SIDUS Investment  Management,  a
New York based hedge fund where he provided research coverage for the technology sector and  recommended  for investment  ideas for the portfolio.  Mr. Tango has also worked at Lazard  Capital  Markets,  LLC and William  Blair & Company,  LLC
where he was  responsible for  fundamental  research  coverage of the technology hardware sector - including telecom equipment,  enterprise  hardware,  broadband equipment, communications software, semi-conductors and semi-cap consumables.

He has 13 years of industry experience.

Mr. Tango received his BS degree in Finance and  Accounting  from the Wallace E.
Carroll School of Management at Boston College in 1993.

Aberdeen Global Utilities Fund

GGP is the subadviser for the Utilities Fund.

Ben Walker, CFA, is portfolio manager of the Utilities Fund.

Mr. Walker, Senior Investment Manager, Global Equities,  joined GGP in 1997. Mr.
Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  also will allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees,  but without  shareholder  approval.  Currently,  the Aberdeen  Global
Utilities Fund is subadvised by GGP, while each of the Aberdeen Global Financial
Services Fund,  Aberdeen  Global Health  Sciences Fund,  Aberdeen Global Natural
Resources Fund and Aberdeen Global Technology and Communications Fund is managed directly by the Adviser.  If a new unaffiliated  subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the  change.  The  exemptive  order  will  allow the Funds  greater  flexibility enabling them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to any subadvised Funds:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

Classes and Charges                                          Points to Consider

Class A

Front-end sales charge up to 5.75%                           A front-end sales charge means that a portion of your
                                                             initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1)                   Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25%                     Total annual operating expenses are lower than Class B
Administrative services fee of up to 0.25%                   and Class C charges which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower dividends and/or NAV per
                                                             share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

1.   Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2.   This limit was calculated based on a one-year holding period.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

                               SALES CHARGE AS A PERCENTAGE OF
                               -------------------------------
                                                                          DEALER
                                                   NET AMOUNT      COMMISSION AS
 AMOUNT OF                      OFFERING             INVESTED      PERCENTAGE OF
 PURCHASE                          PRICE      (APPROXIMATELY)     OFFERING PRICE
 --------------------------------------------------------------------------------
 Less than $50,000                  5.75%                6.10%              5.00%
 --------------------------------------------------------------------------------
 $50,000 to $99,999                 4.75                 4.99               4.00
 --------------------------------------------------------------------------------
 $100,000 to $249,999               3.50                 3.63               3.00
 --------------------------------------------------------------------------------
 $250,000 to $499,999               2.50                 2.56               2.00
 --------------------------------------------------------------------------------
 $500,000 to $999,999               2.00                 2.04               1.75
 --------------------------------------------------------------------------------
 $1 million or more                 None                 None               None*

* Dealer may be eligible for a finders fee as described in  "Purchasing  Class A
Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
www.__________________.com.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.
o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all  Aberdeen  Funds that you  currently  own or are  currently purchasing to the value of your Class A purchase.
o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)
o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchases  of Class D shares to fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A SALES CHARGES

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement with [__________________________] (the "Distributor") to waive sales charges;
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;
o    any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen  Fund (Class D shares are offered by other  Aberdeen  Funds, but not these Funds);
o    retirement plans;
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

A CDSC of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

 AMOUNT OF                        $1 MILLION        $4 MILLION       $25 MILLION
 PURCHASE                      TO $3,999,999    TO $24,999,999           OR MORE
 --------------------------------------------------------------------------------
 If sold within                    18 months         18 months         18 months
 --------------------------------------------------------------------------------
 Amount of CDSC                         1.00%             0.50%             0.25%

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class  A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above;  however,  the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts  after  age  70  1/2  and  for  other  required distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or other  intermediary  at the time of purchase and must also provide any  required  evidence  showing  that you  qualify.  For more  complete information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                          7 YEARS
    SALE WITHIN     1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS   6 YEAR   OR MORE
    ------------------------------------------------------------------------------
    Sales charge        5%      4%        3%       3%       2%       1%        0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B and Class C Shares" for a list of  situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:
o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial services firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:
o    institutional non-retirement accounts;
o    traditional and Roth IRAs;
o    Coverdell Education Savings Accounts;
o    SEPs and SAR-SEPs;
o    SIMPLE IRAs;
o    one-person Keogh plans;
o    individual 403(b) plans; or
o    529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by affiliates of the Funds;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate   sponsors,   subsidiaries   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

CLASS                     AS A % OF DAILY NET ASSETS
------------------------- ------------------------------------------------------

Class A shares            0.25% (distribution or service fee)
------------------------- ------------------------------------------------------

Class B shares            1.00% (0.25% service fee)
------------------------- ------------------------------------------------------

Class C shares            1.00% (0.25% service fee)
------------------------- ------------------------------------------------------

Class R shares            0.50% (0.25% of which may be either a distribution or
                          service fee)
------------------------- ------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser  and/or its  affiliates  (collectively,  "Aberdeen  Group") may make
payments  for   marketing,   promotional   or  related   services   provided  by
broker-dealers and other financial  intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue sharing payments are paid from the Adviser's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because  revenue  sharing  payments  are paid by the  Adviser,  and not from the
Funds' assets,  the amount of any revenue sharing  payments is determined by the
Adviser.

In addition to the revenue sharing  payments  described  above,  the Adviser may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [_________________].

AUTOMATED  VOICE RESPONSE Call  [_______________],  24 hours a day, seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:

o    make transactions;
o    hear fund price information; and
o    obtain mailing and wiring instructions.

INTERNET Go to  www._______________.com  24 hours a day,  seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:

o    download Fund prospectuses;
o    obtain information on the Aberdeen Funds;
o    access your account information; and
o    request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [____________________________].

BY OVERNIGHT MAIL Aberdeen Funds, [__________________________].

BY FAX [____________________].

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

FUND TRANSACTIONS--CLASS A, CLASS B AND CLASS C SHARES

All  transaction  orders must be  received by the Funds'  agent in [_____] or an authorized  intermediary  prior to the calculation of each Fund's NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.
                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             [______].

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)
                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactions.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.

o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES

 To open an account                                            $2,000 (per Fund)
 To open an IRA account                                        $1,000 (per Fund)
 Additional investments                                          $100 (per Fund)
 To start an Automatic Asset
    Accumulation Plan                                          $1,000 (per Fund)
 Additional investments
    (Automatic Asset Accumulation Plan)                                      $50

CLASS R SHARES
 To open an account                                                   No Minimum
 Additional investments                                               No Minimum

INSTITUTIONAL SERVICE CLASS SHARES
 To open an account                                           $50,000 (per Fund)
 Additional investments                                               No Minimum

INSTITUTIONAL CLASS SHARES
To open an account                                         $1,000,000 (per Fund)
Additional investments                                                No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60 days written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section of the Mutual  Fund
Application  for New  Accounts or contact  your  financial  intermediary  or the
Funds'  transfer  agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or redemptions and repurchases of Aberdeen Funds within a short time period) may:

o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs; and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares-Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares in such an account within a designated  holding period, the redemption  fee is paid  directly  to the fund from  which the  shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:
o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2 and other  required  distributions  from  retirement accounts;
o    shares redeemed or exchanged from retirement  accounts within 30 days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 days of an automatic payroll  deduction,  you must inform Customer Service or your  intermediary  that the fee does not  apply.  You may be  required  to show evidence that you qualify for the  exception.  Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax  consequences  of owning  Fund  shares.  Each Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary, and there is no guarantee  the Fund will pay either an income  dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly  before it makes a capital  gains  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For individuals, any long-term

SECTION 5 DISTRIBUTIONS AND TAXES (CONT.)

capital  gains you realize  from selling Fund shares are taxed at a maximum rate of 15%  (or 5% for  individuals  in the  10% and 15%  federal  income  tax  rate brackets).  Short-term capital gains are taxed at ordinary income tax rates. You or your tax  adviser  should  track your  purchases,  tax  basis,  sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other  tax-deferred  account,  income  dividends  and capital gains distributions  generally are not subject to current  federal  income  taxes.  In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN SECTOR SERIES FINANCIAL HIGHLIGHTS

Because the Aberdeen Sector Series is new, there are no financial  highlights to report as of the date of this Prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  -- which may be  obtained  free of charge --  contain additional information about the Funds:

o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund, or to make other shareholder inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at [_______________], or write to us at the address listed below, to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[________________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Aberdeen Funds
[____________________]

BY OVERNIGHT MAIL:
Aberdeen Funds
[____________________]

FOR 24-HOUR ACCESS:

[_________________] (toll free) Customer Service Representatives are available 8
a.m. - 9 p.m.  Eastern Time,  Monday through Friday.  Call after 7 p.m.  Eastern
Time for closing  share  prices.  Also,  visit the  Aberdeen  Funds'  website at
www.______________.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov;
o    by electronic request to publicinfo@sec.gov;
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: [__________________]

                           OPTIMAL ALLOCATIONS SERIES

                  Aberdeen Optimal Allocations Fund: Defensive

                   Aberdeen Optimal Allocations Fund: Moderate

               Aberdeen Optimal Allocations Fund: Moderate Growth

                    Aberdeen Optimal Allocations Fund: Growth

                  Aberdeen Optimal Allocations Fund: Specialty

                                   PROSPECTUS

                               [__________, 2007]

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined
                whether this prospectus is complete or accurate.
                         To state otherwise is a crime.

                             [WWW.____________.COM]

OPTIMAL ALLOCATIONS SERIES

These risk-based, diversified Funds feature significant allocations to specialty as well as core  asset  classes  and may  provide  the  opportunity  for  higher risk-adjusted  returns  than those  provided  by  traditional  asset  allocation programs.

-------------------------------------------------------- --------------------
FUND AND CLASS                                                 TICKER
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive Class A
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive Class B
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive Class C
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive Class R
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive
Institutional Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Defensive
Institutional Service Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Class A
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Class B
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Class C
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Class R
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate
Institutional Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate
Institutional Service Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Class A
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Class B
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Class C
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Class R
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Institutional Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Moderate Growth
Institutional Service Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth Class A
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth Class B
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth Class C
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth Class R
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth
Institutional Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Growth
Institutional Service Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty Class A
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty Class B
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty Class C
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty Class R
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty
Institutional Class
-------------------------------------------------------- --------------------
Aberdeen Optimal Allocations Fund: Specialty
Institutional Service Class
-------------------------------------------------------- --------------------

SECTION 1   FUND SUMMARIES & PERFORMANCE                                   Page [  ]
            Aberdeen Optimal Allocations Fund: Defensive
            Aberdeen Optimal Allocations Fund: Moderate
            Aberdeen Optimal Allocations Fund: Moderate Growth
            Aberdeen Optimal Allocations Fund: Growth
            Aberdeen Optimal Allocations Fund: Specialty
SECTION 2   FUND DETAILS                                                   Page [  ]
            Additional Information about Investments, Investment
            Techniques and Risks
SECTION 3   FUND MANAGEMENT                                                Page [  ]
            Investment Adviser
            Subadviser
            Management Fees
            Portfolio Management
            Multi-Manager Structure
SECTION 4   INVESTING WITH ABERDEEN FUNDS                                  Page [  ]
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Aberdeen Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees
SECTION 5   DISTRIBUTION AND TAXES                                         Page [  ]
            Income and Capital Gains Distributions
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred
            Accounts
            Backup Withholding
SECTION 6   FINANCIAL HIGHLIGHTS                                           Page [  ]
APPENDIX    DESCRIPTION OF UNDERLYING INVESTMENTS                          Page [  ]

OPTIMAL ALLOCATIONS SERIES

INTRODUCTION TO THE ABERDEEN OPTIMAL ALLOCATIONS FUNDS

This prospectus provides information about the five Aberdeen Optimal Allocations
Funds (individually,  "Optimal Fund" or "Fund" and collectively, "Optimal Funds"
or "Funds"),  the shares of which are offered by Aberdeen  Funds (the  "Trust").
The Optimal Funds are designed to provide broadly diversified investment options across a range of risk  levels.  Each  Optimal  Fund is a "fund of  funds"  that invests  primarily in a collection of other mutual funds  representing a variety of asset classes.

Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund")
Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund")
Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth Fund")
Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund")
Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund")

These optimal  funds are primarily  intended to provide a solution for investors seeking:

o    to achieve their financial  objectives  through a professionally  developed asset allocation program and
o    to maximize long-term total returns while targeting specific levels of risk through broad diversification among several asset classes, both traditional and specialty in nature.

To decide which of these Optimal Funds may be  appropriate  for your  investment program,  you should consider your personal investment  objectives and financial circumstances,  the  length of time  until you need your money and the amount of risk you are  comfortable  assuming.  The Optimal Funds are not intended for all investors.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  objectives,
principal strategies,  principal risks, performance and fees. AS WITH ANY MUTUAL
FUND,  THERE CAN BE NO GUARANTEE  THAT ANY OF THE OPTIMAL  FUNDS WILL MEET THEIR
RESPECTIVE  OBJECTIVES OR THAT THE FUNDS'  PERFORMANCE  WILL BE POSITIVE FOR ANY
PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

Each Optimal Fund has six different  share  classes--Class  A, Class B, Class C,
Class R, Institutional  Service Class and Institutional  Class. An investment in any share class of an Optimal Fund  represents  an investment in the same assets of the Optimal  Fund.  However,  the fees,  sales  charges and expenses for each share class are different. The different share classes simply let you choose the cost  structure  that is right for you.  The fees and  expenses  for each of the
Optimal Funds are set forth in the Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser"),  as the Funds'  investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE

INVESTMENT OBJECTIVES

Each Optimal Fund seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES

The  Optimal  Funds aim to  provide  diversification  across  varying  blends of traditional asset classes--such as U.S. stocks, international stocks, U.S. bonds and short-term  investments,  and "Specialty  Asset"  classes--such as stocks of specific  market  sectors,  emerging market stocks,  international  bonds,  real estate investment trusts ("REITs"), commodity-linked instruments and alternative strategies--by  investing in a professionally  selected mix of underlying mutual funds offered by Aberdeen Mutual Funds as well as unaffiliated  mutual funds and exchange-traded  funds (each, an "Underlying Fund" or collectively,  "Underlying
Funds").  Depending  on its target  risk  level and  continuing  or  anticipated economic and/or market  conditions,  each Optimal Fund invests different amounts in these asset classes and Underlying Funds.

ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE

The  Defensive  Fund pursues its  objective  by seeking to provide  maximum real return while attempting to preserve  capital.  "Real return" means the amount of return realized on an investment  when adjusted for inflation or deflation.  The
Defensive  Fund's  allocations  are weighted  towards  investments  in Specialty
Assets,  which typically consist of Underlying Funds that invest in a particular market  sector or  investment  strategy,  and which may offer the  potential for greater returns,  but also involve potentially  greater risks.  Specialty Assets consist of stocks and bonds in most instances, including many that are traded in
foreign  markets,  but  also  may  include   commodity-linked   derivatives  and
fixed-income securities backing such instruments and REITs. Specialty Assets may also include  Underlying Funds that concentrate in a particular market sector or industry,  or those that use strategies such as  short-selling  of securities to achieve  their  objectives.  The  Defensive  Fund  also  invests  in  bonds  and short-term  investments to add income and reduce volatility.  The Defensive Fund is  not  specifically  a  conservative  investment  option,  although  it may be appropriate  for investors who have a lower  tolerance for risk than  aggressive investors  and who are  seeking  sustainable  real  returns  as a hedge  against possible  economic  deterioration,  including  inflation,  deflation  or  rising interest rates.

ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE

The Moderate  Fund  pursues its  objective by seeking both growth of capital and income.  The  Moderate  Fund's  allocation  is weighted  toward  U.S.  stock and
Specialty Asset  investments,  but also includes a substantial  portion in bonds and  short-term  investments to add income and reduce  volatility.  The Moderate
Fund may be appropriate  for investors who have a lower  tolerance for risk than more  aggressive  investors  and who are seeking both growth and income or those willing  to accept  moderate  short-term  price  fluctuations  in  exchange  for potentially higher returns over time.

ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH

The Moderate  Growth Fund pursues its objective  primarily by seeking  growth of capital,  but also by seeking income.  The Moderate Growth Fund's  allocation is significantly  weighted toward U.S. stock and Specialty Asset  investments,  but also includes some bonds and short-term  investments to reduce  volatility.  The
Moderate  Growth  Fund may be  appropriate  for  investors  who want to maximize returns over the long-term and who have some  tolerance for possible  short-term losses.

ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH

The Growth Fund pursues its  objective  primarily by seeking  growth of capital.
The Growth Fund's allocation is heavily weighted toward U.S. stock and Specialty
Asset  investments.  The Growth Fund may be  appropriate  for  investors who are comfortable with  substantial  risk, who have a long investment time horizon and who want to

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

maximize  long-term  returns  potential  and are better able to accept  possible significant short-term or even long-term losses.

ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY

The Specialty Fund pursues its objective primarily by seeking growth of capital.
The Specialty  Fund's  allocation is heavily  weighted  towards  investments  in
Specialty Assets.  Specialty Assets may offer the potential for greater returns, but also involve  potentially  greater risks.  In most cases,  Specialty  Assets represent  investments  in stocks and bonds,  including  many that are traded in foreign markets,  but also may include REITs,  commodity-linked  derivatives and fixed-income  securities  backing such  instruments.  Specialty  Assets may also include  Underlying  Funds that  concentrate  in a particular  market  sector or industry,  or those that use strategies such as  short-selling  of securities to achieve their  objectives.  The Specialty Fund may be appropriate  for investors who  are  comfortable  with  substantial  risk or  those  who  want to  maximize long-term  returns  and  who  have a high  tolerance  for  possible  significant short-term or even long-term losses.

THE OPTIMAL FUNDS ARE GENERALLY NOT  APPROPRIATE FOR  CONSERVATIVE  INVESTORS OR
THOSE WITH A SHORT INVESTMENT TIME HORIZON.

The Optimal Funds invest  predominantly  in  Underlying  Funds that are actively managed,  many by the Adviser or its affiliates.  Certain other Underlying Funds are managed in a style that  attempts to  generally  replicate  the returns of a particular  index.  These  Underlying  Funds invest  directly in a wide range of securities in various  asset  classes.  You could invest in an  Underlying  Fund directly;  however,  the Optimal Funds offer the added benefits of  professional asset allocation and an extra measure of diversification.

The Adviser  establishes a target allocation range among different asset classes based on each Optimal Fund's risk profile and individual strategies. Within each target asset class allocation  range, the Adviser selects the Underlying  Funds, and the  percentage  of the Fund's  assets that will be  allocated  to each such
Underlying  Fund. The Adviser reviews the  allocations  among both asset classes and Underlying  Funds on a routine basis.  The Adviser may make changes to these allocation  ranges from time to time as  appropriate  given the risk profile and individual  strategies of each Optimal Fund and in order to achieve each Optimal
Fund's investment objective.

Listed in the  table  below are the asset  classes  in which the  Optimal  Funds currently may invest and the target allocation ranges for each Optimal Fund that have been  established  by the  Adviser  as of [ ],  2007.  While  this table is intended  to provide a  depiction  of the kinds of  securities  and the  general proportions in which each Optimal Fund currently invests, over time these target asset  class  allocations  are  likely  to  change  as  economic  and/or  market conditions  warrant in order for each Fund to  continue  to meet its  objective.
Even  where the  target  allocation  ranges  themselves  do not  change,  actual allocations  may vary from an  established  target over the short term.  Until a target allocation range is itself changed,  day-to-day market activity may cause
a  Fund's  asset  allocations  to  "drift"  from  the  target.   Under  ordinary
circumstances,  the Adviser will  rebalance the assets of each Optimal Fund each quarter in order to conform  its actual  allocations  to the target  allocations applicable at that time.  THE OPTIMAL FUNDS DO NOT  NECESSARILY  INVEST IN EVERY
ASSET  CLASS,  AND THE  OPTIMAL  FUNDS  RESERVE  THE RIGHT TO CHANGE  THE TARGET
ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE.  FOR FUTURE  INFORMATION ABOUT
ASSET CLASS ALLOCATIONS, PLEASE REVIEW THE OPTIMAL FUNDS' ANNUAL AND SEMI-ANNUAL
REPORTS.

-----------------------------------------------------------------------------------------------------------------------
ASSET CLASSES                                   TARGET ALLOCATION RANGES+
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
                                               DEFENSIVE        MODERATE   MODERATE GROWTH         GROWTH   SPECIALITY
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
U.S. STOCKS                                           0%       10% - 25%         20% - 35%       20% - 40%           0%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
U.S. LARGE CAP STOCKS                                 0%       5% - 15%          10% - 20%       15% - 30%           0%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
(CONSISTS OF UNDERLYING FUNDS
THAT GENERALLY INVEST IN
COMPANIES WITH MARKET
CAPITALIZATIONS SIMILAR TO
COMPANIES IN THE STANDARD &
POOR'S 500 INDEX.)
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
U.S SMALL /MID-CAP STOCKS                             0%        5% - 10%          5% - 15%        5% - 15%           0%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
(CONSISTS OF UNDERLYING FUNDS
THAT GENERALLY INVEST IN
COMPANIES WITH MARKET
CAPITALIZATIONS SIMILAR TO
COMPANIES IN THE RUSSELL 2000
INDEX OR THE RUSSELL MID CAP
INDEX.)
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
INTERNATIONAL STOCKS                                  0%        5% - 10%          5% - 15%        5% - 15%           0%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
BONDS & SHORT TERM INVESTMENTS                 30% - 40%       20% - 30%          5% - 15%        0% - 5%       0% - 5%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
SPECIALITY ASSETS                              60% - 70%       40% - 60%         45% - 65%       50% - 70%   95% - 100%
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------
(CONSISTS OF UNDERLYING FUNDS
THAT INVEST IN A PARTICULAR
MARKET SECTOR OR SPECIALIZED
INVESTMENT STRATEGY.)
-------------------------------- ------------------------ --------------- ----------------- -------------- ------------

Another way of  describing  the target asset class  allocations  for the Optimal
Funds is as follows:

----------------------------------------------- --------------- ----------- --------------- ------------ ---------------
                                                                                  MODERATE
                                                     DEFENSIVE    MODERATE         GROWTH        GROWTH      SPECIALITY
----------------------------------------------- --------------- ----------- --------------- ------------ ---------------
OVERALL TARGET ALLOCATIONS+
----------------------------------------------- --------------- ----------- --------------- ------------ ---------------
U.S. & INTERNATIONAL STOCKS++                              40%         60%             80%          96%             96%
----------------------------------------------- --------------- ----------- --------------- ------------ ---------------
BONDS AND SHORT-TERM INVESTMENTS++                         60%         40%             20%           4%              4%
----------------------------------------------- --------------- ----------- --------------- ------------ ---------------

+    The Optimal Funds reserve the right to change the target  allocation ranges at any time and without notice.

++   Includes Underlying Fund investments considered to be "Specialty Assets."

PRINCIPAL RISKS

None of the Optimal  Funds can  guarantee  that it will  achieve its  investment objective.

As with any fund, the value of each Optimal Fund's  investments--and  therefore, the value of each Optimal Fund's shares--may fluctuate.  These changes may occur because of the following risks:

RISKS ASSOCIATED WITH THE OPTIMAL FUNDS

ASSET  ALLOCATION  RISK - Each Optimal  Fund is subject to different  levels and combinations  of risk,  based on its actual  allocation  among the various asset classes and  Underlying  Funds.  Each  Optimal  Fund will be affected to varying degrees by stock and bond market risks, among others.  Each Optimal Fund invests a significant proportion of its respective assets in Specialty Assets, which may involve  riskier types of securities or investments  than those offered by other asset  classes.  The  potential  impact of the risks  related to an asset  class depends on the size of the Optimal Fund's investment allocation to it.

PERFORMANCE RISK - Each Optimal Fund's  investment  performance is directly tied to the  performance of the Underlying  Funds in which each Optimal Fund invests.
If one or more of the Underlying Funds fails to meet its

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

investment  objective,  the  Optimal  Funds'  performance  could  be  negatively affected.  There can be no assurance  that any Optimal Fund or  Underlying  Fund will achieve its investment objective.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes.

RISKS ASSOCIATED WITH STOCKS

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as  growth or value  stocks,  small- or  large-cap  stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

CONCENTRATION  RISK - the risk that  investing in a select  group of  securities could  subject an  Underlying  Fund to greater  risk of loss and could cause its returns to be significantly  more volatile than  broad-based  market indices and other more  diversified  mutual funds due to the market movement of a particular industry or industries. Some of the Underlying Funds invest 25% or more of their total assets in a group of companies in one or more industry groups.

To the extent that an Underlying Fund concentrates its securities in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

o    government regulation;
o    economic cycles;
o    rapid change in products or services; or
o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks.

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

RISKS ASSOCIATED WITH INTERNATIONAL SECURITIES

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

o    political and economic instability;
o    the impact of currency exchange rate fluctuations;
o    reduced information about issuers;
o    higher transaction costs;
o    less stringent regulatory and accounting standards; and
o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The Optimal Funds may be subject to the additional  risks of foreign  securities to the extent that an  Underlying  Fund  invests in foreign  securities.  To the extent that an Underlying Fund invests in countries with emerging  markets,  the foreign  securities  risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

RISKS ASSOCIATED WITH BONDS AND SHORT-TERM INVESTMENTS

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

o    greater  risk of loss due to default  because of the  increased  likelihood that  adverse  economic  or company  specific  events  will make the issuer unable to pay interest and/or principal when due;
o    wider price  fluctuations  due to changing  interest  rates and/or  adverse economic and business developments; and
o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

ADDITIONAL RISKS THAT MAY AFFECT THE OPTIMAL FUNDS

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

o    the  other  party in the  derivatives  contract  may fail to  fulfill  that party's obligations;
o    the use of derivatives  may reduce  liquidity and make the Underlying  Fund harder to value, especially in declining markets;
o    the Underlying Fund may suffer  disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o    changes  in  the  value  of  the  derivative  contracts  or  other  hedging instruments  may not  match or fully  offset  changes  in the  value of the hedged  portfolio  securities,  thereby  failing  to achieve  the  original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders  on account of market  timing  activity.  The Optimal  Funds do not intend to engage in market  timing in  Underlying  Fund  shares.  However,  each
Optimal Fund will place purchase and  redemption  orders in shares of Underlying
Funds pursuant to an  established  asset  allocation  model in response to daily purchases and redemptions of such Optimal Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the  established  model following periods of market  fluctuation,  and in response to changes  made to an existing asset  allocation  model  itself.  While the  portfolio  manager will attempt to conduct each Optimal Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize  subjecting  the Optimal Fund to redemption  fees, there  may be  instances  where  payment  of  such  fees is  unavoidable  or the portfolio manager is not successful in minimizing their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Optimal Fund shareholders.

If the value of an Optimal Fund's investments goes down, you may lose money.

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information is not available for the Optimal Funds because they are new.

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

FEES AND EXPENSES

These  tables  describe  the direct fees and expenses you may pay if you buy and hold shares of the Optimal Funds, depending on the share class you select. These tables also reflect the  proportion of the  Underlying  Funds'  expenses you may indirectly pay through  ownership of shares of the Optimal Funds.  See "Indirect
Expenses Paid by the Funds" below.

DEFENSIVE FUND
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
                                                                                           INSTITUTIONAL
                                         CLASS        CLASS        CLASS        CLASS      SERVICE         INSTITUTIONAL
Shareholder Fees(Paid Directly From        A            B            C            R        CLASS           CLASS
Your Investment)(1)                      SHARES      SHARES       SHARES       SHARES      SHARES          SHARES
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Maximum Sales Charge(Load) imposed     5.75%(2)    None         None         None          None            None
upon purchases(as a percentage of
offering price)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Maximum Deferred Sales                 None(3)     5.00%(4)     1.00%(5)     None          None            None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever is
less)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(6)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Management Fees (paid to               0.15%       0.15%        0.15%        0.15%         0.15%           0.15%
have the Fund's investments
professionally managed)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Distribution and/or Service            0.25%       1.00%        1.00%        0.50%         None            None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Other Expenses(7)                      2.78%       2.73%        2.73%        2.93%         2.83%           2.73%
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
TOTAL DIRECT ANNUAL FUND OPERATING     3.18%       3.88%        3.88%        3.58%         2.98%           2.88%
EXPENSES (+)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
Amount of Fee Limitation/ Expense      2.63%       2.63%        2.63%        2.63%         2.63%           2.63%
Reimbursement
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
TOTAL DIRECT ANNUAL FUND OPERATING     0.55%       1.25%        1.25%        0.95%         0.35%           0.25%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)(8)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
ACQUIRED FUND (I.E. INDIRECT ANNUAL    0.74%       0.74%        0.74%        0.74%         0.74%           0.74%
UNDERLYING FUND) OPERATING
EXPENSES(9)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------
TOTAL DIRECT AND ACQUIRED FUND         1.29%       1.99%        1.99%        1.69%         1.09%           0.99%
ANNUAL OPERATING EXPENSES
-------------------------------------- ----------- ------------ ------------ ------------ --------------- -------------

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

MODERATE FUND
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
                                                                                           INSTITUTIONAL
                                         CLASS        CLASS        CLASS        CLASS      SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly From        A            B            C            R        CLASS          CLASS
Your Investment)(1)                      SHARES      SHARES       SHARES       SHARES      SHARES         SHARES
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Maximum Sales Charge(Load) imposed        5.75%(2)    None         None         None          None         None
upon  purchases(as a percentage of
offering price)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Maximum Deferred Sales                    None(3)     5.00%(4)     1.00%(5)     None          None         None
Charge (Load) imposed upon redemptions
(as a percentage of offering or sale
price, whichever is less)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(6)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Management Fees (paid to                  0.15%       0.15%        0.15%        0.15%         0.15%        0.15%
have the Fund's investments
professionally managed)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Distribution and/or Service (12b-1)       0.25%       1.00%        1.00%        0.50%         None         None
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities, as
well as certain shareholder servicing
costs)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Other Expenses(7)                         0.41%       0.39%        0.39%        0.59%         0.47%        0.39%
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING        0.81%       1.54%        1.54%        1.24%         0.62%        0.54%
EXPENSES
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
Amount of Fee Limitation/ Expense         0.29%       0.29%        0.29%        0.29%         0.29%        0.29%
Reimbursement
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING        0.52%       1.25%        1.25%        0.95%         0.33%        0.25%
EXPENSES (AFTER
LIMITATIONS/REIMBURSEMENTS)(8)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
ACQUIRED FUND (I.E., INDIRECT ANNUAL      0.97%       0.97%        0.97%        0.97%         0.97%        0.97%
UNDERLYING FUND) OPERATING
EXPENSES(9)
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------
TOTAL DIRECT AND ACQUIRED FUND ANNUAL     1.49%       2.22%        2.22%        1.92%       1.30%        1.22%
OPERATING EXPENSES
-------------------------------------- ----------- ------------ ------------ ------------ -------------- --------------

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

MODERATE GROWTH FUND

-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
                                                                                           INSTITUTIONAL
                                         CLASS        CLASS        CLASS      CLASS        SERVICE         INSTITUTIONAL
Shareholder Fees(Paid Directly From        A            B            C          R          CLASS           CLASS
Your Investment)(1)                      SHARES      SHARES       SHARES      SHARES       SHARES          SHARES
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Maximum Sales Charge(Load) imposed      5.75%(2)    None        None         None          None            None
upon purchases(as a percentage of
offering price)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Maximum Deferred Sales                  None(3)     5.00%(4)    1.00%(5)     None          None            None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever is
less)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(6)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Management Fees (paid to                0.15%       0.15%       0.15%        0.15%         0.15%           0.15%
have the Fund's investments
professionally managed)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Distribution and/or Service             0.25%       1.00%       1.00%        0.50%         None            None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Other Expenses(7)                       0.47%       0.45%       0.45%        0.65%         0.56%           0.45%
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING      0.87%       1.60%       1.60%        1.30%         0.71%           0.60%
EXPENSES
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
Amount of Fee Limitation/ Expense       0.35%       0.35%       0.35%        0.35%         0.35%           0.35%
Reimbursement
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING      0.52%       1.25%       1.25%        0.95%         0.36%           0.25%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)(8)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
ACQUIRED FUND (I.E. INDIRECT ANNUAL     1.07%       1.07%       1.07%        1.07%         1.07%           1.07%
UNDERLYING FUND) OPERATING EXPENSES(9)
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------
TOTAL DIRECT AND ACQUIRED FUND ANNUAL   1.59%       2.32%       2.32%        2.02%         1.43%           1.32%
OPERATING EXPENSES
-------------------------------------- ----------- ------------ ------------ ------------ --------------- --------------

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

GROWTH FUND
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
                                                                                               INSTITUTIONAL
                                              CLASS       CLASS        CLASS        CLASS      SERVICE        INSTITUTIONAL
Shareholder Fees(Paid Directly From             A           B            C            R        CLASS          CLASS
Your Investment)(1)                           SHARES      SHARES       SHARES       SHARES     SHARES         SHARES
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Maximum Sales Charge(Load) imposed upon      5.75%(2)     None          None        None        None          None
purchases(as a percentage of offering
price)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Maximum Deferred Sales                       None(3)      5.00%(4)      1.00%(5)    None        None          None
Charge (Load) imposed upon
redemptions (as a percentage of offering
or sale price, whichever is less)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(6)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Management Fees (paid to have the Fund's     0.15%        0.15%         0.15%       0.15%       0.15%         0.15%
investments professionally managed)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Distribution and/or Service                  0.25%        1.00%         1.00%       0.50%       None          None
(12b-1) Fees (paid from Fund assets to
cover the cost of sales, promotions and
other distribution activities, as well as
certain shareholder servicing costs)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Other Expenses(7)                            0.96%        0.95%         0.95%       1.15%       1.05%         0.95%
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING           1.36%        2.10%         2.10%       1.80%       1.20%         1.10%
EXPENSES
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
Amount of Fee Limitation/ Expense            0.85%        0.85%         0.85%       0.85%       0.85%         0.85%
Reimbursement
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING           0.51%        1.25%         1.25%       0.95%       0.35%         0.25%
EXPENSES (AFTER LIMITATION/
REIMBURSEMENTS)(8)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
ACQUIRED FUND (INDIRECT ANNUAL UNDERLYING    1.18%        1.18%         1.18%       1.18%       1.18%         1.18%
FUND) OPERATING EXPENSES(9)
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------
TOTAL DIRECT AND ACQUIRED FUND ANNUAL        1.69%        2.43%         2.43%       2.13%       1.53%         1.43%
OPERATING EXPENSES
------------------------------------------- ----------- ------------- ----------- ----------- -------------- --------------

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

SPECIALTY FUND
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
                                                                                         INSTITUTIONAL
                                               CLASS      CLASS      CLASS     CLASS     SERVICE         INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR        A          B          C         R       CLASS           CLASS
INVESTMENT) (1)                                SHARES    SHARES     SHARES     SHARES    SHARES          SHARES
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Maximum Sales Charge (Load) imposed upon      5.75%(2)  None       None       None       None            None
purchases (as a percentage of offering
price)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Maximum Deferred Sales                        None (3)  5.00% (4)  1.00% (5)  None       None            None
Charge (Load) imposed upon
redemptions (as a percentage of offering or
sale price, whichever is less)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
 ASSETS)(6)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Management Fees (paid to                      0.15%     0.15%      0.15%      0.15%      0.15%           0.15%
have the Fund's investments
professionally managed)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Distribution and/or Service                   0.25%     1.00%      1.00%      0.50%      None            None
(12b-1) Fees (paid from Fund assets to
cover the cost of sales, promotions and
other distribution activities, as well as
certain shareholder servicing costs)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Other Expenses(7)                             0.35%     0.34%      0.34%      0.54%      0.43%           0.34%
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES   0.75%     1.49%      1.49%      1.19%      0.58%           0.49%
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
Amount of Fee Limitation/ Expense             0.24%     0.24%      0.24%      0.24%      0.24%           0.24%
Reimbursement
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
TOTAL DIRECT ANNUAL FUND OPERATING            0.51%     1.25%      1.25%      0.95%      0.34%           0.25%
EXPENSES(AFTER LIMITATIONS/
REIMBURSEMENTS)(8)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
ACQUIRED FUND  (INDIRECT ANNUAL UNDERLYING    1.31%     1.31%      1.31%      1.31%      1.31%           1.31%
FUND) OPERATING EXPENSES (9)
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------
TOTAL DIRECT AND ACQUIRED FUND ANNUAL         1.82%     2.56%      2.56%      2.26%      1.65%           1.56%
OPERATING EXPENSES
--------------------------------------------- --------- ---------- ---------- --------- --------------- --------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(8)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses in each share class to 0.25% at least through  February
     28, 2009. This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses, administrative  services  fees,  other  expenses  which are  capitalized in accordance  with  generally  accepted  accounting  principles  and expenses incurred by the Fund in connection  with any merger or  reorganization  and may exclude other non-routine  expenses not incurred in the ordinary course of the Fund's  business.  The Trust is  authorized to reimburse the Adviser for management fees previously limited and/or for expenses  previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the  reimbursements  do not cause the Fund to exceed the expense  limitation in the  agreement.  If the maximum  amount of  administrative  services fees were charged,  the "Total
     Direct Annual Fund Operating  Expenses (After  Limitations/Reimbursements)"
     could  increase  to 0.75% for Class A shares,  1.00% for Class R shares and
     0.50% for  Institutional  Service  Class shares before the Adviser would be required to further limit each Optimal Fund's expenses.

(9)  Because the Optimal  Funds invest  primarily in mutual  funds,  the Optimal
     Funds are shareholders of those  Underlying  Funds. The Underlying Funds do not charge the Optimal Funds any sales charge for buying or selling shares.
     However,  the  Optimal  Funds  indirectly  pay a portion of the  Underlying
     Funds' operating  expenses,  including  management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and  expenses  described  in the fee tables above.  Actual  indirect  expenses vary depending on how the Optimal Funds'
     assets are spread among the Underlying Funds.

+    Expenses are based on the Defensive Fund's projected average net assets for the current fiscal year.

SECTION 1 OPTIMAL ALLOCATIONS SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in an Optimal
Fund with cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Optimal Funds for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------- --------------- ---------------
                                         1 YEAR         3 YEARS
----------------------------------- --------------- ---------------
DEFENSIVE FUND
----------------------------------- --------------- ---------------
Class A shares*                          [   ]           [   ]
----------------------------------- --------------- ---------------
Class B shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class C shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class R shares                           [   ]           [   ]
----------------------------------- -------------- ---------------
Institutional Service Class shares       [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Class shares               [   ]           [   ]
----------------------------------- --------------- ---------------
MODERATE FUND
----------------------------------- --------------- ---------------
Class A shares*                          [   ]           [   ]
----------------------------------- --------------- ---------------
Class B shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class C shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class R shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Service Class shares       [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Class shares               [   ]           [   ]
----------------------------------- --------------- ---------------
MODERATE GROWTH FUND
----------------------------------- --------------- ---------------
Class A shares*                          [   ]           [   ]
----------------------------------- --------------- ---------------
Class B shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class C shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class R shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Service Class shares       [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Class shares               [   ]           [   ]
----------------------------------- --------------- ---------------
GROWTH FUND
----------------------------------- --------------- ---------------
Class A shares*                          [   ]           [   ]
----------------------------------- --------------- ---------------
Class B shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class C shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Class R shares                           [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Service Class shares       [   ]           [   ]
----------------------------------- --------------- ---------------
Institutional Class shares               [   ]           [   ]
----------------------------------- --------------- ---------------
SPECIALTY FUND
----------------------------------- --------------- ---------------
Class A shares*                          [    ]          [   ]
----------------------------------- --------------- ---------------
Class B shares                           [    ]          [   ]
----------------------------------- --------------- ---------------
Class C shares                           [    ]          [   ]
----------------------------------- --------------- ---------------
Class R shares                           [    ]          [   ]
----------------------------------- --------------- ---------------
Institutional Service Class shares       [    ]          [   ]
----------------------------------- --------------- ---------------
Institutional Class shares               [    ]          [   ]
----------------------------------- --------------- ---------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

------------------------------------ ----------------- -----------------
                                           1 YEAR           3 YEARS
------------------------------------ ----------------- -----------------
DEFENSIVE FUND
------------------------------------ ----------------- -----------------
Class B shares*                            [    ]           [    ]
------------------------------------ ----------------- -----------------
Class C shares*                            [    ]           [    ]
------------------------------------ ----------------- -----------------
MODERATE FUND
------------------------------------ ----------------- -----------------
Class B shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
Class C shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
MODERATE GROWTH FUND
------------------------------------ ----------------- -----------------
Class B shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
Class C shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
GROWTH FUND
------------------------------------ ----------------- -----------------
Class B shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
Class C shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
SPECIALTY FUND
------------------------------------ ----------------- -----------------
Class B shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------
Class C shares                             [    ]           [    ]
------------------------------------ ----------------- -----------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Optimal Funds do not apply sales  charges on reinvested  dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES -- The Optimal Funds strive to provide shareholders with a high level of  diversification  across  major asset  classes  primarily  through
professionally   designed,   risk-based  allocation  models  and  professionally
selected investments in the Underlying Funds.

First,   the  Adviser   determines   each  Optimal  Fund's  target  asset  class
allocations.  The Adviser bases this decision on each Optimal Fund's target risk level, the expected return potential of each asset class, the anticipated  risks or volatility of each asset class and similarities or differences in the typical investment cycle of the various asset classes.  The Adviser has engaged Ibbotson
Associates  Advisors  LLC, a  registered  investment  adviser  and  wholly-owned subsidiary  of  Morningstar,  Inc.  that provides  asset  allocation  consulting services,  to develop recommended target allocations to the asset classes within each Optimal Fund.  However,  the Adviser ultimately has sole responsibility for determining each Optimal Fund's target allocation range, asset class allocations and its investments in Underlying Funds.

Second,  once the asset  allocation  is  determined,  the  Adviser  selects  the
Underlying  Funds.  In general,  a Fund may not invest in all  Underlying  Funds identified  in the  Appendix,  but  instead  may  select  a  limited  number  of
Underlying Funds considered most appropriate for each Optimal Fund's  investment objective  and target risk level.  In selecting  Underlying  Funds,  the Adviser considers  a variety of factors in the  context of current  economic  and market conditions,  including the Underlying Fund's investment  strategy,  risk profile and historical performance.

The potential rewards and risks associated with each Optimal Fund depend on both the asset class  allocations and the chosen mix of Underlying Funds. The Adviser periodically  reviews target  allocation  ranges,  asset class  allocations  and continually  monitors the mix of Underlying  Funds, and will make changes either to the target allocation ranges, asset class allocations,  the mix of Underlying
Funds,  or the  Underlying  Funds  themselves  in order  to meet the  investment objective. There can be no guarantee that any of the Optimal Funds will meet its respective objective.

TEMPORARY  INVESTMENTS -- Each of the Optimal Funds intends to be fully invested in  accordance  with  its  investment  objective  and  strategies  under  normal circumstances.  However,  pending investment of cash balances, or if the Optimal
Fund's  management  believes  that  business,  economic,  political or financial conditions  warrant,  an Optimal Fund may invest  without limit in cash or money market equivalents,  including:  (1) short-term U.S. government securities;  (2)
certificates  of deposit,  bankers'  acceptances  and  interest-bearing  savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements  covering any of the  securities in which the Optimal Fund may invest directly;  and (5)  subject to  regulatory  limits,  shares of other  investment companies that invest in securities in which the Optimal Fund may invest. Should this occur,  an Optimal Fund will not be pursuing its  investment  objective and may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each    Optimal    Fund    posts    onto    the    Trust's     internet     site
[(www.______________.com)]  substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain  available on the internet site until the Fund files its next quarterly  portfolio holdings report on Form  N-CSR or Form  N-Q  with the  Securities  and  Exchange  Commission.  A description  of the Funds'  policies  and  procedures  regarding  the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

The Adviser  determines the target  allocation  ranges and asset  allocation for each Fund,  selects  the  appropriate  mix of  Underlying  Funds,  monitors  the performance  and  positioning  of the  Underlying  Funds,  and also  selects and monitors any non-affiliated  mutual funds held by the Funds. For these services, each Fund pays the Adviser an annual management fee based on each Fund's average daily net assets. This is in addition to the indirect investment management fees that the Funds pay as  shareholders  of  affiliated  Underlying  Funds  that the
Adviser also manages. The Adviser and the Board of Trustees concur that the fees paid to the adviser are for services in addition to the services provided by the
Underlying Funds and do not duplicate those services.

The total  annual  advisory fee that can be paid to the Adviser (as a percentage of each Fund's average daily net assets) is 0.15% for each Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

MANAGEMENT FEES

Each Fund pays the Adviser a base  management  fee of 0.15% based on each fund's average daily net assets.

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of the Funds.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

William H. Miller is the portfolio  manager to the Optimal  Funds.  He is Senior
Investment  Manager with Aberdeen  Asset  Management  Inc. and, prior to joining
Aberdeen in Oct. 2007,  Mr. Miller was Senior  Portfolio  with  Nationwide  Fund
Advisors since June 1999.

Mr. Miller joined Nationwide Fund Advisors from Putnam  Investments where he was
Co-Manager of the Putnam  Capital  Appreciation & Capital  Opportunities  Funds.
Before joining Putnam Bill worked at Janney  Montgomery Scott as an analyst.  He began  his  career  in 1984 at  Irving  Trust as an  Analyst  before  moving  to
Rutherford,  Brown & Catherwood as an Investment manager. Mr. Miller started his investment career in 1984 as an equity analyst.

He has 23 years of industry experience.

Mr. Miller is a graduate of Trinity College.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  will also allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees,  but without shareholder  approval.  Currently,  the Funds are managed directly by the Adviser,  but if a new  unaffiliated  subadviser  is hired for a
Fund,  shareholders will receive  information about the new subadviser within 90 days of the change. The exemptive order will allow the Funds greater flexibility enabling them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to a subadvised Fund:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

Comparing Class A, Class B and Class C Shares

Classes and Charges                                          Points to Consider

Class A Shares

Front-end sales charge up to 5.75%                           A front-end sales charge means that a portion of your
                                                             initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1)                   Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25%                     Total annual operating expenses are lower than Class B
Administrative services fee of up to 0.25%                   and Class C expenses, which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower dividends and/or NAV per share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

1.   Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

2.   This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

---------------------------------------------------------------------------------------------------------------------
                                          SALES CHARGE AS A PERCENTAGE OF

---------------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE                   OFFERING PRICE      NET AMOUNT INVESTED         DEALER COMMISSION AS
                                                         (APPROXIMATELY)             PERCENTAGE OF OFFERING PRICE
------------------------------------ ------------------- --------------------------- --------------------------------
Less than $50,000                    5.75%               6.10%                       5.00%
------------------------------------ ------------------- --------------------------- --------------------------------
$50,000 to $99,999                   4.75                4.99                        4.00
------------------------------------ ------------------- --------------------------- --------------------------------
$100,000 to $249,999                 3.50                3.63                        3.00
------------------------------------ ------------------- --------------------------- --------------------------------
$250,000 to $499,999                 2.50                2.56                        2.00
------------------------------------ ------------------- --------------------------- --------------------------------
$500,000 to $999,999                 2.00                2.04                        1.75
------------------------------------ ------------------- --------------------------- --------------------------------
$1 million or more                   None                None                        None*
------------------------------------ ------------------- --------------------------- --------------------------------

*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
www.______________.com.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.

o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all  Aberdeen  Funds that you  currently  own or are  currently purchasing to the value of your Class A purchase.

o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)

o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchases  of Class D shares to fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A SALES CHARGES

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Foreside Distribution Services,  L.P. (the "Distributor")
     to waive sales charges;

o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;

o    any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen  Fund (Class D shares are offered by other  Aberdeen  Funds, but not these Funds);

o    retirement plans;

o    investment advisory clients of the Adviser's affiliates; and

o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC)of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or

o    no finders fee was paid; or

o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

------------------------- ------------- ------------- ---------------------
AMOUNT OF                 $1 MILLION to $4 MILLION TO $25 MILLION OR MORE
PURCHASE                  $3,999,999    $24,999,999
------------------------- ------------- ------------- ---------------------
If sold within            18 months     18 months     18 months
------------------------- ------------- ------------- ---------------------
Amount of CDSC            1.00%         0.50%         0.25%
------------------------- ------------- ------------- ---------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class  A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts  after  age  70  1/2  and  for  other  required distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or other  intermediary  at the time of purchase and must also provide any  required  evidence  showing  that you  qualify.  For more  complete information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

-------------------- ------------ ------------- ------------ ------------ ------------ ------------ --------------
SALE WITHIN          1 YEAR       2 YEARS       3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS OR
                                                                                                    MORE
-------------------- ------------ ------------- ------------ ------------ ------------ ------------ --------------
Sales Charge             5%            4%           3%           3%           2%           1%            0%
-------------------- ------------ ------------- ------------ ------------ ------------ ------------ --------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B and Class C Shares" for a list of  situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate  share  class for a customer  including:

o    the level of distribution and administrative services the plan requires;
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:

o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial services firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

o    institutional non-retirement accounts;
o    traditional and Roth IRAs;
o    Coverdell Education Savings Accounts;
o    SEPs and SAR-SEPs;
o    SIMPLE IRAs;
o    one-person Keogh plans;
o    individual 403(b) plans; or
o    529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate   sponsors,   subsidiaries   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;

SECTION 4 INVESTING WITH ABERDEEN FUNDS

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

----------------------------------- --------------------------------------------
CLASS                               AS A % OF DAILY NET ASSETS
----------------------------------- --------------------------------------------
Class A shares                      0.25% (distribution or service fee)
----------------------------------- --------------------------------------------
Class B shares                      1.00% (0.25% service fee)
----------------------------------- --------------------------------------------
Class C shares                      1.00% (0.25% service fee)
----------------------------------- --------------------------------------------
Class R shares                      0.50% (0.25% of which may be either
                                    a distribution or service fee)
----------------------------------- --------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

REVENUE SHARING

The Adviser and/or its affiliates  (collectively,  "Aberdeen") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [____________].

AUTOMATED VOICE RESPONSE Call [____________], 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o    make transactions;
o    hear fund price information; and
o    obtain mailing and wiring instructions.

INTERNET Go to  [www._____________.com]  24 hours a day,  seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:

o    download Fund prospectuses;
o    obtain information on the Aberdeen Funds;
o    access your account information; and
o    request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [____________________________].

BY OVERNIGHT MAIL Aberdeen Funds, [_______________________].

BY FAX [______________].

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All  transaction  orders must be received by the Funds' transfer agent in [ ] or an authorized  intermediary  prior to the calculation of each Optimal Fund's NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             800-848-0920.

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactions.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.
o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

Investments  in other  registered  mutual  funds are valued  based on the NAV of those mutual funds,  which in turn may use fair value  pricing,  as discussed in their respective prospectuses.  Shares of exchange-traded funds are valued based on the  prices at which  they  trade on the stock  exchanges  on which  they are listed.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Optimal  Funds' NAVs are  calculated  based upon the NAVs of the  Underlying
Funds in which the Optimal Funds invest.  The  prospectuses for these Underlying
Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

The Optimal Funds do not calculate NAV on days when the New York Stock  Exchange is closed.
o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
----------------------------------------- -------------------------
To open an account                        $2,000 (per Fund)
----------------------------------------- -------------------------
To open an IRA account                    $1,000 (per Fund)
----------------------------------------- -------------------------
Additional investments                      $100 (per Fund)
----------------------------------------- -------------------------
To start an Automatic Asset               $1,000 (per Fund)
Accumulation Plan
----------------------------------------- -------------------------
(Automatic Asset Accumulation Plan)
                                          $50
----------------------------------------- -------------------------

CLASS R SHARES
----------------------------------------- -------------------------
To open an account                        No Minimum
----------------------------------------- -------------------------
Additional investments                    No Minimum
----------------------------------------- -------------------------

INSTITUTIONAL SERVICE CLASS SHARES
----------------------------------------- -------------------------
To open an account                        $50,000 (per Fund)
----------------------------------------- -------------------------
Additional investments                    No Minimum
----------------------------------------- -------------------------

INSTITUTIONAL CLASS SHARES
----------------------------------------- -------------------------
To open an account                        $1,000,000 (per Fund)
----------------------------------------- -------------------------
Additional investments                    No Minimum
----------------------------------------- -------------------------

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.

Federal law prohibits the Funds and other financial  institutions from opening a new account  unless they  receive the  minimum  identifying  information  listed above.  After an account  is  opened,  the Funds may  restrict  your  ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;

o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and

o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60 days written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section of the Mutual  Fund
Application  for New  Accounts or contact  your  financial  intermediary  or the
Funds'  transfer  agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or redemptions and repurchases of Aberdeen Funds within a short time period) may:

o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs; and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign securities may be at greater risk for excessive  trading,  as may be the Underlying  Funds that invest in such foreign  securities.  Investors may attempt to take advantage of anticipated  price movements in securities held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV  (referred to as  "arbitrage  market  timing").
Arbitrage  market  timing may also be attempted  in funds that hold  significant investments in small-cap securities, high--yield (junk) bonds and other types of investments  that may not be frequently  traded.  There is the possibility  that arbitrage market timing,  under certain  circumstances,  may dilute the value of
Fund shares if redeeming  shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser and its agents, monitor selected trades and flows of money in and out of the Funds in an effort  to  detect  excessive  short-term trading  activities.  If a  shareholder  is found to have  engaged in  excessive short-term trading,  the Funds may, in their discretion,  ask the shareholder to stop  such  activities  or refuse  to  process  purchases  or  exchanges  in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

In general:

o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares--Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on certain  funds if you sell or exchange  your shares within a designated  holding period. The redemption fee is paid directly to the fund from which the  shares  are  being  redeemed  and is  designed  to  offset  brokerage commissions, market impact and other costs associated with short-term trading of fund shares.  Redemption  fees are not imposed on  redemptions or exchanges from the Aberdeen Optimal Allocations Funds. However, other Aberdeen Funds into which you may  exchange  do impose  redemption  fees as shown  below.  Please  see the prospectus  for the  Fund  into  which  you may  wish to  exchange  for  further information.

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax  consequences  of owning  Fund  shares.  Each Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary, and there is no guarantee  the Fund will pay either an income  dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SECTION 5 DISTRIBUTIONS AND TAXES (CONT.)

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other  tax-deferred  account,  income  dividends  and capital gains distributions  generally are not subject to current  federal  income  taxes.  In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN OPTIMAL ALLOCATIONS SERIES FINANCIAL HIGHLIGHTS

Because the Optimal Funds are new,  there are no financial  highlights to report as of the date of this Prospectus.

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following is a description of the Underlying  Funds that are currently  eligible for each asset class. The mix of Underlying Funds held by an individual  Optimal
Fund depends on its target allocation and the portfolio manager's  assessment of
current  economic  and  market  conditions.   The  following  list  of  eligible
Underlying  Funds  is  subject  to  change  at  any  time  and  without  notice.
Prospectuses   for  the  Underlying   Funds  should  be  referred  to  for  more
information.

U.S. STOCKS - LARGE CAP STOCKS

NATIONWIDE  GROWTH  FUND  seeks  long-term  capital   appreciation  and  invests
primarily in common stocks of large-cap  companies.  When selecting  securities, the  Fund's  portfolio  managers  consider,  among  other  things,  a  company's financial  strength,  competitive  position in its  industry,  projected  future earnings,  cash flow and  dividends.  The portfolio  managers look for companies whose earnings are expected to consistently  grow faster than other companies in the market.

NATIONWIDE  LARGE CAP VALUE FUND seeks to maximize  total return,  consisting of both capital  appreciation and current income. Under normal  circumstances,  the
Fund  typically  invests  at least 80% of the value of its net  assets in equity securities issued by large-cap companies,  utilizing a value style of investing.
In pursuing the Fund's objective,  the portfolio  managers compare securities of larger  companies  to  others  similarly  situated,  using  some  or  all of the
following  factors,   which  the  portfolio  managers  believe  have  predictive
performance   characteristics:    earnings   momentum;   price   momentum;   and
price-to-economic value. The portfolio managers further seek to minimize risk by investing in companies that possess  characteristics similar to the companies in the Fund's  benchmark,  the Russell  1000(R)  Value  Index,  which  measures the performance of those Russell 1000 companies with lower price-to-book  ratios and lower forecasted growth values.

NATIONWIDE FUND seeks total return  through a flexible  combination  of capital appreciation  and current income.  The Fund invests  primarily in common stocks.
When selecting securities, the Fund's portfolio managers consider companies that demonstrate  above-average  revenue and  earnings  growth,  consistent  earnings growth and attractive value.

ABERDEEN  SELECT  EQUITY  FUND seeks a high  total  return  from a  concentrated portfolio of U.S. securities, primarily common stocks and convertible securities of large companies.  Under normal  circumstances,  the Fund typically invests at least 80% of the value of its net assets in stocks of "U.S. Leaders." The Fund's portfolio  manager defines a U.S.  Leader as a company with a strong  franchise, capable of taking advantage of its positioning in the marketplace. Because these companies  have a reputation for quality  management  and superior  products and services,  Fund  management  expects these companies to become dominant in their industries.  The portfolio  manager seeks  companies that generally  demonstrate above average revenue growth, above average earnings growth, consistent earnings growth and attractive  value.  The Fund typically holds a core group of 25 to 35 common stocks of large-cap and mid-cap companies.

ABERDEEN SELECT GROWTH FUND seeks long-term growthand under normal circumstances invests  at least 80% of the value of its net  assets in stocks of "U.S.  Growth
Leaders." The Fund's portfolio  managers define a "U.S. Growth Leader" as a U.S.
company with a strong and improving  franchise  that is well  positioned to take advantage of growth  opportunities.  Because  these  companies  have high growth potential  and a reputation  for quality  management  and superior  products and services,  the managers expect them to become dominant in their industries.  The managers  look for  companies  whose  earnings  are expected to grow faster than other companies in the market. The Fund typically holds a core group of 25 to 35 stocks of companies of any size whose  earnings are expected to grow faster than those of other  companies in the market.  The Fund may hold a limited  number of additional common stocks at times when the portfolio manager is accumulating new positions, selling positions or responding to exceptional market conditions. The
Fund invests 25% or more of its total assets in software and  technology-related companies.

U.S. STOCKS - SMALL/MID-CAP STOCKS

NATIONWIDE MID CAP GROWTH FUND seeks long-term  capital  appreciation and, under normal  circumstances,  invests  at least 80% of the value of its net  assets in stocks of mid-cap  companies.  The Fund  focuses  on  reasonably  priced  growth companies.  In  selecting  stocks,  the  Fund's  portfolio  managers  review the earnings  growth of all  publicly-traded  mid-cap  companies over the past three years and selects investments based on characteristics  including above-average, consistent  earnings  growth and superior  forecasted  growth versus the market;
financial  strength and stability;  balance sheet strength;  strong  competitive advantage within the securities industry; positive investor sentiment;  relative market value and management team strength.

ABERDEEN MID CAP GROWTH FUND seeks long-term capital  appreciation,  and under normal  circumstances  invests at least 80% of the value of its net assets in equity  securities  issued by mid-cap  companies  that the Fund's  management believes  are,  or have  the  potential  to be,  Mid Cap  Growth  Leaders.  Fund management tries to choose such investments that will increase in value over the long term.  Under normal  circumstances,  the Fund holds  between 25 and 40 such securities. From time-to-time, the Fund may invest a portion of its portfolio in
companies    experiencing   "special   situations",    such   as   acquisitions,
consolidations,  mergers,  reorganizations or other unusual developments, if the portfolio  manager  believes  equity  securities  issued by those companies will increase in value.

ABERDEEN SMALL CAP FUND seeks long-term  capital  appreciation and, under normal circumstances,  invests at least 80% of the value of its net assets in stocks of small-cap companies. The Fund's portfolio management considers many factors when selecting securities,  including measures of earnings momentum,  relative value, management's  decisions and price trends.  The Fund may also invest in stocks of larger  U.S.  companies  and in  foreign  securities.  The Fund may also  invest without  limit in initial  public  offerings  ("IPOs") of  small-cap  companies, although such IPOs may not be available for investment by the Fund or the impact of such IPOs would be uncertain.

ABERDEEN SELECT SMALL CAP FUND seeks long-term  capital  appreciation and, under normal  circumstances,  invests  80% of the  value of its net  assets  in equity securities  of issuers  considered  to be small-cap  companies as of the time of investment.  The Fund is managed using a multi-team approach. One team employs a small-cap  growth  style  while the other  uses a  small-cap  value  style.  The
Aberdeen Small Cap Growth Team invests in securities of  undiscovered,  emerging growth small-cap  companies in an attempt to provide  investors with potentially higher  returns  than funds that invest  primarily in larger,  more  established companies.  The Aberdeen  Small Cap Value Team looks at factors such as earnings momentum and relative value,  management  action and price trends when selecting securities.  The Fund may invest  without limit in IPOs of small-cap  companies, although such IPOs may not be available for investment by the Fund or the impact of such IPOs would be uncertain.

NATIONWIDE VALUE OPPORTUNITIES FUND seeks long-term capital appreciation through investment in common stocks or their  equivalents.  Under normal  circumstances, the Fund invests primarily in equity  securities  issued by small-cap  companies that the  Fund's  portfolio  manager  considers  to be  "value"  companies.  The
portfolio   managers   believe  these  companies  have  strong  earnings  growth
potential,  which has not been fully valued by the market. The Fund also invests in companies that are not well recognized,  in "special  situations"  (companies involved in acquisitions, consolidations, mergers or other unusual developments)
and turnaround situations (companies that have experienced  significant business problems but, in the portfolio  manager's  view,  have  favorable  prospects for recovery).  The Fund may also  invest a  portion  of its  portfolio  in  mid-cap companies and in real estate  investment trusts (REITs) based in either the U.S.
or in other countries.

INTERNATIONAL STOCKS

ABERDEEN  INTERNATIONAL  EQUITY FUND seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions,  including developing  countries.  Under normal circumstances the Fund  invests at least 80% of its asset in  securities  issued by  companies that are located in, or derive a significant  portion of their  earnings from, a number of  countries  outside  the U.S.  The Fund's  portfolio  managers  select companies the managers  believe have earnings  growth  potential that the market has  underestimated.  The Fund's equity  investments  may include common stocks, equity interests in foreign investment funds or trusts and depositary  receipts.
The Fund may use  derivatives,  primarily  futures and  options,  for  efficient portfolio management.

ABERDEEN SELECT WORLDWIDE FUND seeks long-term  capital growth and, under normal circumstances,  invests  at least 80% of the  value of its net  assets in equity securities of companies located throughout the world, including the U.S. Some of these are  multinational  companies,  while  others are located and have primary economic ties in one country.  Ordinarily, the Fund invests in companies from at least three different countries.  The Fund's portfolio managers choose companies they consider to be "Worldwide  Leaders",  defined as a company located anywhere in  the  world  that  appears  well  positioned  to  take  advantage  of  growth opportunities in the company's industry. The portfolio managers select companies that they believe offer long-term,  strategic growth opportunities and companies
believed  to  offer   short-term   tactical   opportunities   based  on  current
circumstances.  The  Fund  is  non-diversified,  which  means  it may  invest  a significant  portion of it's assets in securities of a single or small number of companies.  The Fund  typically  invests in securities  issued by  approximately
30-40  companies.  The Fund may also invest in derivatives,  such as futures and options for efficient portfolio management.

BONDS

NATIONWIDE BOND FUND seeks as high a level of current  income as is  consistent with  preserving  capital.  The Fund  normally  invests  80% of the value of its assets primarily in fixed-income securities that are investment-grade, including corporate bonds, U.S. government securities,  U.S. government agency securities.
The Fund also invests in foreign  government and corporate bonds  denominated in
U.S. dollars and in mortgage-backed  and asset-backed  securities.  The Fund may also  invest  in  commercial  paper  rated  in  one of the  two  highest  rating categories by a rating agency.  Although the Fund focuses on  "investment-grade"
taxable debt securities,  the Fund may invest a portion of the portfolio in debt securities  rated  below  investment  grade,  also  known  as "junk  bonds."  In selecting securities, the Fund's portfolio managers look for value and typically maintain an average portfolio duration of three to seven years.

NATIONWIDE GOVERNMENT  BOND FUND seeks as high a level of current  income as is consistent with preserving capital. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and U.S. government agency securities.  To select  investments that fit the Fund's  objectives,  the portfolio  manager relies primarily on interest rate  expectations,  yield-curve analysis (determining whether a short-, intermediate-,  or long-term duration is appropriate  based on interest  rates)  economic  forecasting  and market sector analysis.  The portfolio manager generally maintains an average  dollar-weighted maturity of five to nine years and an average portfolio  duration of four to six years.

AFFILIATED  AND  UNAFFILIATED  BOND  FUNDS  The Fund may  invest  in one or more affiliated or unaffiliated  mutual funds or  exchange-traded  funds that,  under normal  circumstances,  invest at least 80% of their net assets in  fixed-income securities  that  are  investment-grade,  including  but  not  limited  to  U.S.
corporate bonds, U.S. government securities,  U.S. government agency securities,
U.S.  dollar-denominated  foreign  corporate  bonds  or U.S.  dollar-denominated
foreign  government  bonds.  These  funds  also  may  purchase   mortgage-backed
securities  and  asset-backed   securities,   and  may  invest  in  fixed-income
securities that pay interest on either a fixed-rate or variable-rate basis. Each of these  funds  also may enter  into  certain  derivatives  contracts,  such as futures or options,  solely for the purpose of  adjusting  the fund's  portfolio duration in order to minimize fluctuation of the fund's share value.

SHORT-TERM INVESTMENTS

NATIONWDE  ENHANCED  INCOME FUND seeks to provide a high level of current income while  preserving  capital and  minimizing  fluctuations  in share value.  Under normal market  conditions,  the Fund invests  primarily in high-grade  corporate bonds, U.S.  government  securities and U.S.  government agency securities.  The
Fund may also purchase  mortgage-backed  and  asset-backed  securities,  and may invest in fixed income  securities  that pay interest on either a fixed-rate  or variable-rate  basis. The Fund is managed so that its duration will be between 6 months and one year and will not exceed two years.  The Fund may also enter into derivatives contracts,  including futures or options,  solely for the purpose of adjusting  the fund's  duration in order to minimize  fluctuation  of the Fund's share value.

NATIONWIDE  SHORT  DURATION  BOND FUND  seeks to provide a high level of current income while  preserving  capital and  minimizing  fluctuations  in share value.
Under  normal  circumstances,  the Fund  invests  primarily  in U.S.  government securities,  U.S.  government  agency  securities  and corporate  bonds that are investment  grade.  The Fund also may purchase  mortgage-backed  securities  and asset-backed  securities,  and may invest in fixed  income  securities  that pay interest on either a fixed-rate or  variable-rate  basis. The Fund is managed so that its duration  generally will not exceed three years, and the Fund may enter into certain derivatives contracts,  such as futures or options,  solely for the purpose of adjusting the Fund's duration in order to minimize fluctuation of the
Fund's share value.

AFFILIATED OR UNAFFILIATED  MONEY MARKET FUNDS.  The Optimal Funds may invest in one  or  more  affiliated  or  unaffiliated  mutual  funds  that,  under  normal circumstances,  seek as high a level of  current  income as is  consistent  with preserving  capital  and  maintaining  liquidity.  These  funds  will  invest in high-quality  money market  obligations  maturing in 397 days or less. All money market  obligations  must be denominated in U.S.  dollars and be rated in one of the  two  highest  short-term  ratings  categories  by a  nationally  recognized statistical rating organization or, if unrated, be of comparable quality.  These funds may invest in floating- and  variable-rate  obligations and may enter into repurchase  agreements.  These  funds will  maintain a  dollar-weighted  average maturity of 90 days or less.

SPECIALTY ASSETS

ABERDEEN  DEVELOPING  MARKETS  FUND seeks  long-term  capital  growth by investing primarily  in  equity  securities  of  companies  located  in  "emerging  market countries."  Under  normal  circumstances,  the Fund invests at least 80% of its assets in equity securities of companies that are located in emerging markets or developing  countries or that derive a significant  portion of their earnings or revenues from emerging market  countries.  The Fund's portfolio  managers select companies they believe have the potential to deliver unexpected earnings growth.
The Fund's  securities  holdings may include  common stocks,  preferred  stocks, equity interests in foreign  investment funds or trusts,  derivative  securities and depositary receipts.

ABERDEEN GLOBAL FINANCIAL SERVICES FUND seeks long-term capital growth and under normal  circumstances,  invests  at least 80% of the value of its net  assets in equity  securities of U.S. and foreign  companies of any size that have business operations in or related to financial  services.  The Fund's  managers  consider companies  with at least 50% of their assets,  revenues or net income related to the financial services sector. The Fund is non-diversified  and concentrates 25%
or more of its assets in at least one of the following  industry  groups:  banks and savings and loan  institutions  and their  holding  companies,  consumer and industrial finance companies,  investment banks,  insurance brokers,  securities
brokers  and  investment  advisers,  real  estate-related   companies,   leasing
companies and insurance companies.  The Fund's holdings of equity securities may
include  common  stocks,   equity  interests  in  investment  funds  or  trusts,
convertible  securities,  warrants,  real estate  investment  trusts (REITs) and depositary receipts.

ABERDEEN GLOBAL HEALTH SCIENCES FUND seeks long-term  capital  appreciation and, under normal circumstances,  invests at least 80% of the value of its net assets in equity  securities  issued by U.S.  and foreign  companies  (including  those located in emerging markets  countries) of any size with business  operations in or related to health sciences.  The Fund's portfolio managers consider companies that  derive at least 50% of their  assets,  revenues  or net income from health sciences. The Fund is non-diversified and concentrates 25% or more of its assets in at least one of the following industry groups: health care,  pharmaceuticals, biotechnology,  medical  supplies,  medical  services and medical  devices.  The
Fund's  holdings of equity  securities may include  common  stocks,  convertible securities and depositary receipts.

ABERDEEN GLOBAL NATURAL RESOURCES FUND seeks long-term capital growth and, under normal circumstances, invests at least 80% of its the value of its net assets in equity securities issued by U.S. and foreign companies  (including those located in  emerging  markets  countries)  of any size with  business  operations  in or related to  activities in natural  resources  industries.  The Fund's  portfolio managers  generally consider companies that derive at least 50% of their assets, revenues or net income from activities in natural resources industries. The Fund is  non-diversified  and  concentrates  more than 25% of its  assets in  natural resources  industries,  including  integrated  oil, oil and gas  exploration and production,  gold and other  precious  metals,  steel  and iron ore  production, energy  services  and  technology,  ferrous and  nonferrous  metals,  base metal production,  forest products,  agricultural products, paper products, chemicals,
building  materials,   coal,   alternative  energy  sources,   real  estate  and
environmental  services.  The Fund's  holdings of equity  securities may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible  securities,  warrants,  real estate  investment  trusts (REITs) and depositary receipts. The Fund may invest in commodity-linked derivatives such as commodity  options and futures,  in an attempt to increase its investment return and manage the Fund's exposure to changing  commodity prices,  securities prices and other economic variables.

ABERDEEN  GLOBAL  TECHNOLOGY AND  COMMUNICATIONS  FUND seeks  long-term  capital appreciation and, under normal circumstances,  invests at least 80% of the value of its net  assets in stocks of U.S.  and  foreign  companies  (including  those located in emerging markets countries) of any size, with business  operations in or  related to  technology  or  communications.  The  Fund's  managers  consider companies  that  derive at least 50% of their  assets,  revenues  or net  income related to technology and communications industries. The Fund is non-diversified and  concentrates  more  than  25% of its  total  assets  in  technology  and/or
communications  industries,   including  hardware  and  equipment,   information
technology,  software,  consulting and services,  consumer electronics,  defense technology, broadcasting and communication equipment.

ABERDEEN GLOBAL UTILITIES FUND seeks long-term  capital growth and, under normal circumstances,  invests  at least 80% of the  value of its net  assets in equity securities  issued by U.S. and foreign  companies  (including  those  located in emerging markets countries) of any size, with business  operations in or related to utilities.  The Fund's manager generally  considers  companies that derive at least 50% of their assets,  revenues or net income from  utilities  servicing or activities in  utilities-related  industries.  The Fund is  non-diversified  and concentrates 25% or more of its assets in at least one of the following industry
groups:   energy   sources,   maintenance   services,   companies  that  provide
infrastructure  for  utilities,  cable  television,  radio,   telecommunications
services,  transportation  services  and water and sanitary  services.  Although utility companies have traditionally paid above-average dividends, the portfolio manager  invests a portion of the Fund's  assets in  securities  that  emphasize capital appreciation.

NATIONWIDE MICRO CAP EQUITY FUND seeks long-term capital appreciation and, under normal  circumstances  invests  at least 80% of the  value of its net  assets in stocks of "micro-cap  companies."  The Fund  generally  holds between 50 and 100 securities.  The Fund  focuses  on  undiscovered,  small-sized  emerging  growth companies.  Since  micro-capitalization  companies are generally less well known and typically not analyzed as extensively as larger companies,  their stocks may be mispriced,  creating an opportunity for higher returns. In analyzing specific companies,  the Fund's  portfolio  manager  ordinarily  looks for several of the following characteristics: development of new products, technologies or markets;
a  high  quality  balance  sheet;  above  average  earnings  growth;  attractive valuation;  and a strong management team.  Although the Fund's portfolio manager looks for companies with the potential for strong earnings  growth,  some of the
Fund's  holdings may be companies  that are  experiencing  losses.  The Fund may invest without limit in IPOs, although it is uncertain whether such IPOs will be available for investment by the Fund and what impact,  if any, they will have on the Fund's performance.

ABERDEEN  MARKET NEUTRAL FUND seeks to provide  long-term  capital  appreciation from a broadly  diversified  portfolio  of U.S.  stocks while  neutralizing  the general risks associated with stock market investing.  The Fund seeks to achieve its objective regardless of the direction of the market through the purchase and short sale of equity securities of U.S. companies. The Fund takes long positions in  common  stocks  of  companies  that  the  Fund's  management  believes  will outperform the market. Simultaneously, the Fund intends to engage in short sales of stocks that the portfolio  manager believes will  underperform the market and decline in value.  The Fund uses a multi-cap and multi-style  approach,  meaning
that  it  may  invest   across   different   industries,   sectors   and  market
capitalization  levels,  targeting  both  growth  style and value style types of companies.  The Fund  attempts  to maintain  approximately  equal  dollar  value exposure in its long and short  positions (to the extent the market  permits) in order to neutralize the effects on its  performance  resulting from general U.S.
stock  market  movements  or sector  swings.  The Fund  seeks to  capitalize  on opportunities  presented  by changing  market  environments.  The  Adviser  uses quantitative  techniques  incorporated  into a multi-factor  model that seeks to select the highest returning securities in the current market environment.  This model attempts to capitalize on the fact that the financial  markets are dynamic and investment opportunities vary over time.

ABERDEEN EQUITY LONG-SHORT FUND seeks long-term capital  appreciation.  The Fund primarily  invests and  executes  short sales in equity  securities  of U.S. and
non-U.S. issuers. Under normal circumstances,  the Fund invests 80% of the value of its net assets in companies  that are  organized  under the laws of the U.S., have their  principal  places of  business  in the U.S. or whose stock is traded primarily in the U.S.  The Fund may invest in  companies of any size,  including small or medium-sized  companies.  In general,  the Fund invests, or takes "long positions" in companies the portfolio managers believe will appreciate in value.
Simultaneously,  the  Fund  takes  "short  positions",  or  agrees  to sell at a specified  price,  companies the portfolio  manager expects to decline in value.
The Fund typically takes long positions in "leaders,"  companies benefiting from superior  management,  products,  or  distribution  that the  portfolio  manager believes will generate earnings growth exceeding market expectations. The Fund's portfolio  manager intends to take short positions in stocks whose earnings seem to be  reflected  in the  current  price  or  appear  likely  to fall  short  of expectations,  those that operate in an industry with a structural weakness, are believed to have poor quality  management,  or appear  likely to suffer an event affecting  their  long-term  earnings  power.  In  addition,  the  Fund may make strategic  paired trades,  taking both long and short  positions in companies in the same  industry  in  order to  minimize  the  effect  of  market  and  sector
fluctuations   on  the  Fund's   performance.   The  Fund  may  also  invest  in
exchange-traded funds and derivatives.

UNAFFILIATED  TIPS BOND  FUNDS.  The  Optimal  Funds  may  invest in one or more
unaffiliated   mutual  funds  or   exchange-traded   funds  that,  under  normal
circumstances,  invest at least 80% of their net  assets in  Treasury  Inflation
Protected Securities, also known as TIPS. TIPS are securities issued by the U.S.
Treasury that are designed to provide  inflation  protection to investors.  TIPS are  income-generating  instruments  whose  interest and principal  payments are adjusted for inflation.  The inflation  adjustment,  which is typically  applied monthly to the principal of the bond, follows a designated inflation index, such
as  the  consumer   price  index.   A  fixed  coupon  rate  is  applied  to  the
inflation-adjusted  principal so that as  inflation  rises,  both the  principal value and the interest payments increase.  Because of this inflation  adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price.

UNAFFILIATED  INTERNATIONAL  BOND FUNDS.  The Optimal Funds may invest in one or more unaffiliated mutual funds that, under normal circumstances, invest at least
80% of their net assets in  fixed-income  securities of foreign  government  and corporate  issuers.  Such  fixed-income  securities  may include  long-term  and short-term  foreign  government  bonds,  participation  interests in loans, debt obligations  of foreign  corporations,  structured  note  derivatives,  stripped
securities,   zero  coupon  securities  and  bonds  issued  by  "supra-national"
entities, such as the World Bank. These funds also may invest in securities that are  rated  below  investment  grade  (commonly  known as "junk  bonds")  and in securities issued in emerging market countries. In addition to the types of risk offered by funds that invest  primarily in U.S. bonds,  these funds also present the risks  inherent in foreign  securities  and lower- or non-rated  securities.
These risks are more significant with respect to fixed-income  securities issued or traded in emerging markets and developing countries.

UNAFFILIATED  U.S. AND  INTERNATIONAL  REAL ESTATE FUNDS.  The Optimal Funds may
invest in one or more unaffiliated  mutual funds or exchange-traded  funds that, under  normal  circumstances,  invest at least 80% of their net assets in equity securities  issued by real estate investment trusts and companies engaged in the real estate industry. These Funds typically seek long-term capital appreciation, with  income as a secondary  objective.  A company is  considered  to be a "real estate  company" if at least 50% of the company's  revenues or 50% of the market value of the  company's  assets  are  related  to the  ownership,  construction, management or sale of real estate.

UNAFFILIATED COMMODITY-LINKED FUNDS. The Optimal Funds may invest in one or more
unaffiliated   mutual  funds  or   exchange-traded   funds  that,  under  normal
circumstances,  invest at least 80% of their net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income  securities backing those instruments.  These funds will invest primarily in  commodity-linked  structured notes and swaps designed to track the performance of one of the widely-recognized commodity indexes.

INFORMATION FROM ABERDEEN FUNDS

Please read this Prospectus before you invest and keep it with your records. The following documents -- which may be obtained free of charge--contain  additional information about the Funds:

o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund or to make other shareholder  inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  [_______________] or write to us at the address listed below, to request (1)
additional  copies  free of charge or (2) that we  discontinue  our  practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[_______________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Aberdeen Funds

[__________________________]

BY OVERNIGHT MAIL:
Aberdeen Funds

[__________________________]

FOR  24-HOUR   ACCESS:   [_________________]   (toll  free)   Customer   Service
Representatives  are  available 8 a.m. - 9 p.m.  Eastern  Time,  Monday  through
Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the
Aberdeen Funds' website at www.______________.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request to publicinfo@sec.gov.
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: [___________]

                               CORE EQUITY SERIES

                             Aberdeen Small Cap Fund

                      Aberdeen Small Cap Opportunities Fund

                         Aberdeen Small Cap Growth Fund

                          Aberdeen Small Cap Value Fund

                                   PROSPECTUS

                                [_________, 2007]

        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds'
      shares or determined whether this prospectus is complete or accurate.
                         To state otherwise is a crime.

                           [WWW._________________.COM]

                               CORE EQUITY SERIES

Broad market  portfolios  featuring  growth,  value and blend styles designed to form the foundation of an asset allocation program.

---------------------------------------------------- -----------------
FUND AND CLASS                                            TICKER
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Class A
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Class B
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Class C
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Class R
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Institutional Class
---------------------------------------------------- -----------------
Aberdeen Small Cap Fund Institutional
Service Class
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Class A
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Class B
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Class C
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Class R
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Institutional
Class
---------------------------------------------------- -----------------
Aberdeen Small Cap Opportunities Fund Institutional
Service Class
---------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund Class A
--------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund Class B
--------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund Class C
--------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund Class R
--------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund
Institutional Class
--------------------------------------------------- -----------------
Aberdeen Small Cap Growth Fund
Institutional Service Class
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Class A
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Class B
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Class C
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Class R
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Institutional
Class
--------------------------------------------------- -----------------
Aberdeen Small Cap Value Fund Institutional
Service Class
--------------------------------------------------- -----------------

SECTION    KEY TERMS                                                 Page [  ]
SECTION 1  FUND SUMMARIES & PERFORMANCE                              Page [  ]
           Aberdeen Small Cap Fund
           Aberdeen Small Cap Opportunities Fund
           Aberdeen Small Cap Growth Fund
           Aberdeen Small Cap Value Fund
SECTION 2  FUND DETAILS                                              Page [  ]
           Additional Information about Investments, Investment
           Techniques and Risks
SECTION 3  FUND MANAGEMENT                                           Page [  ]
           Investment Adviser
           Subadviser
           Management Fees
           Portfolio Management
           Multi-Manager Structure
SECTION 4  INVESTING WITH ABERDEEN FUNDS                             Page [  ]
           Choosing a Share Class
           Sales Charges and Fees
           Revenue Sharing
           Contacting Aberdeen Funds
           Buying Shares
           Fair Value Pricing
           Customer Identification Information
           Exchanging Shares
           Automatic Withdrawal Program
           Selling Shares
           Excessive or Short-Term Trading
           Exchange and Redemption Fees
SECTION 5  DISTRIBUTION AND TAXES                                    Page [  ]
           Income and Capital Gains Distributions
           Selling and Exchanging Shares
           Other Tax Jurisdictions
           Tax Status for Retirement Plans and Other Tax-Deferred
           Accounts
           Backup Withholding
SECTION 6  FINANCIAL HIGHLIGHTS                                      Page [  ]

CORE EQUITY SERIES

INTRODUCTION TO THE CORE EQUITY SERIES
This prospectus provides information about four funds (the "Funds"),  the shares of which are offered by Aberdeen Funds (the "Trust"):

Aberdeen Small Cap Fund (the "Small Cap Fund")
Aberdeen Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")
Aberdeen Small Cap Growth Fund (the "Small Cap Growth Fund")
Aberdeen Small Cap Value Fund (the "Small Cap Value Fund")

These funds are primarily intended:

o    to help investors seek to grow their capital by pursuing equity investments in small-cap companies.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,fr
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE THAT ANY OF THE FUNDS WILL MEET ITS RESPECTIVE INVESTMENT OBJECTIVE OR
THAT A FUND'S PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

Each Fund offers six different  share classes - Class A, Class B, Class C, Class
R,  Institutional  Service Class and  Institutional  Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc.  (the "Adviser"),  as the Funds'  investment  adviser,  may hire,  replace or  terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

COMMON STOCK - securities representing shares of ownership of a corporation.

DERIVATIVE - a contract or investment whose value is based on the performance of an underlying financial asset, index or economic measure.

EQUITY  SECURITIES  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

GROWTH STYLE - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

QUANTITATIVE  TECHNIQUES  -  mathematical  and  statistical  methods used in the investment  process to identify  securities of issuers for possible  purchase or sale by a Fund.

SMALL-CAP  COMPANIES - companies  that have  market  capitalizations  similar to those of  companies  included in the Russell  2000(R)  Index,  ranging  from $27 million to $5.02 billion as of August 31, 2007.

VALUE  STYLE - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

SECTION 1 ABERDEEN SMALL CAP FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES issued by SMALL-CAP  COMPANIES.  The Fund also may invest in foreign  securities and securities of larger  companies.  The
Small Cap Fund's management  considers many factors in selecting  securities for investment,  including measures of earnings momentum, relative value, management action and price trend. The portfolio  managers focus on securities that exhibit some or all of the following characteristics:

o    attractive  valuation and near-term  strength of business  (e.g.,  based on estimate revisions and earnings surprises);
o    long-term growth prospects of the company and its industry;
o    level of duress a company is experiencing;
o    price-to-earnings  ratio and  price-to-free  cash flow ratio  that,  in the team's opinion, reflect the best standards of value; and
o    quality of earnings.

The Small Cap Fund's management considers selling a security when:

o    a company's  MARKET  CAPITALIZATION  exceeds the  benchmark  capitalization range;
o    long-term growth prospects deteriorate;
o    more compelling investment values are identified;
o    near-term   reported  or  pre-announced   earnings  are  disappointing  and
     recurring; or
o    the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

While  the  Small  Cap Fund may sell a  security  if its  market  capitalization exceeds the definition of SMALL-CAP  COMPANY,  it is not required to sell solely because of that fact.

The Small Cap Fund may invest without limit in initial public offerings ("IPOs")
of small-cap  companies,  although such IPOs may not be available for investment by the Small Cap Fund or the impact of any such IPO would be uncertain.

PRINCIPAL RISKS

The  Small  Cap  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Small Cap Fund's investments--and  therefore, the value of Small  Cap Fund  shares--may  fluctuate.  These  changes  may occur because of:

STOCK MARKET RISK - the Small Cap Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

FOREIGN RISK - is the risk that foreign securities may be more volatile,  harder to price and less liquid than U.S. securities.

SECTION 1 ABERDEEN SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Fund may not be able to buy any shares at the offering  price, or may not be able to buy as many shares at the offering price as it would like. Further,  IPO prices often are subject to greater and more  unpredictable  price  changes than more established stocks.

PORTFOLIO  TURNOVER  - the Small Cap Fund may  engage  in  active  and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result  may  adversely  impact  the Small Cap Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Small Cap Fund shareholders.

If the value of the Small Cap Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not  available for the Small Cap Fund because it is new.

SECTION 1 ABERDEEN SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Small Cap Fund depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS        CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES        SHARES               SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load) imposed        5.75%(2)     None         None       None           None                 None
upon purchases(as a percentage of
offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales Charge             None(3)      5.00%(4)     1.00%(5)   None           None                 None
(Load) imposed upon redemptions (as
a percentage of offering or sale
price, whichever is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as a             2.00%        2.00%        2.00%      2.00%          2.00%                2.00%
percentage of amount redeemed or
exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to have the         0.89%        0.89%        0.89%      0.89%          0.89%                0.89%
Fund's investments professionally
managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service (12b-1)       0.25%        1.00%        1.00%      0.50%          None                 None
Fees (paid from Fund assets to
cover the cost of sales, promotions
and other distribution activities,
as well as certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                         0.25%        0.19%        0.19%      0.39%          0.36%                0.19%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      1.39%        2.08%        2.08%      1.78%          1.25%                1.08%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Acquired Fund  (Indirect Annual           0.03%        0.03%        0.03%      0.03%          0.03%                0.03%
Underlying Fund) Operating
Expenses(9)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL DIRECT AND ACQUIRED ANNUAL          1.42%        2.11%        2.11%      1.81%          1.28%                1.11%
FUND OPERATING EXPENSES
------------------------------------- ------------ ------------ ------------- ------------ ---------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing  with  Aberdeen  Funds:  Choosing a Share Class -  Reduction  and
     Waiver of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 0.50% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class - Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class - Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts  or  retirement  plans  that  cannot  implement  the fee.
     SeeSection 4, Investing with Aberdeen Funds:  Selling  Shares--Exchange and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses":  are  annualized  expenses based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares.  The full 0.25% is not reflected in "Other  Expenses"
     at this time  because the Fund does not  currently  anticipate  selling its shares to intermediaries that charge the full amount permitted.

(9)  Reflects the Fund's  anticipated  investment in shares of one or more other investment companies, as permitted by the Fund's policies.

SECTION 1 ABERDEEN SMALL CAP FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Small Cap Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR    3 YEARS
---------------------------------------- ------- ----------

Class A shares*                            [  ]     [  ]
---------------------------------------- ------- ----------

Class B shares                             [  ]     [  ]
---------------------------------------- ------- ----------

Class C shares                             [  ]     [  ]
---------------------------------------- ------- ----------

Class R shares                             [  ]     [  ]
---------------------------------------- ------- ----------

Institutional Service Class shares         [  ]     [  ]
---------------------------------------- ------- ----------

Institutional Class shares                 [  ]     [  ]
---------------------------------------- ------- ----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                         1 YEAR   3 YEARS
---------------------------------------- ------- ---------

Class B shares                             [  ]     [  ]
---------------------------------------- ------- ---------

Class C shares                             [  ]     [  ]
---------------------------------------- ------- ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Fund does not apply  sales  charges on  reinvested  dividends  and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Small Cap Opportunities Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal  circumstances,  the Small Cap Opportunities  Fund invests at least
80% of the  value of its net  assets in EQUITY  SECURITIES  issued by  SMALL-CAP
COMPANIES.  The Small Cap  Opportunities  Fund  invests  primarily in the COMMON
STOCK of  small-cap  U.S.  companies  in an attempt to  provide  investors  with potentially  higher returns than a fund that invests  primarily in larger,  more established companies. The Small Cap Opportunities Fund does not target either a
GROWTH STYLE or a VALUE STYLE of investing  specifically,  but rather focuses on the broader  small-cap market,  incorporating  elements of both growth and value styles.

The Adviser uses QUANTITATIVE  TECHNIQUES incorporated into a multi-factor model that seeks to select  securities  with the potential for the highest  returns in the current  market  environment.  This model seeks to  capitalize on the theory that the financial  markets are dynamic and investment  opportunities  vary over time. In purchasing and selling  securities,  the Small Cap  Opportunities  Fund attempts to benefit from stock pricing anomalies based on various factors,  such as:

o    book-to-price;
o    earnings revisions;
o    earnings quality;
o    price momentum;
o    cash flow changes; and
o    market style trends.

While  the  Small  Cap  Opportunities  Fund may sell a  security  if its  market capitalization  exceeds the definition of SMALL-CAP COMPANY,  it is not required to sell solely because of that fact.

The Small Cap Opportunities  Fund also may use DERIVATIVES,  such as futures and options,  for more efficient  portfolio  management.  In addition,  the Fund may engage in securities lending in order to generate additional income.

The Small Cap  Opportunities  Fund may invest  without  limit in initial  public offerings  ("IPOs")  of  small-cap  companies,  although  such  IPOs  may not be available for  investment by the Small Cap  Opportunities  Fund or the impact of any such IPO would be uncertain.

PRINCIPAL RISKS

The Small Cap  Opportunities  Fund  cannot  guarantee  that it will  achieve its investment objective.

As  with  any  fund,   the  value  of  the   Small  Cap   Opportunities   Fund's
investments--and   therefore,   the  value  of  Small  Cap  Opportunities   Fund
shares--may fluctuate. These changes may occur because of:

STOCK  MARKET  RISK - the Small Cap  Opportunities  Fund could lose value if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock  market,  the  Russell  2000(R)  Index,  or other  funds with  similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more  established  companies.  Therefore,  they generally  involve greater risk.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Opportunities  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Opportunities Fund.

PORTFOLIO  TURNOVER - the Small Cap Opportunities  Fund may engage in active and frequent  trading of portfolio  securities.  A higher  portfolio  turnover  rate increases  transaction  costs and as a result  may  adversely  impact the Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Fund shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap  Opportunities  Fund's  investments goes down, you may lose money.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information is not available for the Small Cap  Opportunities  Fund because it is new.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Small Cap Opportunities  Fund depending on the share class you select.

-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
SHAREHOLDER FEES (PAID                                                               INSTITUTIONAL
INSTITUTIONAL DIRECTLY FROM         CLASS        CLASS       CLASS       CLASS       SERVICE             INSTITUTIONAL
CLASS SHARES YOUR                     A            B           C           R         CLASS               CLASS
INVESTMENT)(1)                     SHARES       SHARES       SHARES     SHARES       SHARES              SHARES
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Maximum Sales Charge (Load)       5.75%(2)       None         None       None          None              None
imposed upon purchases (as a
percentage of offering price)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Maximum Deferred Sales Charge
(Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)                 None(3)     5.00%(4)     1.00%(5)     None          None              None
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed
or exchanged)(6)                    2.00%        2.00%       2.00%       2.00%         2.00%             2.00%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Management Fees (paid to have
the Fund's investments
professionally managed)             0.85%        0.85%       0.85%       0.85%         0.85%             0.85%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)(7)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of
sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                    0.25%        1.00%       1.00%       0.50%          None              None
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Other Expenses(8)                   1.32%        1.30%       1.30%       1.50%         1.32%             1.30%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Total Annual Fund Operating
Expenses                            2.42%        3.15%       3.15%       2.85%         2.17%             2.15%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Amount of Fee
Limitations/Expense
Reimbursements(9)                   0.90%        0.90%       0.90%       0.90%         0.90%             0.90%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Total Annual Fund Operating
Expenses (After
Limitations/Reimbursements)         1.52%        2.25%       2.25%       1.95%         1.27%             1.25%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing  with  Aberdeen  Funds:  Choosing a Share Class -  Reduction  and
     Waiver of Class A Sales Charges.

3    A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds:  Choosing a Share Class - Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class - Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class - Class C Shares.

6    A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing  with Aberdeen  Funds:  Selling Shares - Exchange and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses":  are  annualized  expenses based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.25% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.75% for Class A shares, 2.00% for Class R shares and 1.50% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Opportunities  Fund for the time  periods  indicated  and then sell all of your shares at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense  limitations  for one year only (if  applicable).  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS
---------------------------------------- ------- ---------

Class A shares*                            [  ]    [  ]
---------------------------------------- ------- ---------

Class B shares                             [  ]    [  ]
---------------------------------------- ------- ---------

Class C shares                             [  ]    [  ]
---------------------------------------- ------- ---------

Class R shares                             [  ]    [  ]
---------------------------------------- ------- ---------

Institutional Service Class shares         [  ]    [  ]
---------------------------------------- ------- ---------

Institutional Class shares                 [  ]    [  ]
---------------------------------------- ------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                         1 YEAR  3 YEARS
---------------------------------------- ------ --------

Class B shares                             [  ]    [  ]
---------------------------------------- ------ --------

Class C shares                             [  ]    [  ]
---------------------------------------- ------ --------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap  Opportunities  Fund does not apply  sales  charges on  reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Small Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under  normal  circumstances,  the Small Cap Growth Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES  issued by SMALL-CAP  COMPANIES that, in the opinion of the portfolio managers, exhibit characteristics that are consistent  with a GROWTH STYLE of investing.  The Small Cap Growth Fund invests primarily  in the COMMON  STOCK of  small-cap  U.S.  companies  in an attempt to provide  investors  with  potentially  higher  returns  than a fund that invests primarily in larger, more established companies.

In managing a diversified portfolio for the Small Cap Growth Fund, the portfolio managers use a multi-step  research and analysis process involving  QUANTITATIVE screening measures followed by traditional  fundamental  analysis of a company's prospects. The portfolio managers focus on companies that exhibit some or all of the following characteristics:

o    strong financial characteristics;
o    superior products and services;
o    solid management teams;
o    strong relative revenue growth;
o    strong relative earnings growth;
o    positive expected earnings revisions;
o    accelerating earnings or revenue growth;
o    reasonable volume of trading in the market; and
o    minimum price appreciation targets.

Although the Small Cap Growth Fund looks for  companies  with the  potential for strong earnings growth rates, some of the Fund's investments may be in companies that are  experiencing  losses.  There is no limit on the  length  of  operating history for the companies in which the Small Cap Growth Fund may invest.

The Small Cap Growth Fund also may use DERIVATIVES, such as futures and options, for more efficient  portfolio  management.  In addition,  the Fund may engage in securities lending in order to generate additional income.

The Small Cap Growth Fund's management considers selling a security when:

o    the stock attains full valuation relative to stocks of similar companies or reaches the portfolio management team's price target;
o    more compelling investment opportunities are identified;
o    a company's  MARKET  CAPITALIZATION  exceeds the  benchmark  capitalization range;
o    any change in company  fundamentals  occurs  from the time of the  original investment; or
o    deterioration  or  underperformance  of the stock's market  valuation takes place.

While the Small Cap Growth Fund may sell a security if its market capitalization exceeds the definition of SMALL-CAP  COMPANY,  it is not required to sell solely because of that fact.

The Small Cap Growth Fund may invest without limit in initial  public  offerings
("IPOs") of small-cap  companies,  although  such IPOs may not be available  for investment by the Fund or the impact of any such IPO would be uncertain.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

PRINCIPAL RISKS

The Small Cap Growth Fund cannot  guarantee  that it will achieve its investment objective.

As with any fund,  the value of the Small  Cap  Growth  Fund's  investments--and therefore,  the value of Small Cap  Growth  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Small Cap Growth Fund could lose value if the individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Russell  2000(R) Growth Index or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Growth Fund may not be able to buy any shares at the offering  price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor, causing the Small Cap Growth Fund to sometimes  underperform other equity funds that use different  investing styles.  Growth stocks as a group may be out of favor and  underperform  the overall equity market for a long period of time, while the market concentrates on "value" stocks.

DERIVATIVES RISK -derivatives can disproportionately  increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Growth Fund.

PORTFOLIO TURNOVER - the Small Cap Growth Fund may engage in active and frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result  may  adversely  impact  the Small Cap Growth
Fund's performance and may:

o    increase share price volatility and
o    result  in  additional   tax   consequences   for  Small  Cap  Growth  Fund
     shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap Growth Fund's  investments goes down, you may lose money.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not available for the Small Cap Growth Fund because it is new.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE
(CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Small Cap Growth  Fund  depending  on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL         INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS         CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES        SHARES                SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load)                5.75%(2)     None        None       None           None                  None
imposed upon purchases(as a
percentage of offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                    None(3)      5.00%(4)    1.00%(5)   None           None                  None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as               2.00%        2.00%       2.00%      2.00%          2.00%                2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                  0.95%        0.95%       0.95%      0.95%          0.95%                 0.95%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service               0.25%        1.00%       1.00%      0.50%          None                  None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                         1.20%        1.20%       1.20%      1.40%          1.25%                1.20%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING               2.40%        3.15%       3.15%      2.85%          2.20%                 2.15%
EXPENSES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/ Expense        0.80%        0.80%       0.80%      0.80%          0.80%                 0.80%
Reimbursements(9)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING               1.60%        2.35%       2.35%      2.05%          1.40%                 1.35%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing  with  Aberdeen  Funds:  Choosing a Share Class -  Reduction  and
     Waiver of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds:  Choosing a Share Class - Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class - Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class - Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.35% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND SUMMARY AND PERFORMANCE
(CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of
investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR  3 YEARS
 ---------------------------------------- ------- ---------

 Class A shares*                            [  ]     [  ]
  ---------------------------------------- ------- --------
 Class B shares                             [  ]     [  ]
  ---------------------------------------- ------- --------
 Class C shares                             [  ]     [  ]
  ---------------------------------------- ------- --------
 Class R shares                             [  ]     [  ]
 ---------------------------------------- ------- ---------
 Institutional Service Class shares         [  ]     [  ]
 ---------------------------------------- ------- ---------
 Institutional Class shares                 [  ]     [  ]
 ----------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                          1 YEAR   3 YEARS
 ---------------------------------------- ------- ---------
 Class B shares                             [  ]     [  ]
 ---------------------------------------- ------- ---------
 Class C shares                             [  ]     [  ]
 ----------------------------------------------------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Growth Fund does not apply sales charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Small Cap Value Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Small Cap Value Fund invests at least 80% of the value of its net assets in EQUITY SECURITIES issued by SMALL-CAP COMPANIES that, in the  opinion of the  portfolio  managers,  exhibit  characteristics  that are consistent  with a VALUE STYLE of  investing.  The Small Cap Value Fund  invests primarily  in the COMMON  STOCK of  small-cap  U.S.  companies  in an attempt to provide  investors  with  potentially  higher  returns  than a fund that invests primarily in larger, more established companies.

In managing a diversified  portfolio for the Small Cap Value Fund, the portfolio managers use a multi-step  research and analysis process involving  QUANTITATIVE screening measures followed by traditional  fundamental  analysis of a company's prospects.  The portfolio managers look at factors such as earnings momentum and relative value,  management  action and price trends when selecting  securities,
and  focus  on   companies   that   exhibit   some  or  all  of  the   following
characteristics:

o    attractive  valuation and near-term  strength of business  (e.g.,  based on estimate revisions and earnings surprises);
o    long-term growth prospects of the company and its industry;
o    level of duress a company is  experiencing  relative to its stock's  market price and market expectations;
o    price-to-earnings  ratio and  price-to-free  cash flow ratio  that,  in the team's opinion, reflect the best standards of value; and
o    quality of earnings.

The Small Cap Value Fund may also invest in stocks that are not well  recognized and stocks of special situation  companies and turnarounds  (companies that have experienced  significant  business  problems  but which the  portfolio  managers believe have favorable prospects for recovery).  There is no limit on the length of  operating  history for the  companies  in which the Small Cap Value Fund may invest.

The Small Cap Value Fund also may use DERIVATIVES,  such as futures and options, for more  efficient  portfolio  management,  and may also  invest in real estate investment trusts ("REITs"). In addition, the Small Cap Value Fund may engage in securities lending in order to generate additional income.

The Small Cap Value Fund's management considers selling a security when:

o    long-term growth prospects deteriorate;
o    more compelling investment values are identified;
o    near-term   reported  or  pre-announced   earnings  are   disappointing  or
     recurring; or
o    the stock attains full valuation relative to stocks of similar companies or reaches the team's price target.

While  the  Small  Cap  Value  Fund  may  also  sell a  security  if its  MARKET
CAPITALIZATION exceeds the definition of small-cap companies, it is not required to sell solely because of that fact.

The Small Cap Value Fund may invest  without limit in initial  public  offerings
("IPOs") of small-cap  companies,  although  such IPOs may not be available  for investment  by the Small Cap Value  Fund or the  impact of any such IPO would be uncertain.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (CONT.)

PRINCIPAL RISKS

The Small Cap Value Fund cannot  guarantee  that it will achieve its  investment objective.

As with any fund,  the value of the  Small  Cap  Value  Fund's  investments--and therefore,  the value of Small  Cap  Value  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Small Cap Value Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Russell  2000(R) Value Index, or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Value Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

SPECIAL  SITUATION  COMPANIES RISK - special  situation  companies are companies that may be involved in acquisitions,  consolidations,  mergers, reorganizations or other unusual  developments  that can affect a company's market value. If the anticipated  benefits of the  developments  ultimately do not  materialize,  the value of a special situation company may decline.

VALUE  STYLE  RISK - over  time,  a value  investing  style may go in and out of favor,  causing the Small Cap Value Fund to sometimes  underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and  underperform  the  overall  equity  market for a long period of time, while the market concentrates on "growth" stocks.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Value Fund.

PORTFOLIO  TURNOVER - the Small Cap Value Fund may engage in active and frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs  and as a result  may  adversely  impact  the Small Cap Value
Fund's performance and may:

o    increase share price volatility and
o    result  in   additional   tax   consequences   for  Small  Cap  Value  Fund
     shareholders.

REIT RISK - the risk  associated  with direct  ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of  availability  of mortgage funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap Value Fund's  investments  goes down, you may lose money.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance information is not available for the Small Cap Value Fund because it is new.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Small Cap Value  Fund  depending  on the share  class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
                                                                                          INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From       CLASS A    CLASS B     CLASS C    CLASS R       SERVICE CLASS        CLASS
Your Investment)(1)                       SHARES     SHARES      SHARES     SHARES        SHARES               SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load)                5.75%(2)     None        None       None           None                  None
imposed upon purchases(as a
percentage of offering price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales                    None(3)      5.00%(4)    1.00%(5)   None           None                  None
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever
is
less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as               2.00%        2.00%       2.00%      2.00%          2.00%                 2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees (paid to                  0.95%        0.95%       0.95%      0.95%          0.95%                 0.95%
have the Fund's investments
professionally managed)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service               0.25%        1.00%       1.00%      0.50%          None                  None
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                         1.25%        1.25%       1.25%      1.45%          1.31%                 1.25%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING               2.45%        3.20%       3.20%      2.90%          2.26%                 2.20%
EXPENSES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Amount of Fee Limitations/ Expense        0.85%        0.85%       0.85%      0.85%          0.85%                 0.85%
Reimbursements(9)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING               1.60%        2.35%       2.35%      2.05%          1.41%                 1.35%
EXPENSES(AFTER
LIMITATIONS/REIMBURSEMENTS)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing  with  Aberdeen  Funds:  Choosing a Share Class -  Reduction  and
     Waiver of Class A Sales Charges.

3    A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds:  Choosing a Share Class - Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class - Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class - Class C Shares.

6    A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

7    The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

8    "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares. The full 0.25% in administrative services fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not anticipate selling its shares to intermediaries that charge the full amount permitted.

9    The Trust and the Adviser  have entered  into a written  contract  limiting operating  expenses  to 1.35% at least  through  February  28, 2009 for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes,  interest,  brokerage  fees,  Rule 12b-1 fees,  short-sale  dividend
     expenses,   administrative   services   fees,   other  expenses  which  are
     capitalized in accordance with generally accepted accounting principles and
     expenses   incurred  by  the  Fund  in   connection   with  any  merger  or
     reorganization  and may exclude other non-routine  expenses not incurred in the ordinary  course of the Fund's  business.  The Trust is  authorized  to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation  in the  agreement.  If the  maximum  amount  of  administrative services  fees were  charged,  the "Total  Annual Fund  Operating  Expenses
     (After  Limitations/Reimbursements)"  could  increase  to 1.85% for Class A shares, 2.10% for Class R shares and 1.60% for Institutional  Service Class shares  before the Adviser  would be  required to further  limit the Fund's expenses.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Small Cap Value Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
 ----------------------------------------- ------- ---------
 Class A shares*                             [  ]     [  ]
  ---------------------------------------- ------- ---------
 Class B shares                              [  ]     [  ]
 ----------------------------------------- ------- ---------
 Class C shares                              [  ]     [  ]
 ----------------------------------------- ------- ---------
 Class R shares                              [  ]     [  ]
 ----------------------------------------- ------- ---------
 Institutional Service Class shares          [  ]     [  ]
 ----------------------------------------- ------- ---------
 Institutional Class shares                  [  ]     [  ]
 -----------------------------------------------------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                           1 YEAR   3 YEARS
 ---------------------------------------- ------- ---------
 Class B shares                              [  ]     [  ]
 ---------------------------------------- ------- ---------
 Class C shares                              [  ]     [  ]
 ----------------------------------------------------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Value Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - A Fund could lose value if the individual stocks in which it has invested  and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience  short-term  volatility (price fluctuation)  as well as  extended  periods of price  decline or little  growth.
Individual stocks are affected by many factors, including:
o    corporate earnings;
o    production;
o    management;
o    sales; and
o    market trends,  including  investor  demand for a particular type of stock, such as growth or value stocks, small or large cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

SMALL-CAP  RISK - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund's investment in a small-cap  company  may lose  substantial  value.  Investing  in  small-cap companies  requires a longer term investment view and may not be appropriate for all investors.

DERIVATIVES  - Each Fund may  invest in  derivatives,  which  are  contracts  or investments  with  their  values  based  on  the  performance  of an  underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.
The  value of an  option  on a  futures  contract  varies  with the value of the underlying  futures  contract,  which  in turn  varies  with  the  value  of the
underlying   commodity   or   security.   Derivatives   present   the   risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset or measure to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their use may reduce liquidity and make a Fund harder to value,  especially in declining markets;
o    a Fund may suffer  disproportionately  heavy losses  relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

FOREIGN  SECURITIES RISK - the Small Cap Fund may invest in foreign  securities, which  may be  more  volatile,  harder  to  price  and  less  liquid  than  U.S.
securities. Foreign investments involve some of the following risks as well:

o    political and economic instability;
o    the impact of currency exchange rate fluctuations;
o    reduced information about issuers;
o    higher transaction costs;
o    less stringent regulatory and accounting standards; and
o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

DEPOSITARY  RECEIPTS - The Small Cap Fund and the Small Cap  Opportunities  Fund
may invest in securities of foreign issuers in the form of depositary  receipts, such as American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts
("EDRs") and Global Depositary Receipts ("GDRs"),  which typically are issued by
local  financial   institutions   and  evidence   ownership  of  the  underlying
securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is considered material in the United States.  Therefore,  there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

REIT RISK- the risk associated with direct ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real  estate,  possible  lack of  availability  of  mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE  SECURITIES - are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

WARRANTS -  securities  that give the holder the right to buy common  stock at a specified  price  for a  specified  period  of  time.  Warrants  are  considered speculative and have no value if they are not exercised  before their expiration date.

SECURITIES LENDING - Each Fund may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

TEMPORARY INVESTMENTS - Each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if a  Fund's  management  believes  that  business,  economic,  political  or financial  conditions  warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; o prime quality commercial paper;
o    repurchase  agreements  covering any of the  securities in which a Fund may invest directly; and
o    shares of other  investment  companies that invest in securities in which a
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and a Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each Fund posts onto the Trust's internet site  ([www.____________________.com])
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of July 31, 2007, the Adviser had approximately $32.9 billion in assets under management.  The Adviser  manages and  supervises  the investment of each Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

MANAGEMENT FEES

The total annual advisory fees that can be paid to the Adviser for each Fund (as a percentage of the average daily net assets of each Fund) are as follows:

FUND/ASSETS                                        MANAGEMENT FEE
ABERDEEN SMALL CAP FUND
 Up to $100 million                                     0.95%
 $100 million or more                                   0.80%
ABERDEEN SMALL CAP OPPORTUNITIES FUND
 Up to $500 million                                     0.85%
 $500 million to $2 billion                             0.75%
 $2 billion or more                                     0.70%
ABERDEEN SMALL CAP GROWTH FUND
 Up to $500 million                                     0.95%
 $500 million to $2 billion                             0.85%
 $2 billion or more                                     0.80%
ABERDEEN SMALL CAP VALUE FUND
Up to $500 million                                      0.95%
 $500 million to $2 billion                             0.85%
 $2 billion or more                                     0.80%

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of the Funds.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

Aberdeen Small Cap Fund

Gary Haubold, CFA, William Gerlach, CFA, and Charles Purcell, CFA, are portfolio managers to the Small Cap Fund.

Mr. Haubold is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since December of 2003.

Mr.  Haubold joined  Nationwide  Fund Advisors from Edge Capital  Management,  a small  hedge  fund he  founded  in 2000.  Previously,  he was CIO of PBHG  Value
Investors,  and created and launched PBHG's small and mid cap value mutual funds business in 1997. Under his management,  the PBHG Small Cap Value Fund was twice named to Money Magazine's list of top 100 funds.

Prior to joining PBHG,  Mr.  Haubold was a senior  portfolio  manager at Miller,
Anderson & Sherrerd, where he managed top-performing small cap and mid cap value portfolios.  He previously  worked at Wood,  Struthers & Winthrop as a small cap value  portfolio  manager  and as head of  research.  Mr.  Haubold  started  his investment  career at Stein,  Roe & Farnham as a  fundamental  research  analyst covering health care and specialty chemicals.

He has 23 years of industry experience.

Mr. Haubold  graduated  magna cum laude from Rice University in 1980 with a B.S.
in   Civil/Structural   Engineering;   and   received  a  Masters  of   Business
Administration  with a concentration  in Finance in 1983 from the Wharton School of Business at the University of Pennsylvania.

Mr. Gerlach is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since December 2003.

Mr.  Gerlach  joined  Nationwide  Fund Advisors from Morgan  Stanley  Investment
Management/Miller  Anderson & Sherrerd, LLP, where he was a Managing Director in charge of Mid Cap and Small Cap Value and Core products.  Under his  leadership, the MAS Mid Cap Mutual Fund  generated  consistently  good  performance  and was twice named to Money Magazine's list of top 100 funds.  Prior to Morgan Stanley,
Bill was an inflation economist for Wharton Econometrics.  He started his career in 1984.

He has 23 years of industry experience.

Mr. Gerlach graduated from Haverford College in 1983 with a B. A. in Economics.

Mr. Purcell is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since December 2003.

Mr.  Purcell  joined  Nationwide  Fund Advisors from Morgan  Stanley  Investment
Management/Miller Anderson & Sherrerd, LLP, where he was co-portfolio manager of the Morgan Stanley  Institutional  Mid Cap Fund. He was also a member of the mid and small  cap  equity  group  managing  nearly  $3  billion  in  small/mid  cap institutional  assets.  Under  his  leadership,  the  MAS Mid  Cap  Mutual  Fund generated  consistently good performance and was twice named to Money Magazine's list of top 100 funds. Before becoming a portfolio manager, he was a fundamental research analyst specializing in technology and business services industries.

He has 16 years of industry experience.

Mr. Purcell graduated from Pennsylvania State University with a B. S. in Finance in 1990. He earned a Masters of Business  Administration  degree from  Villanova
University with a concentration in Finance.

Aberdeen Small Cap Opportunities Fund

Joseph  A.  Cerniglia,   CFA,  is  the  portfolio   manager  to  the  Small  Cap
Opportunities  Fund. Mr.  Cerniglia is Senior  Investment  Manager with Aberdeen
Asset  Management  Inc. and,  prior to joining  Aberdeen in October 2007, he was
Senior Portfolio  Manager with Nationwide Fund Advisors since September 2000. He leads the firm's efforts in designing and implementing  quantitative  investment strategies.  Within  the  quantitative  group  he  focuses  on  researching  and implementing quantitative alpha strategies, and portfolio optimization.

Mr. Cerniglia joined  Nationwide Fund Advisors from Pitcairn Trust Company where he was an equity analyst involved in both fundamental and quantitative research.

He has 16 years of industry experience.

Mr. Cerniglia  graduated cum laude from Saint Joseph's University in 1991 with a
B.S.  in  Accounting  and  received  a MS in  Mathematics  of Finance at Courant
Institute of Mathematics,  New York University in 2005. Recently, he co-authored an academic article on earnings  revisions that is forthcoming in the Journal of
Investment Management.

Aberdeen Small Cap Growth Fund

Christopher  Baggini,  CFA, and Jason Kotik, CFA, are the portfolio  managers to the Small Cap Growth Fund.

Mr. Baggini is Senior  Investment  Manager with Aberdeen Asset  Management  Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors since March 2000.

Mr. Baggini joined Nationwide Fund Advisors from Allied  Investment  Advisors in
Baltimore, Maryland, managing institutional portfolios and two mutual funds, the
ARK Capital Growth  Portfolio and Ark Mid-Cap  Portfolio.  Mr. Baggini began his career in 1986 at Salomon Brothers in New York, where he spent nearly five years in computer programming,  equity research and equity trading. He also spent five years at First  Metropolitan,  a small investment  company in New York, where he managed all equity investments.

He has 21 years of industry experience.

Mr.  Baggini  graduated  from  Fairfield  University  in 1986  receiving a BS in
Economics.  He obtained his Masters of Business  Administration  in Finance from
New York University in 1991 and a CFA designation in 1996.

Mr. Kotik is Investment  Manager with Aberdeen Asset  Management Inc. and, prior to joining  Aberdeen in October 2007, he was Portfolio  Manager with  Nationwide
Fund Advisors since November 2000. He provides fundamental research coverage for the Industrials, Materials and Utilities sectors.

Mr. Kotik joined Nationwide Fund Advisors from Allied Investment  Advisors where he served as a financial analyst, and with T. Rowe Price Associates as a trading systems administrator.

He has 16 years of industry experience.

Mr. Kotik is a graduate of the  University  of  Delaware,  and has earned an MBA from John Hopkins University.

Aberdeen Small Cap Value Fund

Gary Haubold, CFA, William Gerlach, CFA, and Charles Purcell, CFA, are portfolio managers to the Small Cap Value Fund.  See  "Aberdeen  Small Cap Fund" above for more information regarding Mr. Haubold, Mr. Gerlach and Mr. Purcell's investment management experience.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio  manager's  ownership  of  securities  in the  Fund(s)  managed by the portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  will also allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees, but without shareholder approval.  Currently, the Funds are managed by the  Adviser,  but  if a new  unaffiliated  subadviser  is  hired  for  a  Fund, shareholders will receive information about the new subadviser within 90 days of the  change.  The  exemptive  order  will  allow the Funds  greater  flexibility enabling them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to a subadvised Fund:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:
o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

Classes and Charges                                          Points to Consider

Class A

Front-end sales charge up to 5.75% for Class A shares        A front-end sales charge means that a portion of your
                                                             initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1)                   Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25%                     Total annual operating expenses are lower than Class B
Administrative services fee of up to 0.25%.                  and Class C expenses which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.
------------------------------------------------------------ ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower dividends and/or NAV per share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

(1)  Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00%  (0.50%  with  respect to Class A shares of the Small
     Cap Fund) may be  charged  on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

 CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

                               SALES CHARGE AS A PERCENTAGE OF
                               -------------------------------
                                                                         DEALER
                                                    NET AMOUNT    COMMISSION AS
AMOUNT OF                       OFFERING              INVESTED    PERCENTAGE OF
PURCHASE                           PRICE       (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                   5.75%                 6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                  4.75                  4.99             4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                3.50                  3.63             3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                2.50                  2.56             2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                2.00                  2.04             1.75
--------------------------------------------------------------------------------
$1 million or more                  None                  None             None*
--------------------------------------------------------------------------------

* Dealer may be eligible for a finder's fee as described in "Purchasing  Class A
Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
[www.____________________.com].

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.

o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class B, Class D or Class
     C shares in all  Aberdeen  Funds that you  currently  own or are  currently purchasing to the value of your Class A purchase.

o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)

o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchases  of Class D shares to fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A SALES CHARGES

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has an  agreement  with  [______________]  (the  "Distributor")  to waive sales charges;
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;
o    any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen  Fund (Class D shares are offered by other  Aberdeen  Funds, but not these Funds);
o    retirement plans;
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

A CDSC of up to 1.00%  (0.50%  with  respect  to the  Aberdeen  Small  Cap Fund)
applies if a "finders fee" is paid by the Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

CONTINGENT   DEFERRED   SALES   CHARGE  ON  CERTAIN   REDEMPTIONS   OF  CLASS  A
SHARES--EXCEPT ABERDEEN SMALL CAP FUND:

 --------------------------------------------------------------------------------
 AMOUNT OF                             $1 MILLION       $4 MILLION   $25 MILLION
 PURCHASE                           TO $3,999,999   TO $24,999,999       OR MORE
 --------------------------------------------------------------------------------
 If sold within                         18 months        18 months     18 months
 --------------------------------------------------------------------------------
 Amount of CDSC                              1.00%            0.50%         0.25%
 --------------------------------------------------------------------------------

CONTINGENT  DEFERRED  SALES CHARGE ON CERTAIN  REDEMPTIONS  OF CLASS A SHARES OF
ABERDEEN SMALL CAP FUND:

 --------------------------------------------------------------------------------
 AMOUNT OF                                              $1 MILLION   $25 MILLION
 PURCHASE                                           TO $24,999,999       OR MORE
 --------------------------------------------------------------------------------
 If sold within                                          18 months     18 months
 --------------------------------------------------------------------------------
 Amount of CDSC                                               0.50%         0.25%
 --------------------------------------------------------------------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges--Class A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts   after  age  70-1/2  and  for  other  required
     distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or other  intermediary  at the time of purchase and must also provide any  required  evidence  showing  that you  qualify.  For more  complete information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

 --------------------------------------------------------------------------------
                                                                         7 YEARS
 SALE WITHIN  1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
 --------------------------------------------------------------------------------
 Sales charge      5%        4%        3%        3%        2%        1%       0%
 --------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges--Class  A, Class B and Class C Shares" for a list of situations  where a
CDSC is not charged.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;
o    the total expenses of the share class; and
o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:
o    401(k) plans;
o    457 plans;
o    403(b) plans;
o    profit sharing and money purchase pension plans;
o    defined benefit plans;
o    non-qualified deferred compensation plans; and
o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial services firm has an agreement with the Distributor to use
     Class R shares.

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:
o    institutional non-retirement accounts;
o    traditional and Roth IRAs;
o    Coverdell Education Savings Accounts;
o    SEPs and SAR-SEPs;
o    SIMPLE IRAs;
o    one-person Keogh plans;
o    individual 403(b) plans; or
o    529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services; or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by affiliates of the Funds;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate   sponsors,   subsidiaries   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients; or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

 -------------------------------------------------------------------------------
 CLASS                  AS A % OF DAILY NET ASSETS
 -------------------------------------------------------------------------------
 Class A shares         0.25% (distribution or service fee)
 -------------------------------------------------------------------------------
 Class B shares         1.00% (0.25% service fee)
 -------------------------------------------------------------------------------
 Class C shares         1.00% (0.25% service fee)
 -------------------------------------------------------------------------------
 Class R shares         0.50% (0.25% of which may be either
                        a distribution or service fee)
 -------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively,  "Aberdeen ") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of Advisory fees paid by the Funds to ensure that the levels of such  Advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [_________________].

AUTOMATED  VOICE RESPONSE Call  [_______________],  24 hours a day, seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:
o    make transactions;
o    hear fund price information; and
o    obtain mailing and wiring instructions.

INTERNET Go to  [www.__________________.com]  24 hours a day, seven days a week, for easy access to your mutual fund accounts.  The website provides instructions on how to select a password and perform transactions. On the website, you can:

o    download Fund prospectuses;
o    obtain information on the Aberdeen Funds;
o    access your account information; and
o    request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [_____________________________].

BY OVERNIGHT MAIL Aberdeen Funds, [___________________________].

BY FAX [________________].

FUND TRANSACTIONS--CLASS A, CLASS B AND CLASS C SHARES

All  transaction  orders  must be  received  by the  Funds'  agent  in [ ] or an authorized  intermediary  prior to the calculation of each Fund's NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             800-848-0920.

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o        if you choose this method to open a new account,    termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o        your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o        your bank may charge a fee to wire funds.
                                                             o        Aberdeen Funds deducts a $20 service fee from
o        the wire must be received by 4:00 p.m. in order          the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o        your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o        funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactions.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.
o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
 To open an account                                            $2,000 (per Fund)
 To open an IRA account                                        $1,000 (per Fund)
 Additional investments                                          $100 (per Fund)
 To start an Automatic Asset Accumulation Plan                 $1,000 (per Fund)
 Additional investments (Automatic Asset Accumulation Plan)                  $50

CLASS R SHARES
 To open an account                                         No Minimum
 Additional investments                                     No Minimum

INSTITUTIONAL SERVICE CLASS SHARES
  To open an account                                        $50,000 (per Fund)
  Additional investments                                    No Minimum

INSTITUTIONAL CLASS SHARES
 To open an account                                         $1,000,000 (per Fund)
 Additional investments                                     No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:
o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60 days written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section of the Mutual  Fund
Application  for New  Accounts or contact  your  financial  intermediary  or the
Funds'  transfer  agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or redemptions and repurchases of Aberdeen Funds within a short time period) may:

o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs; and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:
o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds may assess either a redemption  fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares--Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares in such an account within a designated  holding period, the redemption  fee is paid  directly  to the fund from  which the  shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2 and other  required  distributions  from  retirement accounts;
o    shares redeemed or exchanged from retirement  accounts within 30 days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 days of an automatic payroll  deduction,  you must inform Customer Service or your  intermediary  that the fee does not  apply.  You may be  required  to show evidence that you qualify for the  exception.  Redemption and exchange fees will be assessed unless or until the Funds are notified that an account is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax  consequences  of owning  Fund  shares.  Each Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code. As such, a Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any  distribution  will vary, and there is no guarantee  the Fund will pay either an income  dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the  Fund's  then-current  NAV  until  you  give  the  Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other  tax-deferred  account,  income  dividends  and capital gains distributions  generally are not subject to current  federal  income  taxes.  In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN CORE EQUITY SERIES FINANCIAL HIGHLIGHTS

Because each Fund is new, there are no financial  highlights to report as of the date of this Prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  -  which  may be  obtained  free  of  charge--contain additional information about the Funds:

o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund, or to make other shareholder inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at [______________],  or write to us at the address listed below, to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[_______________ for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Aberdeen Funds
[______________]

BY OVERNIGHT MAIL:

Aberdeen Funds
[______________]

FOR 24-HOUR ACCESS:

[______________]  (toll free) Customer Service  Representatives  are available 8
a.m. - 9 p.m.  Eastern Time,  Monday through Friday.  Call after 7 p.m.  Eastern
Time for closing  share  prices.  Also,  visit the  Aberdeen  Funds'  website at
[www.________________.com.]

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov;
o    by electronic request to publicinfo@sec.gov;
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company File No: [__________]

                            CORE FIXED INCOME SERIES

                          Aberdeen Tax-Free Income Fund
                        Class A, B, C, D, X and Y Shares

                                   PROSPECTUS

                                 [_______, 2007]

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                          [WWW._________________.COM]

                            CORE FIXED INCOME SERIES

Fixed-income  funds  designed  to form the  foundation  of an  asset  allocation program.

------------------------------------------------ -------------------------
FUND AND CLASS                                      TICKER
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class A
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class B
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class C
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class D
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class X
------------------------------------------------ -------------------------
Aberdeen Tax-Free Income Fund Class Y
------------------------------------------------ -------------------------

SECTION          KEY TERMS                                            Page [  ]
SECTION 1        FUND SUMMARIES & PERFORMANCE                         Page [  ]
                 Aberdeen Tax-Free Income Fund
SECTION 2        FUND DETAILS
                 Additional Information about Investments,            Page [  ]
                 Investment Techniques and Risks
SECTION 3        FUND MANAGEMENT                                      Page [  ]
                 Investment Adviser
                 Subadviser
                 Management Fees
                 Portfolio Management
                 Multi-Manager Structure
SECTION 4        INVESTING WITH ABERDEEN FUNDS                        Page [  ]
                 Choosing a Share Class
                 Sales Charges and Fees
                 Revenue Sharing
                 Contacting Aberdeen Funds
                 Buying Shares
                 Fair Value Pricing
                 Customer Identification Information
                 Exchanging Shares
                 Automatic Withdrawal Program
                 Selling Shares
                 Excessive or Short-Term Trading
                 Exchange and Redemption Fees
SECTION 5        DISTRIBUTION AND TAXES                               Page [  ]
                 Income and Capital Gains Distributions
                 Selling and Exchanging Shares
                 Other Tax Jurisdictions
                 Tax Status for Retirement Plans and Other
                 Tax-Deferred Accounts
                 Backup Withholding
SECTION 6        FINANCIAL HIGHLIGHTS                                 Page [  ]

CORE FIXED INCOME SERIES

INTRODUCTION TO THE CORE FIXED INCOME SERIES

This Prospectus provides  information about one Fund (The "Fund"), the shares of which are offered by Aberdeen Funds (The "Trust"):

Aberdeen Tax-Free Income Fund (the "Tax-Free Fund")

This Fund is primarily intended:

o    to help  investors  seek  current  income  through  investments  in various government, corporate and short-term debt securities.

The following  section  summarizes  key  information  about the Fund,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE  THAT ANY OF THE FUNDS WILL MEET THEIR  RESPECTIVE  OBJECTIVES OR THAT
THE FUND'S PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

The Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

The Tax-Free Fund offers six share  classes- Class A, Class B, Class C, Class D,
Class X and Class Y.

Class X and Class Y shares are available only to investors that were  previously shareholders  of Class X and Class Y shares of Nationwide  Tax-Free Income Fund.
Class X and Class Y shares are not available to other investors.

An investment in any share class of a Fund  represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different.  The different share classes simply let you choose the cost structure  that is right  for you.  The fees and  expenses  for the Fund are set forth in the Fund Summary.

Each Fund may employ a  "multi-manager"  structure,  which  means that  Aberdeen
Asset Management Inc. (the "Adviser") as the Fund's investment adviser may hire, replace or terminate one or more  subadvisers  not affiliated with it for a Fund without shareholder approval.  The Adviser believes that this structure gives it increased  flexibility  to manage the Fund in your best interests and to operate the Fund  more  efficiently.  See  Section  3,  Fund  Management:  Multi-Manager
Structure for more information.

KEY TERMS

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

DERIVATIVE  - a contract  the value of which is based on the  performance  of an underlying financial asset, index or economic measure.

DURATION  - related in part to the  remaining  time  until  maturity  of a bond, duration is a measure of how much the price of a bond would change compared to a change in market  interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

FIXED-INCOME SECURITIES - securities, including bonds and other debt securities, that  represent an obligation by the issuer to pay a specified  rate of interest or dividend at specified times.

HIGH-YIELD  BONDS -  fixed-income  securities  rated below  investment  grade by nationally  recognized  statistical  rating  organizations,  including  Moody's,
Standard & Poor's and Fitch or unrated securities that Fund management  believes are of comparable  quality.  These bonds are often  referred to as "junk bonds".
They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT GRADE - the four highest rating  categories of nationally  recognized statistical  rating  organizations,  including  Moody's,  Standard  & Poor's and
Fitch.

MATURITY - the time at which the  principal  amount of a bond is scheduled to be returned to investors.

MORTGAGE-BACKED  SECURITIES - fixed-income  securities  that give the holder the right to receive a portion of principal and/or interest  payments made on a pool of residential or commercial  mortgage loans, which in some cases are guaranteed by government agencies.

MUNICIPAL  OBLIGATIONS  -  fixed-income  securities  issued by, or on behalf of, states,  cities and other local governmental  entities,  to pay for construction and other projects. They are loans that investors make to a governmental entity;
the  governmental  entity gets the cash it needs to complete its project and the
lenders  earn  interest  payments  and  get  their  principal  back.   Municipal
obligations  that  qualify pay interest  that is  generally  exempt from federal income taxes,  although certain  investors may nonetheless be subject to federal alternative minimum tax.

TOTAL RETURN - investment  return that  reflects  both capital  appreciation  or depreciation (increase or decrease in the market value of a security) and income
(I.E., interest or dividends).

U.S.  GOVERNMENT AGENCY SECURITIES - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored
enterprises  and  U.S.   government   instrumentalities   that  are  not  direct
obligations  of the United States.  Such  securities may not be supported by the full faith and credit of the United States.

U.S.  GOVERNMENT  SECURITIES - debt  securities  issued and/or  guaranteed as to principal  and interest by the U.S.  government  that are  supported by the full faith and credit of the United States.

SECTION 1 ABERDEEN TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The  Tax-Free  Fund seeks as high a level of current  income that is exempt from federal income taxes as is consistent  with  preserving  capital by investing in investment grade municipal obligations.

PRINCIPAL STRATEGIES

Under normal circumstances,  the Tax-Free Fund invests at least 80% of the value of its net assets in INVESTMENT  GRADE  FIXED-INCOME  SECURITIES that qualify as
MUNICIPAL OBLIGATIONS.  These obligations are issued by states, U.S. territories and their  political  subdivisions,  such as  counties,  cities and  towns.  The
Tax-Free Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities and floating- and variable-rate bonds, and may invest up to 20% of its net assets in municipal securities whose interest income is treated as a preference item for purposes of the federal  alternative minimum tax.  In  selecting  securities  for the  Tax-Free  Fund,  the  Tax-Free  Fund's management seeks value.

A security may be sold to take advantage of more favorable opportunities.

PRINCIPAL RISKS

The  Tax-Free  Fund  cannot  guarantee  that  it  will  achieve  its  investment objective.

As with any fund, the value of the Tax-Free Fund's  investments--and  therefore, the value of  Tax-Free  Fund  shares--may  fluctuate.  These  changes  may occur because of:

INTEREST  RATE  RISK -  generally,  when  interest  rates  go up,  the  value of fixed-income securities goes down.

CREDIT RISK - a municipal  issuer may be unable to pay the interest or principal when due. This risk is more  pronounced  with  high-yield  bonds and other lower rated securities.

SELECTION RISK - the portfolio  manager may select  securities that underperform the  markets,  the  relevant  indices  or other  funds with  similar  investment objectives and strategies.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated.  If this  happens,  the Tax-Free Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer  more  slowly  than  anticipated,  causing  the value of these securities to fall.

CALL AND  REDEMPTION  RISK - some  bonds  allow  the  issuer  to call a bond for redemption before it matures. If this happens, the Tax-Free Fund may be required to invest the proceeds in securities with lower yields.

TAX RISK - a municipal  bond that is issued as tax-exempt  may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Tax-Free Fund's investments goes down, you may lose money.

SECTION 1 ABERDEEN TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (CONT.)

PERFORMANCE

Performance  information  is not  available  for the Tax-Free Fund because it is new.

SECTION 1 ABERDEEN TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (CONT.)

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Tax-Free Fund, depending on the share class you select.

----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Shareholder Fees(Paid Directly From         CLASS A     CLASS B SHARES     CLASS C     CLASS D SHARES  CLASS X      CLASS Y
Your Investment)(1)                          SHARES                        SHARES                       SHARES      SHARES
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Maximum Sales Charge(Load) imposed upon   4.25%(2)      None            None           4.50%(2)        None       None
purchases(as a percentage of offering
price)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Maximum Deferred Sales                    None(3)       5.00%(4)        1.00%(5)       None            5.00%(6)   1.00%(7)
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price, whichever is
less)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Redemption/Exchange Fee (as               2.00%         2.00%           2.00%          2.00%           2.00%      2.00%
a percentage of amount
redeemed or exchanged)(8)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(9)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Management Fees (paid to                  0.50%         0.50%           0.50%          0.50%           0.50%      0.50%
have the Fund's investments
professionally managed)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Distribution and/or Service               0.25%         1.00%           1.00%          None            0.85%      0.85%
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
Other Expenses(10)                         0.20%         0.20%           0.20%          0.20%           0.22%      0.22%
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------
TOTAL ANNUAL FUND OPERATING EXPENSES      0.95%         1.70%           1.70%          0.70%            1.57%     1.57%
----------------------------------------- ------------- --------------- -------------- --------------- ---------- ------------

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information,  see
     Section 4, Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

3    A  contingent  deferred  sales  charge  (CDSC) of up to 0.75% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

4    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

5    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  For more  information,  see  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Class C Shares.

6    A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class X shares within six years after  purchase.  Class X shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Asset Management: Choosing a Share Class -- Class X Shares.

7    A CDSC of 1% is charged  if you sell  Class Y shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class -- Class Y Shares.

8    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within seven calendar days after the date they were purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

9    The "Annual Fund  Operating  Expenses:  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

10   "Other Expenses" include  administrative  services fees which are permitted to be up to 0.25%  with  respect  to Class A and Class D  shares.  The full
     0.25% in  administrative  services fees is reflected in "Other Expenses" at this time because the Fund does not currently anticipate selling its shares to intermediaries that charge the full amount permitted.

SECTION 1 ABERDEEN TAX-FREE INCOME FUND SUMMARY AND PERFORMANCE (CONT.)

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Tax-Free Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Tax-Free  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR         3 YEARS
------------------------------------------- ------------- -------------
Class A shares*                                [   ]           [   ]
------------------------------------------- ------------- -------------
Class B shares                                 [   ]           [   ]
------------------------------------------- ------------- -------------
Class C shares                                 [   ]           [   ]
------------------------------------------- ------------- -------------
Class D shares                                 [   ]           [   ]
------------------------------------------- ------------- -------------
Class X shares                                 [   ]           [   ]
------------------------------------------- ------------- -------------
Class Y shares                                 [   ]           [   ]
------------------------------------------- ------------- -------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                             1 YEAR      3 YEARS
------------------------------------------ ----------- -----------
Class B shares                               [   ]       [   ]
------------------------------------------ ----------- -----------
Class C shares                               [   ]       [   ]
------------------------------------------ ----------- -----------
Class X shares                               [   ]       [   ]
------------------------------------------ ----------- -----------
Class Y shares                               [   ]       [   ]
------------------------------------------ ----------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases of $1,000,000 or more) shares do not change, whether or not you sell your shares.

The Tax-Free Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

INTEREST RATE RISK - prices of fixed-income  securities  generally increase when interest  rates  decline and decrease when interest  rates  increase.  Prices of longer term  securities  generally  change  more in  response  to interest  rate changes than prices of shorter term  securities.  To the extent a Fund invests a substantial  portion of its assets in  fixed-income  securities with longer term maturities,  rising interest rates may cause the value of the Fund's investments to decline significantly.

CREDIT  RISK - the risk that the issuer  will be unable to pay the  interest  or principal  when due.  The degree of credit  risk  depends on both the  financial condition of the issuer and the terms of the obligation.  Changes in an issuer's credit  rating  can also  adversely  affect  the value of a Fund's  investments.
High-yield bonds are generally more exposed to credit risk than investment grade securities.

U.S.  GOVERNMENT  SECURITIES  AND  U.S.  GOVERNMENT  AGENCY  SECURITIES  -  U.S.
government  securities  include  Treasury  bills,  notes  and  bonds  issued  or guaranteed by the U.S.  government.  Because these  securities are backed by the full faith and credit of the U.S.  government,  they present little credit risk.
However,  the  U.S.  government  does  not  guarantee  the  market  value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:
o    the Federal Housing Administration, the Farmers Home Administration and the
     Government   National  Mortgage   Association   ("GNMA"),   including  GNMA
     pass-through certificates;
o    the Federal Home Loan Banks;
o    the Federal National Mortgage Association ("FNMA");
o    the Federal Home Loan Mortgage Corporation ("FHLMC"); and
o    the Federal Farm Credit Banks.

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the  securities  and net asset value and  performance  of the
Fund are not guaranteed.

MORTGAGE-BACKED  SECURITIES - these fixed-income  securities represent the right to receive a portion of principal  and/or  interest  payments  made on a pool of residential or commercial  mortgage loans.  When interest rates fall,  borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly  than  originally  anticipated  and a Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

SECTION 2 FUND DETAILS (CONT.)

ASSET-BACKED SECURITIES - Like traditional fixed-income securities, the value of asset-backed  securities  typically  increases  when  interest  rates  fall  and decreases when interest rates rise. Certain asset-backed  securities may also be subject to the risk of  prepayment.  In a period of  declining  interest  rates, borrowers  may pay what they owe on the  underlying  assets  more  quickly  than anticipated.  Prepayment  reduces the yield to maturity  and the average life of the asset-backed  securities.  In addition, when the Fund reinvests the proceeds of a  prepayment,  it may receive a lower  interest  rate. In a period of rising interest  rates,  prepayments  may occur at a slower  rate than  expected.  As a result, the average maturity of the Fund's portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

HIGH-YIELD  BONDS AND OTHER LOWER RATED  SECURITIES - Investment  in  high-yield bonds and other lower rated securities involves  substantial risk of loss. These securities are considered to be speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse  economic and business  developments.  The market values of high-yield  securities tend to be very volatile,  and these securities are less liquid than  investment-grade  debt securities.  Therefore,  Funds that invest in high-yield bonds are subject to the following risks:
o    increased  price  sensitivity  to  changing  interest  rates and to adverse economic and business developments;
o    greater risk of loss due to default or declining credit quality;
o    greater  likelihood that adverse  economic or company  specific events will make the issuer unable to make interest and/or principal payments when due;
     and
o    negative market sentiments  toward high-yield  securities may depress their price and liquidity.  If this occurs,  it may become  difficult to price or dispose of a particular security held by a Fund.

REPURCHASE  AGREEMENTS - When  entering  into a repurchase  agreement,  the Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.  The
Fund buys  securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required  and the Fund could experience delays in recovering amounts owed to it.

DERIVATIVES - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately increased losses and/or reduced

SECTION 2 FUND DETAILS (CONT.)

opportunities  for gains when the  financial  asset to which the  derivative  is linked  changes in  unexpected  ways.  Some risks of  investing  in  derivatives include:
o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets;
o    the Fund may suffer  disproportionately heavy losses relative to the amount invested; and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

ZERO COUPON  BONDS - These  securities  pay no  interest  during the life of the security and are issued by a wide variety of  governmental  issuers.  They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.  Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the  interest,  even though such  payments are not  actually  being made.  To  avoid  federal  income  tax  liability,  the  Fund  may  have to make distributions  to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FLOATING-  AND  VARIABLE-RATE  SECURITIES - These  securities  do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate  securities have interest  rates that vary with changes to a specific  measure,  such as the
Treasury bill rate.  Variable-rate securities have interest rates that change at preset  times based on the specific  measure.  Some  floating-and  variable-rate securities  may be  callable by the  issuer,  meaning  that they can be paid off before  their  maturity  date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund's income.

Like other  fixed-income  securities,  floating and variable rate securities are subject to  interest  rate risk.  The Fund will only  purchase  a  floating-  or variable-rate  security  of the same  quality  as the debt  securities  it would otherwise purchase.

SECURITIES LENDING - The Fund may lend securities,  which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently,  the Fund may lose money and there could be a delay in  recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to the Fund.

PORTFOLIO  TURNOVER  - The Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:
o        increase share price volatility and
o        result in additional tax consequences for Fund shareholders.

TEMPORARY  INVESTMENTS  -The Tax-Free Fund  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit,  bankers' acceptances and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;
o    repurchase  agreements covering any of the securities in which the Fund may invest directly; and

SECTION 2 FUND DETAILS (CONT.)

o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Fund's  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

The  Fund  posts  onto  the  Trust's  internet  site   ([www._____________.com])
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Fund's policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103. As
of July 31, 2007,  the Adviser had  approximately  $32.9 billion in assets under management.  The Adviser  manages and  supervises  the  investment of the Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately $183.7 billion in assets as of July 31, 2007 for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

MANAGEMENT FEES

The total annual  advisory  fee that is paid to the Adviser (as a percentage  of average daily net assets) is as follows:

    ------------------------------------------------------------
    FUND/ASSETS                                  MANAGEMENT FEE
    ------------------------------------------------------------
    ABERDEEN TAX-FREE INCOME FUND
    ------------------------------------------------------------
    $0 up to $250 million                                  0.50%
    ------------------------------------------------------------
    $250 million up to $1 billion                         0.475%
    ------------------------------------------------------------
    $1 billion up to $2 billion                            0.45%
    ------------------------------------------------------------
    $2 billion up to $5 billion                           0.425%
    ------------------------------------------------------------
    $5 billion or more                                     0.40%
    ------------------------------------------------------------

SECTION 3 FUND MANAGEMENT (CONT.)

PORTFOLIO MANAGEMENT

ABERDEEN TAX-FREE INCOME FUND

[______________]  is  responsible  for the  day-to-day  management  of the Fund, including the selection of the Fund's investments.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The Adviser  and the Trust have  applied  for an  exemptive  order from the U.S.
Securities and Exchange Commission for a multi-manager structure that allows the
Adviser  to  hire,  replace  or  terminate  a  subadviser  (excluding  hiring  a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  will  also  allow the  Adviser  to revise  subadvisory agreements  with  non-affiliated  subadvisers  with the approval of the Board of
Trustees,  but  without  shareholder  approval.  Currently,  the Fund is managed directly by the Adviser, but if a new non-affiliated subadviser is hired for the
Fund,  shareholders will receive  information about the new subadviser within 90 days of the change. The exemptive order will allow the Fund greater  flexibility enabling it to operate more efficiently.

In  instances  where  either of the  Adviser  hires a  subadviser,  the  Adviser performs the following oversight and evaluation services to the subadvised Fund:
o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the  Adviser  does  recommend  the  hiring of a  subadviser,  they  periodically provides written reports to the Board of Trustees regarding their evaluation and monitoring. Although the Adviser monitors the subadviser's performance, there is no certainty  that any subadviser or the Fund will obtain  favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:

o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class; and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost features.  The table below compares Class A, Class B, and Class C
, which are available to all investors,  and Class D, Class X and Class Y shares which are available only to certain investors.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS D, CLASS B, CLASS C, CLASS X AND CLASS Y SHARES

Classes and Charges                                          Points to Consider

Class A and Class D Shares

Front-end sales charge up to 4.25% for Class A shares and    A front-end sales charge means that a portion of your
4.50% for Class D shares                                     initial investment goes toward the sales charge and is
                                                             not invested

Contingent deferred sales charge (CDSC)(1) (Class A shares   Reduction and waivers of sales charges may be available.
only)

Annual service and/or  12b-1 fee of 0.25% (Class A shares    Total annual operating expenses are lower than Class B
only).  Administrative services fee of up to 0.25%.          and Class C expenses, which means higher dividends and/or
                                                             net asset value ("NAV") per share.

                                                             No conversion feature.

                                                             No maximum investment amount.

------------------------------------------------------------ ---------------------------------------------------------
Class B Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-l fee of 1.00%                     Total annual operating expenses are higher than Class A
No administrative services fee                               expenses which means lower-dividends and/or NAV per
                                                             share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000.  Larger
                                                             investments may be rejected.

------------------------------------------------------------ ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%                     Total annual operating expenses are higher than Class A
                                                             expenses which means lower dividends and/or NAV per
                                                             share.
No administrative services fee

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

------------------------------------------------------------ ---------------------------------------------------------

Class X Shares

CDSC up to 5.00%                                             No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines 1% in most years to zero after six
                                                             years.

Annual service and/or 12b-1 fee of 0.85%                     Total annual operating expenses are higher than Class A
No administrative services fee                               charges which means lower dividends per share are paid
                                                             and/or NAV per share.

                                                             Automatic conversion to Class A shares after seven
                                                             years, which means lower annual expenses in the future.

                                                             Maximum investment amount of $100,000. Larger
                                                             investments may be rejected.
------------------------------------------------------------ ---------------------------------------------------------

Class Y Shares

CDSC of 1.00%                                                No front-end sales charge means your full investment
                                                             immediately goes toward buying shares.

                                                             No reduction of CDSC, but waivers may be available.

                                                             The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 0.85%                     Total annual operating expenses are higher than Class A
No administrative services fee                               charges which means lower dividends and/or NAV per
                                                             share.

                                                             No conversion feature.

                                                             Maximum investment amount of $1,000,000(2).  Larger
                                                             investments may be rejected.

(1)  A CDSC of up to 0.75% will be charged on Class A shares  redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

------------------------- --------------------------------------------------------------
                                    SALES CHARGE AS A PERCENTAGE OF
------------------------- -------------- ------------------------ ----------------------

                                                                    DEALER COMMISSION AS
AMOUNT OF                      OFFERING      NET AMOUNT INVESTED    PERCENTAGE OF
PURCHASE                       PRICE         (APPROXIMATELY)        OFFERING PRICE
------------------------- -------------- ------------------------ ----------------------
Less than $100,000                4.25%                    4.44%                  3.75%
------------------------- -------------- ------------------------ ----------------------
$100,000 to $249,999              3.50                     3.63                   3.00
------------------------- -------------- ------------------------ ----------------------
$250,000 to $499,999              2.50                     2.56                   2.00
------------------------- -------------- ------------------------ ----------------------
$500,000 to $999,999              2.00                     2.04                   1.75
------------------------- -------------- ------------------------ ----------------------
$1 million or more                None                     None                   None*
------------------------- -------------- ------------------------ ----------------------

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

* Dealer may be eligible for a finders fee as described in  "Purchasing  Class A
Shares without a Sales Charge" below.

CLASS D SHARES

Class D shares are available to the following:

o    Investors who received  Class D shares of a Fund in a  reorganization  of a
     Nationwide  fund into a series of the Trust,  as long as you  purchase  the
     Class D shares through the same account in the same capacity and

o    Persons  eligible  to  purchase  Class D shares  without a sales  charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS D SHARES

 -----------------------------------------------------------------------------
                                            SALES CHARGE
                                         AS A PERCENTAGE           DEALER
                                           OF NET AMOUNT    COMMISSION AS
 AMOUNT OF                    OFFERING          INVESTED    PERCENTAGE OF
 PURCHASE                        PRICE   (APPROXIMATELY)   OFFERING PRICE
 -------------------------------------------------------------------------
 Less than $50,000                4.50%             4.71%            4.00%
 -------------------------------------------------------------------------
 $50,000 to $99,999               4.00              4.17             3.50
 -------------------------------------------------------------------------
 $100,000 to $249,999             3.00              3.09             2.50
 -------------------------------------------------------------------------
 $250,000 to $499,999             2.50              2.56             1.75
 -------------------------------------------------------------------------
 $500,000 to $999,999             2.00              2.04             1.25
 -------------------------------------------------------------------------
 $1 million or more               None              None             None
 -------------------------------------------------------------------------

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

If you qualify for a  reduction  or waiver of Class A or Class D sales  charges, you must notify Customer Service,  your financial adviser or other  intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current  value of those  shares,  whichever  is higher.  The current value of shares  is  determined  by  multiplying  the  number of shares by their current  NAV.  In order  to  obtain a sales  charge  reduction,  you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase,  with information regarding shares of the Funds held in other accounts which may be eligible for  aggregation.  Such  information  may include  account statements  or  other  records  regarding  shares  of the  Fund  held in (i) all
accounts  (e.g.,   retirement  accounts)  with  the  Funds  and  your  financial intermediary;  (ii)  accounts  with other  financial  intermediaries;  and (iii)
accounts in the name of immediate family household  members (spouse and children under 21). You should retain any records  necessary to  substantiate  historical costs because the Fund, its transfer agent and financial  intermediaries may not maintain  this  information.  Otherwise,  you may not receive the  reduction  or waiver.  See  "Reduction  of Class A and Class D Sales  Charges"  and "Waiver of
Class A and Class D Sales  Charges"  below and "Reduction of Class A and Class D
Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in
the SAI for more  information.  This information  regarding  breakpoints is also available free of charge at [www.____________.com]

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A and Class D shares through one or more of these methods:

o    A LARGER  INVESTMENT.  The sales  charge  decreases  as the  amount of your investment increases.
o    RIGHTS OF  ACCUMULATION.  To qualify for the reduced  Class A sales  charge that would apply to a larger  purchase  than you are  currently  making (as shown in the table above),  you and other family members living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all  Aberdeen  Funds that you  currently  own or are  currently purchasing to the value of your Class A purchase.
o    SHARE  REPURCHASE  PRIVILEGE.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)
o    LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  during a 13-month  period,  your sales charge is based on the total  amount  you  intend to  invest.  You are  permitted  to backdate the letter in order to include  purchases made during the previous
     90 days. You can also combine your purchase of Class A, Class B and Class C shares  with your  purchase  of Class D shares to  fulfill  your  Letter of
     Intent. You are not legally required to complete the purchases indicated in your  Letter of  Intent.  However,  if you do not  fulfill  your  Letter of
     Intent,  additional  sales  charges  may be due and shares in your  account would be liquidated to cover those sales charges.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

Front-end  sales  charges  on Class A and  Class D  shares  are  waived  for the following purchasers:
o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement  with  [_______________]  (the  "Distributor")  to waive sales charges. (Class A shares only);
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor. (Class A shares only);
o    any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen  Fund;
o    retirement plans (Class A shares only);
o    investment advisory clients of the Adviser's affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply when you

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

redeem your  shares in certain  circumstances  (see  Contingent  Deferred  Sales
Charges on Certain Redemptions of Class A Shares).

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

A CDSC of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the  Distributor to your financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase.  The
CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason; or
o    no finders fee was paid; or
o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

 AMOUNT OF                                 $1 MILLION       $4 MILLION   $25 MILLION
 PURCHASE                               TO $3,999,999   TO $24,999,999       OR MORE
 -----------------------------------------------------------------------------------
 Amount of CDSC on  Funds if
 redeemed within 18 months of purchase          0.75%            0.50%         0.25%

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges--Class A, Class B and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund is described above;  however,  the CDSCs for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:
o    the  redemption  of Class A,  Class B or Class C shares  purchased  through reinvested dividends or distributions;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class  A,  Class B or  Class C  shares  redeemed  following  the  death  or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  of  Class  A,  Class  B  or  Class  C  shares  from
     traditional   IRA  accounts   after  age  70-1/2  and  for  other  required
     distributions from retirement accounts; and
o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS X AND CLASS Y SHARES.

The CDSD is waived on:

o    the redemption of Class X or Class Y shares  purchased  through  reinvested dividends or distributions;
o    Class X shares which are qualifying redemptions of Class X shares under the
     Automatic Withdrawal Program;
o    Class X or Class Y shares  redeemed  following the death or disability of a shareholder,  provided  the  redemption  occurs  within  one  year  of  the shareholder's death or disability;
o    mandatory  withdrawals of Class X and Class Y shares from  traditional  IRA accounts  after  age  70-1/2  and for  other  required  distributions  from retirement accounts; and
o    redemptions of Class Y shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is  charged  when you redeem  your Class X or Class Y shares,  and you then reinvest the proceeds in Class X or Class Y shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                      7 YEARS
 SALE WITHIN  1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS   6 YEARS    OR MORE
 ---------------------------------------------------------------------------
 Sales charge     5%       4%       3%       3%       2%        1%        0%

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares,  you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

CLASS X SHARES

Class X shares are available only to investors that were previously shareholders of the Nationwide Tax-Free Income Fund. Class X shares may be appropriate if you do not want to pay a front-end  sales charge and anticipate  holding your shares for longer than six years.

If you redeem  Class X shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                        7 YEARS
 SALE WITHIN 1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
 ------------------------------------------------------------------------------
 Sales charge     5%        4%        3%        3%        2%        1%       0%
 ------------------------------------------------------------------------------

CONVERSION OF CLASS X SHARES

After you hold your Class X shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class X shares,  you may receive fewer Class A shares than the Class X shares converted; however, the total dollar value is the same.

CLASS Y SHARES

Both the  front-end  sales charge and CDSC  applicable to Class Y shares will be
waived  for   redemptions  of  retirement   plans  offered  by  retirement  plan
administrators that maintain an agreement with the Fund or the Distributor.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges--Class  A, Class B and Class C Shares" for a list of situations  where a
CDSC is not charged.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges,  if any, are paid to the Distributor.  These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

The Fund has  adopted a  Distribution  Plan under  Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C, Class X and Class
Y shares of the Fund to compensate the Distributor for expenses  associated with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  shareholder  servicing  fees.  These  fees are paid to the
Distributor  and are  either  kept or paid to your  financial  adviser  or other intermediary for distribution  and shareholder  services.  Class D shares pay no
12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Fund's  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C, Class X and Class Y shares pay the Distributor annual amounts not exceeding the following:

 -------------------------------------------------------------------------
 CLASS                             AS A % OF DAILY NET ASSETS
 -------------------------------------------------------------------------
 Class A shares                    0.25% (distribution or service fee)
 -------------------------------------------------------------------------
 Class B shares                    1.00% (0.25% service fee)
 -------------------------------------------------------------------------
 Class C shares                    1.00% (0.25% service fee)
 -------------------------------------------------------------------------
 Class X shares                    0.85% (0.10% service fee)
 -------------------------------------------------------------------------
 Class Y shares                    0.85% (0.10% service fee)
 -------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A and  Class D shares  of the  Fund are  subject  to fees  pursuant  to an
Administrative  Services  Plan  adopted by the Board of  Trustees  of the Trust.
(These fees are in  addition to Rule 12b-1 fees for Class A shares as  described above.)  These fees are paid by the Fund to  broker-dealers  or other  financial
intermediaries  who  provide   administrative  support  services  to  beneficial
shareholders on behalf of the Fund. Under the Administrative  Services Plan, the
Fund  may  pay  a   broker-dealer   or  other   intermediary  a  maximum  annual
administrative  services  fee of 0.25% for Class A and Class D shares;  however, many  intermediaries  do not charge the maximum  permitted fee or even a portion thereof.

Because  these fees are paid out of the Fund's  Class A and Class D share assets on an ongoing  basis,  these fees will  increase the cost of your  investment in such share  class  over time and may cost you more than  paying  other  types of fees.

REVENUE SHARING

The Adviser and/or its affiliates  (collectively,  "Aberdeen") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list and/or access to an  intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to their respective  advisers to ensure that the levels of such advisory fees do not  involve  the  indirect  use of the  Funds'  assets  to pay  for  marketing, promotional or related  services.  Because revenue sharing  payments are paid by
Aberdeen  and not from the  Funds'  assets,  the amount of any  revenue  sharing payments is determined by Aberdeen.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an   intermediary's   personnel  and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:
o    the Distributor and other affiliates of the Adviser;
o    broker-dealers;
o    financial institutions; and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a
broker-dealer's   sale  of  any  of  the  Trust's   shares  in  selecting   such
broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at [________________].

AUTOMATED  VOICE  RESPONSE Call  [_____________],  24 hours a day,  seven days a week, for easy access to mutual fund information.  Choose from a menu of options to:
o        make transactions;
o        hear fund price information; and
o        obtain mailing and wiring instructions.

INTERNET Go to [www.________________.com] 24 hours a day, seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:
o        download Fund prospectuses;
o        obtain information on the Aberdeen Funds;
o        access your account information; and
o        request transactions, including purchases, redemptions and exchanges.

BY REGULAR MAIL Aberdeen Funds, [_______________________________].

BY OVERNIGHT MAIL Aberdeen Funds, [____________________________].

BY FAX [_________________].

FUND  TRANSACTIONS--CLASS  A,  CLASS D,  CLASS B,  CLASS C,  CLASS X and CLASS Y
SHARES

All transaction orders must be received by the Funds' agent in [____________] or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to           *Exchange privileges may be amended or discontinued
purchase.  Each Fund may reject any order to buy shares      upon 60 days written notice to shareholders.
and may suspend the offering of shares at any time.

                                                             **A medallion signature guarantee may be required.  See
                                                             "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Distributor has     Through an authorized intermediary.  The Distributor
relationships with certain brokers and other financial       has relationships with certain brokers and other
intermediaries who are authorized to accept purchase,        financial intermediaries who are authorized to accept
exchange and redemption orders for the Funds.  Your          purchase, exchange and redemption orders for the
transaction is processed at the NAV next calculated after    Funds.  Your transaction is processed at the NAV next
the Funds' agent or an authorized intermediary receives      calculated after the Funds' agent or an authorized
your order in proper form.                                   intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------

By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Funds do not     Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Funds follow procedures to confirm that    application.  The Funds follow procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Funds may revoke           results from executing such instructions.  The Funds
telephone privileges at any time, without notice to          may revoke telephone privileges at any time, without
shareholders.                                                notice to shareholders.  For redemptions, shareholders
                                                             who own shares in an IRA account should call
                                                             [____________].

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.

                                                             The Funds may record telephone instructions to redeem
                                                             shares, and may request redemption instructions in
                                                             writing, signed by all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website.  However, the Funds may discontinue          Funds' website.  However, the Funds may discontinue
on-line transactions of Fund shares at any time.             on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire.  You may have your bank transmit funds by      By bank wire.  The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank.  (The       redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

By Automated Clearing House (ACH).  You can fund your        By Automated Clearing House (ACH).  Your redemption
Aberdeen Funds' account with proceeds from your bank via     proceeds can be sent to your bank via ACH on the second
ACH on the second business day after your purchase order     business day after your order has been processed.  A
has been processed.  A voided check must be attached to      voided check must be attached to your application.
your application.  Money sent through ACH typically          Money sent through ACH should reach your bank in two
reaches Aberdeen Funds from your bank in two business        business days.  There is no fee for this service.  (The
days.  There is no fee for this service.  (The               authorization will be in effect unless you give the
authorization will be in effect unless you give the Funds    Funds written notice of its termination.)
written notice of its termination.)

                                                             ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactions.  Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:
o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.
o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each  Fund's  assets are valued  primarily  on the basis of the last  quoted bid price.  Where  such bid  prices  are  either  unavailable  or are  deemed by the
Advisers to be unreliable,  a Pricing Committee,  consisting of employees of the
Advisers,  meets to determine a manual "fair  valuation" in accordance  with the
Valuation  Procedures.  In  addition,  the Pricing  Committee  will "fair value"
securities  whose value is affected by a  "significant  event."  Pursuant to the
Valuation  Procedures,  any "fair valuation" decisions are subject to the review of the Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or  other  developments  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable  and may  trigger  fair value  pricing  for  certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after  the last  market  pricing  of the  security,  the Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's shares are purchased and redeemed are fair and
do  not  result  in  dilution  of   shareholder   interests  or  other  harm  to
shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS B, CLASS C AND CLASS D SHARES
To open an account                                   $2,000 (per Fund)
To open an IRA account                               $1,000 (per Fund)
Additional investments                                 $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                               $1,000
Additional Investments
(Automatic Asset Accumulation Plan)                                $50

Class X and Class Y Shares
Additional investments                                            $100
Additional Investments
(Automatic Asset Accumulation Plan)                               $ 50

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record  information that identifies each person that opens a new account and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

As a result,  unless such information is collected by the broker-dealer or other financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:
o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing); and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Fund and other financial  institutions from opening a new account  unless they receive the minimum  identifying  information listed above.  After an account is opened, the Fund may restrict your ability to purchase  additional shares until your identity is verified.  The Fund may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Fund and may have a negative effect on  performance.  Shareholders  are  encouraged to keep their accounts above the
Fund's minimum.
o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each fund may waive the quarterly fee.
o    The Fund reserves the right to redeem your remaining  shares and close your account if a redemption  of shares  brings the value of your account  below the  minimum.  In such  cases,  you will be  notified  and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:
o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement; and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Aberdeen Fund,  but may not exchange  between
     Class A shares and Class B shares. Subject to the conditions above, Class X and Class Y shareholders  may exchange their shares for Class B and Class C shares,  respectively,  of any Aberdeen Fund. However, if you exchange your
     Class X or Class Y shares,  you will not be permitted to exchange back into
     Class X or Class Y shares of the original  Fund.  In addition,  you may not exchange Class X or Class Y shares of a Fund into Class X or Class Y shares of any other Fund. The exchange  privileges may be amended or  discontinued
     upon 60 days written notice to shareholders.

The  exchange  privileges  may be amended or  discontinued  upon 60 days written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class D, Class B or Class
C shares. However,

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

o    if you exchange  from Class A shares of a Fund with a lower sales charge to a fund with a higher sales  charge,  you may have to pay the  difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to automatically redeem shares in Class A, Class D, Class B, Class
C,  Class X and  Class Y  shares  in a  minimum  amount  of  $50.  Complete  the appropriate  section of the Mutual Fund  Application for New Accounts or contact your financial  intermediary or the Funds'  transfer  agent.  Your account value must meet the  minimum  initial  investment  amount at the time the  program  is established.  This  program may reduce and  eventually  deplete,  your  account.
Generally, it is not advisable to continue to purchase Class A or Class C shares subject  to a sales  charge  while  redeeming  shares  using  this  program.  An automatic  withdrawal  plan for Class C shares will be subject to any applicable
CDSC. If you own Class B shares,  you will not be charged a CDSC on  redemptions if you  redeem  12% or  less  of your  account  value  in a  single  year.  More information  about the  waiver of the CDSC for Class B shares is  located in the
SAI.

SELLING SHARES

You can sell, or in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

IF YOU REDEEM  ALL OF YOUR CLASS X OR CLASS Y SHARES OF A FUND,  YOU WILL NOT BE
ABLE TO BUY CLASS X OR CLASS Y SHARES, RESPECTIVELY, OF THAT FUND IN THE FUTURE.

You may not be able to redeem  your  Fund  shares  or  Aberdeen  Funds may delay paying your redemption proceeds if:
o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted; or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:
o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Fund  reserves the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Fund different instructions.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

Under extraordinary  circumstances,  the Fund, in its sole discretion, may elect to honor redemption  requests by transferring some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the  affiliated  shareholder's  proportionate  share of the Fund's  current  net assets,  and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion  signature  guarantee is required for  redemptions  of shares of the
Fund in any of the following instances:
o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record; or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:
o        disrupt portfolio management strategies;
o        increase brokerage and other transaction costs; and
o        negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances,  may dilute the value
of  Fund  shares  if  redeeming   shareholders   receive  proceeds  (and  buying
shareholders  receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Fund:

MONITORING OF TRADING ACTIVITY

The Fund,  through the Adviser,  monitors  selected trades and flows of money in and  out of the  Fund  in an  effort  to  detect  excessive  short-term  trading activities. If a shareholder is found to have engaged in

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

excessive  short-term  trading,  the  Fund  may,  in  its  discretion,  ask  the shareholder to stop such activities or refuse to process  purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever the Fund is able to identify short-term trades and/or traders, the Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:
o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

The  Fund  also has  implemented  redemption  and  exchange  fees to  discourage excessive trading and to help offset the expense of such trading.

In general:
o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Aberdeen Funds.  These
     Aberdeen  Funds will assess either a redemption fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Aberdeen Fund.  The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The  Fund has fair  value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying Shares--Share Price.

Despite its best efforts,  the Fund may be unable to identify or deter excessive trades  conducted  through  certain  intermediaries  or  omnibus  accounts  that transmit aggregate  purchase,  exchange and redemption orders on behalf of their customers.  In short,  the Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on certain funds if you redeem or exchange your shares within a designated  holding period. The redemption fee is paid directly to the fund from which the  shares  are  being  redeemed  and is  designed  to  offset  brokerage commissions, market impact and other costs associated with short-term trading of fund shares.  For  purposes of  determining  whether a  redemption  fee applies, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a  redemption/exchange  fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:
o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  following the death or disability of a  shareholder.  The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs after age  70-1/2 and other  required  distributions  from  retirement accounts;
o    shares redeemed or exchanged from retirement  accounts within 30 days of an automatic payroll deduction; or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement  plan  distributions  or sale within 30 calendar  days of an  automatic  payroll  deduction,  you must  inform  Customer
Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the  exception.  Redemption and exchange fees will be  assessed  unless or until the Funds are  notified  that an  account  is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:
o    broker wrap fee and other fee-based programs;
o    omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

SECTION 4 INVESTING WITH ABERDEEN FUNDS (CONT.)

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

-------------------------------------------------------------------------------
                                                                       MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
-------------------------------------------------------------------------------
Aberdeen China Opportunities Fund                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Developing Markets Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Financial
   Services Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Health
   Sciences Fund                                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Natural
   Resources Fund                                     2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Technology and
   Communications Fund                                2.00%                90
-------------------------------------------------------------------------------
Aberdeen Global Utilities Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                      2.00%                90
-------------------------------------------------------------------------------
Aberdeen International Equity Fund                    2.00%                90
-------------------------------------------------------------------------------
Aberdeen Market Neutral Fund                          2.00%                90
-------------------------------------------------------------------------------
Aberdeen Mid Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Fund                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                 2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Growth
   Fund                                               2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Small Cap Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Small Cap Value Fund                         2.00%                90
-------------------------------------------------------------------------------
Aberdeen Equity Long-Short Fund                       2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Worldwide Fund                        2.00%                90
-------------------------------------------------------------------------------
Aberdeen Select Equity Fund                           2.00%                30
-------------------------------------------------------------------------------
Aberdeen Select Growth Fund                           2.00%                30
-------------------------------------------------------------------------------

Aberdeen Tax-Free Income Fund                         2.00%                 7
-------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income  tax  consequences  of owning  Fund  shares.  The Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue  Code. As such,  the Fund  generally  pays no federal  income tax on the income and gains it  distributes  to you.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation, please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

The Tax-Free Fund expects to declare and distribute net  investment  income,  if any, to  shareholders  as  dividends  monthly.  Capital  gains,  if any,  may be distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested  in shares of the Fund.  You may  request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest the check proceeds and future  distributions  in the shares of the Fund at the Fund's then-current NAV until you give the Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from the Fund,  whether you reinvest  your  distributions  in additional
Fund shares or receive them in cash,  are subject to federal  income tax,  state taxes or local taxes:
o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations; and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Fund, from  ascertaining  with certainty,  until after the calendar  year end, and in some cases the Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Fund (both  taxable  dividends  and  capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income  tax).  If you invest in a Fund  shortly  before it makes a capital  gain distribution,  some of your  investment  may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SECTION 5 DISTRIBUTIONS AND TAXES (CONT.)

Most  distributions  from the  Tax-Free  Fund will  consist  of  exempt-interest dividends  (dividends  paid from interest  earned on municipal  securities).  In general, these dividends are exempt from regular federal income tax. Any taxable distributions will be reported on Form 1099-DIV.  Exempt-interest dividends from
interest   earned  on  municipal   securities   of  a  state  or  its  political
subdivisions,  generally are also exempt from that state's  personal income tax.
Income from municipal  securities of other states  generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment  for  retirement  plans and  other  tax-exempt  investors.  Corporate shareholders should note that exempt-interest  dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisers about the  taxability of this income before  investing in the Fund.
Exempt-interest  dividends are taken into account when  determining  the taxable portion of your Social Security or railroad retirement  benefits.  Each Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When  you  invest  in the  Fund  through  a  qualified  employee  benefit  plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup  withholding  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

SECTION 6 ABERDEEN TAX-FREE INCOME FUND FINANCIAL HIGHLIGHTS

Because  the  Aberdeen  Tax-Free  Income  Fund is new,  there  are no  financial highlights to report as of the date of this Prospectus.

INFORMATION FROM ABERDEEN FUNDS

Please read this Prospectus before you invest and keep it with your records. The following  documents  --  which  may be  obtained  free  of  charge  --  contain additional information about the Funds:
o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment  strategies that significantly  affected each Fund's performance during its last fiscal year)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund or to make other shareholder  inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  [______________]  or write to us at the address listed below, to request (1)
additional  copies  free of charge or (2) that we  discontinue  our  practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
[________________] for information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
 Aberdeen Funds

[______________]

BY OVERNIGHT MAIL:
 Aberdeen Funds

[______________]

FOR 24-HOUR ACCESS:

[_______________]  (toll free) Customer Service  Representatives are available 8
a.m. - 9 p.m.  Eastern Time,  Monday through Friday.  Call after 7 p.m.  Eastern
Time for closing  share  prices.  Also,  visit the  Aberdeen  Funds'  website at
[www._______________.com]

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request to publicinfo@sec.gov,
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090); or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: [_________________]

                       STATEMENT OF ADDITIONAL INFORMATION

                              _______________, 2007

                                 ABERDEEN FUNDS

ABERDEEN SELECT EQUITY FUND
ABERDEEN MID CAP GROWTH FUND
ABERDEEN SELECT SMALL CAP FUND
ABERDEEN SELECT GROWTH FUND
ABERDEEN SELECT WORLDWIDE FUND
ABERDEEN CHINA OPPORTUNITIES FUND
ABERDEEN DEVELOPING MARKETS FUND
ABERDEEN INTERNATIONAL EQUITY FUND
ABERDEEN HEDGED CORE EQUITY FUND
ABERDEEN MARKET NEUTRAL FUND
ABERDEEN EQUITY LONG-SHORT FUND
ABERDEEN GLOBAL FINANCIAL SERVICES FUND
ABERDEEN GLOBAL HEALTH SCIENCES FUND
ABERDEEN GLOBAL NATURAL RESOURCES FUND
ABERDEEN GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
ABERDEEN GLOBAL UTILITIES FUND
ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH
ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH
ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE
ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE
ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY
ABERDEEN SMALL CAP FUND
ABERDEEN SMALL CAP OPPORTUNITIES FUND
ABERDEEN SMALL CAP GROWTH FUND
ABERDEEN SMALL CAP VALUE FUND
ABERDEEN TAX-FREE INCOME FUND

Aberdeen  Funds  (the  "Trust")  is a  registered  open-end  investment  company consisting  of 26 series as of the date hereof.  This  Statement  of  Additional
Information  ("SAI")  relates to all series of the Trust which are listed  above
(each, a "Fund" and collectively, the "Funds").

This  SAI  is not a  prospectus  but  is  incorporated  by  reference  into  the
Prospectuses  for the Funds.  It  contains  information  in addition to and more detailed  than  that  set  forth  in the  Prospectuses  and  should  be  read in conjunction with the following Prospectuses:

o    Aberdeen Select Equity Fund,  Aberdeen Mid Cap Growth Fund, Aberdeen Select
     Small Cap Fund,  Aberdeen Select Growth Fund and Aberdeen Select  Worldwide
     Fund;

o    Aberdeen China  Opportunities  Fund,  Aberdeen  Developing Markets Fund and
     Aberdeen International Equity Fund;

o    Aberdeen Hedged Core Equity Fund,  Aberdeen  Market Neutral Fund,  Aberdeen
     Equity Long-Short Fund

o    Aberdeen Global  Financial  Services Fund,  Aberdeen Global Health Sciences
     Fund,  Aberdeen Global Natural  Resources Fund,  Aberdeen Global Technology
     and Communications Fund and Aberdeen Global Utilities Fund.

o    Aberdeen Optimal Allocations Fund:  Moderate,  Aberdeen Optimal Allocations
     Fund: Moderate Growth,  Aberdeen Optimal Allocations Fund: Growth, Aberdeen
     Optimal Allocations Fund: Specialty, and Aberdeen Optimal Allocations Fund:
     Defensive;

o    Aberdeen Small Cap Fund,  Aberdeen Small Cap Opportunities  Fund,  Aberdeen
     Small Cap Growth Fund, Aberdeen Small Cap Value Fund

o    Aberdeen Tax-Free Income Fund

Terms  not  defined  in this  SAI  have  the  meanings  assigned  to them in the
Prospectuses. You can order copies of the Prospectuses without charge by writing to Citi Fund Services ("Citi") at 3435 Stelzer Road,  Columbus,  Ohio 43219-3035
or calling (toll-free) the Transfer Agent at _____________.

                                                                          PAGE

GENERAL INFORMATION AND HISTORY..............................................1

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES......1

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND

                               GENERAL INFORMATION

     The  Trust  is  an  open-end  management  investment  company  formed  as a statutory  trust  under the laws of the state of Delaware  by a  Certificate  of
Trust filed on September 27, 2007. The Trust  currently  consists of 26 separate series,  each with its own investment  objective.  Each of the Funds, except the
Aberdeen Select Equity,  Aberdeen Select Growth, Aberdeen Select Worldwide Fund,
Aberdeen Global Health Sciences,  Aberdeen Global Financial  Services,  Aberdeen
Global Natural Resources,  Aberdeen Global Utilities, Aberdeen Global Technology
and Communications,  and each of the Optimal Allocations Funds, is a diversified open-end management  investment company as defined in the Investment Company Act of 1940,  as amended  (the "1940  Act").  Each of the  Aberdeen  Select  Equity,
Aberdeen Select Growth,  Aberdeen Select Worldwide Fund,  Aberdeen Global Health
Sciences, Aberdeen Global Financial Services, Aberdeen Global Natural Resources,
Aberdeen Global  Utilities,  Aberdeen Global Technology and  Communications  and
each of the Optimal Allocations Funds, is a non-diversified  open-end management investment company as defined in the 1940 Act.

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

All Funds

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies,  investment techniques and risks.
This SAI  contains  additional  information  regarding  both the  principal  and non-principal investment strategies of the Funds. The following tables set forth additional  information  concerning  permissible  investments and techniques for each of the Funds.  A "Y" in the table  indicates that the Fund may invest in or follow the  corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding  instrument or technique.

     With respect to the Optimal  Allocations Funds (the "Fund of Funds"),  this
SAI, like the Prospectuses  for such Funds,  uses the term "Fund" to include the mutual funds in which the Fund of Funds will invest (the "Underlying Funds").

     Please review the discussions in the Prospectuses  for further  information regarding the investment objectives and policies of each Fund.

----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
                                                                                                                        ABERDEEN
                        ABERDEEN   ABERDEEN   ABERDEEN    ABERDEEN  ABERDEEN   ABERDEEN      ABERDEEN    ABERDEEN       HEDGED
TYPES OF INVESTMENT     SELECT     MID CAP    SELECT      SELECT    SELECT     CHINA         DEVELOPING  INTERNATIONAL  CORE
OR TECHNIQUE            EQUITY     GROWTH     SMALL CAP   GROWTH    WORLDWIDE  OPPORTUNITIES MARKETS     EQUITY         EQUITY
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
U.S. common stocks          Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Preferred stocks            Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Small company stocks        Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Special situation
companies                   Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Illiquid securities         Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Restricted securities       Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
When-issued /
delayed-delivery
securities                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Investment companies        Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Real estate
investment trust
(REITS)                                Y          Y                      Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Securities of foreign
issuers                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Depositary receipts         Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Securities from
developing
countries/emerging
markets                                Y                     Y           Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Convertible securities      Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Long-term debt                                               Y                      Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Long-term debt when
originally issued but
with 397 days or less
remaining to maturity       Y                                Y                      Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Short-term debt             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Floating and variable
rate securities             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Zero coupon securities                                                                           Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Pay-in-kind bonds                                                                                Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Deferred payments
securities                                                                                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Non-investment grade
debt                                                         Y                                   Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Loan participations
and assignments             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Sovereign debt
(foreign)
(denominated in U.S.$)                 Y                                 Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Foreign commercial
paper (denominated in
U.S. $)                     Y                                            Y                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Duration                                                                 Y                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
U.S. government
securities                  Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Money market
instruments                 Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Mortgage-backed
securities                                                   Y                                   Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Stripped mortgage
securities
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Collateralized
mortgage obligations
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Mortgage dollar rolls
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Asset-backed
securities                             Y                     Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Bank and/or Savings
and Loan obligations        Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Repurchase agreements       Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Derivatives                 Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Reverse repurchase
agreements                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Warrants                    Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Futures                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Options                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Foreign currencies                                           Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Forward currency
contracts                              Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Borrowing money             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Lending portfolio
securities                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Investment of
securities lending
collateral                  Y          Y                     Y           Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Short sales                            Y                                 Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Participation
Interests
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Swap Agreements                                              Y                                                              Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Credit Default Swaps
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Wrap Contracts
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Indexed securities          Y                     Y          Y                      Y                                       Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Strip Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Put Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Private Activity and
Industrial
Development Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Custodial Receipts
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Extendable Commercial
Notes
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Standby Commitment
Agreements
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Municipal Securities
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Equity Linked Notes                                                                 Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Exchange Traded Funds                                                                                          Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------

------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
                                                                         ABERDEEN                   ABERDEEN
                                         ABERDEEN   ABERDEEN  ABERDEEN   GLOBAL                     OPTIMAL      ABERDEEN
TYPES OF            ABERDEEN   ABERDEEN  GLOBAL     GLOBAL    GLOBAL     TECHNOLOGY      ABERDEEN   ALLOCATIONS  OPTIMAL:
INVESTMENT OR       MARKET     EQUITY    FINANCIAL  HEALTH    NATURAL    AND             GLOBAL     FUND:        MODERATE
TECHNIQUE           NEUTRAL   LONG-SHORT SERVICES   SCIENCES  RESOURCES  COMMUNICATIONS  UTILITIES  GROWTH       GROWTH
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
U.S. common stocks      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Preferred stocks        Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Small company
stocks                  Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Special situation
companies               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Illiquid
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Restricted
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
When-issued /
delayed-delivery
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Investment
companies               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Real estate
investment trust
(REITS)                 Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Securities of
foreign issuers         Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Depositary
receipts                Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Securities from
developing
countries/emerging
markets                 Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Convertible
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Long-term debt          Y                    Y                    Y                          Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Long-term debt
when originally
issued but with
397 days or less
remaining to
maturity                          Y          Y         Y          Y                          Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Short-term debt         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Floating and
variable rate
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Zero coupon
securities              Y                    Y                                               Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Pay-in-kind bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Deferred payments
securities                                   Y                                               Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Non-investment
grade debt              Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Loan
participations
and assignments         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Sovereign debt
(foreign)
(denominated in
U.S.$)                  Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Foreign
commercial paper
(denominated in
U.S. $)                                                Y          Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Duration                                               Y                                                 Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
U.S. government
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Money market
instruments             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Mortgage-backed
securities                                                                                               Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Stripped mortgage
securities
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Collateralized
mortgage
obligations                                                                                                         Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Mortgage dollar
rolls                                                                                                    Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Asset-backed
securities                                                        Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Bank and/or
Savings and Loan
obligations             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Repurchase
agreements              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Derivatives             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Reverse
repurchase
agreements              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Warrants                Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Futures                 Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Options                 Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Foreign currencies      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Forward currency
contracts               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Borrowing money         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Lending portfolio
securities              Y         Y          Y         Y          Y            Y                         Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Investment of
securities
lending collateral      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Short sales             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Participation
Interests
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Swap Agreements         Y         Y                               Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Credit Default
Swaps                   Y                                         Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Wrap Contracts
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Indexed
securities              Y         Y                               Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Strip Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Put Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Private Activity
and Industrial
Development Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Custodial
Receipts
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Aberdeen Contract
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Extendable
Commercial Notes                                                  Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Standby
Commitment
Agreements
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Municipal
Securities
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Equity Linked
Notes
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Exchange Traded
Funds                   Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------

--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------

                      ABERDEEN    ABERDEEN      ABERDEEN
                      OPTIMAL     OPTIMAL       OPTIMAL                               ABERDEEN   ABERDEEN
                      ALLOCATIONS ALLOCATIONS   ALLOCATIONS             ABERDEEN      SMALL      SMALL      ABERDEEN
TYPES OF INVESTMENT   FUND:       FUND:         FUND:        ABERDEEN   SMALL CAP     CAP        CAP        TAX-FREE
OR TECHNIQUE          MODERATE    DEFENSIVE     SPECIALTY    SMALL CAP  OPPORTUNITIES GROWTH     VALUE      INCOME
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
U.S. common stocks        Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Preferred stocks          Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Small company
stocks                    Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Special situation
companies                 Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Illiquid securities       Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Restricted
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
When-issued /
delayed-delivery
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Investment
companies                 Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Real estate
investment trust
(REITS)                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Securities of
foreign issuers           Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Depositary receipts       Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Securities from
developing
countries/emerging
markets                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Convertible
securities                Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Long-term debt            Y            Y             Y           Y                                              Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Long-term debt when
originally issued
but with 397 days
or less remaining
to maturity               Y            Y             Y           Y                                              Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Short-term debt           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Floating and
variable rate
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Zero coupon
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Pay-in-kind bonds                      Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Deferred payments
securities                             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Non-investment
grade debt                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Loan participations
and assignments           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Sovereign debt
(foreign)
(denominated in
U.S.$)                    Y            Y             Y           Y           Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Foreign commercial
paper (denominated
in U.S. $)                Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Duration                  Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
U.S. government
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Money market
instruments               Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Mortgage-backed
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Stripped mortgage
securities                             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Collateralized
mortgage obligations      Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Mortgage dollar
rolls                     Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Asset-backed
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Bank and/or Savings
and Loan obligations      Y            Y             Y           Y           Y                                  Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Repurchase
agreements                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Derivatives               Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Reverse repurchase
agreements                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Warrants                  Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Futures                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Options                   Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Foreign currencies        Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Forward currency
contracts                 Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Borrowing money           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Lending portfolio
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Investment of
securities lending
collateral                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Short sales               Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Participation
Interests
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Swap Agreements           Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Credit Default Swaps                   Y                                     Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Wrap Contracts
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Indexed securities        Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Strip Bonds                            Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Put Bonds                              Y                                                                        Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Private Activity
and Industrial
Development Bonds
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Custodial Receipts                     Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Extendable
Commercial Notes          Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Standby Commitment
Agreements
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Municipal
Securities                                                                                                      Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Equity Linked Notes
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Exchange Traded
Funds                     Y            Y             Y                       Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds of Funds

     Each of the  Optimal  Allocations  Funds is a "fund of funds,"  which means that each such Fund invests  primarily in other mutual funds.  The  Prospectuses for the Funds of Funds discuss the investment objectives and strategies for such
Funds and explains the types of underlying mutual funds (the "Underlying Funds")
in which each Fund of Funds may invest. Underlying Funds invest in stocks, bonds and other  securities and reflect varying  amounts of potential  investment risk and  reward.  Each  Fund of Funds  allocates  its  assets  among  the  different
Underlying  Funds.  Periodically,  each  Fund of Funds  will  adjust  its  asset allocation  target  ranges  to  ensure  broad  diversification  and to adjust to changes in market conditions.

Information Concerning Duration

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or coupon  rate of  interest  of a debt  security,  the longer the  duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration  calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities  often have final  maturities of ten or more years;
however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage  pass-through  securities.  The stated final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining  the  securities'  interest rate  exposure.  In these and other similar  situations,  a Fund's investment  adviser or subadviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate exposure.  Since the computation of duration is based on  predictions  of future events  rather than known  factors, there can be no  assurance  that a Fund will at all times  achieve its  targeted portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is  commonly  the case.) When  interest  rates are  rising,  a portfolio  with a shorter  duration will generally  outperform  longer duration  portfolios.  With respect to the composition of a fixed-income portfolio,  the longer the duration of the portfolio,  generally,  the greater the  anticipated  potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Debt Obligations

     Debt  obligations are subject to the risk of an issuer's  inability to meet principal and interest  payments on its obligations when due ("credit risk") and
are  subject  to  price   volatility  due  to  such  factors  as  interest  rate
sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  term securities (which tend to be less volatile in price)
into long term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Fund also  relies  upon the  independent  advice of a Fund's  adviser or subadviser(s) to evaluate potential investments.  This is particularly important for lower-quality  securities.  Among the factors that will be considered is the long-term  ability of the  issuer to pay  principal  and  interest  and  general economic  trends,  as well as an issuer's capital  structure,  existing debt and earnings  history.  The  Appendix to this  Statement of  Additional  Information contains  further  information  about the rating  categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issuer of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a  particular  issuer to  reflect  subsequent  events.  None of these  events generally  will  require  sale of  such  securities,  but a  Fund's  adviser  or subadviser  will consider such events in its  determination  of whether the Fund should  continue to hold the  securities.  In  addition,  to the extent that the ratings change as a result of changes in an NRSRO or its rating systems,  or due to a corporate  reorganization,  the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality   Securities.   Certain   Funds   anticipate   investing  in
medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities,  commonly known as junk bonds (hereinafter referred to as "lower-quality  securities")  include (i) bonds rated as low as C by Moody's,
Standard & Poor's, or Fitch, Inc. ("Fitch"),  (ii) commercial paper rated as low as C by Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii)
unrated debt securities of comparable quality.  Lower-quality securities,  while generally  offering higher yields than investment  grade securities with similar maturities,  involve  greater  risks,  including the  possibility  of default or bankruptcy.  There is more risk  associated  with these  investments  because of reduced  creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some
quality  and   protective   characteristics   that  are   outweighed   by  large
uncertainties  or major  risk  exposures  to adverse  conditions.  Lower-quality securities are considered to have extremely poor prospects of ever attaining any real  investment  standing,  to have a  current  identifiable  vulnerability  to default  or to be in  default,  to be  unlikely  to have  the  capacity  to make required  interest payments and repay principal when due in the event of adverse business,  financial or economic conditions,  or to be in default or not current in the payment of  interest or  principal.  They are  regarded as  predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The special risk  considerations  in connection with  investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes.  Interest-bearing securities typically  experience  appreciation when interest rates decline and depreciation when interest  rates rise.  The market values of  lower-quality  and  comparable unrated  securities  tend to  reflect  individual  corporate  developments  to a greater  extent  than do  higher-rated  securities,  which  react  primarily  to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities is significantly greater than issuers of higher-rated securities also because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If a Fund  experiences  unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  a Fund may be forced to liquidate  these  securities  at a  substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for that Fund.

     Liquidity and Valuation.  A Fund may have  difficulty  disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities.  The Funds anticipate that such  securities  could  be  sold  only  to  a  limited  number  of  dealers  or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated  securities.
The lack of a liquid  secondary  market may have an adverse impact on the market price of the  security.  As a result,  a Fund's net asset  value and  ability to dispose of particular  securities,  when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted.  The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain  accurate  market  quotations  for purposes of valuing that
Fund's   portfolio.   Market   quotations   are  generally   available  on  many
lower-quality  and  comparable  unrated  issues  only from a  limited  number of dealers and may not  necessarily  represent  firm bids of such dealers or prices for actual sales.  During  periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease  the values and  liquidity  of  lower-quality  and  comparable  unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

o    The Federal Housing Administration and the Farmers Home Administration;

o    The  Government  National  Mortgage  Association  ("GNMA"),  including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;

o    The Federal Home Loan Banks,  whose  securities  are supported  only by the credit of such agency;

o    The  Federal  Farm Credit  Banks,  government-sponsored  institutions  that consolidate the financing activities of the Federal Land Banks, the Federal
     Intermediate Credit Banks and the Banks for Cooperatives; and

o    The  Federal  Home Loan  Mortgage  Corporation  ("FHLMC")  and the  Federal
     National Mortgage Association ("FNMA"), whose securities are supported only by the  credit  of  such  agencies  and  are  not  guaranteed  by the  U.S.
     government.  However,  the  Secretary of the Treasury has the  authority to support FHLMC and FNMA by purchasing  limited  amounts of their  respective obligations.

     Although the U.S.  government or it agencies provide  financial  support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities.  To the extent a Fund purchases the principal portion of STRIPS, the
Fund will not receive regular  interest  payments.  Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current  income,  its price can be  volatile  when  interest  rates change.  In  calculating  its dividend,  the Fund takes into account as income a portion of the difference  between the principal portion of the STRIPS' purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in different forms. The simplest form of mortgage-backed securities is pass-through certificates.  Such  securities  may be issued or guaranteed by U.S.  government agencies or  instrumentalities  or may be issued by private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities that  are  issued  or  guaranteed  by  the  U.S.  government,  its  agencies  or instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

     Since  privately-issued  mortgage  certificates  are not  guaranteed  by an entity having the credit status of GNMA or FHLMC, such securities  generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are  generally  dependent  upon the  continued  creditworthiness  of the provider  of the credit  enhancement.  The ratings of such  securities  could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experienced on the underlying pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities  will meet their  obligations  under the  relevant  policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed  and offered to  investors,  a Fund, consistent  with its  investment  objective  and policies,  may consider  making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time. As a result,  if a Fund purchases these securities at a premium,  a prepayment  rate that is faster than  expected  will reduce  yield to  maturity, while a  prepayment  rate that is slower than  expected  will have the  opposite effect of  increasing  the yield to maturity.  Conversely,  if a Fund  purchases these  securities at a discount,  a prepayment rate that is faster than expected will  increase  yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments  on securities purchased  by the Fund at a  premium  also  impose  a risk of loss of  principal because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically  to align  themselves  with  market  rates.  A Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable  rate  mortgage-backed  securities  in a Fund would likely  decrease.
Also, a Fund's net asset value could vary to the extent that  current  yields on adjustable  rate  mortgage-backed  securities  are different  than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying  mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a
Fund derived from adjustable rate  mortgage-backed  securities which remain in a
mortgage   pool  will   decrease  in  contrast  to  the  income  on  fixed  rate
mortgage-backed  securities,   which  will  remain  constant.   Adjustable  rate
mortgages also have less potential for  appreciation  in value as interest rates decline than do fixed rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through  Certificates  (also known as "Fannie  Maes")  which are solely the obligations  of the FNMA and are not backed by or entitled to the full faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed  securities issued by FHLMC include FHLMC Mortgage Participation  Certificates (also known as "Freddie Macs"
or  "PCs").  The FHLMC is a  corporate  instrumentality  of the  United  States, created pursuant to an Act of Congress,  which is owned entirely by Federal Home
Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection  or  timely  payment  of all  principal  payments  on the  underlying mortgage loans.  When the FHLMC does not guarantee  timely payment of principal,
FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of  principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather they include assets such as motor vehicle  installment  sales contracts,  other  installment loan contracts,  home equity loans,  leases of various types of property and  receivables  from credit card and other  revolving  credit  arrangements.  Payments or  distributions  of
principal  and  interest  on   asset-backed   securities  may  be  supported  by
non-governmental  credit  enhancements  similar to those  utilized in connection with  mortgage-backed  securities.  The  credit  quality  of  most  asset-backed securities depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing  the  security is  insulated  from the credit risk of the originator or any other affiliated  entities,  and the amount and quality of any credit enhancement of the securities.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform  Act,  most CMOs are  today  issued as Real  Estate  Mortgage  Investment
Conduits ("REMICs").  From the perspective of the investor,  REMICs and CMOs are virtually  indistinguishable.  However,  REMICs  differ from CMOs in that REMICs provide  certain tax  advantages  for the issuer of the  obligation.  Multiclass pass-through  securities  are  interests  in a trust  composed of whole loans or
private  pass-throughs   (collectively  hereinafter  referred  to  as  "Mortgage
Assets").  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Typically,  CMOs are  collateralized  by GNMA,  Fannie Mae or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage  Assets.  Unless the context  indicates  otherwise,  all references herein to CMOs include REMICs and multiclass  pass-through  securities.  Payments of principal and interest on the
Mortgage Assets, and any reinvestment  income thereon,  provide the funds to pay debt  service  on the CMOs or make  scheduled  distributions  on the  multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S.  government,  or by private  originators  of, or investors in, mortgage loans,  including  savings and loan  associations,  mortgage  banks,  commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several  classes of a series of a CMO in  innumerable  ways.  In one  structure, payments of  principal,  including any  principal  prepayments,  on the Mortgage
Assets  are  applied to the  classes  of a CMO in the order of their  respective stated maturities or final  distribution  dates, so that no payment of principal will be made on any  class of CMOs  until all other  classes  having an  earlier stated  maturity or final  distribution  date have been paid in full.  As market conditions  change,  and  particularly  during periods of rapid or unanticipated changes in market interest rates, the  attractiveness of the CMO classes and the ability of the structure to provide the anticipated  investment  characteristics may be  significantly  reduced.  Such  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also  invest in,  among  others,  parallel  pay CMOs and Planned
Amortization  Class CMOs ("PAC  Bonds").  Parallel  pay CMOs are  structured  to provide payments of principal on each payment date to more than one class. These simultaneous  payments are taken into account in calculating the stated maturity date or  final  distribution  date of  each  class,  which,  as with  other  CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive the entire principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial  investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage  securities  described above,  certain
Funds may invest in similar  securities  such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes.  Risks  associated with instruments such as Super POs are similar in nature to those risks related to investments in
POs. IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs. Unlike IOs, the owner also has the right to receive a very small  portion of the  principal.
Risks  connected  with  Levered  IOs and  IOettes are similar in nature to those associated  with IOs.  Such Funds may also invest in other  similar  instruments developed  in  the  future  that  are  deemed  consistent  with  its  investment objective,  policies and restrictions.  See "Additional  General Tax Information
For All Funds" in this Statement of Additional Information.

     A Fund may also purchase  stripped  mortgage-backed  securities for hedging purposes to protect that Fund against interest rate  fluctuations.  For example, since an IO will tend to  increase in value as  interest  rates rise,  it may be utilized to hedge against a decrease in value of other  fixed-income  securities in a rising interest rate environment.

     With  respect to IOs,  if the  underlying  mortgage  securities  experience greater than anticipated  prepayments of principal,  the Fund may fail to recoup fully its initial  investment in these  securities  even if the  securities  are rated  in the  highest  rating  category  by a NRSRO.  Stripped  mortgage-backed securities may exhibit  greater price  volatility  than ordinary debt securities because of the manner in which their  principal  and  interest  are  returned to investors.  The  market  value of the class  consisting  entirely  of  principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped  mortgage-backed  securities  that receive all or most of the
interest  are  generally   higher  than   prevailing   market  yields  on  other
mortgage-backed  obligations  because their cash flow patterns are also volatile and  there is a  greater  risk  that the  initial  investment  will not be fully recouped. The market for CMOs and other stripped mortgage-backed  securities may be less  liquid if these  securities  lose their value as a result of changes in interest  rates;  in that  case,  a Fund may have  difficulty  in  selling  such securities.

     Private  Activity and Industrial  Development  Bonds.  Private activity and industrial  development  bonds are obligations  issued by or on behalf of public authorities  to raise  money to  finance  various  privately  owned or  operated facilities  for business  and  manufacturing,  housing,  sports,  and  pollution control.  These  bonds  are  also  used to  finance  public  facilities  such as airports,  mass  transit  systems,  ports,  parking,  and sewage and solid waste disposal  facilities,  as well as certain  other  facilities  or  projects.  The payment of the  principal  and  interest  on such bonds is  generally  dependent solely on the ability of the facility's  user to meet its financial  obligations and the pledge,  if any, of real and  personal  property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities  (including  securities with variable interest  rates)  that may be sold back to the  issuer of the  security  at face value at the option of the holder  prior to their  stated  maturity.  The Fund's adviser or a subadviser  intends to purchase  only those put bonds for which the put option is an integral part of the security as originally  issued. The option to "put" the bond back to the issuer  prior to the  stated  final  maturity  can cushion the price  decline of the bond in a rising  interest  rate  environment.
However,  the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining  the "maturity" of securities  purchased  subject to an option to put, and for the purpose of determining the dollar weighted  average maturity of a Fund holding such  securities,  the Fund will  consider  "maturity"  to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S.
dollars,  issued  under the  framework  of the Brady Plan.  The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor  nations to  restructure  their  outstanding  external commercial bank indebtedness. In restructuring its external debt under the Brady
Plan  framework,  a debtor nation  negotiates  with its existing bank lenders as
well  as  multilateral   institutions  such  as  the   International   Bank  for
Reconstruction and Development (the "World Bank") and the International Monetary
Fund (the "IMF").  The Brady Plan framework,  as it has developed,  contemplates the  exchange of external  commercial  bank debt for newly issued bonds known as
"Brady  Bonds."  Brady  Bonds may also be issued in respect  of new money  being advanced by existing  lenders in  connection  with the debt  restructuring.  The
World Bank and/or the IMF support the  restructuring by providing funds pursuant to loan  agreements  or other  arrangements  that  enable the  debtor  nation to collateralize  the new Brady Bonds or to repurchase  outstanding  bank debt at a discount.  Under these  arrangements  with the World Bank and/or the IMF, debtor nations have been required to agree to the  implementation  of certain  domestic monetary and fiscal reforms.  Such reforms have included the  liberalization  of trade and foreign investment,  the privatization of state-owned  enterprises and the setting of targets for public  spending and  borrowing.  These  policies and programs seek to promote the debtor  country's  economic growth and development.
Investors  should  also  recognize  that the Brady Plan only sets forth  general guiding  principles for economic  reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between debtor nations and their  creditors.  A Fund's  adviser or  subadviser  may believe  that  economic reforms  undertaken by countries in connection  with the issuance of Brady Bonds may make the debt of  countries  which have  issued or have  announced  plans to issue Brady Bonds an attractive  opportunity for investment.  However, there can be no assurance that the adviser or the subadviser's  expectations  with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service  reduction through specific options negotiated by a debtor nation with its creditors.  As a result,  the financial packages offered by each country  differ.  The types of options have included the exchange of outstanding commercial  bank debt for bonds  issued at 100% of face value of such debt which carry a  below-market  stated rate of interest  (generally  known as par bonds), bonds issued at a discount from the face value of such debt (generally  known as discount  bonds),  bonds bearing an interest rate which  increases over time and bonds issued in exchange for the  advancement of new money by existing  lenders.
Regardless  of the stated  face amount and stated  interest  rate of the various types  of Brady  Bonds,  the  applicable  Funds  will  purchase  Brady  Bonds in secondary  markets,  as  described  below,  in which  the price and yield to the investor reflect market  conditions at the time of purchase.  Certain  sovereign bonds are entitled to "value recovery payments" in certain circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero  coupon  bonds with a maturity  equal to the final  maturity  of such Brady
Bonds. The U.S.  Treasury bonds purchased as collateral for such Brady Bonds are financed  by the IMF,  the  World  Bank and the  debtor  nations'  reserves.  In
addition,   interest   payments   on  certain   types  of  Brady  Bonds  may  be
collateralized  by cash or  high-grade  securities  in  amounts  that  typically represent  between 12 and 18 months of interest  accruals  on these  instruments with the balance of the interest accruals being  uncollateralized.  In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations  held as  collateral  for  the  payment  of  principal  will  not be distributed  to investors,  nor will such  obligations  be sold and the proceeds distributed.  The  collateral  will  be  held  by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady  Bonds,  which will  continue to be outstanding,  at which  time the face  amount of the  collateral  will equal the principal  payments  that  would  have then  been due on the Brady  Bonds in the normal  course.  However,  in light of the residual risk of the Brady Bonds and, among other  factors,  the history of default  with respect to  commercial  bank loans  by  public  and  private  entities  of  countries  issuing  Brady  Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady
Bonds with no or limited  collateralization,  and,  for payment of interest  and
(except in the case of principal collateralized Brady Bonds) principal,  will be relying  primarily on the willingness  and ability of the foreign  government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities.  Municipal securities include debt obligations issued by governmental  entities to obtain funds for various public  purposes,  such as the  construction  of a wide  range  of  public  facilities,  the  refunding  of outstanding  obligations,  the payment of general  operating  expenses,  and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public  authorities to finance  various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. The Aberdeen Tax-Free Income
Fund will invest primarily in municipal securities.

     Other types of municipal  securities  include short-term General Obligation
Notes, Tax Anticipation  Notes, Bond Anticipation  Notes,  Revenue  Anticipation
Notes, Project Notes,  Tax-Exempt Commercial Paper,  Construction Loan Notes and
other forms of short-term  tax-exempt  loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other  revenues.  In addition,  the Aberdeen  Tax-Free Income
Fund may invest in other  types of  tax-exempt  instruments,  such as  municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the  Department of Housing and Urban  Development.  While the issuing agency has the primary  obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States  through  agreements  with the issuing authority which provide that, if required,  the federal  government will lend the issuer an amount equal to the  principal of and interest on the Project
Notes.

     The two  principal  classifications  of  municipal  securities  consist  of
"general obligation" and "revenue" issues. The Aberdeen Tax-Free Income Fund may also acquire "moral  obligation"  issues,  which are normally  issued by special purpose  authorities.  There  are,  of  course,  variations  in the  quality  of municipal  securities,  both  within a  particular  classification  and  between classifications, and the yields on municipal securities depend upon a variety of factors,  including the financial condition of the issuer, general conditions of the municipal bond market,  the size of a particular  offering,  the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an
NRSRO as to the  quality  of  municipal  securities.  It should  be  emphasized, however, that ratings are general and are not absolute standards of quality, and municipal  securities with the same maturity,  interest rate and rating may have different yields,  while municipal  securities of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating  required for purchase.  The adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

     An issuer's  obligations under its municipal  securities are subject to the provisions of  bankruptcy,  insolvency,  and other laws affecting the rights and remedies of creditors,  such as the federal  bankruptcy  code, and laws, if any, which may be enacted by Congress or state  legislatures  extending  the time for payment of principal or interest,  or both, or imposing other  constraints  upon the  enforcement of such  obligations or upon the ability of  municipalities  to levy taxes.  The power or ability of an issuer to meet its  obligations  for the payment  of  interest  on and  principal  of  its  municipal  securities  may be materially adversely affected by litigation or other conditions.

     Strip  Bonds.  Strip bonds are debt  securities  that are stripped of their interest (usually by a financial  intermediary) after the securities are issued.
The market value of these  securities  generally  fluctuates more in response to changes  in  interest  rates  than  interest  paying  securities  of  comparable maturity.

     Custodial Receipts.  Certain Funds may acquire U.S.  government  securities and their unmatured  interest  coupons that have been separated  ("stripped") by their holder,  typically a custodian bank or investment  brokerage firm.  Having separated  the  interest  coupons  from  the  underlying  principal  of the U.S.
government  securities,  the holder  will  resell  the  stripped  securities  in custodial receipt programs with a number of different names, including "Treasury
Income  Growth  Receipts"  ("TIGRs")  and  "Certificate  of Accrual on  Treasury
Securities"  ("CATS").  The  stripped  coupons  are  sold  separately  from  the underlying principal, which is usually sold at a deep discount because the buyer receives  only the right to receive a future  fixed  payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying
U.S.  Treasury bonds and notes  themselves are generally held in book-entry form at a Federal Reserve Bank.  Counsel to the underwriters of these certificates or other  evidences of ownership of U.S.  Treasury  securities have stated that, in their opinion,  purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government  securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue
Service  ("IRS") has reached this conclusion for the purpose of applying the tax diversification  requirements  applicable to regulated investment companies such as the Funds.  CATS and TIGRs are not considered U.S.  government  securities by the Staff of the  Securities  and  Exchange  Commission  (the  "SEC"),  however.
Further,  the IRS conclusion is contained only in a general counsel  memorandum, which is an internal document of no precedential  value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     TIPS Bonds.  TIPS are fixed-income  securities  issued by the U.S. Treasury whose  principal  value  is  periodically  adjusted  according  to the  rate  of inflation.  The U.S.  Treasury uses a structure that accrues  inflation into the principal  value of the bond.  Inflation-indexed  securities  issued by the U.S.
Treasury have  maturities of five, ten or thirty years,  although it is possible that securities with other  maturities will be issued in the future.  TIPS bonds typically pay interest on a semi-annual  basis,  equal to a fixed  percentage of
the   inflation-adjusted   amount.   For  example,   if  a  Fund   purchased  an
inflation-indexed  bond with a par value of $1,000  and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was
1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest  payment would be $15.15 ($1,010 times 1.5%).  If inflation  during the second half of the year resulted in the whole year's inflation  equaling 3%, the end-of-year  par value of the bond would be $1,030  and the  second  semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic  adjustment rate measuring  inflation  falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest  payable  on these  securities  (calculated  with  respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.  Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     The value of  inflation-indexed  bonds is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore,  if  inflation  were to rise at a faster rate than  nominal  interest rates,  real interest  rates might  decline,  leading to an increase in value of inflation-indexed  bonds. In contrast,  if nominal interest rates increased at a faster  rate than  inflation,  real  interest  rates  might  rise,  leading to a decrease in value of inflation-indexed bonds.

     While  these  securities  are  expected  to  be  protected  from  long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

     The  periodic  adjustment  of U.S.  inflation-indexed  bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"),  which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food,  transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an  inflation-indexed  bond will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

Money Market Instruments

Money market instruments may include the following types of instruments:

o    obligations  issued or  guaranteed as to interest and principal by the U.S.
     government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

o    obligations   of   sovereign   foreign    governments,    their   agencies,
     instrumentalities and political subdivisions,  with remaining maturities of
     397 days or less;

o    obligations  of  municipalities  and states,  their  agencies and political subdivisions with remaining maturities of 397 days or less;

o    asset-backed  commercial  paper  whose  own  rating  or the  rating  of any guarantor is in one of the two highest categories of any NRSRO;

o    repurchase agreements;

o    bank or savings and loan obligations;

o    commercial  paper  (including  asset-backed  commercial  paper),  which are short-term  unsecured  promissory  notes issued by corporations in order to finance  their  current  operations.  It may  also  be  issued  by  foreign governments, and states and municipalities.  Generally the commercial paper or its  guarantor  will be rated within the top two rating  categories by a
     NRSRO, or if not rated, is issued and guaranteed as to payment of principal and  interest  by  companies  which at the date of  investment  have a high quality outstanding debt issue;

o    bank loan participation agreements representing obligations of corporations having a high quality  short-term  rating,  at the date of investment,  and under which the Fund will look to the  creditworthiness of the lender bank, which is obligated to make  payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

o    high  quality   short-term   (maturity  in  397  days  or  less)  corporate
     obligations,  rated within the top two rating  categories by a NRSRO or, if not rated,  deemed to be of comparable quality by the applicable adviser or subadviser;

o    extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the  maturity of the note up to 397 days with the option to call the note any time during the extension period; and

o    unrated short-term (maturing in 397 days or less) debt obligations that are determined  by a  Fund's  adviser  to  be  of  comparable  quality  to  the securities described above.

Repurchase Agreements

     In connection  with the purchase by a Fund of a repurchase  agreement  from member banks of the Federal  Reserve  System or certain  non-bank  dealers,  the
Fund's  custodian,  or a subcustodian,  will have custody of, and will segregate securities  acquired  by the Fund under such  repurchase  agreement.  Repurchase agreements  are  contracts  under  which the buyer of a security  simultaneously commits to resell the security to the seller at an  agreed-upon  price and date.
Repurchase  agreements are considered by the staff of the SEC to be loans by the
Fund.  Repurchase  agreements  may be entered into with respect to securities of the type in which the Fund may invest or  government  securities  regardless  of their  remaining  maturities,  and will require that  additional  securities  be deposited  with  a  Fund's  custodian  or  sub-custodian  if  the  value  of the securities purchased should decrease below resale price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or  restrictions  upon a Fund's ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the  period in which a Fund  seeks to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

Bank Obligations

     Bank obligations that may be purchased by the Funds include certificates of deposit,  bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are  obligations  of branches of U.S.  banks or foreign banks which are payable at a stated  maturity  date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual  restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks and other  risks  associated  with  foreign investments.  One such risk is the  possibility  that a sovereign  country might prevent  capital,  in the form of dollars,  from flowing  across their  borders.
Other risks include: adverse political and economic developments; the extent and quality of government  regulation  of financial  markets and  institutions;  the
imposition   of   foreign   withholding   taxes,   and  the   expropriation   or
nationalization  of  foreign  issues.   However,   Eurodollar  and  Yankee  bank
obligations  held in a Fund will  undergo the same  credit  analysis as domestic issuers  in which the Fund  invests,  and will have at least the same  financial strength as the domestic issuers approved for the Fund.

When-Issued Securities And Delayed-Delivery Transactions

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually  delivered to the buyers.  The greater a
Fund's outstanding commitments for these securities, the greater the exposure to potential  fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment,  and in such a case a Fund may be required  subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the account remains equal to the amount of such Fund's  commitment.  It may be expected  that the Fund's net assets will  fluctuate to a greater  degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash.  In  addition,  because the Fund will set aside cash or liquid  portfolio  securities to satisfy its purchase  commitments in the manner described  above,  such  Fund's  liquidity  and the  ability  of its  adviser or subadviser  to manage it might be  affected  in the  event  its  commitments  to purchase  "when-issued"  securities  ever  exceed  25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase
"when-issued" or "delayed-delivery"  securities will not exceed 25% of the value of its total  assets.  When a Fund engages in  when-issued  or  delayed-delivery transactions,  it relies on the other party to consummate the trade.  Failure of the  seller  to do so may  result  in a Fund  incurring  a loss  or  missing  an opportunity to obtain a price considered to be advantageous.

Standby Commitment Agreements

     These agreements  commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the  issuer.  The price and coupon of the  security is fixed at the time of the commitment.  At the time of entering into the agreement the Fund is  paid a  commitment  fee,  regardless  of  whether  or not  the  security  is ultimately issued. Funds enter into such agreements for the purpose of investing in the  security  underlying  the  commitment  at a  yield  and  price  that  is considered advantageous to the Fund.

     There  can  be no  assurance  that  the  securities  subject  to a  standby commitment  will be issued  and the value of the  security,  if  issued,  on the delivery date may be more or less than its purchase price. Since the issuance of the security  underlying the  commitment is at the option of the issuer,  a Fund may bear the risk of a decline in the value of such security and may not benefit from  appreciation in the value of the security during the commitment  period if the security is not ultimately issued.

     The purchase of a security  subject to a standby  commitment  agreement and the related  commitment  fee will be recorded on the date on which the  security can  reasonably  be expected to be issued,  and the value of the  security  will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the  commitment  fee. In the event the  security is not issued,  the  commitment  fee will be recorded as income on the expiration date of the standby commitment.

Lending Portfolio Securities

     Each Fund may lend its portfolio  securities to brokers,  dealers and other financial  institutions,  provided it receives collateral,  with respect to each loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio securities  loaned,  and,  with  respect  to each loan of  non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its  portfolio  securities,  a Fund can increase its income  through the investment of the collateral.  For the purposes of this policy, a Fund considers collateral  consisting of cash, U.S. government  securities or letters of credit issued by banks whose  securities meet the standards for investment by a Fund to be the equivalent of cash.  From time to time, a Fund may return to the borrower or a third  party  which is  unaffiliated  with it,  and  which is  acting  as a
"placing  broker,"  a  part  of the  interest  earned  from  the  investment  of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) a Fund must  receive  from the borrower  collateral  equal  to at  least  100% of the  value  of the  portfolio securities loaned;  (2) the borrower must increase such collateral  whenever the market value of the securities  loaned rises above the level of such collateral;
(3) a Fund  must be able to  terminate  the loan at any  time;  (4) a Fund  must receive reasonable  interest on the loan, as well as any dividends,  interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the borrower,  a Fund's  board of trustees  must be able to  terminate  the loan and regain the right to vote the securities if a material event adversely  affecting the investment occurs.  These conditions may be subject to future  modification.
Loan  agreements  involve certain risks in the event of default or insolvency of the other  party  including  possible  delays or  restrictions  upon the  Fund's ability to recover the loaned  securities or dispose of the  collateral  for the loan.

     Investment of Securities Lending Collateral. The collateral received from a borrower as a result of a Fund's securities  lending  activities will be used to purchase  both  fixed-income  securities  and other  securities  with  debt-like characteristics  that are rated A1 or P1 on a fixed rate or floating rate basis, including:  bank obligations;  commercial paper; investment agreements,  funding agreements,  or guaranteed investment contracts entered into with, or guaranteed by an insurance company;  loan participations;  master notes; medium term notes;
repurchase agreements; and U.S. government securities. Except for the investment agreements,  funding agreements or guaranteed investment contracts guaranteed by an insurance  company,  master notes, and medium term notes (which are described below),  these  types  of  investments  are  described  elsewhere  in  the  SAI.
Collateral  may also be invested  in a money  market  mutual fund or  short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements  where an insurance  company either  provides for the investment of a
Fund's  assets  or  provides  for a  minimum  guaranteed  rate of  return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued  by an  unrated  subsidiary  of a  broker-dealer,  then an  unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

Indexed Securities

     Certain Funds may invest in securities  whose potential  return is based on the change in  particular  measurements  of value or rates (an  "index").  As an illustration,  the Funds may invest in a debt  security  that pays  interest and returns  principal  based on the change in the value of a securities  index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

Small Company and Emerging Growth Stocks

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including possible  risk  of  loss.  Also,  because  these  securities  may  have  limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be  more  difficult  for a Fund  to buy or  sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

Special Situation Companies

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline  significantly.  Therefore,  an  investment in a Fund that invests a significant  portion of its  assets in these  securities  may  involve a greater degree of risk than an  investment  in other  mutual  funds that seek  long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser  of  such a Fund  believes,  however,  that if it  analyzes  "special situation  companies" carefully and invests in the securities of these companies at the appropriate  time, the Fund may achieve  capital growth.  There can be no assurance  however,  that a special  situation  that exists at the time the Fund makes its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

Foreign Securities

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  typically  are not associated  with  investing in United States  securities.  Since  investments in foreign  companies  will  frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund's shares),  and since a Fund may hold securities and funds in foreign  currencies,  a Fund may be  affected  favorably  or  unfavorably  by changes in currency rates and in exchange control  regulations,  if any, and may incur costs in connection  with  conversions  between various  currencies.  Most foreign stock markets,  while growing in volume of trading  activity,  have less volume  than  the New  York  Stock  Exchange,  and  securities  of some  foreign companies  are less  liquid and more  volatile  than  securities  of  comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United  States  and, at times,  volatility  of price can be greater  than in the United  States.  Fixed  commissions  on foreign  securities exchanges  are generally  higher than  negotiated  commissions  on United States exchanges,  although  each Fund  endeavors  to achieve  the most  favorable  net results  on its  portfolio  transactions.  There is  generally  less  government supervision and regulation of securities exchanges, brokers and listed companies in foreign  countries  than in the United States.  In addition,  with respect to certain  foreign  countries,  there  is  the  possibility  of  exchange  control restrictions, expropriation or confiscatory taxation, and political, economic or
social   instability,   which  could  affect  investments  in  those  countries.
Expropriation  of assets refers to the  possibility  that a country's  laws will prohibit  the  return  to the  United  States  of any  monies,  which a Fund has invested in the country. Foreign securities,  such as those purchased by a Fund, may be  subject to foreign  government  taxes,  higher  custodian  fees,  higher brokerage  costs and  dividend  collection  fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing  Countries.  Investments  may be made from time to time in companies in  developing  countries as well as in developed countries.  Although there is no universally accepted  definition,  a developing country is generally  considered to be a country which is in the initial  stages of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing  countries  involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which  trade a small  number of  securities.  Securities  markets of  developing countries  tend to be more  volatile  than the markets of  developed  countries;
however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect the Fund's  ability to acquire or dispose of  securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Fund's  investments  in  those  countries  and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Hong Kong,  Japan and Taiwan have  limited natural  resources,  resulting in dependence on foreign  sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing depositary receipts,  including American Depositary Receipts ("ADRs"),  European
Depositary  Receipts ("EDRs") and Global  Depositary  Receipts ("GDRs") or other securities  convertible  into securities of issuers based in foreign  countries.
These  securities may not necessarily be denominated in the same currency as the securities  into which they may be  converted.  Generally,  ADRs,  in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are  receipts  typically  issued by  non-U.S.  banks and  trust  companies  that evidence ownership of either foreign or domestic  securities.  For purposes of a
Fund's  investment  policies,  ADRs,  GDRs and EDRs are  deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or
EDR representing ownership of common stock will be treated as common stock.

     A  Fund  may  invest  in  depositary   receipts   through   "sponsored"  or
"unsponsored" facilities.  While ADRs issued under these two types of facilities are in some respects  similar,  there are distinctions  between them relating to the  rights  and  obligations  of  ADR  holders  and  the  practices  of  market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositaries agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt obligations issued by foreign governments.  To the extent that a Fund invests in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiating  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest to Brady Bonds,  and  obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no assurance that the foreign  sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may  adversely  affect the Fund's  holdings.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

     Equity Linked Notes. An equity-linked  note is a note whose  performance is tied to a single  stock or a basket of stocks.  Upon the  maturity  of the note, generally  the  holder  receives  a return  of  principal  based on the  capital appreciation of the underlying linked securities.  The terms of an equity-linked note may also provide for the periodic  interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund's investment objective and strategies.

     The  price  of an  equity-linked  note is  derived  from  the  value of the underlying  linked  securities.  The  level  and  type of risk  involved  in the purchase of an  equity-linked  note by a Fund is similar to the risk involved in the purchase of the  underlying  security or other emerging  market  securities.
Such notes therefore may be considered to have  speculative  elements.  However, equity-linked notes are also dependent on the individual credit of the issuer of the note,  which may be a trust or other  special  purpose  vehicle  or  finance subsidiary  established by a major financial institution for the limited purpose of issuing the note. Like other  structured  products,  equity-linked  notes are frequently secured by collateral  consisting of a combination of debt or related equity  securities to which payments under the notes are linked.  If so secured, the Fund would look to this underlying  collateral for satisfaction of claims in the event that the issuer of an equity-linked  note defaulted under the terms of the note.

     Equity-linked  notes are often  privately  placed and may not be rated,  in which case a Fund will be more dependent on the ability of the Fund's adviser or subadviser  to  evaluate  the  creditworthiness  of the issuer,  the  underlying security, any collateral features of the note, and the potential for loss due to market and other factors.  Ratings of issuers of equity-linked  notes refer only to the  creditworthiness  of the  issuer  and  strength  of  related  collateral arrangements or other credit supports,  and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the  jurisdiction  in which an  issuer is  organized  and the note is issued,  in the event of  default,  the Fund may incur  additional  expenses  in seeking recovery under an equity-linked  note, and may have more limited methods of legal recourse in attempting to do so.

     As with any investment, the Fund can lose the entire amount it has invested in an equity-linked  note. The secondary market for  equity-linked  notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the  equity-linked  note in its portfolio, and may make disposal of such securities more difficult for the Fund.

Foreign Commercial Paper

     A Fund may invest in commercial  paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal  amount is adjusted  upwards or downwards  (but not below zero) at maturity to reflect  changes in the exchange rate between two  currencies  while the obligation is outstanding.  A Fund will purchase such commercial  paper with the currency in which it is denominated and, at maturity,  will receive interest and principal  payments  thereon in that  currency,  but the amount or principal payable by the issuer at maturity  will change in  proportion  to the change (if any) in the exchange rate between two specified  currencies between the date the instrument is issued and the date the instrument matures.  While such commercial paper entails the risk of loss of principal,  the potential for realizing  gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or  cross-hedge  against  a  decline  in the U.S.  dollar  value of  investments denominated in foreign  currencies  while  providing an attractive  money market rate of return.  A Fund will purchase such commercial paper for hedging purposes only,  not for  speculation.  The Funds  believe  that such  investments  do not involve the creation of a senior  security,  but  nevertheless  will establish a segregated  account with respect to its  investments  in this type of commercial paper and maintain in such account cash not  available  for  investment or other liquid  assets  having  a value  equal  to the  aggregate  principal  amount  of outstanding commercial paper of this type.

Real Estate Investment Trusts

     Although  no Fund will invest in real estate  directly,  certain  Funds may invest in securities of real estate  investment  trusts ("REITs") and other real estate industry  companies or companies with substantial real estate investments and,  as a result,  such Fund may be subject to certain  risks  associated  with direct  ownership  of real estate and with the real estate  industry in general.
These  risks  include,  among  others:  possible  declines  in the value of real estate;  possible lack of availability of mortgage funds;  extended vacancies of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code of 1986, as amended (the "Code").

Convertible Securities

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by a Fund is called for redemption, a
Fund will be  required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

     Certain Funds may also invest in zero coupon convertible  securities.  Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any  periodic  payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  Zero coupon convertible securities are convertible into a specific number of  shares  of the  issuer's  common  stock.  In  addition,  zero  coupon convertible  securities  usually have put features  that provide the holder with the  opportunity  to sell the  securities  back to the issuer at a stated  price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  then  conventional convertible  securities.  For more  information  about  zero  coupon  securities generally,  see "Zero Coupon  Securities,  Pay-In-Kind  Bonds ("PIK  Bonds") and
Deferred Payment Securities" below.

Warrants

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

Preferred Stock

     Preferred stocks,  like some debt obligations,  are generally  fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative  dividends  usually must be paid prior to common  shareholders of common stock receiving any dividends.  Because preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than  common  stocks.  Upon  liquidation,  preferred  stocks are  entitled  to a specified  liquidation  preference,  which is  generally  the same as the par or stated  value,  and are senior in right of payment  to common  stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability  of the  issuer  and,  therefore,  do not  offer as great a degree  of protection  of  capital or  assurance  of  continued  income as  investments  in corporate debt securities.  Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer,  and convertible preferred  stocks  may be  subordinated  to  other  preferred  stock of the same issuer.

Interests In Publicly Traded Limited Partnerships

     Those Funds that invest in U.S.  common  stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units)
which represent equity interests in the assets and earnings of the partnership's trade or business.  Unlike common stock in a  corporation,  limited  partnership interests  have  limited  or no  voting  rights.  However,  many of the risks of investing  in common  stocks  are still  applicable  to  investments  in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock.  For example,  interest income generated from limited  partnerships  deemed not to be "publicly traded" will not be considered
"qualifying  income"  under the Code and may trigger  adverse tax  consequences.
Also,  since  publicly  traded  limited  partnerships  are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock.  Also,  because of the difference in organizational  structure,  the fair value of limited  partnership units in a
Fund's  portfolio  may be based  either  upon the current  market  price of such units,  or if there is no current  market price,  upon the pro rata value of the underlying  assets of the partnership.  Limited  partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general  partnership  giving  rise to  broader  liability  exposure  to the limited  partners  for  activities  of the  partnership.  Further,  the  general partners  of a  limited  partnership  may be able to  significantly  change  the business  or asset  structure  of a  limited  partnership  without  the  limited partners  having any ability to disapprove any such changes.  In certain limited partnerships,  limited  partners  may also be required  to return  distributions previously  made in the event that  excess  distributions  have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Short Selling Of Securities

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a premium  and/or  interest which would increase the cost of the security sold.  The  proceeds of the short sale will be  retained  by the broker,  to the extent necessary to meet margin requirements, until the short position is closed out. In addition,  the broker may require the deposit of collateral  (generally, up to 50% of the value of the securities sold short).

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund replaces the borrowed security.  A Fund will realize a gain if the security declines  in price  between  those  two  dates.  The  amount of any gain will be decreased  and the  amount  of any loss  will be  increased  by any  premium  or interest the Fund may be required to pay in connection with the short sale. When a cash  dividend  is  declared  on a  security  for  which  the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing the Fund's  unrealized gain or reducing the Fund's unrealized loss on its  short-sale  transaction.  Whether a Fund will be  successful in utilizing a short sale will depend,  in part, on a Fund's adviser's or subadviser's  ability to  correctly  predict  whether the price of a security it borrows to sell short will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs.  A Fund must  segregate  or  earmark  an amount of cash or other  liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker to meet margin  requirements  in connection  with the short sale (not  including  the proceeds  from the short sale).  While the short position  is  open,  the Fund  must  maintain  on a daily  basis  segregated  or earmarked liquid assets at such a level that the amount  segregated or earmarked plus the amount of  collateral  deposited  with the broker as margin  equals the current market value of the securities sold short.

     A Fund also may engage in short  sales if at the time of the short sale the
Fund owns or has the right to obtain without  additional cost an equal amount of the security  being sold short.  This  investment  technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment  purposes.  A Fund may,  however,  make a short sale as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Fund (or a security  convertible or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current  price.  In such case, any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short  relative to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box. For tax purposes a Fund that enters into a short sale "against the box" may be treated  as having  made a  constructive  sale of an  "appreciated  financial position" causing the Fund to realize a gain (but not a loss).

Restricted, Non-Publicly Traded and Illiquid Securities

     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities,  including  repurchase  agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid  securities  because of the potential for delays on resale and  uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities,  and a Fund might be unable to dispose of restricted or other illiquid  securities promptly or at reasonable prices and might thereby  experience  difficulty  satisfying  redemptions within seven days. A Fund might also have to register  such  restricted  securities  in order to dispose of them  resulting  in  additional  expense and delay.  Adverse market conditions could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Fund's  limitations on investments in illiquid  securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined  such  securities to be liquid because such securities  are  eligible  for  resale  pursuant  to Rule  144A and are  readily
saleable.  To  the  extent  that  qualified   institutional  buyers  may  become
uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell  over-the-counter  ("OTC")  options and, in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options  written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree  that the Fund may  repurchase  any OTC  option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     The  applicable  adviser  or  subadviser  will  monitor  the  liquidity  of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered:  (A) the unregistered nature of the security;  (B) the frequency of trades and quotes for the security;  (C) the number of dealers  wishing to  purchase or sell the  security  and the number of other  potential  purchasers;  (D) dealer  undertakings  to make a market in the security and (E) the nature of the  security  and the nature of the  marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as an accredited investor.  Section 4(2) paper not eligible for resale under  Rule 144A  under  the  Securities  Act shall be deemed  liquid if (1) the
Section  4(2)  paper  is not  traded  flat or in  default  as to  principal  and interest;  (2) the Section 4(2) paper is rated in one of the two highest  rating categories by at least two NRSROs,  or if only NRSRO rates the  security,  it is rated in one of the two highest  categories  by that  NRSRO;  and (3) the Fund's adviser or  subadviser  believes  that,  based on the  trading  markets for such security,  such  security  can be disposed of within  seven days in the ordinary course of business at approximately  the amount at which the Fund has valued the security.

Borrowing

     A Fund may borrow  money from  banks,  limited by each  Fund's  fundamental investment  restriction  (generally,  33-1/3% of its total assets (including the amount borrowed)),  including  borrowings for temporary or emergency purposes. A
Fund may engage in mortgage dollar roll and reverse repurchase  agreements which may be  considered  a form of  borrowing  unless the Fund covers its exposure by segregating or earmarking liquid assets.

     Leverage.  The use of leverage by a Fund creates an opportunity for greater total  return,  but,  at the same time,  creates  special  risks.  For  example, leveraging may  exaggerate  changes in the net asset value of Fund shares and in the  yield  on an  Index  Fund's  portfolio.  Although  the  principal  of  such borrowings  will be fixed,  a Fund's  assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the
Fund which can exceed the income from the assets  purchased with the borrowings.
To the  extent  the  income or  capital  appreciation  derived  from  securities purchased  with  borrowed  funds exceeds the interest a Fund will have to pay on the borrowings,  the Fund's return will be greater than if leverage had not been used.  Conversely,  if the income or capital  appreciation  from the  securities purchased  with  such  borrowed  funds is not  sufficient  to cover  the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other  distributions  will be reduced.  In the latter case,  the  applicable
Fund's adviser or subadviser in its best judgment  nevertheless may determine to maintain a Fund's  leveraged  position  if it expects  that the  benefits to the
Fund's  shareholders  of  maintaining  the leveraged  position will outweigh the current reduced return.

     Certain  types of borrowings by a Fund may result in the Fund being subject to  covenants  in  credit  agreements  relating  to  asset  coverage,  portfolio
composition   requirements  and  other  matters.  It  is  not  anticipated  that observance of such covenants  would impede the Fund's adviser or subadviser from managing a Fund's portfolio in accordance with the Fund's investment  objectives and  policies.  However,  a breach of any such  covenants  not cured  within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to  dispose  of  portfolio  investments  at a time when it may be disadvantageous to do so.

Derivative Instruments

     A Fund's adviser or subadviser may use a variety of derivative instruments, including  options,  futures  contracts  (sometimes  referred to as  "futures"), options on futures contracts,  stock index options, forward contracts, swaps and structured  contracts,  to hedge a Fund's  portfolio,  for risk management,  for obtaining  exposure  to a  particular  security or group of  securities  without actually  purchasing  such  security  or group of  securities,  or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements with their values based on the value of an  underlying  asset  (e.g.,  a security,  currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the  prices  of  individual  securities.  There  can be no  assurance  that  any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Fund's  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's  portfolio,  and the price of that  security  increased instead,  the gain from that increase  might be wholly or partially  offset by a decline in the price of the instrument. Moreover, if the price of the instrument declines by more than the  increase in the price of the  security,  a Fund could suffer a loss.

     (4) As  described  below,  a Fund might be required  to maintain  assets as
"cover,"  maintain  segregated  accounts,  or make margin payments when it takes positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options).  If the Fund were unable to close out its positions in such instruments,  it might be required to continue to maintain such assets or  accounts or make such  payments  until the  position  expired or matured.  The  requirements  might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous time.  The  Fund's  ability to close out a position  in an  instrument  prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market,  the ability and willingness of the other party to the transaction  ("counterparty") to enter into a transaction closing out the position.  Therefore,  there is no  assurance  that any hedging  position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

     Options.  A Fund may purchase or write put and call  options on  securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance  income by reason of the premiums paid by the purchaser of such  options.  Writing call options  serves as a limited short hedge because declines in the value of the hedged  investment would be offset to the extent of
the  premium  received  for  writing  the  option.   However,  if  the  security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price  greater  than that at which the  security  must be sold under the  option.  All or a portion of any assets used as cover for OTC options written by a Fund would be  considered  illiquid to the extent  described  under
"Restricted,  Non-Publicly  Traded and Illiquid  Securities" above.  Writing put options  serves as a limited  long hedge  because  increases in the value of the hedged  investment  would be offset to the extent of the  premium  received  for writing the option.  However, if the security  depreciates to a price lower than the  exercise  price of the put option,  it can be expected  that the put option will be  exercised,  and the Fund will be  obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised  have no value.  Options  used by a Fund may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign
and  U.S.   exchanges.   Exchange-traded   options  are  issued  by  a  clearing
organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the counter  party to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counter  party to do so would  result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's  ability to establish and close out  positions in  exchange-listed options depends on the existence of a liquid market.  A Fund intends to purchase or write only those  exchange-traded  options  for which  there  appears to be a liquid secondary market.  However,  there can be no assurance that such a market will exist at any  particular  time.  Closing  transactions  can be made for OTC options only by negotiating directly with the counterparty,  or by a transaction in the secondary  market if any such market  exists.  Although a Fund will enter into OTC options  only with  counterparties  that are  expected to be capable of entering into closing  transactions with a Fund, there is no assurance that such
Fund will in fact be able to close out an OTC option at a favorable  price prior to expiration.  In the event of insolvency of the counterparty,  a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to  effect a closing  transaction  for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause  material  losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     A Fund may  engage in  options  transactions  on  indices  in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines,  a Fund will not enter  into  any such  transactions  unless  it owns  either  (1) an  offsetting
("covered")  position in securities,  other options,  or futures or (2) cash and liquid  obligations  with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside  cash  and/or  appropriate  liquid  assets in a  segregated  custodial account if  required  to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account  cannot be sold while the position in the corresponding  option or futures contract is open, unless they are replaced with similar  assets.  As a result,  the  commitment of a large portion of the Fund's assets to segregated  accounts as a cover could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell an interest rate hedging vehicle (such as a treasury  future or interest rate swap) at a future date at a predetermined  price.  The option buyer would pay a premium at the  inception of the agreement. An interest rate option can be used to actively manage the Funds'
interest  rate risk with respect to either an  individual  bond or an overlay of the entire portfolio.

     Spread  Transactions.  A Fund may  purchase  covered  spread  options  from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own, but which is used as a benchmark.  The risk to a Fund in purchasing covered spread  options is the cost of the  premium  paid for the spread  option and any transaction costs. In addition,  there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing  credit quality  spreads,  i.e., the yield spread  between high quality and lower quality  securities.  Such  protection is only provided during the life of the spread option.

     Futures  Contracts.   Certain  Funds  may  enter  into  futures  contracts,
including  interest  rate,  index,  and currency  futures and purchase and write
(sell)  related  options.  The purchase of futures or call  options  thereon can serve as a long  hedge,  and the sale of futures or the  purchase of put options thereon can serve as a short  hedge.  Writing  covered  call  options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for  writing  covered  options in  securities.  A Fund's  hedging  may include  purchases  of  futures  as an offset  against  the  effect of  expected increases in securities  prices or currency  exchange rates and sales of futures as an offset  against the effect of expected  declines in  securities  prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures  contracts in order to create  synthetically a long futures  contract  position.  Such options would have the same strike  prices and  expiration  dates.  A Fund will engage in this strategy  only  when  a  Fund's  adviser  or  subadviser  believes  it  is  more advantageous to a Fund than purchasing the futures contract.

     To the extent  required by regulatory  authorities,  a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     There is no overall limit on the  percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures  contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations,  such Fund may be able to hedge its exposure more  effectively and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally  written.  Transaction costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument,  the currency,  or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction,  the Fund will  continue  to be  required  to  maintain  the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction  was effected,  "initial  margin"  consisting of cash, U.S.
government securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put  option on a  futures  contract,  in  accordance  with  applicable exchange  rules.  Unlike margin in securities  transactions,  initial  margin on futures contracts does not represent a borrowing, but rather is in the nature of a  performance  bond or  good-faith  deposit  that is  returned to a Fund at the termination  of  the  transaction  if  all  contractual  obligations  have  been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund  were  unable  to  liquidate  a  futures  or  option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Commodity Futures Contracts. Certain Funds may invest in commodity futures, subject  to the  5%  limitation  described  above  for  all  futures  contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     Risks  Associated  With  Commodity  Futures  Contracts.  There are  several additional risks associated with transactions in commodity futures contracts:

o    Storage.  Unlike the financial  futures markets,  in the commodity  futures markets there are costs of physical storage  associated with purchasing the underlying  commodity.  The price of the  commodity  futures  contract will reflect the storage costs of purchasing the physical  commodity,  including the time value of money invested in the physical  commodity.  To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures  contracts on that commodity,  the value of the futures contract may change proportionately.

o    Reinvestment. In the commodity futures markets, producers of the underlying commodity  may decide to hedge the price risk of selling the  commodity  by selling  futures  contracts  today to lock in the price of the commodity at delivery  tomorrow.  In order to induce  speculators  to purchase the other side of the same futures contract,  the commodity  producer  generally must sell the futures  contract at a lower price than the  expected  future spot price.  Conversely,  if most hedgers in the futures  market are  purchasing futures contracts to hedge against a rise in prices,  then speculators will only sell the other side of the futures  contract at a higher futures price than the expected  future spot price of the commodity.  The changing nature of the hedgers and  speculators  in the  commodity  markets will  influence whether  futures prices are above or below the expected  future spot price, which can have  significant  implications  for the Fund.  If the  nature of hedgers and  speculators in futures markets has shifted when it is time for the Fund to reinvest the  proceeds of a maturing  contract in a new futures contract,  the Fund might  reinvest at higher or lower futures  prices,  or choose to pursue other investments.

o    Other Economic Factors.  The commodities  which underlie  commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather,  livestock disease,  embargoes,  tariffs, and international economic,  political and regulatory  developments.  These factors may have a larger impact on commodity prices.

     Structured  Products.  A Fund may use  structured  products  to  hedge  its portfolio.  Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  or  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated  structured securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently  no active  trading market for these securities. See also, "Description of Portfolio Instruments And
Investment Policies -- Restricted, Non-Publicly Traded and Illiquid Securities."

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant  risks in  addition  to those  associated  with  traditional fixed-income or convertible securities.  Hybrid instruments are also potentially
more   volatile  and  carry  greater   interest  rate  risks  than   traditional
instruments.  Moreover,  depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond if an Event of Default or a Restructuring Event occurs.

     Swap  Agreements.  A Fund may enter into interest rate,  securities  index, commodity, or security and currency exchange rate swap agreements for any lawful purpose  consistent  with  such  Fund's  investment  objective,  such as for the purpose of  attempting  to obtain or  preserve a  particular  desired  return or spread at a lower cost to the Fund than if the Fund had invested  directly in an instrument  that yielded that  desired  return or spread.  A Fund also may enter into  swaps in order to  protect  against  an  increase  in the price of, or the currency  exchange rate  applicable  to,  securities  that the Fund  anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by  institutional  investors for periods ranging from one or more days to several  years.  In a  standard  "swap"  transaction,  two  parties  agree to exchange the returns (or differentials in rates of return) earned or realized on particular  predetermined  investments or  instruments.  The gross returns to be exchanged  or  "swapped"  between the parties are  calculated  with respect to a
"notional  amount,"  i.e.,  the return on or increase  in value of a  particular dollar amount  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified  rate, or "cap";  interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the  parties  would  be  exchanged  on a "net  basis."  Consequently,  a  Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will  depend,  in  part,  on a Fund's  adviser's  or subadviser's  ability to predict  correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the  event of the default or  bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     A Fund will enter swap  agreements only with  counterparties  that a Fund's adviser or subadviser  reasonably  believes are capable of performing  under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its  contractual  remedies  (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

     Credit Default Swaps. A Fund may enter into credit default swap  contracts.
A Fund  might use  credit  default  swap  contracts  to limit or to reduce  risk exposure of the Fund to defaults of corporate and sovereign  issuers  (i.e.,  to reduce  risk when the Fund owns or has  exposure to such  issuers).  A Fund also might use credit default swap  contracts to create direct or synthetic  short or long  exposure to  domestic  or foreign  corporate  debt  securities  or certain sovereign debt securities to which the Fund is not otherwise exposed.

     As the seller in a credit default swap  contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a referenced debt obligation to the  counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign  issuer,  on the debt  obligation.  In return,  a Fund would receive from the  counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event)  occurs,  a Fund would keep the stream of payments  and would have no payment  of  obligations.  As the seller in a credit default swap contract,  a Fund  effectively  would add economic  leverage to its portfolio because,  in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap  contract,  a Fund would function as the counterparty  referenced in the preceding  paragraph.  This would involve the risk that the  investment  might  expire  worthless.  It also would  involve credit risk - that the seller may fail to satisfy its payment  obligations  to a
Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract,  a Fund's  investment  would generate  income only in the event of an actual  default (or similar  event) by the issuer of the  underlying obligation.

     Foreign Currency-Related Derivative Strategies - Special Considerations.  A
Fund may use options  and  futures and options on futures on foreign  currencies and forward currency  contracts to hedge against  movements in the values of the foreign  currencies in which a Fund's  securities  are  denominated.  A Fund may engage in currency exchange  transactions to protect against  uncertainty in the level of future  exchange rates and may also engage in currency  transactions to increase income and total return. Such currency hedges can protect against price movements  in  a  security  the  Fund  owns  or  intends  to  acquire  that  are attributable to changes in the value of the currency in which it is denominated.
Such hedges do not,  however,  protect against price movements in the securities that are attributable to other causes.

     A Fund might  seek to hedge  against  changes in the value of a  particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  a Fund may hedge  against  price  movements in that  currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive  correlation  to the value of the currency being hedged.
The  risk  that  movements  in the  price  of the  hedging  instrument  will not correlate  perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  a Fund  could be  disadvantaged  by  having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make  delivery of the  underlying  foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

Forward Currency Contracts

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a  portfolio  security  and make  delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by  purchasing  a second  contract.  If a Fund  retains  the  portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of a Fund  generally  accruing in  connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio  security  positions.  A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Securities of Investment Companies

     To the extent  permitted by the 1940 Act, a Fund may generally invest up to
10% of its total assets, calculated at the time of investment, in the securities of other investment  companies.  No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment  company.  However,  as described  above,  the  Optimal  Allocations  Funds may invest up to 100% of its
assets  in  other  investment  companies.   A  Fund  indirectly  will  bear  its
proportionate  share of any  management  fees paid by an  investment  company in which it invests in addition to the advisory  fee paid by the Fund.  Some of the countries in which a Fund may invest may not permit direct investment by outside investors.  Investments in such countries may only be permitted  through foreign government-approved  or  government-authorized  investment  vehicles,  which may include other investment companies.

Exchange-Traded Funds

     A Fund may invest in  exchange-traded  funds (ETFs).  ETFs are regulated as registered  investment  companies  under the 1940 Act. ETFs are publicly  traded trusts  that  acquire  and hold  stocks of all  companies,  or a  representative sampling of  companies,  that are  components  of a particular  index.  ETFs are
intended  to  provide  investment  results  that,  before  expenses,   generally
correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances,  closely track the  value  of the  index's  underlying  component  stocks.  Because  an ETF has operating  expenses and transaction  costs,  while a market index does not, ETFs that track particular  indices typically will be unable to match the performance of the index  exactly.  ETF shares may be  purchased  and sold in the  secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. A Fund will bear its proportionate  share of an ETF's operating and  transaction  costs.  As a result,  an  investment by a Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF.

     The shares of an ETF may be assembled in a block (typically  50,000 shares)
known as a creation unit and redeemed in kind for a portfolio of the  underlying securities  (based on the ETF's net asset  value)  together  with a cash payment generally  equal  to  accumulated  dividends  as  of  the  date  of  redemption.
Conversely,  a  creation  unit may be  purchased  from the ETF by  depositing  a specified  portfolio  of the  ETF's  underlying  securities,  as  well as a cash payment  generally  equal to  accumulated  dividends of the  securities  (net of expenses) up to the time of deposit.  Although a Fund, like most other investors in ETFs,  intends to purchase  and sell ETF shares  primarily  in the  secondary trading market,  a Fund may redeem creation units for the underlying  securities
(and any  applicable  cash),  and may  assemble a  portfolio  of the  underlying securities and use it (and any required cash) to purchase creation units, if the
Fund's adviser believes it is in the Fund's best interest to do so.

     An investment in an ETF also is subject to all of the risks of investing in the securities held by the ETF. In addition,  the market value of the ETF shares may  differ  from  their net asset  value  because  the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the
ability  of  large  market   participants  to  arbitrage  price  differences  by
purchasing or redeeming  creation units, the difference between the market value and the net  asset  value of ETF  shares  should in most  cases be small.  Under certain circumstances, an ETF could be terminated. Should termination occur, the
ETF might have to liquidate its  portfolio  securities at a time when the prices for those securities are falling.

Floating and Variable Rate Instruments

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand  instruments  purchased by a Fund may not be traded in a secondary  market and derive  their  liquidity  solely  from the  ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary  market,  the Fund will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the interest  rate. A Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing  basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.

     A Fund's  right to obtain  payment at par on a demand  instrument  could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank  other  than a  Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

Zero Coupon  Securities,  Pay-In-Kind  Bonds ("PIK Bonds") and Deferred  Payment
Securities

     Zero coupon  securities are debt securities that pay no cash income but are sold at substantial  discounts from their value at maturity.  When a zero coupon security  is  held  to  maturity,  its  entire  return,  which  consists  of the amortization of discount,  comes from the difference  between its purchase price and its maturity  value.  This  difference is known at the time of purchase,  so that investors holding zero coupon securities until maturity know at the time of their  investment  what the expected  return on their  investment  will be. Zero coupon securities may have conversion  features.  PIK bonds pay all or a portion of their  interest in the form of debt or equity  securities.  Deferred  payment
securities  are  securities   that  remain  zero  coupon   securities   until  a
predetermined  date, at which time the stated coupon rate becomes  effective and interest becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon  securities,  PIK bonds and deferred payment securities tend to be subject to greater  price  fluctuations  in  response  to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.
The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary  interest-paying  debt securities with similar maturities.  Zero coupon securities,  PIK bonds and deferred  payment  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these  instruments are generally not traded on a national securities  exchange,  they are widely traded by brokers and dealers and, to such extent,  will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

Loan Participations and Assignments

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral  supporting the loan in which it has purchased the Participation.
As a result,  a Fund will  assume the credit risk of both the  borrower  and the lender that is selling the Participation.  In the event of the insolvency of the lender selling a  Participation,  a Fund may be treated as a general creditor of the lender  and may not  benefit  from any  set-off  between  the lender and the
borrower.   A  Fund  will  acquire  Loan   Participations  only  if  the  lender
interpositioned  between  the  Fund  and  the  borrower  is  determined  by  the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the Fund  anticipates  that  such  instruments  could be sold  only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse  impact on the Fund's  ability to dispose of particular  Assignments  or
Loan   Participations  in  response  to  a  specific  economic  event,  such  as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist,  the Fund's Loan  Participations  and Assignments will be valued in accordance with  procedures  adopted by the Board of Trustees, taking into consideration,  among other factors: (i) the creditworthiness of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

     A Fund may engage in reverse repurchase  agreements to facilitate portfolio liquidity,  a practice  common in the mutual  fund  industry,  or for  arbitrage transactions  discussed below. In a reverse repurchase  agreement,  a Fund would sell a security  and enter into an  agreement  to  repurchase  the security at a specified future date and price. A Fund generally  retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse  repurchase  agreement,  it may be  considered  a borrowing  (see
"Borrowing").  When required by guidelines of the SEC, a Fund will  segregate or earmark  permissible  liquid assets to secure its  obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain  segregated  or earmarked  liquid assets with an approved custodian having a value not less than the repurchase  price (including  accrued interest).  The segregated or earmarked  liquid assets will be  marked-to-market daily and additional  assets will be segregated or earmarked on any day in which the assets fall below the  repurchase  price (plus accrued  interest).  A Fund's liquidity  and ability to manage its assets might be affected when it sets aside cash or  portfolio  securities  to cover such  commitments.  Reverse  repurchase agreements involve the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be
restricted  pending  such  determination.   Reverse  repurchase  agreements  are
considered to be borrowings under the 1940 Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which a Fund will  maintain  an  offsetting  position in  investment  grade debt obligations or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase  agreements in which it invests the  transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase  agreements  will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Fund's adviser believes that such arbitrage  transactions  do not present the risks to the Fund that are associated with other types of leverage.

     Mortgage  dollar  rolls  are  arrangements  in  which  a  Fund  would  sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future
date.   While  a  Fund  would  forego   principal   and  interest  paid  on  the
mortgage-backed securities during the roll period, the Fund would be compensated by the  difference  between the current  sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.  A Fund also  could be  compensated  through  the  receipt  of fee  income equivalent  to a lower  forward  price.  At the time the Fund would enter into a mortgage  dollar  roll,  it would  set  aside  permissible  liquid  assets  in a segregated  account to secure its obligation  for the forward  commitment to buy mortgage-backed securities.  Depending on whether the segregated assets are cash equivalent or some other type of security,  entering into mortgage  dollar rolls may subject the Fund to additional interest rate sensitivity.  If the segregated assets are cash  equivalents  that  mature  prior to the  mortgage  dollar  roll settlement,  there is little  likelihood  that the  sensitivity  will  increase;
however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar  roll  transactions  may be  considered  a borrowing  by the Funds.  (See
"Borrowing")

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions in which a Fund will maintain an offsetting  position in investment  grade debt  obligations or repurchase  agreements  that mature on or before  the  settlement  date on the  related  mortgage  dollar  roll or reverse repurchase  agreements.  Since a Fund will receive interest on the securities or repurchase  agreements  in which  it  invests  the  transaction  proceeds,  such transactions may involve leverage.  However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement,  the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

Temporary Investments

     Generally each of the Funds will be fully  invested in accordance  with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances  or for other cash  management  purposes,  or if a Fund's  adviser  (or subadviser) believes that business,  economic, political or financial conditions warrant,  a Fund  may  invest  without  limit  in  cash  or  money  market  cash
equivalents,   including:   (1)  short-term  U.S.  government  securities;   (2)
certificates of deposit,  bankers'  acceptances,  and  interest-bearing  savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly;
and (5)  subject  to the  limits  of the 1940 Act,  shares  of other  investment companies  that invest in securities in which the Fund may invest.  The Aberdeen
Tax-Free  Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents  listed above.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Portfolio Turnover

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of  purchases  and sales of  portfolio  securities  for the year by the  monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase  were one year or less.  Portfolio  turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities,  as well as on the  investment of the proceeds in other  securities.
The greater the portfolio turnover, the greater the transaction costs to a Fund, which  could have an  adverse  effect on the  Fund's  total  rate of return.  In addition,  funds with high  portfolio  turnover  rates may be more  likely  than low-turnover  funds to  generate  capital  gains  that  must be  distributed  to shareholders as taxable income.

                             INVESTMENT RESTRICTIONS

     The following are  fundamental  investment  restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  shares  means the vote of (A) 67% or more of the voting  securities present at a meeting,  if the holders of more than 50% of the outstanding voting securities  are  present  or  represented  by  proxy  or (B) a  majority  of the outstanding voting securities, whichever is less.

Each of the Funds:

o    May not (except the Aberdeen Select Growth Fund,  Aberdeen Global Financial
     Services Fund,  Aberdeen  Global Natural  Resources  Fund,  Aberdeen Global
     Utilities  Fund,  Aberdeen  Select  Equity  Fund,  Aberdeen  Global  Health
     Sciences Fund,  Aberdeen Select Worldwide Fund, Aberdeen Optimal Allocation
     Funds and Aberdeen  Global  Technology  and  Communications  Fund) purchase securities of any one issuer,  other than obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities,  if, immediately after such  purchase,  more than 5% of the  Fund's  total  assets  would be invested  in such  issuer  or the  Fund  would  hold  more  than 10% of the outstanding voting securities of the issuer, except that 25% or less of the
     Fund's total  assets may be invested  without  regard to such  limitations.
     There is no limit to the  percentage of assets that may be invested in U.S.
     Treasury  bills,  notes, or other  obligations  issued or guaranteed by the
     U.S. government, its agencies or instrumentalities.

o    May not borrow money or issue senior securities,  except that each Fund may sell securities  short,  enter into reverse  repurchase  agreements and may otherwise  borrow  money and issue senior  securities  as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the
     Securities  Act in  connection  with the  purchase  and  sale of  portfolio securities.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent  disclosed in the current  Prospectus or Statement of Additional
     Information of the Fund.

o    May not (except the  Aberdeen  Global  Financial  Services  Fund,  Aberdeen
     Global Natural  Resources Fund,  Aberdeen Global  Utilities Fund,  Aberdeen
     Global  Health   Sciences   Fund,  and  Aberdeen   Global   Technology  and
     Communications Fund) purchase the securities of any issuer if, as a result,
     25% or more (taken at current  value) of the Fund's  total  assets would be invested in the  securities of issuers,  the principal  activities of which are in the same industry;  provided that in the case of the Aberdeen Hedged
     Core Equity Fund in replicating  the weighting of a particular  industry in its target index,  the Fund may invest more than 25% of its total assets in securities of issuers in that industry.  This  limitation does not apply to
     securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities  or  securities  of  other  investment   companies.   The
     following  industries  are considered  separate  industries for purposes of this investment restriction:  electric,  natural gas distribution,  natural gas pipeline,  combined electric and natural gas, and telephone  utilities, captive borrowing  conduit,  equipment  finance,  premium finance,  leasing finance,  consumer  finance and other  finance.  For the Aberdeen  Tax-Free
     Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

o    May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio
     securities,   (ii)  purchase  and  hold  debt   securities  or  other  debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities, (iii) make loans
     secured  by  mortgages  on  real  property,   (iv)  enter  into  repurchase
     agreements,  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate, except that each Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

The Optimal Allocations Funds:

o    May not invest more than 25% of the Fund's  total assets in  securities  of issuers in any one industry (other than securities  issued or guaranteed by the  U.S.  government  or any  of  its  agencies  or  instrumentalities  or securities of other investment companies).

Concentration  Policies.  Each of the  Following  Funds  Has a Policy  Regarding
Concentrating  its  Investments  in the  Securities  of Companies in the Same or
Related Industries as Described Below:

The Aberdeen Global Financial Services Fund:*

o    Will  invest  25% or more of its  assets in at least  one of the  following industry groups:  banks and savings and loan institutions and their holding companies,  consumer and industrial  finance  companies,  investment banks,
     insurance  brokers,   securities  brokers  and  investment  advisers,  real
     estate-related companies,  leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

The Aberdeen Global Utilities Fund:*

o    Will  invest  25% or more of its  assets in at least  one of the  following industry  groups:  energy  sources;  maintenance  services;  companies that
     provide   infrastructure   for   utilities;   cable   television;    radio;
     telecommunications   services;   transportation  services;  and  water  and
     sanitary services.

The Aberdeen Global Health Sciences Fund:*

o    Will  invest  25% or more of its  assets in at least  one of the  following industry  groups:  health  care;  pharmaceuticals;  biotechnology;  medical supplies; medical services and medical devices.

The Aberdeen Global Technology and Communications Fund:

o    Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications  industries.  These industries include:
     hardware and equipment;  information technology;  software;  consulting and services;  consumer  electronics;  defense  technology;  broadcasting;  and communication equipment.

The Aberdeen Global Natural Resources Fund:

o    Will invest more than 25% of its total assets in  securities  of issuers in natural resources industries. These industries include: integrated oil; oil and gas exploration and production;  gold and other precious metals;  steel and iron  ore  production;  energy  services  and  technology;  base  metal production;  forest products; farming products; paper products;  chemicals;
     building  materials;  coal;  alternative energy sources;  and environmental services.

* For purposes of calculation of this restriction, the Fund considers whether it has invested  25% or more of its total  assets in the  companies of the required industries.

The Following are the Non-Fundamental  Operating Policies of the Funds Which May
Be Changed by the Board of Trustees of the Trust Without Shareholder Approval:

Each Fund may not:

o    Sell  securities  short  (except for the Aberdeen  Small Cap Growth  Equity
     Fund,  Aberdeen  Small Cap Value Fund,  Aberdeen  Hedged Core Equity  Fund,
     Aberdeen  Small Cap  Opportunities  Fund,  Aberdeen  Market  Neutral  Fund,
     Aberdeen Equity Long-Short Fund, Aberdeen Mid Cap Growth Fund, and Aberdeen
     Select  Growth  Fund),  unless  the Fund  owns or has the  right to  obtain securities  equivalent in kind and amount to the  securities  sold short or unless it covers such short  sales as  required  by the  current  rules and positions  of the SEC or its staff,  and provided  that short  positions in forward currency contracts,  options, futures contracts, options on futures contracts,  or other  derivative  instruments  are not deemed to constitute selling  securities  short.  The Aberdeen  Select Growth Fund may only sell securities  short in  accordance  with  the  description  contained  in its
     Prospectus or in this SAI.

o    Purchase securities on margin,  except that the Funds may use margin to the extent  necessary  to engage in short sales and may obtain such  short-term credits as are necessary for the  clearance of  transactions;  and provided that margin deposits in connection with options, futures contracts, options on  futures  contracts,  transactions  in  currencies  or other  derivative instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid.

o    Pledge,  mortgage or  hypothecate  any assets owned by the Fund (except for the Aberdeen Hedged Core Equity Fund, Aberdeen Small Cap Opportunities Fund
     and  Aberdeen  Equity  Long-Short  Fund)  except  as  may be  necessary  in connection  with  permissible  borrowings  or  investments  and  then  such pledging,  mortgaging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause  a  Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above for such  Fund's  investment  in  illiquid securities,  a Fund will act to cause the aggregate amount of such securities to come  within  such  limit  as soon as  reasonably  practicable.  In such  event, however,  such Fund would not be required to liquidate any portfolio  securities where a Fund would suffer a loss on the sale of such securities.

     The  investment  objectives  of the  Funds are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

Each Fund except the Optimal Allocation Funds may not:

o    Purchase securities of other investment  companies except (a) in connection with a  merger,  consolidation,  acquisition,  reorganization  or  offer of exchange,  or (b) to the extent  permitted  by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

Internal Revenue Code Restrictions

     In  addition  to the  investment  restrictions  above,  each  Fund  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, each Fund's  holdings must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more  than 25% of the value of the  Fund's  assets is invested in the  securities  (other than those of the U.S.  government  or other
U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related trades or businesses or the securities of one or more  qualified  publicly trade partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment  adviser,  principal  underwriter or affiliated persons of the Funds'  investment  adviser or principal  underwriter.  The Trust's  overall policy with  respect to the  release of  portfolio  holdings is to release  such information  consistent with  applicable  legal  requirements  and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Trust will not make available to anyone non-public  information with respect to its portfolio  holdings until such time as the  information is made available to all shareholders or the general public.

     The policies and procedures are applicable to the Funds' investment adviser and any  subadviser  to the Funds.  Pursuant  to the  policy,  the Funds,  their investment adviser, any subadviser, and their agents are obligated to:

o    Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
o    Ensure that  portfolio  holdings  information  is not provided to a favored group of clients or potential clients; and
o    Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

     Portfolio  holdings  information  that is not  publicly  available  will be released  selectively  only pursuant to the exceptions  described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, the Adviser's Chief Investment Officer,  Chief  Administrative  Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

     Each Fund  posts onto the  Trust's  internet  site  (www.aberdeenfunds.com)
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio  holdings  information to the SEC  using  Form N-Q  within  60 days of the end of the  first  and third quarter  ends of the  Funds'  fiscal  year and on Form  N-CSR on the  second and fourth  quarter ends of the Funds'  fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC's electronic filings.
Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can
only  be  authorized  by  the  Adviser's   Chief   Investment   Officer,   Chief
Administrative  Officer or their duly authorized  delegate and will be made only when:

o    A Fund has a legitimate  business purpose for releasing  portfolio holdings information  in  advance  of release  to all  shareholders  or the  general public;
o    The  recipient of the  information  provides  written  assurances  that the non-public portfolio holdings information will remain confidential and that persons  with access to the  information  will be  prohibited  from trading based on the information; and
o    The release of such information  would not otherwise  violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

     Under this policy,  the receipt of  compensation  by a Fund, the investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public  portfolio  holdings  information  will not be  deemed  a  legitimate business purpose.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in advance of general release include the following:

o        Data consolidators (including ratings agencies);
o        Fund rating/ranking services and other data providers; and
o        Service providers to the Funds.

     The Funds' investment  adviser conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees  regarding  the  operation  of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  adviser's compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Fund that was served as a result of the exception.

                   BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------------------------------------------------
                    TRUSTEES WHO ARE NOT INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------

                               POSITION(S) HELD                             NUMBER OF PORTFOLIOS
NAME, ADDRESS, AND YEAR OF   WITH FUND AND LENGTH   PRINCIPAL OCCUPATION      IN FUND COMPLEX       OTHER DIRECTORSHIPS
           BIRTH                OF TIME SERVED       DURING PAST 5 YEARS    OVERSEEN BY TRUSTEE       HELD BY TRUSTEE*
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------

--------------------------------------------------------------------------------------------------------------------------
                      TRUSTEES WHO ARE INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST
---------------------------- --------------------- ----------------------- ---------------------- ------------------------

                               POSITION(S) HELD
                                WITH FUND AND                              NUMBER OF PORTFOLIOS
NAME, ADDRESS, AND YEAR OF      LENGTH OF TIME      PRINCIPAL OCCUPATION      IN FUND COMPLEX       OTHER DIRECTORSHIPS
           BIRTH                    SERVED          DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE      HELD BY TRUSTEE*
---------------------------- --------------------- ----------------------- ---------------------- ------------------------

Gary Bartlett                Trustee since         Chief Executive                  26
Aberdeen Asset               September 2007        Officer, Aberdeen
Management Inc.                                    Asset Management
1735 Market Street                                 Inc. (1992-2007)
37th Floor
Philadelphia, PA 19103
---------------------------- --------------------- ----------------------- ---------------------- ------------------------

*    Directorships held in (1) any other investment  companies  registered under the  1940  act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

--------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS OF THE TRUST
---------------------------- ---------------------- ----------------------------------------------------------------------
                               POSITION(S) HELD
NAME, ADDRESS, AND YEAR OF   WITH FUND AND LENGTH
           BIRTH                OF TIME SERVED                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------- ---------------------- ----------------------------------------------------------------------
Vincent J. Esposito          President and Chief    Currently, Head of North American Mutual Funds for Aberdeen Asset
5 Tower Bridge               Executive Officer      Management Inc.  Previously, Managing Director, Deutsche Asset
300 Barr Harbor Drive,                              Management (2003-2007); President and Principal Executive Officer of
Suite 300                                           The DWS Scudder Family of Funds, President and Chief Executive
West Conshohocken, PA 19428                         Officer of The Central Europe and Russia Fund, Inc., The European
                                                    Equity Fund, Inc., The New Germany Fund, Inc. (2003-2005)
Year of Birth: 1956                                 (registered investment companies); Vice Chairman and Director of The
                                                    Brazil Fund, Inc., The Korea Fund and The Global Commodities Stock
                                                    Fund (2004-2005) (registered investment companies); formerly,
                                                    Managing Director, Putnam Investments (1991-2002).
---------------------------- ---------------------- ----------------------------------------------------------------------
Alan Goodson                 Treasurer and Chief    Vice President and Secretary (since October 2005) and employee
Aberdeen Asset Management    Financial Officer      (since June 2005) of Aberdeen Asset Management Inc.; Head of Finance
Inc.                                                (from 2000 to May 2005) and Company Secretary (from 2001 to May
1735 Market Street                                  2005) of Aberdeen Private Wealth Management Limited; Finance
37th Floor                                          Director and Company Secretary of Aberdeen Asset Managers Jersey
Philadelphia, PA 19103                              Limited (from 2002 to November 2005); Company Secretary of Aberdeen
                                                    Asset Managers (C.I.) Limited (from 2001 to June 2005).
Year of Birth: 1975

---------------------------- ---------------------- ----------------------------------------------------------------------

Responsibilities of The Board Of Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

                          BOARD OF TRUSTEES COMMITTEES

     The Board of Trustees has two  standing  committees:  Audit and  Nominating
Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and  certifications  with respect to such Code of Ethics; and (h)
oversee the Trust's written policies and procedures  adopted under Rule 38a-1 of the  1940  Act and  oversee  the  appointment  and  performance  of the  Trust's designated  Chief  Compliance  Officer.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Trust's  shareholders.  Each of the members  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the 1940 Act.

     The Nominating Committee has the following powers and responsibilities: (1)
selection and  nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board);  (2) periodic review of the composition of the Board to determine whether it may be  appropriate  to add  individuals  with specific  backgrounds, diversity or skill sets;  (3)  periodic  review of Board  governance  procedures
(including the Board's effectiveness,  Trustee retirement, Trustee investment in the Funds and the process by which the Trust's  principal  service providers are evaluated);  and (4) review of completed Trustee and Officer  Questionnaires and adjust  composition of the Board by recommending  the removal,  replacement,  or retirement  of  an  incumbent  Trustee  and  may  recommend  the  selection  and nomination of an appropriate candidate.  The Nominating Committee reports to the full Board with recommendations of any appropriate changes to the Board.

     The  Nominating  Committee has adopted  procedures  regarding its review of recommendations for trustee nominees,  including those recommendations presented by  shareholders.  When  considering  whether to add  additional  or  substitute
Trustees  to the Board of Trustees of the Trust,  the  Trustees  shall take into account any proposals for candidates that are properly  submitted to the Trust's
Secretary.  Shareholders  wishing to present one or more  candidates for Trustee for  consideration  may do so by  submitting  a signed  written  request  to the
Trust's Secretary at attn:  Secretary,  Aberdeen Funds, 5 Tower Bridge,  300 Bar
Harbor Drive, Suite 300, West Conshohocken,  Pennsylvania  19428, which includes the  following  information:  (i)  name  and  address  of  shareholder  and,  if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connection  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The Trust is newly organized and, as a result,  the Committees have not yet held meetings.

Ownership of Shares of Aberdeen Funds

     As of the date of this SAI, the Fund had not yet commenced  operations  and the Trustees and Officers of the Trust do not hold any shares.

Compensation of Trustees

     The Trustees will receive fees and  reimbursement for expenses of attending board meetings from the Trust.  Aberdeen Asset Management,  Inc.  ("Aberdeen" or
the  "Adviser")  reimburses the Trust for fees and expenses paid to Trustees who are interested  persons of the Trust and who are employees of the Adviser or its affiliates.  The Compensation Table below sets forth the total compensation that the Funds expect to pay to each Independent  Trustees,  before  reimbursement of expenses, during a full fiscal year.

---------------------------- ------------------- ----------------------- ---------------------- ----------------------

            (1)                     (2)                   (3)                     (4)                    (5)
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

      Name of Trustee            Estimated         Pension Retirement      Estimated Annual      Total Compensation
                                 Aggregate        Benefits Accrued as        Benefits Upon          from the Fund
                             Compensation from   Part of Trust Expenses       Retirement              Complex*
                                 the Trust
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

---------------------------- ------------------- ----------------------- ---------------------- ----------------------

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

Code of Ethics

     Federal law  requires  the Trust and each of its  investment  advisers  and sub-advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel  may  invest in  securities  for their  personal  accounts  (including securities that may be purchased or held by the Trust). Copies of these Codes of
Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal law  requires  the Trust and each of its  investment  advisers  and subadvisers to adopt  procedures for voting proxies ("Proxy Voting  Guidelines")
and to  provide a summary  of those  Proxy  Voting  Guidelines  used to vote the securities  held by the Funds.  The summary of such Proxy Voting  Guidelines  is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the  compensation  of the Trustees who are not  employees of
Aberdeen  Asset   Management  Inc.  ("the  Adviser"  or  "Aberdeen")  ,  or  its
affiliates,  and all  expenses  (other  than  those  assumed  by the  applicable adviser),  including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust;  investment advisory fees and any Rule 12b-1 fees;  fees under the Trust's  Fund  Administration  and
Transfer Agency Agreement, which includes the expenses of calculating the Funds'
net asset values; fees and expenses of independent  certified public accountants and legal  counsel of the Trust and to the  independent  Trustees;  expenses  of preparing, printing, and mailing shareholder reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution,  recording, and settlement of portfolio security transactions;  short sale dividend expenses;  insurance premiums;  administrative services fees under an  Administrative  Services  Plan;  fees and expenses of the  custodian for all services to the Trust; expenses of shareholder  meetings;  and expenses relating to the issuance,  registration,  and  qualification  of shares of the Trust. The
Adviser may, from time to time,  agree to  voluntarily  or  contractually  waive advisory  fees,  and if necessary  reimburse  expenses,  in order to limit total operating  expenses  for each Fund and/or  classes,  as described  below.  These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

Investment Adviser

     Under the Investment  Advisory  Agreement with the Trust,  Aberdeen manages the Funds in  accordance  with the policies and  procedures  established  by the
Trustees.

     Except as described below,  the Adviser manages the day-to-day  investments of the assets of the  Funds.  For  certain  Funds,  the  Adviser  also  provides investment  management evaluation services in initially selecting and monitoring on an ongoing basis the  performance of one or more  subadvisers  who manage the investment  portfolio of a particular  Fund.  The Adviser is also  authorized to select  and place  portfolio  investments  on behalf of such  subadvised  Funds;
however the Adviser does not intend to do so as a routine matter at this time.

     The following Funds are subadvised:

                        Aberdeen China Opportunities Fund
                        Aberdeen Developing Markets Fund
                       Aberdeen International Equity Fund
                         Aberdeen Select Small Cap Fund*
                         Aberdeen Select Worldwide Fund
                         Aberdeen Global Utilities Fund

       * A portion of the Fund is sub-advised by NorthPointe Capital LLC.

Aberdeen Asset Management Inc.

     Aberdeen  pays the  compensation  of the officers of the Trust  employed by
Aberdeen.   Aberdeen  also  furnishes,   at  its  own  expense,   all  necessary
administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Trust and  maintaining its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions  of the Trust.  In addition,  Aberdeen pays, out of its legitimate profits,  broker-dealers,  trust companies, transfer agents and other financial  institutions in exchange for their selling of shares of the  Trust's  series  or  for  recordkeeping  or  other  shareholder  related services.

     The Investment Advisory Agreement also specifically provides that Aberdeen, including its directors,  officers,  and employees,  shall not be liable for any error  of  judgment,  or  mistake  of law,  or for any loss  arising  out of any investment,  or for any act or omission in the execution  and  management of the
Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter  shall continue  automatically  for successive annual  periods  provided such  continuance  is  specifically  approved at least annually by the  Trustees,  or by vote of a majority of the  outstanding  voting securities of the Trust,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement or interested  persons of any such party.  The
Agreement terminates  automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority  of the  outstanding  voting  securities  of that Fund,  or by either party, on not less than 60 days written notice.  The Agreement  further provides that Aberdeen may render similar services to others.

     Aberdeen,  located at 1735  Market  Street,  37th Floor,  Philadelphia,  PA
19103, is wholly owned by Aberdeen Asset Management PLC, a corporation organized under the laws of Scotland. Gary Bartlett, the sole trustee of the Trust is also the chief executive officer of Aberdeen.

     For services  provided under the Investment  Advisory  Agreement,  Aberdeen receives  an annual fee paid  monthly  based on average  daily net assets of the applicable Fund according to the following schedule:

------------------------------------------ ------------------------------------- ------------------------------

                  Fund                                    Assets                 Investment Advisory Fee
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Mid Cap Growth Fund               $0 up to $250 million                             0.80%

                                           $250 million up to $1 billion                     0.77%

                                           $1 billion up to $2 billion                       0.74%

                                           $2 billion up to $5 billion                       0.71%

                                           $5 billion and more                               0.68%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Tax-Free Income Fund              $0 up to $250 million                             0.50%

                                           $250 million up to $1 billion                     0.475%

                                           $1 billion up to $2 billion                       0.45%

                                           $2 billion up to $5 billion                       0.425%

                                           $5 billion and more                               0.40%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Small Cap Fund                    up to $100 million                                0.95%

                                           $100 million or more                              0.80%

------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Select Small Cap Fund             All Assets                                        0.95%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Global Natural Resources Fund     $0 up to $500 million                             0.70%

                                           $500 million up to $2 billion                     0.65%

                                           $2 billion and more                               0.60%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Global Technology and             $0 up to $500 million                             0.88%
Communications Fund
                                           $500 million up to $2 billion                     0.83%

                                           $2 billion and more                               0.78%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Global Health Sciences Fund       $0 up to $500 million                             0.90%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Select Growth Fund                $0 up to $500 million                             0.90%

                                           $500 million up to $2 billion                     0.80%

                                           $2 billion and more                               0.75%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Select Equity Fund                $0 up to $500 million                             0.80%

                                           $500 million up to $2 billion                     0.70%

                                           $2 billion and more                               0.65%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Equity Long-Short Fund            $0 up to $250 million                             1.50%

                                           $250 million and more                             1.25%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen China Opportunities Fund          $0 up to $500 million                             1.25%

                                           $500 million up to $2 billion                     1.20%

                                           $2 billion and more                               1.15%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Optimal Allocations Funds:        All Assets                                        0.15%

     Growth Fund

     Moderate Growth Fund

     Moderate Fund

     Specialty Fund

     Defensive Fund
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Developing Markets Fund           $0 up to $500 million                             1.05%

                                           $500 million up to $2 billion                     1.00%

                                           $2 billion and more                               0.95%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen International Equity Fund         $0 up to $500 million                             0.90%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Select Worldwide Fund             $0 up to $500 million                             0.90%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Global Financial Services Fund    $0 up to $500 million                             0.90%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Global Utilities Fund             $0 up to $500 million                             0.70%

                                           $500 million up to $2 billion                     0.65%

                                           $2 billion and more                               0.60%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Hedged Core Equity Fund           All Assets                                        1.25%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Small Cap Opportunities Fund      $0 up to $500 million                             0.85%

                                           $500 million up to $2 billion                     0.75%

                                           $2 billion and more                               0.70%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Market Neutral Fund               All Assets                                        1.25%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Small Cap Growth Fund             $0 up to $500 million                             0.95%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Aberdeen Small Cap Value Fund              $0 up to $500 million                             0.95%

                                           $500 million up to $2 billion                     0.85%

                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Limitation of Fund Expenses

     In the interest of limiting  the  expenses of the Funds,  Aberdeen may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of the Funds.  In this  regard,  Aberdeen  has entered into expense limitation  agreements with the Trust on behalf of certain of the Funds (each an
"Expense Limitation Agreement").  Pursuant to the Expense Limitation Agreements,
Aberdeen has agreed to waive or limit its fees and to assume  other  expenses to the extent necessary to limit the total annual operating  expenses of each Class of each such Fund to the limits  described  below.  This limit excludes  certain
Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance  with generally  accepted  accounting  principles, expenses incurred by a Fund in connection with any merger or reorganization  and may exclude other  non-routine  expenses not incurred in the ordinary  course of the  Fund's  business.  Please  note that the waiver of such fees will cause the total  return and yield of a Fund to be higher than they would  otherwise  be in the absence of such a waiver.

     With  respect  to the  following  funds,  Aberdeen  Small Cap  Value  Fund,
Aberdeen  Global  Technology and  Communications  Fund,  Aberdeen  Global Health
Sciences  Fund,  Aberdeen  Select Growth Fund,  Aberdeen may request and receive reimbursement  from the Funds for the advisory  fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation  Agreement at a later  date but no more than five  years  from the  fiscal  year in which a waiver or  reimbursement  was made and the Fund has reached a  sufficient  asset size to  permit  reimbursement  to be made  without  causing  the  total  annual operating  expense  ratio  of the  Fund to  exceed  the  limits  in the  Expense
Limitation  Agreement.  No reimbursement will be made to a Fund unless: (i) such
Fund's assets exceed $100  million;  (ii) the total annual  expense ratio of the
Class  making such  reimbursement  is less than the limit set forth  below;  and
(iii) the payment of such  reimbursement is approved by the Board of Trustees on a quarterly basis.  Except as provided for in the Expense Limitation  Agreement, reimbursement  of amounts  previously  waived or  assumed by the  Adviser is not permitted.

     With  respect to the  Aberdeen  Equity  Long-Short  Fund,  Aberdeen Mid Cap
Growth Fund,  Aberdeen Select Small Cap Fund, Aberdeen China Opportunities Fund,
Aberdeen Global Natural Resources Fund, Aberdeen Small Cap Growth Fund, Aberdeen
Small Cap Value Fund,  Aberdeen Hedged Core Equity Fund and the Aberdeen Optimal
Allocations Funds, Aberdeen may request and receive reimbursement from the Funds for the  advisory  fees  waived or  limited  and other  expenses  reimbursed  by
Aberdeen  pursuant to the Expense  Limitation  Agreement  at a later date when a
Fund has  reached a  sufficient  asset size to permit  reimbursement  to be made without causing the total annual  operating  expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such  reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of
Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement  is made no more than three  years from the fiscal  year in which the  corresponding waiver or  reimbursement  to the Fund was made.  Except as  provided  for in the
Expense  Limitation  Agreement,  reimbursement of amounts  previously  waived or assumed by Aberdeen is not permitted.

     Until at least  February 28, 2009,  Aberdeen  has agreed  contractually  to waive  advisory  fees and, if  necessary,  reimburse  expenses in order to limit total annual fund operating expenses,  excluding any taxes, interest,  brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities,  short sale dividend expenses,  Rule 12b-1 fees, fees paid pursuant  to an  Administrative  Services  Plan,  other  expenditures  which are
capitalized  in  accordance  with  generally  accepted  accounting   principles,
expenses incurred by a Fund in connection with any merger or reorganization  and may exclude other  non-routine  expenses not incurred in the ordinary  course of the Fund's business, for certain Funds of the Trust as follows(1):

o    Aberdeen  Mid Cap Growth Fund to 1.20% for Class A shares,  Class B shares,
     Class C shares, Class D shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen  Select  Small Cap Fund to 1.35%  Class A shares,  Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares
o    Aberdeen  Select  Growth Fund to 1.30% for Class A shares,  Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares
o    Aberdeen  Global  Technology and  Communications  Fund to 1.38% for Class A
     shares,  Class B  shares,  Class C shares,  Class R  shares,  Institutional
     Service Class shares, and Institutional Class shares
o    Aberdeen Global Health  Sciences Fund to 1.40% for Class A shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen  Select  Equity Fund to 1.20% for Class A shares,  Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares
o    Aberdeen  Equity  Long-Short  Fund to 1.65%  for  Class A  shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares(1)
o    Aberdeen  China  Opportunities  Fund to 1.75% for  Class A shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen Global Natural Resources Fund for 1.20% for Class A shares,  Class
     B shares,  Class C  shares,  Class R shares,  Institutional  Service  Class shares, and Institutional Class shares
o    Aberdeen  Optimal  Allocations  Funds to 0.25% for Class A shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen  Developing  Markets  Fund to 1.55% for  Class A  shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen  International  Equity  Fund to 1.40% for Class A shares,  Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares
o    Aberdeen Select Worldwide Fund to 1.40% for Class A shares, Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares
o    Aberdeen Global Financial Services Fund to 1.40% for Class A shares,  Class
     B shares,  Class C  shares,  Class R shares,  Institutional  Service  Class shares, and Institutional Class shares
o    Aberdeen Global Utilities Fund to 1.20% for Class A shares, Class B shares,
     Class C shares,  Class R shares,  Institutional  Service Class shares,  and
     Institutional Class shares
o    Aberdeen Small Cap Growth Fund to 1.35% for Class A Shares, Class B Shares,
     Class  C  Shares,  Class  R  Shares,   Institutional   Service  Shares  and
     Institutional Class Shares
o    Aberdeen Small Cap Value Fund to 1.35% for Class A Shares,  Class B Shares,
     Class  C  Shares,  Class  R  Shares,   Institutional   Service  Shares  and
     Institutional Class Shares
o    Aberdeen  Hedged  Core  Equity Fund to 1.65% for Class A, Class B, Class C,
     Class R, Institutional Shares and Institutional Service Shares

(1) the Adviser has agreed to waive an amount equal to 0.25% from its management fee.

Investment Advisory Fees

Prior to the date of this SAI, the Funds had not commenced operations.

Subadvisers

The subadvisers for certain of the Funds advised by the Adviser are as follows:

--------------------------------------------------- ---------------------------------------------------------

FUND                                                SUBADVISER

--------------------------------------------------- ---------------------------------------------------------

Aberdeen China Opportunities Fund                   Gartmore Global Partners ("GGP"), Aberdeen Asset
                                                    Management Investment Services Limited ("AAMISL")
                                                    and Aberdeen Asset Management Asia Limited ("AAMAL")
--------------------------------------------------- ---------------------------------------------------------

Aberdeen Developing Markets Fund                    GGP, AAMISL and AAMAL
--------------------------------------------------- ---------------------------------------------------------

Aberdeen International Equity Fund                  GGP, AAMISL and AAMAL
--------------------------------------------------- ---------------------------------------------------------

Aberdeen Select Small Cap Fund                      NorthPointe Capital, LLC ("NorthPointe")
--------------------------------------------------- ---------------------------------------------------------

Aberdeen Select Worldwide Fund                      GGP, AAMISL and AAMAL
--------------------------------------------------- ---------------------------------------------------------

Aberdeen Global Utilities Fund                      GGP, AAMISL and AAMAL
--------------------------------------------------- ---------------------------------------------------------

     GGP, 8 Fenchurch Place, London,  England, United Kingdom, is the subadviser for certain of the Funds and manages each Fund's assets in  accordance  with the investment objective and strategies. GGP makes investment decisions and executes them by placing purchase and sell orders for securities.

     AAMISL, a United Kingdom corporation,  and AAMAL, a Singapore  corporation, will each  serve as  subadviser  to  certain  Funds.  AAMISL  and AAMAL are both affiliates  of the  Adviser.  AAMISL  and  AAMAL do not have  management  over a specific  portion of a Fund's  assets at this time,  but each assist the Adviser with oversight for certain Funds subadvised by GGP. AAMISL is located at One Bow
Churchyard,  London,  England  EC4M9HH.  AAMAL is located  at 21 Church  Street,
#01-01 Capital Square Two, Singapore 049480.

     NorthPointe,  101 West Big Beaver,  Suite 745, Troy,  Michigan  48084, is a
domestic-equity  money management firm dedicated to serving the investment needs of institutions,  high-net worth  individuals and mutual funds.  NorthPointe was organized in 1999.  NorthPointe  is a  majority-owned  subsidiary of North Point
Holdings LLC.

     Subject to the  supervision  of the Adviser and the  Trustees,  each of the subadvisers  manages the assets of the Fund listed above in accordance  with the
Fund's  investment  objectives and policies.  Each subadviser  makes  investment decisions for the Fund and in connection with such investment  decisions  places purchase and sell orders for securities.  For the investment management services they provide to the Funds, the subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the Funds.

     A discussion  regarding the basis for the Board of Trustees approval of the investment  advisory  contracts of the Funds will become available in the Funds'
report to the shareholders for the six-month period ended ______________.

Multi-Manager Structure

     The Adviser and the Trust intend to apply for an  exemptive  order from the
SEC for a multi-manager structure which would allow the Adviser to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders;  the order would also allow the  Adviser to revise a  subadvisory  agreement  with an unaffiliated  subadviser  without  shareholder  approval.  If a new unaffiliated subadviser is hired, the change would be communicated to shareholders  within 90 days of such changes,  and all changes would be approved by the Trust's Board of
Trustees, including a majority of the Trustees who are not interested persons of the  Trust or the  Adviser.  The  order  would be  intended  to  facilitate  the efficient  operation  of the Funds and  afford  the Trust  increased  management flexibility.

     The Adviser provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisers for the Fund and  thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring  functions.  Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the subadviser or the Fund will obtain favorable results at any given time.

Portfolio Managers

     Appendix C contains  the  following  information  regarding  the  portfolio manager identified in the Fund's Prospectus:  (i) a description of the portfolio manager's  compensation  structure and (ii) information regarding other accounts managed by the portfolio manager and potential  conflicts of interest that might arise from the management of multiple  accounts.  Because the Funds are new, the portfolio managers do not own shares of any of the Funds.

Distributor

     The Trust and ____________________ (the "Distributor" or "___________") are
parties to a Distribution  Agreement dated _________,  2007, (the  "Distribution
Agreement")  whereby  the  Distributor  acts as  principal  underwriter  for the
Trust's  shares.   The  principal   business   address  of  the  Distributor  is
______________________________.    Under   the   Distribution   Agreement,   the
Distributor must use all reasonable efforts, consistent with its other business, in  connection  with  the  continuous  offering  of  shares  of the  Trust.  The
Distributor  has no  obligation  to sell any  specific  quantity of Fund shares.
Unless otherwise terminated,  the Distribution  Agreement has an initial term of two years and thereafter  will remain in effect from year to year for successive annual  periods if approved at least  annually  (i) by the vote of a majority of the  Company's  Board  of  Directors  who are not  parties  to the  Distribution
Agreement or interested persons (as defined in the 1940 Act) of any party to the
Distribution  Agreement,  cast in person at a meeting  called for the purpose of voting  on such  approval,  and  (ii)  by the  vote of the  Company's  Board  of
Directors  or the vote of a majority of the  outstanding  Shares of the Company.
The Distribution Agreement may be terminated in the event of any assignment,  as defined in the 1940 Act.

     The Distributor solicits orders for the sale of Shares, advertises and pays the costs of  advertising,  office  space  and the  personnel  involved  in such activities. If applicable to a class of the Company's Shares as described below, the  Distributor  may  receive  distribution  fees from  certain of the Funds as authorized by the Distribution and Service Plan described below.

     The  Distributor  also receives the proceeds of contingent  deferred  sales charges imposed on certain  redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares).

     The  distributor  reallows  to  dealers  5.00% of sales  charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%,  4.00% of sales  charges  on Class A shares of the Funds  which  have a maximum  front-end sales  charge of 4.75%,  3.00% of sales  charges  on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class
X shares of the Funds,  1.85% on Class C and Class Y shares of the Funds,  4.00%
on Class D shares of the Funds.

Distribution Plan

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with  respect to certain  classes of shares.  The Plan  permits the
Funds to compensate  _________________,  as the Funds' Distributor, for expenses associated  with the  distribution  of  certain  classes of shares of the Funds.
Although actual  distribution  expenses may be more or less,  under the Plan the
Funds pay the  distributor  an annual fee in an amount  that will not exceed the following amounts:

o    0.25% of the average daily net assets of Class A shares of each  applicable
     Fund (distribution or services fees);
o    1.00% of the  average  daily net  assets of Class B and Class C shares  for each applicable Fund (0.25% service fees);
o    0.50% of the  average  daily  net  assets  of the  Class R  Shares  of each applicable  Fund (0.25% of which must be either a  distribution  or service fee); and
o    0.85% of the  average  daily net  assets of Class X and Class Y shares  for each applicable Fund.

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of  Trustees  on  ________,  2007,  and may be  amended  from  time to time upon approval  by vote of a majority  of the  Trustees,  including  a majority of the
Independent  Trustees,  cast in person at a meeting called for that purpose. The
Plan  may be  terminated  as to a Class of a Fund by vote of a  majority  of the
Independent Trustees, or by vote of a majority of the outstanding shares of that
Class.  Any change in the Plan that would  materially  increase the distribution cost to a  Class  requires  shareholder  approval.  The  Trustees  will  review, quarterly,  a written report of such costs and the purposes for which such costs have been incurred.  The Plan may be amended by vote of the Trustees including a majority of the  Independent  Trustees,  cast in person at a meeting  called for that purpose. For so long as the Plan is in effect,  selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the Independent  Trustees or by a vote of the majority of the outstanding Shares of the  applicable  Class.  The Plan  will  continue  in effect  for  successive one-year periods,  provided that each such continuance is specifically  approved
(i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire  Board of Trustees  cast in person at a meeting  called for that purpose.  The Board of Trustees has a duty to request and evaluate such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition  the Trustees in approving  the Plan as to a Fund must  determine  that there is a  reasonable  likelihood  that the Plan will benefit such Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     ________________  will  enter  into,  from  time to time,  agreements  with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's shares  including,  but not limited to, those  discussed  above.  The Advisor or an affiliate of the Advisor may pay additional  amounts  from  its own  resources  to  dealers  or  other  financial intermediaries,  for aid in distribution or for aid in providing  administrative services to shareholders.

Administrative Services Plan

     Under the terms of an Administrative  Services Plan, a Fund is permitted to
enter  into  Servicing   Agreements  with  servicing   organizations,   such  as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative support services in connection with the Class A, Class D, Class R and  Institutional  Service  Class  shares of the Funds  (as  applicable).  Such administrative  support services include, but are not limited to, the following:
establishing  and  maintaining  shareholder  accounts,  processing  purchase and redemption  transactions,  arranging  for  bank  wires,  performing  shareholder sub-accounting,  answering  inquiries  regarding the Funds,  providing  periodic statements  showing  the  account  balance  for  beneficial  owners  or for plan participants  or  contract  holders  of  insurance  company  separate  accounts, transmitting proxy statements,  periodic reports, updated prospectuses and other communications  to shareholders  and, with respect to meetings of  shareholders, collecting,  tabulating  and  forwarding  to  the  Trust  executed  proxies  and obtaining  such other  information  and  performing  such other  services as may reasonably  be  required.  With  respect to the Class R shares,  these  types of administrative  support  services will be  exclusively  provided for  retirement plans and their plan participants.

     As authorized by the  particular  Administrative  Services  Plan(s) for the
Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which  __________________________  has agreed to provide certain  administrative support services in connection with the applicable Fund shares held beneficially
by  its  customers.  In  consideration  for  providing   administrative  support
services,  _________________  and other  entities with which the Trust may enter into Servicing  Agreements  (which may include  ___________) will receive a fee, computed at the annual rate of up to 0.25%, 0.25%, ____%, ____% and 0.15% of the average  daily  net  assets of the Class A, D, R or  Institutional  Service  and
Service Class shares, respectively, of each Fund (as applicable).

Fund Administration

     Under the terms of a Fund  Administration,  Aberdeen Asset  Management Inc.
("AAMI")  provides various  administrative  and accounting  services,  including daily valuation of the Funds' shares,  preparation of financial statements,  tax returns,  and regulatory  reports,  and presentation of quarterly reports to the
Board of Trustees.  AAMI is located at 5 Tower  Bridge,  300 Barr Harbor  Drive,
Suite 300, West Conshohocken,  Pennsylvania 19428. For the fund  administration, each Fund pays AAMI a combined annual fee based on the Trust's average daily net assets according to the following schedule: [ ].

Sub-Administrator, Transfer Agent and Fund Accountant

     AAMI has entered into a Services  Agreement  with Citi Fund Services  Ohio,
Inc.  ("Citi"),  a wholly  owned  subsidiary  of  Citibank,  N.A.,  whereby Citi provides  transfer  agent,  dividend  disbursement  agent,  and fund  accounting services.  AAMI has also entered into a  Sub-Administration  Agreement with Citi whereby Citi will assist AAMI in  providing  certain of the  administration  and transfer  agency services for each of the Funds.  For these services,  AAMI pays
Citi an annual fee at the following  rates based on the average daily net assets of the  aggregate  of all the Funds of the Trust  that  Citi is  providing  such services for: [ ].

Custodian

     JPMorgan Chase Bank, 270 Park Avenue,  New York, NY 10017, is the custodian for the  Funds  and  makes  all  receipts  and  disbursements  under  a  Custody
Agreement.

Legal Counsel

     Stradley Ronon Stevens & Young LLP, 2600 One Commerce Square, Philadelphia,
PA 19103, serves as the Trust's legal counsel.

Independent Registered Public Accounting Firm

     __________________________________,  serves as the  Independent  Registered
Public Accounting Firm for the Trust.

                              BROKERAGE ALLOCATION

     The Adviser (or a subadviser) is responsible  for decisions to buy and sell securities  and other  investments  for the Funds,  the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if  any.(1)  In  transactions  on stock and  commodity  exchanges  in the United
States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no  commission,  but the price  includes a spread between the dealer's  purchase  and sale  price.  This  spread is the  dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most short term  obligations  are  normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

---------------------------------------
(1)  Because  the  Funds  of  Funds  will  invest  primarily  in  shares  of the
     Underlying  Funds,  it is  expected  that  all  transactions  in  portfolio securities for these Funds will be entered into by the Underlying Funds.

     Except as described below, the primary  consideration in portfolio security transactions  is best execution of the transaction  i.e.,  execution at the most favorable  prices and in the most effective  manner  possible.  "Best execution"
encompasses  many factors  affecting the overall benefit  obtained by the client account in the transaction including,  but not necessarily limited to, the price paid or  received  for a  security,  the  commission  charged,  the  promptness, availability  and reliability of execution,  the  confidentiality  and placement accorded the order, and customer service.  Therefore,  "best execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution  services  provided.  Both the Adviser and the  subadvisers have complete freedom as to the markets in and the broker-dealers  through which they seek this result.

     Subject to the  primary  consideration  of seeking  best  execution  and as discussed  below,  securities may be bought or sold through  broker-dealers  who have furnished  statistical,  research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the Adviser or the  subadviser  will,  where  possible,  take into  account the  comparative usefulness of such  information.  Such information is useful to the Adviser or a subadviser even though its dollar value may be  indeterminable,  and its receipt or availability generally does not reduce the Adviser's or a subadviser's normal research activities or expenses.

     There may be occasions when portfolio  transactions for a Fund are executed as part of concurrent  authorizations  to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Adviser or a subadviser  or by an affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either advantageous or disadvantageous to a
Fund, they are affected only when the Adviser or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of each of the  Adviser  and the  subadvisers  to  obtain  best  execution  through responsible  broker-dealers.  The  determination  of what  may  constitute  best execution  in a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all when a large block is involved,  the  availability of the broker to stand ready to execute possibly  difficult  transactions in the future,  the  professionalism  of the broker,  and the  financial  strength  and stability of the broker.  These considerations are judgmental and are weighed by the Adviser or the  subadvisers in  determining  the overall  reasonableness  of securities  executions and commissions  paid. In selecting  broker-dealers,  the
Adviser or a subadviser will consider various relevant factors,  including,  but not limited to, the size and type of the  transaction;  the nature and character of the markets for the security or asset to be purchased or sold;  the execution
efficiency,    settlement   capability,   and   financial   condition   of   the
broker-dealer's  firm; the  broker-dealer's  execution  services,  rendered on a continuing basis; and the reasonableness of any commissions.

     The Adviser and each subadviser may cause a Fund to pay a broker-dealer who furnishes  brokerage and/or research  services a commission that is in excess of the  commission  another  broker-dealer  would have  received for  executing the transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser or a subadviser is considered to be in addition to and not in lieu of services  required  to be  performed  by it under its  investment advisory  or  subadvisory  agreement,  as the case may be.  The fees paid to the
Adviser and the subadvisers pursuant to their respective  investment advisory or subadvisory  agreement  are not reduced by reason of its receiving any brokerage and research  services.  The research services provided by broker-dealers can be useful to the  Adviser or a  subadviser  in serving  their  other  clients.  All research services received from the brokers to whom commission are paid are used collectively,  meaning such  services may not actually be utilized in connection with each client  account  that may have  provided  the  commission  paid to the brokers providing such services.  the Adviser and the subadvisers are prohibited from  considering  the  broker-dealers  sale of  shares of any fund for which it serves as  investment  adviser  or  subadviser,  except  as may be  specifically permitted by law.

     The Advisor may direct security transactions to brokers providing brokerage and research  services to the benefit of all  Aberdeen  clients,  including  the
Funds.

     Under the 1940 Act,  "affiliated  persons"  of a Fund are  prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, each  Fund may  purchase  securities  from  underwriting  syndicates  of which a
Subadviser  or any of its  affiliates,  as defined in the 1940 Act,  is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best execution,  brokerage  transactions  may be conducted  through  "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer  must, in the judgment of the Adviser or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having  comparable  execution  capability and (2) at least as favorable as commissions  contemporaneously  charged by such broker  or  dealer on  comparable  transactions  for the  broker's  or  dealer's unaffiliated customers.  The Adviser and the subadvisers do not necessarily deem it practicable or in the Funds' best interests to solicit  competitive  bids for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

Class A and Class D Sales Charges

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment  increases.

   Class A Shares of the Funds (other than the Aberdeen Tax-Free Income Fund)

------------------------------ ----------------------------- --------------------------------- --------------------------

     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------

less than $50,000                          5.75%                           6.10%                         5.00%
------------------------------ ----------------------------- --------------------------------- --------------------------

$50,000 to $99,999                         4.75                            4.99                          4.00
------------------------------ ----------------------------- --------------------------------- --------------------------

$100,000 to $249,999                       3.50                            3.63                          3.00
------------------------------ ----------------------------- --------------------------------- --------------------------

$250,000 to $499,999                       2.50                            2.56                          2.00
------------------------------ ----------------------------- --------------------------------- --------------------------

$500,000 to $999,999                       2.00                            2.04                          1.75
------------------------------ ----------------------------- --------------------------------- --------------------------

$1 million or more                         None                            None                          None
------------------------------ ----------------------------- --------------------------------- --------------------------

Class A Shares of the Aberdeen Tax-Free Income Fund

------------------------------ ----------------------------- --------------------------------- --------------------------

     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------

less than $100,000                         4.25%                           4.44%                          3.75%
------------------------------ ----------------------------- --------------------------------- --------------------------

$100,000 to $249,999                       3.50                            3.63                           3.00
------------------------------ ----------------------------- --------------------------------- --------------------------

$250,000 to $499,999                       2.50                            2.56                           2.00
------------------------------ ----------------------------- --------------------------------- --------------------------

$500,000 to $999,999                       2.00                            2.04                           1.75
------------------------------ ----------------------------- --------------------------------- --------------------------

$1 million or more                         None                            None                          None
------------------------------ ----------------------------- --------------------------------- --------------------------

Class D Shares of the Funds

------------------------------ ----------------------------- --------------------------------- --------------------------

     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------

less than $50,000                          4.50%                           4.71%                          4.00%
------------------------------ ----------------------------- --------------------------------- --------------------------

$50,000 to $99,999                         4.00                            4.17                           3.50
------------------------------ ----------------------------- --------------------------------- --------------------------

$100,000 to $249,999                       3.00                            3.09                           2.50
------------------------------ ----------------------------- --------------------------------- --------------------------

$250,000 to $499,999                       2.50                            2.56                           1.75
------------------------------ ----------------------------- --------------------------------- --------------------------

$500,000 to $999,999                       2.00                            2.04                           1.25
------------------------------ ----------------------------- --------------------------------- --------------------------

$1 million to $24,999,999                  0.50                            0.50                           0.50
------------------------------ ----------------------------- --------------------------------- --------------------------

$25 million or more                        None                            None                          None
------------------------------ ----------------------------- --------------------------------- --------------------------

Waiver of Class A and Class D Sales Charges

     You may  qualify  for a  reduced  Class A  sales  charge  if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales  charges.  To receive the reduced or waived sales charge,  you must inform
Customer  Service  or your  broker  or  other  intermediary  at the time of your purchase  that you qualify for such a reduction or waiver.  If you do not inform
Customer  service or your  intermediary  that you are  eligible for a reduced or waived  sales  charge,  you may not receive the  discount or waiver that you are entitled  to. You may have to produce  evidence  that you  qualify for a reduced sales charge or waiver before you will receive it.

     The sales charge  applicable  to Class A and D shares may be waived for the
following purchases due to the reduced marketing effort required by [   ]:

     1)   shares sold to other registered  investment  companies affiliated with
          Aberdeen,
     2)   shares sold:
          a)   to any pension,  profit sharing,  or other employee  benefit plan for the employees of Aberdeen,  any of its affiliated  companies, or investment advisory clients and their affiliates;
          b)   to any endowment or non-profit organization;
          c)   401(k) plans, 457 plans,  403(b) plans,  profit sharing and money purchase  pension  plans,  defined  benefit  plans,  nonqualified deferred compensation plans and other retirement accounts;
          d)   to any life insurance  company separate  account  registered as a unit investment trust;
          e)   to Trustees and retired Trustees of the Trust;
          f)   to    directors,    officers,    full-time    employees,    sales
               representatives  and  their  employees,  and  retired  directors, officers,  employees,  and sale  representatives,  their  spouses
               (including  domestic  partners),  children or immediate relatives
               (immediate relatives include mother, father,  brothers,  sisters,
               grandparents,   grandchildren,   ("Immediate  Relatives")),   and
               Immediate  Relatives  of deceased  employees of any member of the
               Aberdeen,  or any investment  advisory clients of the Adviser and its affiliates;
          g)   to directors,  officers,  and full-time employees,  their spouses
               (including  domestic  partners),  children or Immediate Relatives and  Immediate  Relatives  of deceased  employees  of any sponsor group which may be affiliated with Aberdeen;
          h)   to any qualified  pension or profit sharing plan established by a
               Aberdeen sales  representative  for  himself/herself  and his/her employees;
          i)   to any  person  who pays for the shares  with the  proceeds  from sales of Class D shares of a Fund if the new fund  purchased does not have Class D shares and Class A shares are purchased instead.
     3)   Class A shares sold:
          a)   to any person purchasing  through an account with an unaffiliated brokerage firm having an agreement with the  Distributor to waive sales charges for those persons;
          b)   to  any   directors,   officers,   full-time   employees,   sales
               representatives  and their  employees,  their spouses  (including domestic  partners),  children  or  Immediate  Relatives,  or any
               investment   advisory   clients  of  a  broker-dealer   having  a
               dealer/selling agreement with the Distributor;
     4)   to  employer-sponsored  retirement  plans  including  pension,  profit sharing or  deferred  compensation  plans  which are  qualified  under
          Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

Reduction of Sales Charges

Reduction of Class A and Class D Sales Charges

     Shareholders  can reduce or eliminate  Class A and Class D shares'  initial sales charge through one or more of the discounts described below:

o    A Larger  Investment.  The sales  charge  decreases  as the  amount of your investment increases.
o    Rights of Accumulation. You and members of your family who live at the same address  can add the  current  value of your  Class A,  Class B and Class C investments in the Aberdeen Funds,  that you currently own or are currently purchasing  to the value of your Class A purchase,  possibly  reducing  the sales charge.  To the extent you are eligible to purchase Class D shares of a Aberdeen Fund, these purchases may also be combined.
o    No Sales Charge on a Repurchase. If you sell Fund shares from your account, we allow you a one-time  privilege to reinvest  some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and
     Class D shares  that you buy within 30 days of  selling  Class A or Class D shares  of an equal or  greater  amount  if you have  already  paid a sales charge.  Remember,  if you realize a gain or a loss on your sale of shares, the transaction is taxable and  reinvestment  will not affect the amount of capital  gains tax that is due.  If you realize a loss on your sale and you reinvest,  some or all of the loss may not be  allowed  as a tax  deduction depending on the amount you reinvest.
o    Letter Of Intent  Discount.  State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares and your sales charge will be based on the  total  amount  you  intend  to  invest.  You can also combine your  purchase of Class B and Class C Shares to fulfill your Letter of Intent.  The letter may be backdated  up to 90 days to include  previous purchases for determining your sales charge. Your Letter of Intent is not a binding  obligation  to buy shares of the Fund; it is merely a statement of intent. Call 1-800-________ for more information.

Class B and Class X Shares of the Funds and CDSC

     ____________  compensates  broker-dealers and financial  intermediaries for sales of Class B or Class X shares from its own  resources  at the rate of 4.00%
of such sales. A CDSC, payable to ___________, will be imposed on any redemption of Class B or Class X shares which  causes the current  value of your account to fall below the total  amount of all  purchases  made  during the  preceding  six years.  The  CDSC  is  never  imposed  on  dividends,  whether  paid  in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years  since  you made the  purchase  payment  from  which an amount is being redeemed, according to the following table:

-------------------------------------- -----------------------------

YEAR OF AFTER PURCHASE                 CDSC ON SHARES BEING SOLD
-------------------------------------- -----------------------------

First                                             5.00%
-------------------------------------- -----------------------------

Second                                            4.00%
-------------------------------------- -----------------------------

Third                                             3.00%
-------------------------------------- -----------------------------

Fourth                                            3.00%
-------------------------------------- -----------------------------

Fifth                                             2.00%
-------------------------------------- -----------------------------

Sixth                                             1.00%
-------------------------------------- -----------------------------

Seventh and following                             0.00%
-------------------------------------- -----------------------------

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares,  as the case may be,  remaining  in your account will be sold first.

     For the daily dividend Funds your money will earn daily  dividends  through the date of liquidation. If you redeem all of your shares in one of these Funds, you will  receive  a check  representing  the  value of your  account,  less any applicable  CDSC  calculated as of the date of your  withdrawal,  plus all daily dividends credited to your account through the date of withdrawal.

Automatic Withdrawal Plan (AWP) on Class B and X Shares

     You will not be charged a CDSC on  redemptions if you redeem 12% or less of your  account  value in a single  year.  See the  section  entitled  "Systematic
Investment Strategies" for more information.

Conversion Features for Class B and Class X Shares

     Class B and Class X shares which have been outstanding for seven years will automatically  convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were  purchased.
Such conversion will be on the basis of the relative net asset values of the two classes,  without the  imposition  of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall  thereafter be applied to such  converted  shares.  Because  the per share net asset  value of the Class A shares  may be higher  than that of the Class B or Class X shares at the time of the  conversion,  a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted,  although the dollar value of the amount converted  will be the same.  Reinvestments  of dividends and  distributions  in
Class B or Class X shares will not be  considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class
A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more  exchanges  among Class B shares of the Funds (or from Class X shares of the  Aberdeen  Tax-Free  Income Fund to Class B shares of another Fund) during the  seven-year  period,  the holding  period for shares so exchanged will be counted toward such period.

Class A Finder's Fee and Corresponding CDSC

     There are no front-end sales charges for purchases of Class A shares of the
Funds of $1 million or more.  An  investor  may  purchase  $1 million or more of
Class A shares in one or more of the  Aberdeen  Funds  and  avoid the  front-end sales  charge.  However,  unless an investor is  otherwise  eligible to purchase
Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems  such  Class A shares  within 18 months  of the date of  purchase.  With respect to such  purchases,  the  Distributor may pay dealers a finders' fee (as described  below) on  investments  made in Class A shares with no initial  sales charge.  The CDSC covers the finder's fee paid by the Distributor to the selling dealer.  For the  selling  dealer  to be  eligible  for the  finders'  fee,  the following requirements apply:

o    The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular  combination of the
     Funds  purchased.  The applicable  finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.
o    The  shareholder  will be  subject  to a CDSC for  shares  redeemed  in any redemption within the first 18 months of purchase.

     The CDSC will equal the amount of the  finder's  fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular  Fund.
The Class A CDSC will not exceed the  aggregate  amount of the  finder's fee the
Distributor paid to the selling dealer on all purchases of Class A shares of all
Funds an investor made that were subject to the Class A CDSC.

Amount of Finder's Fee/Contingent Deferred Sales Charge

--------------------------------------------- ----------------------- ----------------------------- ----------------------
                                              Amount of Purchase
                                              $1 million to
Funds Purchased                               $3,999,999               $4 million to $24,999,999     $25 million or more
--------------------------------------------- ----------------------- ----------------------------- ----------------------

Aberdeen International Equity Fund,                   1.00%                      0.50%                      0.25%
Aberdeen Global Technology and
Communications Fund, Aberdeen Global
Financial Services Fund, Aberdeen Global
Utilities Fund, Aberdeen Global Health
Sciences Fund, Aberdeen Select Equity Fund,
Aberdeen Select Growth Fund, Aberdeen Select
Worldwide Fund, Aberdeen Mid Cap Growth
Fund, Aberdeen Equity Long-Short Fund,
Aberdeen China Opportunities Fund, Aberdeen
Global Natural Resources Fund, Aberdeen
Select Small Cap Fund and Optimal
Allocations Funds
--------------------------------------------- ----------------------- ----------------------------- ----------------------

Aberdeen Small Cap Fund                               0.50%                      0.50%                      0.25%
--------------------------------------------- ----------------------- ----------------------------- ----------------------

Aberdeen Tax-Free Income Fund                         0.75%                      0.50%                      0.25%
--------------------------------------------- ----------------------- ----------------------------- ----------------------

CDSC for Class C Shares

     You will pay a CDSC of 1.00% if you sell  your  Class C shares  within  the
first  year  after  you  purchased  the  shares.  The  Distributor   compensates
broker-dealers and financial intermediaries for sales of Class C shares from its own  resources  at the rate of 0.85% of sales of Class C shares of the  Aberdeen
Tax-Free  Income Fund and at the rate of 1.00% of sales of Class C shares of the remaining Funds having Class C shares.

Other Dealer Compensation

     In addition to the dealer  commissions  and payments  under its 12b-1 Plan, from time to time,  the Adviser  and/or its  affiliates  may make  payments  for distribution and/or shareholder  servicing  activities out of their past profits and other of their own  resources.  The Adviser  and/or its  affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without  limitation,  differing  levels  or types of  services  provided  by the intermediary,  the expected  level of assets or sales of shares,  the placing of some or all of the  Funds on a  preferred  or  recommended  list,  access  to an intermediary's  personnel,  and other  factors.  The amount of these payments is determined by the Adviser.

     In  addition  to  these  payments  described  above,  the  Adviser  or  its affiliates  may offer  other  sales  incentives  in the form of  sponsorship  of educational  or  client  seminars  relating  to  current  products  and  issues, assistance  in training  and  educating  the  intermediary's  personnel,  and/or entertainment or meals.  These payments also may include,  at the direction of a retirement plan's named fiduciary,  amounts to  intermediaries  for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted  by  applicable  law, the Adviser or its  affiliates  may pay or allow other incentives or payments to intermediaries.

     The  payments  described  above are often  referred to as "revenue  sharing payments." The recipients of such payments may include:

o    the Distributor and other affiliates of the Adviser,
o    broker-dealers,
o    financial institutions, and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

     Payments  may be based on current  or past  sales;  current  or  historical assets; or a flat fee for specific  services  provided.  In some  circumstances, such  payments may create an incentive for an  intermediary  or its employees or associated  persons  to  recommend  or sell  shares of a Fund to you  instead of shares of funds offered by competing fund families.

Class X and Class Y Shares (Tax-Free Income Fund)

     Class X and Class Y shares of the Tax-Free  Income Fund are available  only to investors that were previously  shareholders of Class X and Class Y shares of the  [___________]  Tax-Free  Income  Fund.  Class X and Class Y shares  are not available to other  investors.  Specifically,  only Class X shareholders  of the
Tax-Free Income Fund will be permitted to purchase  additional Class X shares of that Fund, and only Class Y shareholders  of a the Tax-Free  Income Fund will be permitted  to  purchase  additional  Class  Y  shares  of that  Fund.  To make a subsequent  purchase you must purchase  through the same account and in the same capacity.  If you sell or exchange  all of your Class X or Class Y shares of the
Tax-Free  Income  Fund,  you  may  not  purchase  Class  X or  Class  Y  shares, respectively, of the Tax-Free Income Fund in the future.

Class R Shares

     Class R shares  generally  are available  only to 401(k) plans,  457 plans,
403(b) plans,  profit sharing and money purchase pension plans,  defined benefit plans,  non-qualified  deferred compensation plans and other retirement accounts
(collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial  service firm has an agreement with __________ to utilize Class
R shares  in  certain  investment  products  or  programs.  Class R  shares  are generally  available to small and mid sized  retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to  retirement  plans  where  Class R shares  are held on the books of the Funds through  omnibus  accounts  (either  at the plan  level  or at the  level of the financial  services firm) and where the plans are introduced by an intermediary, such as a broker,  third party administrator,  registered  investment adviser or other  retirement  plan service  provider.  Class R shares are not  available to retail or  institutional  non-retirement  accounts,  traditional  and Roth IRAs,
Coverdell Education Savings Accounts,  SEPs,  SAR-SEPs,  one person Keogh plans,
SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

     A  retirement  plan's  intermediaries  can help  determine  which  class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more  appropriate than
Class R shares.  Specifically  if a retirement plan eligible to purchase Class R shares is otherwise  qualified to purchase  Class A shares at net asset value or
at  a  reduced  sales  charge  or  to  purchase   Institutional  Service  Class,
Institutional  Class  or  Service  Class  shares,  one of these  classes  may be selected  where  the  retirement  plan does not  require  the  distribution  and administrative  support services  typically  required by Class R share investors and/or the retirement plan's  intermediaries  have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate  investment for a retirement plan. A retirement plan's  intermediaries may receive different compensation depending upon which class is chosen.

Redemptions

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive  trading,  or if the amount of the  redemption  request  otherwise  would be disruptive to efficient  portfolio management,  or would adversely  affect the Fund.  Certain Funds may also assess redemption  fees on shares  held less  than 90 days,  30 days or 7 days,  as set forth in each  Fund's  current  prospectus.  Those  fees are  2.00% of the total redemption  amount  and are paid  directly  to the  appropriate  Fund to  offset brokerage commissions,  market impact and other costs associated with short-term trading  of Fund  shares.  Certain  intermediaries  cannot  assess  and  collect redemption  fees from their  accounts.  To the extent  redemption fees cannot be collected on particular  transactions and excessive  short-term  trading occurs, the remaining shareholders bear the expense of such trading.

In-Kind Redemptions

     The Funds generally plan to redeem their shares for cash with the following exceptions.  As described in their respective  Prospectuses,  each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all fund  shareholders,  to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in-kind redemption").

     The  Trust's  Board of  Trustees  has adopted  procedures  for  redemptions in-kind to affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the affiliated  shareholder's  proportionate  share of the  distributing  Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require  that the  distributed  securities  be valued in the same manner as they are valued for  purposes of  computing  the  distributing  Fund's net asset value and that neither the affiliated  shareholder  nor any other party with the ability and pecuniary  incentive to influence the redemption in-kind selects, or influences the selection of, the distributed  securities.  Use of the redemption in-kind  procedures  will  allow  a Fund to  avoid  having  to sell  significant portfolio assets to raise cash to meet the  shareholder's  redemption  request -
thus limiting the potential adverse effect on the distributing  Fund's net asset value.

Medallion Signature Guarantee

     A Medallion  signature  guarantee is required if: (1) your account  address has changed within the last 15 calendar  days; (2) the redemption  check is made payable to anyone other than the  registered  shareholder;  (3) the proceeds are sent to a bank account not  previously  designated or changed within the past 10 business  days;  (4) proceeds are mailed to an address other than the address of record;  or (5) the  redemption  proceeds  are  being  wired to bank  for  which instructions  are currently not on your account.  The  Distributor  reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible  guarantor  institution,"  which  includes,  but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized  person from redeeming  shares and obtaining the proceeds. A notary public is not an acceptable  guarantor.  In certain special cases (such as corporate or fiduciary registrations), additional legal  documents  may  be  required  to  ensure  proper  authorizations.  If the
Distributor  decides  to  require  signature  guarantees  in all  circumstances, shareholders  will be notified in writing prior to implementation of the policy.
The  Distributor,  at its discretion,  may waive the requirement for a signature guarantee.

Accounts With Low Balances

     If the value of your account  falls below $2,000  ($1,000 for IRA accounts)
for any reason, including market fluctuation,  you are generally subject to a $5 quarterly  fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that  reduces  the value of your  account to less than $2,000
($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase  additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

                               VALUATION OF SHARES

     The net asset value per share ("NAV") for each Fund is determined as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern
Time) on each day that the  Exchange is open and on such other days as the Board of Trustees determines (together,  the "Valuation Time"). However, to the extent that a Fund's  investments are traded in markets that are open when the New York
Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary  business holidays, including New Year's Day,  Martin Luther King,  Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day, and other days when the New York Stock Exchange is closed.

     Each Fund reserves the right to not determine NAV when:  (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of a Fund on which offering and redemption prices  are  based is the NAV of the  Fund,  divided  by the  number  of  shares outstanding,  with the result  adjusted to the nearer cent. The NAV of the Funds is determined by subtracting  the liabilities of the Funds from the value of its assets  (chiefly  composed of  investment  securities).  The net asset value per share of a class is  computed  by adding the value of all  securities  and other assets in a Fund's portfolio allocable to such class,  deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market  quotations are readily available are valued at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which  has been  approved  by the  Board of  Trustees.  Short  term  debt securities such as commercial paper and U.S. treasury bills,  having a remaining maturity of 60 days or less are  considered to be "short term" and are valued at amortized cost which  approximates  market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that  does  not  represent  fair  value  in the  judgment  of the  Funds'
investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Funds' Board of Trustees. Fair value determinations are required for  securities  whose  value is  affected  by a  significant  event  that  will materially  affect the value of a domestic or foreign  security and which occurs subsequent  to the  time of the  close of the  principal  market  on which  such domestic or foreign  security  trades but prior to the calculation of the Fund's
NAV.

     The Funds holding  foreign equity  securities  (the "Foreign Equity Funds")
value securities at fair value in the circumstances  described below. Generally, trading in foreign  securities  markets is completed  each day at various  times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign
Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market  quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value.  When fair value prices are utilized,  these prices will attempt to reflect the impact of the  financial  markets'  perceptions  and trading  activities on the Foreign
Equity Funds' foreign  investments  since the last closing prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges.  For these  purposes,  the Board of  Trustees  have  determined  that movements in relevant indices or other appropriate market indicators,  after the
close  of  the  foreign  securities  exchanges,   may  demonstrate  that  market
quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust  utilizes data furnished by an independent  pricing service (and that data draws upon, among other information, the market  values of foreign  investments).  The fair value prices of portfolio securities  generally  will be used when it is  determined  that the use of such prices will have an impact on the NAV of a Foreign  Equity Fund.  When a Foreign
Equity Fund uses fair value pricing,  the values  assigned to the Foreign Equity
Fund's  foreign  investments  may not be the quoted or  published  prices of the investments on their primary markets or exchanges.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

Funds of Funds

     Shares of the  Underlying  Funds are  valued  at their  respective  NAVs as reported to Aberdeen or its agent. Other assets of the Funds of Funds are valued at their current  market value if market  quotations are readily  available.  If market quotations are not available, or if Aberdeen determines that the price of a security does not  represent  its fair value,  these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an  Automatic  Asset  Accumulation  plan for as little as $50 a month in a Fund.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic investing has proven a valuable investment strategy in the past.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semi-annually  or annually,  to you (or anyone you designate) from your account.
Complete  the  appropriate  section  of the New  Account  Form or  contact  your financial  intermediary  or the Fund.  Your account  value must meet the minimum initial  investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally,  it is not advisable to  continue  to purchase  Class A or Class C shares  subject to a sales  charge while  simultaneously  redeeming  shares under the  program.  The $50 minimum is waived for required minimum distributions from individual retirement accounts.

     For Class B shares,  you will not be charged a CDSC on  redemptions  if you redeem 12% or less of your account value in a single year. For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through  reinvestment of dividends and/or capital gains  distributions, will be  redeemed  first and will count  toward  the 12%  limit.  If there is an insufficient  amount of assets not subject to a CDSC to cover a  particular  AWP payment,  shares  subject to the lowest CDSC will be redeemed next until the 12%
limit is reached. Any dividends and/or capital gains distributions taken in cash by a shareholder  who receives  payments  through AWP will also count toward the
12% limit.  In the case of AWP,  the 12% limit is  calculated  at the time of an automatic  redemption  is first  made,  and is  recalculated  at the  time  each additional automatic redemption is made.

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

                               INVESTOR PRIVILEGES

     The Funds  offer  the  following  privileges  to  shareholders.  Additional information may be obtained by calling toll free at __________________.

     No Sales Charge On  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for  dividends  and  capital  gains  of  less  than  $5 but  instead  they  will automatically be reinvested in the form of additional shares.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is made, and the amount you exchange must meet the applicable minimum  investment of the Fund being purchased.  The exchange  privilege may be limited due to excessive trading or market timing of Fund shares.

     Exchanges  Among  Funds.  Exchanges  may be made among any of the  Aberdeen
Funds within the same class of shares  (except for any other Fund not  currently accepting  purchase orders or Class X or Class Y shares of the Aberdeen Tax-Free
Income  Funds),  so long as both accounts have the same  registration,  and your first  purchase  in the  new  Fund  meets  the  new  Fund's  minimum  investment requirement.

     Because  Class R shares  of the  Funds are held  within  retirement  plans, exchange  privileges  with other Class R shares of the Aberdeen Funds may not be available  unless  the  Class R shares  of the  other  Aberdeen  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Class D, Class X, Class Y,  Institutional  Service Class or Institutional  Class
shares.  However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are  exchanging.  If you exchange your Class A shares of a Fund that are subject to a CDSC into another  Aberdeen Fund and then redeem those Class A shares within 18 months of the original  purchase,  the applicable
CDSC  will be the  CDSC  for the  original  Fund.  Class X  shareholders  of the
Aberdeen  Tax-Free  Income Fund may exchange  their shares for Class B shares of any of the  Aberdeen  Funds  currently  accepting  purchase  orders  and Class Y shareholders of the Aberdeen  Tax-Free Income Fund may exchange their shares for
Class C shares of any such Aberdeen Fund.  However, if you exchange out of Class
X or Class Y shares of the Aberdeen Tax-Free Income Fund into Class B or Class C of another  Aberdeen Fund,  respectively,  you will not be permitted to exchange from Class B or Class C of the other  Aberdeen Fund back into Class X or Class Y shares of the original  Aberdeen  Tax-Free  Income Fund. If you wish to purchase shares of a Fund or class for which the exchange  privilege does not apply,  you will pay any  applicable  CDSC at the time you  redeem  your  shares and pay any applicable  front-end  load on the new  Fund you are  purchasing  unless a sales charge waiver otherwise applies.

Exchanges May Be Made In The Following Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for the  Funds  by  calling  ___________,  24  hours a day,  seven  days a week.
However,  if you declined the option on the application,  you will not have this automatic exchange  privilege.  This system also gives you quick, easy access to mutual fund information.  Select from a menu of choices to conduct  transactions and hear fund price  information,  mailing  and wiring  instructions  as well as other  mutual  fund  information.  You must  call our toll  free  number  by the
Valuation Time to receive that day's closing share price.  The Valuation Time is the close of regular  trading of the New York Stock  Exchange,  which is usually
4:00 p.m. Eastern Time.

     Customer  Service Line - By calling  ___________________,  you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without  prior notice to suspend,  limit or terminate  the telephone exchange privilege or its use in any manner by any person or class.

     The Funds will employ the same procedure  described under "Buying,  Selling and Exchanging  Fund Shares" in the Prospectus to confirm that the  instructions are genuine.

     The Funds will not be liable for any loss, injury,  damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be  genuine,  and the Funds will be held  harmless  from any loss,  claims or liability arising from its compliance with such instructions.  These options are subject  to the  terms  and  conditions  set  forth  in the  Prospectus  and all telephone  transaction  calls may be  recorded.  The Funds  reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

By Mail or Fax - Write or fax to Aberdeen Funds, [address] _____________________
______________________________  or fax to  __________.  Please be sure that your letter or facsimile is signed  exactly as your  account is  registered  and that your  account  number and the Fund from which you wish to make the  exchange are included.  For example,  if your account is registered  "John Doe and Mary Doe",
"Joint  Tenants With Right of  Survivorship,'  then both John and Mary must sign the exchange  request.  The exchange  will be processed  effective  the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next  business  day. The Funds  reserve the right to require the original document if you use the fax method.

By On Line Access - Log on to our website  www.aberdeenfunds.com 24 hours a day, seven days a week, for easy access to your mutual fund  accounts.  Once you have reached the  website,  you will be  instructed  on how to select a password  and perform  transactions.  You can choose to receive information on all of Funds as well as your own personal accounts.  You may also perform transactions,  such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy
Fund  shares on its  website  at any time,  in which  case you may  continue  to exchange shares by mail, wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

     Automated    Voice    Response    System   -   Our   toll    free    number
______________________ will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions,  hear fund price  information,  mailing and wiring  instructions and other mutual fund information.

     Toll Free Information And Assistance - Customer service representatives are available to answer  questions  regarding the Funds and your account(s)  between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through  Friday).  Call toll free: _______________ or contact us at our fax number ________________________.

     Retirement  Plans (Not Available With The Tax-Free Income Fund) - Shares of
the  Funds may be  purchased  for  Self-Employed  Retirement  Plans,  Individual
Retirement  Accounts (IRAs),  Roth IRAs,  Coverdell  Education Savings Accounts,
IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing
Plans  and  Money   Purchase   Plans.   For  a  free   information   kit,   call
________________.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested transaction is processed.  However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.

     Consolidated  Statements -  Shareholders  of the Funds,  receive  quarterly statements as of the end of March, June,  September and December.  Please review your statement  carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current  holdings in the Funds.  Your accounts are consolidated by social security  number and zip code.  Accounts in your household under other social  security  numbers may be added to your  statement at your request.  Only transactions during the reporting period will be reflected on the statements. An annual summary statement  reflecting all calendar-year  transactions in all your
Funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares  during the calendar  year, a statement  reflecting  your taxable gain or loss for the calendar  year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end.  Average cost can only be calculated on accounts  opened on or after January 1, 1984.  Fiduciary  accounts and accounts  with shares  acquired by gift,  inheritance,  transfer,  or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or losses. You may wish to consult a tax advisor on the other methods available.
The average  cost  information  will not be provided to the IRS. If you have any questions, contact one of our service representatives at __________________.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Funds.

     Prospectuses  -  Updated  prospectuses  will  be  mailed  to you  at  least annually.

     Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions,  the Funds will not send any future  mail to the  shareholder  unless it receives  notification  of a correct mailing address for the  shareholder.  With respect to any redemption  checks or dividend/capital gains distribution checks that are returned as undeliverable or not presented  for payment  within six months,  the Trust  reserves the right to reinvest  the  check  proceeds  and any  future  distributions  in shares of the particular  Fund at the  then-current  NAV of such Fund until the Funds  receive further instructions from the shareholder.

                             ADDITIONAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Trustees to issue an unlimited  number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate  beneficial interests in the Trust. Each share of a
Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves  the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled  to  share  pro  rata in the net  assets  of such  Fund  available  for distribution to shareholders.

     The Trust presently  offers the following 26 series of shares of beneficial interest, without par value and with the various classes listed:

-------------------------------------------------------- -------------------------------------------------------------

                         FUND                                                    SHARE CLASS

-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Optimal Allocations Fund: Growth                Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Optimal Allocations Fund: Moderate Growth       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Optimal Allocations Fund: Moderate              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Optimal Allocations Fund: Specialty             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Optimal Allocations Fund: Defensive             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen China Opportunities Fund                        Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Developing Markets Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Global Financial Services Fund                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Global Health Sciences Fund                     Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Global Natural Resources Fund                   Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Global Technology and Communications Fund       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Global Utilities Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen International Equity Fund                       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Mid Cap Growth Fund                             Class A, Class B, Class C, Class D, Class R, Institutional
                                                         Service Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Select Equity Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Small Cap Fund                                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Select Small Cap Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Tax-Free Income Fund                            Class A, Class B, Class C, Class D, Class X, Class Y
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Select Growth Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Equity Long-Short Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Select Worldwide Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Hedged Core Equity Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Market Neutral Fund                             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Small Cap Opportunities Fund                    Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Small Cap Growth Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

Aberdeen Small Cap Value Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

     You have an interest  only in the assets of the Fund whose  shares you own.
Shares of a  particular  class are equal in all respects to other shares of that class.  In the event of  liquidation  of a Fund,  shares of the same  class will share pro rata in the  distribution of the net assets of the Fund with all other shares of that class.  All shares are without par value and when issued and paid for, are fully paid and  nonassessable by the Trust.  Shares may be exchanged or converted as described in this  Statement of Additional  Information  and in the
Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement,  fundamental investment  objectives,  fundamental investment policies and  fundamental  investment  restrictions,  to elect and  remove  Trustees,  to reorganize  the Trust or any  series or class  thereof  and to act upon  certain other business matters.  In regard to sale of assets;  the change of fundamental investment objectives,  policies and restrictions; the approval of an Investment
Advisory Agreement;  or any other matter for which a shareholder vote is sought, the right to vote is limited to the  holders  of shares of the  particular  Fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

                ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

The Information Discussed in This Section Applies Generally to All of the Funds,
But is  Supplemented  or  Modified  in  Additional  Separate  Sections  That are
Provided Below for Aberdeen Tax-Free Income Fund and the Funds of Funds.

Buying a Dividend

     If you  invest  in a Fund  shortly  before  the  record  date of a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-Class Funds

     Funds with multiple classes of shares calculate  dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ,  however,  generally due to the difference in the  distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

Distributions of Net Investment Income

     Each Fund receives  income  generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the
Fund,  constitutes the Fund's net investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by the Fund from such income (other than qualified  dividend income received by individuals) will be taxable to you as ordinary  income,  whether  you receive  them in cash or in additional shares.  Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates,  provided certain holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

Distributions of Capital Gain

     A Fund may realize a capital gain or loss in connection with sales or other dispositions  of its portfolio  securities.  Distributions  from net  short-term capital gain will be taxable to you as ordinary income.  Distributions  from net long-term  capital  gain  will be  taxable  to you as  long-term  capital  gain, regardless  of how long you have held your  shares in the Fund.  Any net capital gain (excess of net  long-term  capital gain over net  short-term  capital loss)
realized by a Fund  generally  will be  distributed  once each year,  and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Returns of Capital

     If the Fund's  distributions  exceed its taxable  income and capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in Foreign Securities

     The next three paragraphs  describe tax considerations  that are applicable to Funds that invest in foreign securities.

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect Of Foreign Debt Investments On Distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This
Treatment Could Increase or Decrease a Fund's Ordinary Income  Distributions  to
You, and May Cause Some or All of a Fund's Previously  Distributed  Income to be
Classified as a Return of Capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Pass-Through  of Foreign Tax  Credits.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations  for  certain  shareholders).  The Fund  will  provide  you with the information  necessary to complete your  personal  income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro rata share of foreign  taxes by paid by a Fund)
will be reduced if you receive from a Fund qualifying  dividends from qualifying foreign  corporations that are subject to tax at reduced rates.  Shareholders in these  circumstances  should talk with their  personal tax advisors  about their foreign tax credits and the  procedures  that they should  follow to claim these credits on their personal income tax returns.

     PFIC  Securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will NOT qualify for the reduced rate of taxation on qualified  dividends for individuals  when distributed to you by the
Fund.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution"  or gain from the  disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred  taxes  arising  from such  distributions  or gains.

Information on the Amount and Tax Character of Distributions

     Each Fund will inform you of the amount of your ordinary income and capital gain  dividends  at the time they are  paid,  and will  advise  you of their tax status for federal  income tax purposes  shortly  after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute  to you, as ordinary  income,  as  qualified  dividends or as capital gains, and in the case of non-U.S.  shareholders, the Fund may further designate and  distribute  as  interest-related  dividends  and  short-term  capital  gain dividends,  a percentage of income that may not be equal to the actual amount of this type of income  earned  during the period of your  investment  in the Fund.
Taxable  distributions  declared by a Fund in  December  but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     Each Fund  intends to elect or has  elected  to be  treated as a  regulated investment  company under  Subchapter M of the Code.  As a regulated  investment company,  a Fund  generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  In such a case,  the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gain, and  distributions  to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) the Fund must maintain a  diversified  Fund of  securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) the Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  the Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements

     To avoid federal  excise  taxes,  the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund Shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund  shares,  whether you receive cash or exchange  them for shares of a different  Fund,  the IRS requires you to report any gain or loss on your sale or exchange.  If you owned your shares as a capital asset, any gain or loss that you realize  generally is a capital gain or loss,  and is  long-term  or  short-term,  depending  on how long you owned your shares. Any  redemption/exchange  fees you incur on shares redeemed or exchanged within 90 days after the date they were  purchased  will  decrease the amount of any  capital  gain (or  increase  any  capital  loss) you realize on the sale or exchange.

     Sales at a Loss  Within Six Months of  Purchase.  Any loss  incurred on the sale or  exchange  of Fund  shares  owned for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral  of  Basis.  In  reporting  gain or loss on the sale of your  Fund shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     If:

o    In your original purchase of Fund shares, you received a reinvestment right
     (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
o    You  sell  some or all of your  original  shares  within  90 days of  their purchase, and
o    You reinvest  the sales  proceeds in the Fund or in another  Fund,  and the sales charge that would otherwise apply is reduced or eliminated;

     Then:

     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash  Sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your sale. Any loss  disallowed  under these rules is added to your tax basis in the new shares.

U.S. Government Securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from interest  earned on these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Government  National  Mortgage  Association
(Ginnie Mae) or Federal National Mortgage  Association (Fannie Mae) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income For Individuals

     For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends  eligible for taxation at long-term  capital gain rates.
This reduced rate  generally is available  for  dividends  paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified  foreign  corporations.  Dividends  from PFICs are not  eligible to be treated as qualified dividend income.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period  beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their
Fund  shares for at least 61 days during the 121-day  period  beginning  60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the  declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     The portion of dividends  paid by a Fund that  qualifies  for the corporate dividends-received  deduction will be designated each year in a notice mailed to the  Fund's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

     Each Fund may invest in complex securities (e.g., futures, options, forward currency  contracts,  short-sales,  PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  These rules could also accelerate the recognition of income to a Fund  (possibly  causing  the Fund to sell  securities  to raise  the cash for necessary distributions).  These rules could defer a Fund's ability to recognize a loss,  and, in limited cases,  subject the Fund to U.S.  federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount,  timing,  or character of the income  distributed  to you by a Fund. For example:

     Derivatives.  A  Fund  may be  permitted  to  invest  in  options,  futures contracts,  options  on futures  contracts,  stock  index  options  and  forward currency  contracts  to hedge a Fund's  portfolio  or for any other  permissible purposes consistent with that Fund's investment objective. If a Fund makes these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  A Fund's  entry into a short sale  transaction  or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

     Tax  Straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts (or in substantially  similar or related property) in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Short Sales and Securities Lending  Tractions.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Credit  Default  Swap  Agreements.  A Fund may be  permitted  to enter into credit  default swap  agreements.  The rules  governing  the tax aspects of swap agreements that provide for contingent  nonperiodic payments of this type are in a developing stage and are not entirely clear in certain  aspects.  Accordingly, while a Fund intends to account for such  transactions  in a manner deemed to be appropriate,  the IRS might  not  accept  such  treatment.  The Funds  intend to monitor developments in this area.

     Investment in REMIC Residual  Interests (Excess Inclusion  Income).  A Fund
may invest in residual  interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits  ("REMICs").  The portion of the Fund's income  received from REMIC residual  interests,  either  directly or through an investment  in a REIT  that  holds  such  interests  or  qualifies  as a taxable mortgage  pool (such  income is  referred  to in the Code as  "excess  inclusion income")  generally is required to be allocated by the Fund to its  shareholders in  proportion  to the  dividends  paid  to  such  shareholders  with  the  same consequences  as if  the  shareholders  received  the  excess  inclusion  income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Fund expects that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act,  regulated  investment  companies such as the Fund are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     Investments in Securities of Uncertain Tax Character.  A Fund may invest in securities  the U.S.  Federal  income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, each Fund must withhold a portion of your taxable distributions and redemption  proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not  subject  to backup  withholding,  and  certify  that you are a U.S.  person
(including  a U.S.  resident  alien).  A Fund  also  must  withhold  if the  IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

Non-U.S. Investors

     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In General.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in which  the Fund is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  While each Fund makes every effort to disclose any amounts
of  interest-related   dividends  distributed  to  its  non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Sunset Date for  Short-Term  Capital Gain  Dividends  and  Interest-Related
Dividends.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning  after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     Investment  in U.S.  Real  Property.  In  addition,  a Fund may  invest  in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRPTA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     U.S. Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Additional Tax Information With Respect to Aberdeen Tax-Free Income Fund

     The tax  information  described in "Additional  General Tax Information for
All Funds" above applies to the Aberdeen  Tax-Free Income Fund,  except as noted
in this section.

Exempt-Interest Dividends

     By meeting  certain  requirements  of the Code,  the Fund  qualifies to pay exempt-interest  dividends to you.  These  dividends  are derived from  interest income  exempt from regular  federal  income tax, and are not subject to regular federal  income tax when they are paid to you. In  addition,  to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political  subdivisions,  or from interest on  qualifying  U.S.  territorial obligations  (including  qualifying  obligations of Puerto Rico, the U.S. Virgin
Islands and Guam),  they also may be exempt from that  state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income

     The Fund may earn taxable income from many sources,  including  income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of  market  discount  bonds.  If you are a taxable  investor,  any distributions  by the Fund from this  income  will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains and Gain or Loss on Sale or Exchange of Your Fund
Shares

     The  Fund  may  realize  a  capital  gain or  loss  on  sale  of  portfolio securities.  Distributions  of capital  gains are taxable to you.  Distributions from net  short-term  capital  gain will be taxable to you as  ordinary  income.
Distributions  from  net  long-term  capital  gain  will  be  taxable  to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund.

     When you sell your shares in the Fund,  you may  realize a capital  gain or loss,  which is subject to federal income tax. For tax purposes,  an exchange of your Fund shares for shares of a different Aberdeen Fund is the same as a sale.

Information on the Amount and Tax Character of Distributions

     The Fund will inform you of the amount of your taxable  ordinary income and capital gain  dividends at the time they are paid,  and will advise you of their tax  status  for  federal  income  tax  purposes  shortly  after the end of each calendar year,  including the portion of the  distributions  that on average are comprised of taxable  income or interest  income that is a tax  preference  item when determining your alternative  minimum tax. If you have not held Fund shares for a full year,  the Fund may designate and  distribute to you, as taxable,  as tax-exempt or as tax preference  income,  a percentage of income that may not be equal to the actual  amount of this type of income earned by the Fund during the period of your  investment in the Fund.  Taxable  distributions  declared by the
Fund in December but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund  shares,  and any  remaining  loss will be treated as a long-term  capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Qualified Dividend Income for Individuals

     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions  are expected to be  qualified  dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations

     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax

     Interest on certain  private  activity  bonds,  while  exempt from  regular federal  income  tax,  is a  preference  item  for  you  when  determining  your alternative  minimum tax under the Code and under the income tax  provisions  of several states.  Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes,  depending on your personal or corporate tax position.  If you are a person  defined in the
Code as a substantial user (or person related to a user) of a facility  financed by private  activity  bonds,  you should  consult  with your tax adviser  before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable, perhaps retroactively to the date the security was issued.

Additional Information for the Funds Of Funds

     Each of the Funds of Funds invests in one or more Underlying Funds. The tax consequences  of an  investment in a Fund of Funds are generally the same as the consequences of investment in a non-Fund of Funds, except as noted below.

Distributions of Net Investment Income

     A Fund of  Funds'  income  consists  of  dividends  it  receives  from  the
Underlying  Funds,  less  the  estimated  expenses  of the  Fund of  Funds.  Any distributions by a Fund of Funds from such income (other than qualified dividend income  received  by  individuals)  will be taxable to you as  ordinary  income, whether you receive them in cash or additional  shares.  A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     An  Underlying  Fund may realize  capital gain or loss in  connection  with sales or other dispositions of its portfolio  securities.  Any net capital gains may be distributed to a Fund of Funds as capital gain  distributions.  A Fund of
Funds may also  derive  capital  gains and  losses in  connection  with sales of shares of the Underlying Funds.  Distributions from net short-term capital gains are taxable to you as ordinary income.  Distributions from net long-term capital gains are taxable to you as long-term capital gains,  regardless of how long you have owned your shares in a Fund of Funds. Capital gain will be distributed by a
Fund of Funds  once  each  year,  and may be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

Effect of Foreign Investments on Distributions

     Most  foreign  exchange  gain  realized on the sale of debt  securities  is treated as ordinary income by an Underlying  Fund.  Similarly,  foreign exchange loss realized on the sale of debt  securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as  ordinary  income,  and any loss will  reduce an  Underlying  Fund's ordinary income otherwise  available for distribution to the Fund of Funds. This treatment  could  increase or  decrease an  Underlying  Fund's  ordinary  income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying  Fund's  previously  distributed  income to be classified as a return of capital to the Fund of Funds.  A return of  capital  generally  is not taxable  to a Fund of Funds,  but  reduces  the Fund of Funds'  tax basis in its shares of the  Underlying  Fund.  Any return of capital in excess of the Fund of
Funds' tax basis is taxable to the Fund of Funds as a capital gain.

     Certain  Underlying  Funds may be subject to foreign  withholding  taxes on income from certain  foreign  securities.  This could reduce such an  Underlying
Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

U.S. Government Securities

     The income earned on certain U.S. government securities is generally exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from  interest  earned on these  securities,  subject in some states to minimum  investment  or  reporting requirements  that must be met by a Fund of Funds.  Dividends  paid by a Fund of
Funds may not be exempt  from state and local  taxes in certain  states when the
Fund of Fund invests in U.S. government  securities only indirectly by investing in an Underlying Fund.

     This discussion of "Additional  General Tax Information" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in either of the Funds.

                               MAJOR SHAREHOLDERS

     As of the date of this SAI, the Funds had not yet commenced  operations and the Funds do not have any shareholders.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

     A  Standard  & Poor's  corporate  or  municipal  debt  rating  is a current assessment  of the  creditworthiness  of an obligor  with  respect to a specific obligation.  This  assessment  may  take  into  consideration  obligors  such as guarantors, insurers, or lessees.

     The debt  rating  is not a  recommendation  to  purchase,  sell,  or hold a security,  inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.  Likelihood of default - capacity and  willingness  of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2. Nature of and provisions of the obligation.

     3. Protection  afforded by, and relative position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy and other laws affecting.

                                INVESTMENT GRADE

     AAA - Debt  rated  "AAA" has the  highest  rating  assigned  by  Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong  capacity to pay  interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt  rated  "A"  has a  strong  capacity  to pay  interest  and  repay principal  although it is somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and  economic  conditions  than debt in higher  rated categories.

     BBB - Debt rated "BBB" is  regarded  as having an adequate  capacity to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     Debt  rated  "BB",  "B",  "CCC",   "CC"  and  "C"  is  regarded  as  having
predominantly  speculative  characteristics  with  respect  to  capacity  to pay interest and repay principal. "BB" indicates the least degree of speculation and
"C" the highest.  While such debt will likely have some  quality and  protective characteristics,  these are  outweighed  by large  uncertainties  or major  risk exposures to adverse conditions.

     BB - Debt rated "BB" is less  vulnerable to default than other  speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions  which  could lead to  inadequate capacity to meet timely interest and principal payments.

     B - Debt rated "B" has a greater  vulnerability to default than obligations rated BB but currently has the capacity to meet interest  payments and principal repayments.  Adverse  business,  financial,  or economic  conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt rated "CCC" is currently vulnerable to default, and is dependent upon  favorable  business,  financial,  and economic  conditions  to meet timely payment  of  interest  and  repayment  of  principal.  In the  event of  adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay principal.

     CC  -  Debt  rated  "CC"  typically  is  currently  highly   vulnerable  to
nonpayment.

     C - Debt rated "C" signifies that a bankruptcy petition has been filed, but debt service payments are continued.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during such grade  period.  The "D"
rating  also  will be used  upon the  filing of a  bankruptcy  petition  if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edged." Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be considered  as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade  obligations
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     Ba - Bonds  which are rated Ba are  judged  to have  speculative  elements;
their future cannot be considered well-assured. Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

     Excerpts from Moody's  Investors  Service,  Inc.,  description of state and municipal note ratings:

     MIG-1- Notes bearing this  designation  are of the best  quality,  enjoying strong  protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

     MIG-2- Notes bearing this designation are of high quality,  with margins of protection ample although not so large as in the preceding group.

     MIG-3- Notes bearing this  designation are of favorable  quality,  with all security elements accounted for but lacking the strength of the preceding grade.
Market  access  for  refinancing,  in  particular,  is  likely  to be less  well established.

                            FITCH, INC. BOND RATINGS

     Fitch  investment  grade  bond  ratings  provide  a guide to  investors  in determining the credit risk associated with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating  takes into  consideration  special  features of the issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds  that  have  the  same  rating  are of  similar  but not  necessarily identical credit quality since the rating  categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not  recommendations  to buy,  sell, or hold any security ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

     Fitch  ratings  are  based on  information  obtained  from  issuers,  other obligors,  underwriters,  their experts,  and other sources Fitch believes to be reliable.  Fitch  does not  audit  or  verify  the  truth  or  accuracy  of such information.  Ratings may be changed,  suspended,  or  withdrawn  as a result of changes in, or the unavailability of, information or for other reasons.

     AAA  Bonds   considered   investment  grade  and  representing  the  lowest
expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality.
This rating  indicates a very strong  capacity  for timely  payment of financial commitments,  a capacity that is not  significantly  vulnerable  to  foreseeable events.

     A Bonds  considered to be investment  grade and represent a low expectation of credit risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may,  nevertheless,  be more vulnerable to changes in economic  conditions or circumstances than long term debt with higher ratings.

     BBB Bonds  considered  to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate,  but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     BB Bonds are considered speculative.  This rating indicates that there is a possibility  of credit risk  developing,  particularly  as the result of adverse economic changes over time; however,  business or financial  alternatives may be available to allow  financial  commitments to be met.  Securities  rated in this category are not investment grade.

     B Bonds are  considered  highly  speculative.  This rating  indicates  that significant  credit risk is  present,  but a limited  margin of safety  remains.
Financial  commitments are currently being met; however,  capacity for continued
payment  is  contingent  upon  a  sustained,  favorable  business  and  economic environment.

     CCC, CC Bonds are  considered a high default risk.  Default is a real and C possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" rating signal imminent default.

     DDD,  DD Bonds are in  default.  Such bonds are not  meeting  current and D
obligations  and  are  extremely  speculative.   "DDD"  designates  the  highest
potential for recovery of amounts outstanding on any securities involved and "D"
represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current  assessment of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

     Ratings  are graded into  several  categories,  ranging  from `A-1' for the highest  quality  obligations  to "D" for the lowest.  These  categories  are as follows:

     A-1 - This highest  category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -  Capacity  for  timely  payment on issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated "A-1".

     A-3 - Issues carrying this  designation  have adequate  capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated "B" are regarded as having only  speculative  capacity for timely payment.

     C - This rating is assigned to short-term  debt  obligations  with doubtful capacity for payment.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest payments or principal  payments are not made on the date due, even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and  market-access  risks unique to notes.  Notes  maturing in three  years or less will likely  receive a note  rating.  Notes  maturing  beyond  three years will most  likely  receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization  schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2.  Source of  payment - the more the issue  depends  on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 - Strong capacity to pay principal and interest.  Issues determined to possess very strong  capacity to pay principal and interest are given a plus (+)
designation.

     SP-2 -  Satisfactory  capacity to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3 - Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

     Moody's  short-term  debt ratings are opinions on the ability of issuers to repay punctually  senior debt  obligations.  These  obligations have an original maturity not exceeding one year, unless  explicitly  noted.  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (I) leading market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

     Issuers rated Prime-2 (or supporting  institutions)  have a strong capacity for  repayment  of  short-term  promissory  obligations.  This will  normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers  rated  Prime-3 (or  supporting  institutions)  have an  acceptable capacity  for  repayment of  short-term  promissory  obligations.  The effect of
industry   characteristics  and  market  composition  may  be  more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Issuers  rated  Not  Prime  do not  fall  within  any of the  prime  rating categories.

                              MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 - This  designation  denotes  best  quality.  There is present strong  protection by  established  cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 - This designation  denotes  favorable  quality.  All security elements are accounted for but there is lacking the  undeniable  strength of the preceding  grades.  Liquidity and cash flow  protection may be narrow and market access for refinancing is likely to be less well established.

     MIG  4/VMIG  4 - This  designation  denotes  adequate  quality.  Protection commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

     Fitch's  short-term  ratings apply to debt  obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit,  medium-term notes, and municipal and investment notes.

     The short-term  rating places greater  emphasis than a long-term  rating on the  existence of liquidity  necessary  to meet the  issuer's  obligations  in a timely manner.

     F-1+ - Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Very strong credit  quality.  Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Good credit quality.  Issues assigned this rating have a satisfactory degree of assurance for timely  payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                 APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

                             ABERDEEN FUND ADVISORS

                                   SUMMARY OF
                             PROXY VOTING GUIDELINES

GENERAL

     The Board of Trustees of the Aberdeen  Funds (the "Funds") has approved the delegation of the authority to vote proxies  relating to the securities  held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be,  after the  Board  reviewed  and  considered  the proxy  voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Aberdeen's  goal  in  performing  this  service  is to  make  proxy  voting decisions:  (i) to vote or not to vote  proxies in a manner that serves the best economic  interests of the Fund;  and (ii) that avoid the influence of conflicts of  interest.  To  implement  this  goal,  Aberdeen  has  adopted  proxy  voting guidelines  (the "Proxy Voting  Guidelines") to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy
Voting  Guidelines  are designed to ensure that where Aberdeen has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records for the year ended June 30, 2008 of the Funds will be made available to shareholders on the Trust's website, www.aberdeenfunds.com, and the SEC's website before August 31, 2008.

HOW PROXIES ARE VOTED

     Aberdeen has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy  voting  for Fund portfolio securities directly managed by Aberdeen.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Aberdeen  personnel  has  reviewed,  and will  continue to review annually,  the  relationship  with ISS and the quality and  effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Aberdeen  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated  into the Proxy Voting  Guidelines,  and by providing research and analysis,  recommendations  regarding votes,  operational implementation, and recordkeeping and reporting services. Aberdeen's decision to retain ISS is based principally on the view that the services that ISS provides, subject  to  oversight  by  Aberdeen,  generally  will  result  in proxy  voting decisions  which serve the best  economic  interests  of Clients.  Aberdeen  has reviewed,  analyzed,  and  determined  that the ISS Proxy Voting  Guidelines are consistent  with the views of Aberdeen on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Aberdeen;  and (ii)
Aberdeen will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     Aberdeen  does  not  engage  in  investment   banking,   administration  or
management of corporate  retirement  plans, or any other activity that is likely to create a potential  conflict of interest.  In addition,  because Fund proxies are voted by ISS pursuant to the  pre-determined  ISS Proxy  Voting  Guidelines,
Aberdeen  generally  does  not  make an  actual  determination  of how to vote a particular  proxy,  and,  therefore,  proxies voted on behalf of the Fund do not reflect any conflict of  interest.  Nevertheless,  the Proxy  Voting  Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict  of  interest  between  the  interests  of a Fund and those of
Aberdeen (or between a Fund and those of any of Aberdeen's affiliates), then the proxy should be voted strictly in conformity with the  recommendation of ISS. To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Aberdeen.  The chief counsel for Aberdeen then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Aberdeen then casts a proxy vote that  deviates  from an ISS  recommendation, the affected Fund (or other  appropriate  Fund authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Aberdeen, through ISS, shall attempt to process every vote for all domestic and foreign  proxies  that they  receive;  however,  there may be cases in which
Aberdeen will not process a proxy because it is  impractical or too expensive to do so. For  example,  Aberdeen  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Aberdeen  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Aberdeen generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities unless Aberdeen  determines that the issue presented for a vote warrants recalling the security.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser,  the Trustees of the Fund and Aberdeen have delegated  proxy voting authority to that  sub-adviser.  Each  sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Aberdeen for their  respective review and these proxy voting policies are described below.  Each sub-adviser is required (1) to represent  quarterly to Aberdeen that all proxies of the Fund(s)
advised by the sub-adviser were voted in accordance with the sub-adviser's proxy voting  policies as provided to Aberdeen and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

2005 ISS Proxy Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for
2005.

1.    Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

o    Tenure of the audit firm
o    Establishment  and disclosure of a renewal  process  whereby the auditor is regularly evaluated for both audit quality and competitive price
o    Length of the rotation period advocated in the proposal
o    Significant audit-related issues
o    Number of audit committee meetings held each year
o    Number of financial experts serving on the committee

2.   Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

o    Insiders and affiliated  outsiders on boards that are not at least majority independent
o    Directors  who sit on more  than six  boards,  or on more  than two  public boards in addition to their own if they are CEOs of public companies
o    Directors who adopt a poison pill without  shareholder  approval  since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
o    Directors who serve on the compensation  committee when there is a negative correlation  between chief  executive pay and company  performance  (fiscal year end basis)
o    Directors  who have failed to address the issue(s)  that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.   Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.

Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4.   Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8.   Capital Structure

Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.
Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:
o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders
o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder

9.   Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:
o    The  plan  expressly  permits  repricing  of  underwater   options  without
     shareholder approval; or
o    There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
o    The  company's  most recent  three-year  burn rate is  excessive  and is an outlier within its peer group.

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before  recommending  a vote FOR a director  equity  plan,  ISS will  review the company's proxy statement for the following qualitative features:

o    Stock  ownership  guidelines  (a  minimum of three  times the  annual  cash retainer)
o    Vesting schedule or mandatory  holding/deferral  period (minimum vesting of three years for stock options or restricted stock)
o    Balanced mix between cash and equity
o    Non-employee directors should not receive retirement benefits/perquisites
o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation
o    Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value,
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

o    Broad-based participation
o    Limits on employee  contribution  (a fixed dollar amount or a percentage of base salary)
o    Company matching contribution up to 25 percent of employee's  contribution, which is effectively a discount of 20 percent from market value
o    No discount  on the stock  price on the date of  purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

                             NORTHPOINTE CAPITAL LLC

                                   SUMMARY OF

                             PROXY VOTING GUIDELINES

GENERAL

     NorthPointe Capital LLC  ("NorthPointe"),  is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the  Investment  Advisers  Act of 1940,  as  amended  (the  "Advisers  Act").
NorthPointe  currently provides investment advisory services to various types of clients, including registered and unregistered investment companies,  collective trusts, institutional separate accounts, insurance general accounts,  charitable endowments,  Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals  (hereinafter referred to collectively as the
"Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that NorthPointe performs for Clients. NorthPointe's goal in performing this  service  is to make  proxy  voting  decisions:  (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
NorthPointe has adopted proxy voting guidelines (the "Proxy Voting  Guidelines")
to assist it in making proxy voting  decisions and in developing  procedures for effecting those  decisions.  The Proxy Voting  Guidelines are designed to ensure that where NorthPointe has the authority to vote proxies, all legal,  fiduciary, and contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

HOW PROXIES ARE VOTED

     NorthPointe has delegated to Institutional Shareholder Services ("ISS"), an independent  service  provider,  the  administration  of proxy voting for Client
portfolio   securities   directly  managed  by  NorthPointe.   ISS,  a  Delaware
corporation,  provides  proxy-voting services to many asset managers on a global basis.

     Specifically,  ISS assists  NorthPointe  in the proxy voting and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated  into the Proxy Voting  Guidelines,  and by providing research and analysis,  recommendations  regarding votes,  operational implementation, and recordkeeping and reporting services. NorthPointe's decision to  retain  ISS is based  principally  on the view  that the  services  that ISS provides,  subject to oversight by  NorthPointe,  generally will result in proxy voting decisions which serve the best economic interests of Clients. NorthPointe has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with  the  views  of  NorthPointe  on the  various  types  of  proxy proposals.  When the ISS Proxy Voting  Guidelines do not cover a specific  proxy
issue  and  ISS  does  not  provide  a  recommendation:   (i)  ISS  will  notify
NorthPointe;  and (ii)  NorthPointe will use its best judgment in voting proxies on behalf of the Clients.  A summary of the ISS Proxy Voting  Guidelines  is set forth below.

CONFLICTS OF INTEREST

     NorthPointe  does not  engage  in  investment  banking,  administration  or management of corporate  retirement  plans, or any other activity that is likely to create a potential conflict of interest. In addition,  because Client proxies are voted by ISS pursuant to the  pre-determined  ISS Proxy  Voting  Guidelines,
NorthPointe  generally  does not make an actual  determination  of how to vote a particular  proxy,  and,  therefore,  proxies  voted on behalf of Clients do not reflect any conflict of  interest.  Nevertheless,  the Proxy  Voting  Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict of interest  between  the  interests  of a Client and those of
NorthPointe (or between a Client and those of any of  NorthPointe's  affiliates, including  Nationwide  Fund  Distributors  LLC and  Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation of ISS must be reported to the chief counsel for NorthPointe. The chief counsel for NorthPointe then will provide guidance concerning the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If NorthPointe then casts a proxy vote that deviates from an ISS recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NorthPointe,  through  ISS,  shall  attempt to  process  every vote for all domestic and foreign  proxies that it receives;  however,  there may be cases in which  NorthPointe  will not process a proxy  because it is  impractical  or too expensive  to do so.  For  example,  NorthPointe  will  not  process  a proxy in connection  with a  foreign  security  if the  cost of  voting a  foreign  proxy outweighs the benefit of voting the foreign proxy, when NorthPointe has not been given  enough  time to process  the vote,  or when a sell order for the  foreign security is  outstanding  and proxy  voting would impede the sale of the foreign security.  Also, NorthPointe generally will not seek to recall the securities on loan for the purpose of voting the securities.

2005 ISS Proxy Voting Guidelines Summary

     The  following  is a  concise  summary  of  the  ISS  proxy  voting  policy guidelines for 2005.

1.   Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

o    Tenure of the audit firm
o    Establishment  and disclosure of a renewal  process  whereby the auditor is regularly evaluated for both audit quality and competitive price
o    Length of the rotation period advocated in the proposal
o    Significant audit-related issues
o    Number of audit committee meetings held each year
o    Number of financial experts serving on the committee

2.   Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

o    Insiders and affiliated  outsiders on boards that are not at least majority independent
o    Directors  who sit on more  than six  boards,  or on more  than two  public boards in addition to their own if they are CEOs of public companies
o    Directors who adopt a poison pill without  shareholder  approval  since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
o    Directors who serve on the compensation  committee when there is a negative correlation  between chief  executive pay and company  performance  (fiscal year end basis)
o    Directors  who have failed to address the issue(s)  that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.   Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4.   Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8.   Capital Structure

Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.
Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting  rights.  Vote FOR  proposals to approve  increases  beyond the allowable increase  when a  company's  shares  are in  danger  of being  delisted  or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders
o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder

9.   Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:

o    The  plan  expressly  permits  repricing  of  underwater   options  without
     shareholder approval; or
o    There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
o    The  company's  most recent  three-year  burn rate is  excessive  and is an outlier within its peer group.

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before  recommending  a vote FOR a director  equity  plan,  ISS will  review the company's proxy statement for the following qualitative features:

o    Stock  ownership  guidelines  (a  minimum of three  times the  annual  cash retainer)
o    Vesting schedule or mandatory  holding/deferral  period (minimum vesting of three years for stock options or restricted stock)
o    Balanced mix between cash and equity
o    Non-employee directors should not receive retirement benefits/perquisites
o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation
o    Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:
o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

o    Broad-based participation
o    Limits on employee  contribution  (a fixed dollar amount or a percentage of base salary)
o    Company matching contribution up to 25 percent of employee's  contribution, which is effectively a discount of 20 percent from market value
o    No discount  on the stock  price on the date of  purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE,  taking into account company performance, pay level versus peers, pay level versus industry,  and long term corporate  outlook.  But generally vote FOR shareholder proposals that:

o    Advocate the use of performance-based awards like indexed,  premium-priced, and  performance-vested  options or  performance-based  shares,  unless the proposal is overly  restrictive or the company already  substantially  uses such awards.
o    Call  for  a  shareholder  vote  on  extraordinary  benefits  contained  in
     Supplemental Executive Retirement Plans (SERPs).

10.  Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

Vote:

o    FOR  proposals  for the company to amend its Equal  Employment  Opportunity
     (EEO)  Statement  to include  reference to sexual  orientation,  unless the change would result in excessive costs for the company.
o    AGAINST  resolutions  asking for the  adopting  of  voluntary  labeling  of ingredients  or asking  for  companies  to label  until a phase out of such ingredients has been completed.
o    CASE-BY-CASE  on  proposals  calling for  companies  to report on the risks associated with  outsourcing,  with  consideration  of the risks associated with  certain  international  markets,  the  utility  of such a  report  to shareholders,  and the existence of a publicly  available code of corporate conduct that applies to international operations.

                            GARTMORE GLOBAL PARTNERS

                       SUMMARY OF PROXY VOTING GUIDELINES

The corporate governance policy of Gartmore Global Partners (GGP) is intended to give our clients a voice in the  companies in which they  invest.  That voice is being heard when GGP casts its clients' votes at company meetings. This document only summarizes GGP's position and for a fuller understanding  reference must be made to GGP's full corporate governance statement.

Corporate Governance

Corporate Governance  establishes the appropriate corporate structure for wealth creation in the interests of shareholders.  Policy needs to be applied flexibly, pragmatically  and  appropriately to the  circumstances of the company.  We take into account the corporate cultures of different  countries but aim to apply the same principles.

Gartmore's Position

Voting  rights  are  part  of  the  value  of  an  investment  and  to  be  used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical  difficulties  which may prevent  this in some  markets.  We support  good  practice in business  and endorse the OECD  Principles of Corporate  Governance as part of the development of codes of best practice for individual markets.

Voting Guidelines

o    Shareholder  rights - should be protected.  Shareholders  should be able to participate  in general  meetings in proportion  to their  ownership of the company.

o    Capital issue and repurchase should be on equal terms to all holders.

o    Decisions on  take-over  bids are based on the  long-term  interests of our clients. Anti-takeover devices should not be used to shield management from accountability.

o    Board Structure - there should be sufficient independent  non-executives to balance executive management.

o    Chairman and Chief Executive - these  significantly  different roles should be separated to prevent undue concentration of power within the company.

o    Board  Committees  - strong  audit  and  remuneration  committees  composed principally  of  independent  non-executive  directors  should  be  used to resolve conflicts of interest between executives and the company.

o    Service  contracts  - should not be of  excessive  length or used to shield executives who do not perform.

o    Re-election - all directors  should be required to stand for re-election at regular intervals, at least every 3 years.

o    Incentive schemes - share based  remuneration  schemes should be subject to
     shareholder   approval.   We  favor  schemes   which  include   challenging
     performance criteria.

Gartmore's Procedures

We have a specialist  corporate  governance  function which is  responsible  for developing  and  executing  policy on behalf of our  clients.  It is headed by a senior  executive  with long  experience  in  investment.  The fund  manager  or research  analyst with  responsibility  for our investment in a company  reviews resolutions,  casts a critical eye over  governance,  identifies and is actively involved in formulating our response to controversial issues. Where required GGP will take necessary  steps to retain proxy voting records for the period of time as specified by regulations.

Conflicts of Interest

GGP  recognizes  that  circumstances  can  occur  where it faces  an  actual  or perceived  material  conflict  of  interest  in  effecting  the policy of voting proxies.  Some of these  potential  conflicts of interest  include,  but are not limited to:

o    where GGP (or an affiliate)  manages assets,  administers  employee benefit plans, or provides other financial  services or products to companies whose management  is  soliciting  proxies and failure to vote proxies in favor of the  management  of  such a  company  may  harm  our  (or  an  affiliate's)
     relationship with the company

o    where GGP (or an affiliate) may have a business relationship,  not with the company,  but with a  proponent  of a proxy  proposal  and where GGP (or an affiliate) may manage assets for the proponent

o    where GGP (or an  affiliate)  or any members of its staff may have personal or business  relationships  with participants in proxy contests,  corporate directors or candidates  for corporate  directorships,  or where GGP (or an affiliate)  or any member of its staff may have a personal  interest in the outcome of a particular  matter before  shareholders.  Where such conflicts arise,  arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

     o    referring  decisions to a senior manager  unconnected  with the day to day management of the fund concerned

     o    using the advice of an outside body

     o    approaching clients directly.

In order to avoid even the appearance of impropriety,  in the event that GGP (or an affiliate) manages assets for a company, its pension plan, or related entity,
GGP will not take into  consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

                         APPENDIX C - PORTFOLIO MANAGERS

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen Asset Management Inc. ("Aberdeen")

     The Adviser  compensates the Fund's portfolio managers for their management of the Fund. The Fund's portfolio managers' compensation consists of an industry competitive  salary and a  year-end  discretionary  cash  bonus  based on client service, asset growth and the performance of the Fund.

Gartmore Global Partners

     As well as  receiving a fixed  salary,  GGP  employees  can also receive an annual  bonus,  according to  individual  performance - this forms a significant part of the remuneration package. The performance of each of GGP's associates is measured against pre-agreed measures that reflect the nature of the individual's role.

     A portfolio manager's measures include:

     o    their funds' performance over one and three years when compared to the clients' benchmark

     o    the extent to which they deviate from their funds' risk parameters

     A research analyst's measures include:

     o    the  performance  of their stock picks,  using a sector neutral model, against the sector index

     o    their  ability to  rationalise  and  communicate  stock  selections to portfolio managers

     All aspects of remuneration  are  benchmarked  against  independent  market data, the market being defined by the  businesses and industry  sectors in which we compete for high-quality associates.

NorthPointe Capital LLC

[To be updated]

OTHER MANAGED ACCOUNTS

     The following chart summarizes  information  regarding  accounts other than
the  Fund  for  which  each   portfolio   manager  has   day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

--------------------------------- ---------------------------------------------------------
                                  Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager         and Total Assets by Category (as of ___________, 2007)
-------------------------------------------------------------------------------------------

Aberdeen Asset Management
--------------------------------- ---------------------------------------------------------
Christopher Baggini               Mutual Funds: __ accounts, $________ total assets (__
                                  accounts, $_________ total assets for which the
                                  advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  4 accounts, $________ total assets (__
                                  accounts, _________ total assets for which the advisory
                                  fee is based on performance)
                                  Other Accounts:  __ account, $________ total assets
--------------------------------- ---------------------------------------------------------
Douglas Burtnick                  Mutual Funds:  __ accounts, $_______ total assets (__
                                  accounts, $________ for which the advisory fee is based
                                  on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $________ total assets (__
                                  accounts, $_________ total assets for which the
                                  advisory fee is based on performance)
                                  Other Accounts:  __ account, $________ total assets
--------------------------------- ---------------------------------------------------------
Joseph Cerniglia                  Mutual Funds:  __ accounts, $__________ total assets
                                  (Other Pooled Investment
                                  Vehicles:  __ accounts, $_______ total assets
                                  Other Accounts:  __ account, $_______ total assets
--------------------------------- ---------------------------------------------------------
William Gerlach                   Mutual Funds:  __ accounts, $_________ total assets (__
                                  account, $_________ total assets for which the advisory
                                  fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $__ total assets
                                  Other Accounts:  __ accounts, $_________ total assets
--------------------------------- ---------------------------------------------------------
Gary Haubold                      Mutual Funds:  __ accounts, $________ total assets (__
                                  accounts, $__________ total assets for which the
                                  advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $________ total assets
                                  Other Accounts:  __ accounts, $_________ total assets
--------------------------------- ---------------------------------------------------------
Jason Kotik                       Mutual Funds:  __ account, $_______ total assets
                                  (advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles: __ accounts, $_____ total assets
                                  Other Accounts: __ accounts, $____ total assets
--------------------------------- ---------------------------------------------------------
William Miller                    Mutual Funds:  __ account, $______ total assets
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $__ total assets
                                  Other Accounts:  __ accounts, $_____ total assets
--------------------------------- ---------------------------------------------------------
Robert V. Tango, Jr.              Mutual Funds:  __ account, $______ total assets
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $__ total assets
                                  Other Accounts:  __ accounts, $_____ total assets
--------------------------------- ---------------------------------------------------------
Charles Purcell                   Mutual Funds:  __ account, $______ total assets
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $__ total assets
                                  Other Accounts:  __ accounts, $_____ total assets
--------------------------------- ---------------------------------------------------------
Stuart Quint                      Mutual Funds:  __ accounts, $______ total assets (both
                                  accounts for which the advisory fee is based on
                                  performance)
                                  Other Pooled Investment Vehicles:  __ accounts, $__
                                  total assets
                                  Other Accounts:  __ accounts, $__ total assets
--------------------------------- ---------------------------------------------------------

Gartmore Global Partners
--------------------------------- ---------------------------------------------------------
Charles Awdry                     Mutual Funds:  __ account, $_______ total assets
                                  (advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $__ total assets
                                  Other Accounts:  __ accounts, $__ total assets
--------------------------------- ---------------------------------------------------------
Brian O'Neill                     Mutual Funds:  __ accounts, $________ total assets
                                  (both for which the advisory fee is based on
                                  performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $_______ total assets
                                  Other Accounts:  __ accounts, $_______ total assets
--------------------------------- ---------------------------------------------------------
Christopher Palmer                Mutual Funds:  __ accounts, $_______ total assets (__
                                  accounts, $________ total assets for which the advisory
                                  fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $______ total assets
                                  Other Accounts:  __ accounts, $_______ total assets
--------------------------------- ---------------------------------------------------------
Neil Rogan                        Mutual Funds: __ accounts, $_______ total assets (both
                                  for which the advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $_______ total assets
                                  Other Accounts:  __ accounts, $______ total assets (__
                                  accounts, $_______ total assets for which the advisory
                                  fee is based on performance)
--------------------------------- ---------------------------------------------------------
Ben Walker                        Mutual Funds:  __ accounts, $_______ total assets (all
                                  for which the advisory fee is based on performance)
                                  Other Pooled Investment
                                  Vehicles:  __ account, $_______ total assets
                                  Other Accounts:  __ accounts, $_______ total assets (__
                                  accounts, $______ total assets for which the advisory
                                  fee is based on performance)
--------------------------------- ---------------------------------------------------------

NorthPoint Capital LLC
--------------------------------- ---------------------------------------------------------
Karl Knas                         Mutual Funds:  __ accounts, $_____ total assets
                                  Other Pooled Investment
                                  Vehicles:  __ accounts, $________ total assets
                                  Other Accounts:  __ accounts, $________ total assets
--------------------------------- ---------------------------------------------------------
Carl Wilk                         Mutual Funds:  __ accounts, $_______ total assets
                                  Other Pooled Investment Vehicles:  __ accounts,
                                  $__________ total assets
                                  Other Accounts:  __ accounts, $_______ total assets
-------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc.

     The portfolio  managers'  management  of "other  accounts" may give rise to potential  conflicts  of interest in  connection  with their  management  of the
Fund's investments,  on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment  objective as the
Fund.  Therefore,  a potential conflict of interest may arise as a result of the identical investment  objectives,  whereby the portfolio manager could favor one account  over  another.  However,  the  Adviser  believes  that these  risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular  portfolio  manager are generally  managed in a similar fashion, subject to  exceptions  to account for  particular  investment  restrictions  or policies  applicable  only to certain  accounts,  differences  in cash flows and account sizes, and similar factors;  and (ii) portfolio manager personal trading is monitored to avoid potential conflicts.  In addition, the Adviser has adopted trade allocation  procedures that require  equitable  allocation of trade orders for a particular security among participating accounts.

     In some cases,  another account  managed by the same portfolio  manager may compensate  Aberdeen  based on the  performance  of the  portfolio  held by that account.  The existence of such a  performance-based  fee may create  additional conflicts of interest for the portfolio  manager in the allocation of management time, resources and investment opportunities.

     Another  potential  conflict  could include  instances in which  securities considered  as  investments  for the Fund  also  may be  appropriate  for  other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell  securities  by the  Fund  and one or more of the  other accounts  simultaneously,  the Adviser may  aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it
believes  to  be  equitable  under  the  circumstances.   As  a  result  of  the
allocations,  there may be instances  where the Fund will not  participate  in a transaction that is allocated among other accounts.  While these aggregation and allocation  policies  could have a detrimental  effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the
Adviser  that  the  benefits   from  the  Adviser   organization   outweigh  any
disadvantage  that may arise from  exposure to  simultaneous  transactions.  The
Trust has adopted policies that are designed to eliminate or minimize  conflicts of interest,  although there is no guarantee that procedures  adopted under such policies will detect each and every situation in which a conflict arises.

Gartmore Global Partners (GGP)

     GGP's place within the Financial  Services Industry places an obligation on our  portfolio  constructors  to  demonstrate  their  independence  of mind when advising or  exercising  discretion  and on Dealers when  executing  bargains on behalf of our  clients.  If  pressures  or  material  interests  are  allowed to influence  such  decisions,  the  clients'  best  interests  cannot  be  served.
Portfolio  Constructors and Dealers are bound by GGP's Chinese Walls policy. All
GGP staff are expected to observe this policy. A sufficiently  knowledgeable and appropriately  classified  client can agree to GGP  running  with a conflict  of interest only if the client agreement contains a full account of likely conflict situations.

     When providing advice,  discretionary  management or execution of bargains, any outside influences,  which are in conflict with the client's best interests, or might be,  are to be  entirely  disregarded.  No policy  should be adopted or arrangement agreed to if it restricts the free exercise of independent judgment:
this includes  agreeing to accept gifts or other  inducements to place business.
Any  attempts  by a third  party to exert  such  pressure  must be  notified  to
Compliance.  If a Portfolio  Constructor  relays advice which comes from outside
GGP  to  his  client,  the  client  should  be  in no  doubt  of  the  Portfolio
Constructor's  opinion on this advice. If a Portfolio Constructor cannot satisfy these  requirements,  Compliance  should be asked  whether the client  agreement needs to be changed.  All  conflicts  of  interest  should be  explained  to the clients  affected  and a file note  should be  available,  together  with  their written agreement.

     The following controls are in place:

     o    The Chinese Walls Policy (management of confidential information)

     o    The  use of risk  assessment  when  negotiating  and  drafting  client agreements

     o    The monitoring activities undertaken by Compliance, Risk, and Internal
          Audit.

     o    The Code of Ethics and Personal Account Dealing Rules.

NorthPointe Capital LLC

[To be added]

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  (1)  Agreement and  Declaration of Trust of Registrant is filed herewith as
          Exhibit No. EX-99.a.1.

     (2)  Certificate  of Trust of  Registrant,  as filed with the Office of the
          Secretary of State of the State of Delaware on September  27, 2007, is
          filed herewith as Exhibit No. EX-99.a.2.

(b)  By-Laws of Registrant are filed herewith as Exhibit No. EX-99.b.

(c)  See Article III, "Shares," and Article V, "Shareholders'  Voting Powers and
     Meetings,"  of  Registrant's  Agreement  and  Declaration  of  Trust  filed herewith.

     See also Article II, "Meetings of  Shareholders,"  of Registrant's  By-Laws
     filed herewith.

(d)  (1)  Form of Investment  Advisory Agreement between Registrant and Aberdeen
          Asset  Management  Inc.  ("AAMI")  is filed  herewith  as Exhibit  No.
          EX-99.d.1.

     (2)  Expense Limitation Agreement between Registrant and AAMI.*

     (3)  Sub-Advisory Agreement between AAMI and Gartmore Global Partners.*

     (4)  Sub-Advisory Agreement between AAMI and NorthPointe Capital LLC.*

     (5)  Sub-Advisory  Agreement  between  AAMI and Aberdeen  Asset  Management
          Investment Services Limited.*

     (6)  Sub-Advisory Agreement between AAMI and Aberdeen Asset Management Asia
          Limited.*

(e)  (1)  Distribution Agreement between Registrant and the Distributor.*

     (2)  Form of Dealer Agreement.*

(f)  Not Applicable.

(g)  Custody Agreement.*

(h)  (1)  Fund  Administration  and Transfer Agency Agreement between Registrant and AAMI.*

     (2)  Services Agreement between AAMI and Citi Fund Services, Inc.*

     (3)  Sub-Administration  and Sub-Transfer Agency Agreement between AAMI and
          Citi Fund Services Inc.*

(i)  (1)  Opinion and Consent of Counsel (Stradley Ronon Stevens & Young, LLP).*

(j)  (1)  Consent of Independent Registered Public Accounting Firm.*

     (2)  Powers of Attorney.*

(k)  Not applicable.

(l)  Not applicable.

(m)  Distribution and Administrative Services Plans.*

(n)  Rule 18f-3 Multiple Class Plan.*

(o)  Reserved.

(p)  (1)  Code of Ethics of Registrant.*

     (2)  Code of Ethics of Aberdeen Asset Management Inc.*

     (3)  Code of Ethics Gartmore Global Partners.*

     (4)  Code of Ethics NorthPointe Capital LLC.*

     (5)  Code of Ethics Aberdeen Asset Management Investment Services Limited.*

     (6)  Code of Ethics Aberdeen Asset Management Asia Limited.*

     (7)  Code of Ethics, of [_________________], Registrant's Distributor.*

_____________

*    To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

The  Registrant's  Agreement  and  Declaration  of Trust  ("Trust  Declaration")
provides that the Registrant  (the "Trust"),  out of the Trust  Property,  shall indemnify  and hold harmless each and every officer and Trustee from and against any and all  claims and  demands  whatsoever  arising  out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability  applies to events  occurring at the time a Person  serves as a Trustee or  officer of the Trust  whether or not such
Person is a Trustee or officer at the time of any proceeding in which  liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any  officer  or  Trustee  from or  against  any  liability  to the Trust or any
Shareholder to which such Person would otherwise be subject by reason of willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties involved in the conduct of such Person's office (such conduct referred to herein as "Disqualifying Conduct").

For the purpose of this  indemnification  and  limitation of liability,  "Agent"
means any Person who is or was a Trustee,  officer,  employee  or other agent of the  Trust or is or was  serving  at the  request  of the  Trust  as a  trustee, director,  officer,  employee  or other  agent of another  foreign  or  domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding"
means any threatened,  pending or completed action or proceeding, whether civil,
criminal,   administrative  or   investigative.   To  the  fullest  extent  that
limitations  on the liability of Agents are permitted by the Delaware  Statutory
Trust Act,  as  amended,  and other  applicable  law,  the  Agents  shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment  Adviser or Principal  Underwriter of the Trust.  No
amendment  or  repeal  of  Article  VII  of  the  Trust  Declaration   regarding
indemnification  shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

The Registrant's Trust Declaration provides that to the fullest extent permitted by  applicable  law, the  officers  and Trustees  shall be entitled and have the authority to purchase with Trust  Property,  insurance for liability and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection with any claim,  action,  suit or proceeding in which such
Person becomes  involved by virtue of such Person's  capacity or former capacity with the Trust,  whether or not the Trust would have the power to indemnify such
Person against such  liability  under the provisions of Article VII of the Trust
Declaration.

Item 26. Business and Other Connections of the Investment Adviser.

The Registrant's investment adviser, Aberdeen Asset Management Inc. ("AAMI"), is a Delaware corporation. In addition to providing investment advisory services to registered management  investment  companies,  AAMI provides investment advisory services  to  individual  accounts.  Additional  information  as to AAMI and the directors  and  officers  of AAMI is  included in AAMI's Form ADV filed with the
U.S. Securities and Exchange  Commission ("SEC") (File No. 801-49966),  which is incorporated  herein by reference  and sets forth the officers and  directors of
AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant's  sub-adviser,  Gartmore Global Partners ("GGP"),  is a Delaware partnership.  Additional information as to GGP and the directors and officers of
GGP is included in GGP's Form ADV filed with the SEC (File No. 801-48811), which is incorporated herein by reference and sets forth the officers and directors of
GGP and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by GGP and such officers and directors during the past two years.

The Registrant's  sub-adviser,  NorthPointe  Capital LLC  ("NorthPointe"),  is a
Delaware limited liability company. Additional information as to NorthPointe and the directors and officers of NorthPointe is included in NorthPointe's  Form ADV filed  with the SEC  (File  No.  801-57064),  which is  incorporated  herein  by reference  and  sets  forth  the  officers  and  directors  of  NorthPointe  and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature  engaged in by  NorthPointe  and such officers and directors during the past two years.

The  Registrant's  sub-adviser,  Aberdeen Asset Management  Investment  Services
Limited ("AAMISL"),  is a United Kingdom corporation.  Additional information as to AAMISL and the  directors and officers of AAMISL is included in AAMISL's Form
ADV filed with the SEC (File No.  801-12880),  which is  incorporated  herein by reference and sets forth the officers and directors of AAMISL and information as to any business,  profession,  vocation or  employment  of a substantial  nature engaged in by AAMISL and such officers and directors during the past two years.

The Registrant's sub-adviser,  Aberdeen Asset Management Asia Limited ("AAMAL"), is a Singapore corporation. Additional information as to AAMAL and the directors and  officers of AAMAL is included in AAMAL's  Form ADV filed with the SEC (File
No.  801-62020),  which is  incorporated  herein by reference and sets forth the officers and directors of AAMAL and information as to any business,  profession, vocation or  employment  of a  substantial  nature  engaged in by AAMAL and such officers and directors during the past two years.

Item 27. Principal Underwriters.

TO BE COMPLETED BY AMENDMENT:

(a)  [________________]  (the "Distributor")  acts as principal  underwriter for the following investment companies:

The Distributor is registered with the SEC as a broker-dealer and is a member of the National  Association of Securities Dealers.  The Distributor's main address is [________________].

(b)  The directors and officers of the Distributor are as follows:

       Name                    Address             Position with Underwriter

(c) Not Applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  Investment  Company  Act of  1940,  as  amended,  and  the  rules thereunder  will be maintained at the offices of Citi Fund Services Ohio,  Inc.:
3435  Stelzer  Road,  Columbus,  Ohio 43219 and 100 Summer  Street,  15th Floor,
Boston,  Massachusetts  02110  with the  exception  of those  maintained  by the
Registrant's  investment adviser,  Aberdeen Asset Management Inc. at 1735 Market
Street, 37th Floor, Philadelphia, PA 19103.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be  permitted  to Trustees,  officers  and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise,  the  Registrant has been advised that in the opinion of the SEC such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a Trustee,  officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such
Trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act of 1940,  each as  amended,  the  Registrant  has duly  caused this registration  statement to be signed on its behalf by the  undersigned,  thereto
duly  authorized  in  the  City  of   Philadelphia,   and  the  Commonwealth  of
Pennsylvania on the 12th day of October 2007.

                                           Aberdeen Funds

                                           /s/ Vincent Esposito
                                           Vincent Esposito
                                           President and Chief Executive
                                           Officer of Aberdeen Funds

Pursuant to the  requirements of the Securities Act of 1933,  this  registration statement  has been  signed  below by the  following  persons in the  capacities indicated on the 12th day of October 2007.

Name                            Title
/s/ Gary Bartlett               Sole Trustee
Gary Bartlett

/s/ Vincent Esposito            President and Chief Executive Officer
Vincent Esposito

/s/ Alan Goodson                Treasurer and Chief Financial Officer
Alan Goodson

                                 EXHIBITS INDEX

EXHIBITS                                                EXHIBIT NO.
Agreement and Declaration of Trust of Registrant        EX-99.a.1
Certificate of Trust of the Registrant                  EX-99.a.2
By-Laws of the Registrant                               EX-99.b
Form of Investment Advisory Agreement between
Registrant and Aberdeen Asset Management Inc.           EX-99.d.1